UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index* (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

2 | the RYDEX FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | the RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.60%	13.38%	$1,000.00	$1,133.80	$8.49
Inverse S&P 500 Strategy Fund	1.74%	(10.73%)	1,000.00	892.70	8.19
NASDAQ-100® Fund	1.63%	14.75%	1,000.00	1,147.50	8.70
Inverse NASDAQ-100® Strategy Fund	1.78%	(15.25%)	1,000.00	847.50	8.18
S&P 500 2x Strategy Fund	1.75%	17.38%	1,000.00	1,173.80	9.46
NASDAQ-100® 2x Strategy Fund	1.78%	30.30%	1,000.00	1,303.00	10.19
Mid-Cap 1.5x Strategy Fund	1.75%	10.58%	1,000.00	1,105.80	9.16
Inverse Mid-Cap Strategy Fund	1.74%	(9.68%)	1,000.00	903.20	8.23
Russell 2000® 2x Strategy Fund	1.84%	14.87%	1,000.00	1,148.70	9.83
Russell 2000® 1.5x Strategy Fund	1.86%	11.29%	1,000.00	1,112.90	9.77
Inverse Russell 2000® Strategy Fund	1.84%	(10.54%)	1,000.00	894.60	8.67
Dow 2x Strategy Fund	1.77%	12.02%	1,000.00	1,120.20	9.33
Inverse Dow 2x Strategy Fund	1.77%	(15.27%)	1,000.00	847.30	8.13
S&P 500 Pure Growth Fund	1.59%	8.34%	1,000.00	1,083.40	8.24
S&P 500 Pure Value Fund	1.60%	4.99%	1,000.00	1,049.90	8.15
S&P MidCap 400 Pure Growth Fund	1.59%	6.66%	1,000.00	1,066.60	8.17
S&P MidCap 400 Pure Value Fund	1.60%	5.29%	1,000.00	1,052.90	8.17
S&P SmallCap 600 Pure Growth Fund	1.60%	7.86%	1,000.00	1,078.60	8.27
S&P SmallCap 600 Pure Value Fund	1.60%	4.56%	1,000.00	1,045.60	8.14
Europe 1.25x Strategy Fund	1.75%	2.39%	1,000.00	1,023.90	8.81
Japan 2x Strategy Fund	1.59%	5.96%	1,000.00	1,059.60	8.14
Strengthening Dollar 2x Strategy Fund	1.78%	(0.32%)	1,000.00	996.80	8.84
Weakening Dollar 2x Strategy Fund	1.78%	(2.80%)	1,000.00	972.00	8.73
Real Estate Fund	1.69%	14.86%	1,000.00	1,148.60	9.03
Government Long Bond
1.2x Strategy Fund	1.29%	5.30%	1,000.00	1,053.00	6.58
Inverse Government
Long Bond Strategy Fund	3.98%	(6.19%)	1,000.00	938.10	19.18
U.S. Government Money Market Fund	0.11%	0.00%	1,000.00	1,000.00	0.55

6 | the RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.60%	5.00%	$1,000.00	$1,016.91	$8.02
Inverse S&P 500 Strategy Fund	1.74%	5.00%	1,000.00	1,016.21	8.72
NASDAQ-100® Fund	1.63%	5.00%	1,000.00	1,016.76	8.17
Inverse NASDAQ-100® Strategy Fund	1.78%	5.00%	1,000.00	1,016.01	8.92
S&P 500 2x Strategy Fund	1.75%	5.00%	1,000.00	1,016.16	8.77
NASDAQ-100® 2x Strategy Fund	1.78%	5.00%	1,000.00	1,016.01	8.92
Mid-Cap 1.5x Strategy Fund	1.75%	5.00%	1,000.00	1,016.16	8.77
Inverse Mid-Cap Strategy Fund	1.74%	5.00%	1,000.00	1,016.21	8.72
Russell 2000® 2x Strategy Fund	1.84%	5.00%	1,000.00	1,015.71	9.22
Russell 2000® 1.5x Strategy Fund	1.86%	5.00%	1,000.00	1,015.61	9.32
Inverse Russell 2000® Strategy Fund	1.84%	5.00%	1,000.00	1,015.71	9.22
Dow 2x Strategy Fund	1.77%	5.00%	1,000.00	1,016.06	8.87
Inverse Dow 2x Strategy Fund	1.77%	5.00%	1,000.00	1,016.06	8.87
S&P 500 Pure Growth Fund	1.59%	5.00%	1,000.00	1,016.96	7.97
S&P 500 Pure Value Fund	1.60%	5.00%	1,000.00	1,016.91	8.02
S&P MidCap 400 Pure Growth Fund	1.59%	5.00%	1,000.00	1,016.96	7.97
S&P MidCap 400 Pure Value Fund	1.60%	5.00%	1,000.00	1,016.91	8.02
S&P SmallCap 600 Pure Growth Fund	1.60%	5.00%	1,000.00	1,016.91	8.02
S&P SmallCap 600 Pure Value Fund	1.60%	5.00%	1,000.00	1,016.91	8.02
Europe 1.25x Strategy Fund	1.75%	5.00%	1,000.00	1,016.16	8.77
Japan 2x Strategy Fund	1.59%	5.00%	1,000.00	1,016.96	7.97
Strengthening Dollar 2x Strategy Fund	1.78%	5.00%	1,000.00	1,016.01	8.92
Weakening Dollar 2x Strategy Fund	1.78%	5.00%	1,000.00	1,016.01	8.92
Real Estate Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Government Long Bond 1.2x Strategy Fund	1.29%	5.00%	1,000.00	1,018.45	6.47
Inverse Government Long Bond Strategy Fund	3.98%	5.00%	1,000.00	1,005.07	19.84
U.S. Government Money Market Fund	0.11%	5.00%	1,000.00	1,024.32	0.55

[1]	This ratio represents annualized Total Expenses, which include interest expense from securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 2.24% lower.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2012

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	2.9%
Exxon Mobil Corp.	2.1%
Microsoft Corp.	1.2%
International Business Machines Corp.	1.2%
General Electric Co.	1.2%
AT&T, Inc.	1.1%
Chevron Corp.	1.1%
Johnson & Johnson	1.0%
Wells Fargo & Co.	0.9%
Coca-Cola Co.	0.9%
Top Ten Total	13.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
NOVA FUND

	Shares	Value

COMMON STOCKS† - 64.9%

Information Technology - 12.8%
Apple, Inc.*	1,138	$664,591
Microsoft Corp.	9,084	277,880
International Business Machines Corp.	1,404	274,594
Google, Inc. — Class A*	312	180,982
Intel Corp.	6,115	162,964
Oracle Corp.	4,715	140,036
QUALCOMM, Inc.	2,083	115,981
Cisco Systems, Inc.	6,509	111,760
Visa, Inc. — Class A	608	75,168
EMC Corp.*	2,554	65,459
eBay, Inc.*	1,400	58,814
Mastercard, Inc. — Class A	129	55,485
Hewlett-Packard Co.	2,399	48,244
Accenture plc — Class A	781	46,930
Texas Instruments, Inc.	1,395	40,023
Automatic Data Processing, Inc.	594	33,062
Corning, Inc.	1,839	23,779
Yahoo!, Inc.*	1,484	23,492
Salesforce.com, Inc.*	167	23,090
Dell, Inc.*	1,806	22,611
Cognizant Technology Solutions Corp. — Class A*	369	22,140
Intuit, Inc.	357	21,188
Broadcom Corp. — Class A*	603	20,381
Adobe Systems, Inc.*	602	19,487
Citrix Systems, Inc.*	226	18,970
Applied Materials, Inc.	1,557	17,842
Motorola Solutions, Inc.	355	17,079
TE Connectivity Ltd.	523	16,689
Teradata Corp.*	203	14,618
NetApp, Inc.*	440	14,001
Analog Devices, Inc.	361	13,599
Altera Corp.	392	13,265
Red Hat, Inc.*	234	13,216
Xerox Corp.	1,637	12,883
Symantec Corp.*	876	12,798
Western Union Co.	745	12,546
Fiserv, Inc.*	170	12,277
Paychex, Inc.	390	12,250
CA, Inc.	430	11,649
SanDisk Corp.*	299	10,908
Xilinx, Inc.	324	10,877
Amphenol Corp. — Class A	197	10,819
Juniper Networks, Inc.*	640	10,438
NVIDIA Corp.*	747	10,324
Fidelity National Information Services, Inc.	293	9,985
KLA-Tencor Corp.	202	9,949
Autodesk, Inc.*	280	9,797
F5 Networks, Inc.*	96	9,558
Lam Research Corp.*	247	9,322
Linear Technology Corp.	283	8,866
Western Digital Corp.*	284	8,656
VeriSign, Inc.*	192	8,365
BMC Software, Inc.*	196	8,365
Microchip Technology, Inc.	237	7,840
Micron Technology, Inc.*	1,205	7,604
Akamai Technologies, Inc.*	214	6,795
Harris Corp.	138	5,775
Electronic Arts, Inc.*	390	4,817
Total System Services, Inc.	195	4,666
Computer Sciences Corp.	187	4,641
Jabil Circuit, Inc.	221	4,493
LSI Corp.*	689	4,389
SAIC, Inc.	340	4,121
Advanced Micro Devices, Inc.*	715	4,097
Molex, Inc.	167	3,998
FLIR Systems, Inc.	185	3,608
Teradyne, Inc.*	227	3,192
JDS Uniphase Corp.*	276	3,036
Lexmark International, Inc. — Class A	83	2,206
Total Information Technology		2,953,330

Financials - 9.4%
Wells Fargo & Co.	6,454	215,821
Berkshire Hathaway, Inc. — Class B*	2,135	177,909
JPMorgan Chase & Co.	4,624	165,215
Bank of America Corp.	13,090	107,076
Citigroup, Inc.	3,566	97,744
U.S. Bancorp	2,302	74,032
American Express Co.	1,215	70,725
Goldman Sachs Group, Inc.	594	56,941
Simon Property Group, Inc.	365	56,816
MetLife, Inc.	1,286	39,673
PNC Financial Services Group, Inc.	647	39,538
Capital One Financial Corp.	705	38,535
American Tower Corp. — Class A	482	33,697
Bank of New York Mellon Corp.	1,449	31,805
ACE Ltd.	413	30,615
Travelers Companies, Inc.	473	30,196
Prudential Financial, Inc.	565	27,363
Morgan Stanley	1,849	26,977
State Street Corp.	597	26,650
BlackRock, Inc. — Class A	156	26,492
BB&T Corp.	845	26,068
American International Group, Inc.*	776	24,902
Public Storage	172	24,838
Aflac, Inc.	568	24,191
Chubb Corp.	328	23,885
Equity Residential	365	22,761
HCP, Inc.	510	22,517
Discover Financial Services	644	22,270
Ventas, Inc.	351	22,155
Marsh & McLennan Companies, Inc.	661	21,304
Allstate Corp.	597	20,949
CME Group, Inc. — Class A	76	20,377
Boston Properties, Inc.	186	20,157
Franklin Resources, Inc.	177	19,645
T. Rowe Price Group, Inc.	310	19,518
Vornado Realty Trust	225	18,896

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
NOVA FUND

	Shares	Value

Prologis, Inc.	556	$18,476
Aon plc	393	18,385
Charles Schwab Corp.	1,318	17,042
SunTrust Banks, Inc.	658	15,943
AvalonBay Communities, Inc.	112	15,846
Progressive Corp.	741	15,435
Loews Corp.	375	15,341
Fifth Third Bancorp	1,117	14,968
Health Care REIT, Inc.	255	14,867
Weyerhaeuser Co.	655	14,646
Ameriprise Financial, Inc.	270	14,110
Host Hotels & Resorts, Inc.	868	13,732
Northern Trust Corp.	291	13,392
M&T Bank Corp.	150	12,386
Invesco Ltd.	540	12,204
IntercontinentalExchange, Inc.*	88	11,966
Regions Financial Corp.	1,714	11,570
Kimco Realty Corp.	498	9,477
Principal Financial Group, Inc.	360	9,443
Hartford Financial Services Group, Inc.	531	9,362
SLM Corp.	590	9,269
KeyCorp	1,158	8,963
Moody’s Corp.	244	8,918
XL Group plc — Class A	379	7,974
NYSE Euronext	309	7,904
Plum Creek Timber Company, Inc.	196	7,781
Lincoln National Corp.	347	7,589
Cincinnati Financial Corp.	197	7,500
Comerica, Inc.	239	7,340
Huntington Bancshares, Inc.	1,046	6,694
Unum Group	347	6,638
CBRE Group, Inc. — Class A*	397	6,495
Torchmark Corp.	120	6,066
Leucadia National Corp.	245	5,211
People’s United Financial, Inc.	432	5,015
Apartment Investment & Management Co. — Class A	161	4,352
Zions Bancorporation	220	4,272
Legg Mason, Inc.	156	4,114
Hudson City Bancorp, Inc.	642	4,090
Assurant, Inc.	104	3,623
Genworth Financial, Inc. — Class A*	599	3,390
NASDAQ OMX Group, Inc.	149	3,378
First Horizon National Corp.	307	2,656
Federated Investors, Inc. — Class B	113	2,469
E*TRADE Financial Corp.*	304	2,444
Total Financials		2,150,989

Health Care - 7.8%
Johnson & Johnson	3,338	225,514
Pfizer, Inc.	9,099	209,277
Merck & Company, Inc.	3,693	154,183
Abbott Laboratories	1,907	122,944
Bristol-Myers Squibb Co.	2,050	73,698
UnitedHealth Group, Inc.	1,259	73,652
Amgen, Inc.	945	69,022
Express Scripts Holding Co.*	976	54,490
Eli Lilly & Co.	1,242	53,294
Medtronic, Inc.	1,261	48,838
Gilead Sciences, Inc.*	917	47,024
Biogen Idec, Inc.*	291	42,015
Baxter International, Inc.	671	35,663
Allergan, Inc.	375	34,714
Celgene Corp.*	530	34,005
Covidien plc	586	31,351
McKesson Corp.	286	26,813
WellPoint, Inc.	402	25,644
Intuitive Surgical, Inc.*	44	24,367
Alexion Pharmaceuticals, Inc.*	236	23,435
Thermo Fisher Scientific, Inc.	448	23,256
Stryker Corp.	393	21,654
Becton Dickinson and Co.	244	18,239
Cardinal Health, Inc.	419	17,598
Agilent Technologies, Inc.	422	16,559
Aetna, Inc.	422	16,361
Humana, Inc.	198	15,333
St. Jude Medical, Inc.	381	15,206
Cigna Corp.	345	15,180
Edwards Lifesciences Corp.*	139	14,359
Cerner Corp.*	173	14,300
Zimmer Holdings, Inc.	214	13,773
Perrigo Co.	114	13,444
AmerisourceBergen Corp. — Class A	305	12,002
Quest Diagnostics, Inc.	192	11,501
Watson Pharmaceuticals, Inc.*	152	11,246
Forest Laboratories, Inc.*	321	11,232
Mylan, Inc.*	521	11,134
CR Bard, Inc.	102	10,959
Laboratory Corporation of America Holdings*	118	10,928
DaVita, Inc.*	109	10,705
Boston Scientific Corp.*	1,737	9,849
Life Technologies Corp.*	215	9,673
Waters Corp.*	108	8,583
Varian Medical Systems, Inc.*	135	8,204
Hospira, Inc.*	201	7,031
CareFusion Corp.*	268	6,882
DENTSPLY International, Inc.	167	6,314
Coventry Health Care, Inc.	174	5,531
Patterson Companies, Inc.	107	3,688
PerkinElmer, Inc.	138	3,560
Tenet Healthcare Corp.*	503	2,636
Total Health Care		1,786,863

Consumer Staples - 7.3%
Coca-Cola Co.	2,740	214,240
Procter & Gamble Co.	3,328	203,841
Philip Morris International, Inc.	2,073	180,890
Wal-Mart Stores, Inc.	2,097	146,203
PepsiCo, Inc.	1,899	134,183
Altria Group, Inc.	2,473	85,442
Kraft Foods, Inc. — Class A	2,154	83,186
CVS Caremark Corp.	1,557	72,758
Colgate-Palmolive Co.	580	60,378

10 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
NOVA FUND

	Shares	Value

Costco Wholesale Corp.	525	$49,875
Kimberly-Clark Corp.	472	39,539
Walgreen Co.	1,048	31,000
General Mills, Inc.	783	30,177
Archer-Daniels-Midland Co.	800	23,616
Sysco Corp.	707	21,076
HJ Heinz Co.	384	20,882
Lorillard, Inc.	156	20,584
Mead Johnson Nutrition Co. — Class A	244	19,644
Whole Foods Market, Inc.	199	18,968
Reynolds American, Inc.	402	18,038
Kroger Co.	682	15,816
Kellogg Co.	300	14,799
Estee Lauder Companies, Inc. — Class A	269	14,558
Hershey Co.	184	13,254
Monster Beverage Corp.*	186	13,243
ConAgra Foods, Inc.	506	13,121
Beam, Inc.	196	12,248
Brown-Forman Corp. — Class B	118	11,428
Clorox Co.	157	11,376
Dr Pepper Snapple Group, Inc.	254	11,113
JM Smucker Co.	137	10,346
Coca-Cola Enterprises, Inc.	368	10,319
McCormick & Company, Inc.	161	9,765
Avon Products, Inc.	524	8,494
Molson Coors Brewing Co. — Class B	190	7,906
Campbell Soup Co.	215	7,177
Tyson Foods, Inc. — Class A	348	6,553
Constellation Brands, Inc. — Class A*	196	5,304
Safeway, Inc.	290	5,264
Hormel Foods Corp.	167	5,080
Dean Foods Co.*	220	3,747
Total Consumer Staples		1,685,431

Consumer Discretionary - 7.1%
McDonald’s Corp.	1,237	109,511
Walt Disney Co.	2,173	105,390
Comcast Corp. — Class A	3,278	104,798
Amazon.com, Inc.*	438	100,017
Home Depot, Inc.	1,860	98,562
News Corp. — Class A	2,560	57,061
Starbucks Corp.	924	49,268
Target Corp.	803	46,728
Time Warner, Inc.	1,165	44,853
Ford Motor Co.	4,641	44,507
Lowe’s Companies, Inc.	1,430	40,669
NIKE, Inc. — Class B	450	39,501
Priceline.com, Inc.*	59	39,207
DIRECTV — Class A*	800	39,056
TJX Companies, Inc.	900	38,637
Yum! Brands, Inc.	563	36,268
Time Warner Cable, Inc.	376	30,870
Viacom, Inc. — Class B	642	30,187
CBS Corp. — Class B	783	25,667
Johnson Controls, Inc.	829	22,972
Coach, Inc.	345	20,176
Carnival Corp.	549	18,815
Bed Bath & Beyond, Inc.*	282	17,428
Macy’s, Inc.	499	17,140
Ross Stores, Inc.	274	17,117
Discovery Communications, Inc. — Class A*	306	16,524
Omnicom Group, Inc.	331	16,087
McGraw-Hill Companies, Inc.	339	15,255
Dollar Tree, Inc.*	278	14,956
Chipotle Mexican Grill, Inc. — Class A*	39	14,818
VF Corp.	105	14,012
Mattel, Inc.	410	13,300
Kohl’s Corp.	291	13,238
Harley-Davidson, Inc.	284	12,987
O’Reilly Automotive, Inc.*	151	12,650
Marriott International, Inc. — Class A	320	12,544
Limited Brands, Inc.	294	12,504
Starwood Hotels & Resorts Worldwide, Inc.	235	12,464
AutoZone, Inc.*	32	11,749
Genuine Parts Co.	188	11,327
The Gap, Inc.	404	11,053
Ralph Lauren Corp. — Class A	78	10,925
Staples, Inc.	837	10,923
Wynn Resorts Ltd.	96	9,957
Nordstrom, Inc.	194	9,640
Family Dollar Stores, Inc.	140	9,307
BorgWarner, Inc.*	139	9,117
Wyndham Worldwide Corp.	172	9,071
Darden Restaurants, Inc.	160	8,101
Tiffany & Co.	152	8,048
CarMax, Inc.*	281	7,289
Best Buy Company, Inc.	337	7,063
Scripps Networks Interactive, Inc. — Class A	112	6,368
Newell Rubbermaid, Inc.	349	6,331
DR Horton, Inc.	342	6,286
Lennar Corp. — Class A	196	6,058
Interpublic Group of Companies, Inc.	538	5,837
H&R Block, Inc.	356	5,689
International Game Technology	359	5,654
Whirlpool Corp.	92	5,627
Expedia, Inc.	110	5,288
TripAdvisor, Inc.*	116	5,184
Hasbro, Inc.	142	4,810
Fossil, Inc.*	62	4,745
Apollo Group, Inc. — Class A*	130	4,705
Netflix, Inc.*	67	4,587
PulteGroup, Inc.*	405	4,334
JC Penney Company, Inc.	180	4,196
Gannett Company, Inc.	284	4,183
Urban Outfitters, Inc.*	135	3,725
Leggett & Platt, Inc.	170	3,592
Goodyear Tire & Rubber Co.*	297	3,508
Cablevision Systems Corp. — Class A	260	3,455
Abercrombie & Fitch Co. — Class A	100	3,414
Harman International Industries, Inc.	82	3,247

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
NOVA FUND

	Shares	Value

Sears Holdings Corp.*	51	$3,045
Big Lots, Inc.*	74	3,018
GameStop Corp. — Class A	158	2,901
Washington Post Co. — Class B	6	2,243
DeVry, Inc.	70	2,168
AutoNation, Inc.*	50	1,764
Total Consumer Discretionary		1,635,276

Energy - 7.0%
Exxon Mobil Corp.	5,682	486,209
Chevron Corp.	2,400	253,200
Schlumberger Ltd.	1,616	104,895
ConocoPhillips	1,537	85,888
Occidental Petroleum Corp.	986	84,569
Apache Corp.	471	41,397
Anadarko Petroleum Corp.	602	39,852
National Oilwell Varco, Inc.	521	33,573
Halliburton Co.	1,119	31,768
EOG Resources, Inc.	328	29,556
Devon Energy Corp.	491	28,473
Phillips 66*	760	25,262
Spectra Energy Corp.	789	22,928
Williams Companies, Inc.	763	21,990
Baker Hughes, Inc.	535	21,989
Marathon Oil Corp.	856	21,888
Kinder Morgan, Inc.	618	19,912
Marathon Petroleum Corp.	414	18,597
Noble Energy, Inc.	216	18,321
Valero Energy Corp.	670	16,181
Hess Corp.	367	15,946
Chesapeake Energy Corp.	808	15,029
Southwestern Energy Co.*	423	13,506
Pioneer Natural Resources Co.	149	13,143
Cameron International Corp.*	299	12,770
Range Resources Corp.	201	12,436
Murphy Oil Corp.	232	11,667
FMC Technologies, Inc.*	294	11,534
Noble Corp.*	307	9,986
Equities Corp.	186	9,975
Cabot Oil & Gas Corp.	253	9,968
CONSOL Energy, Inc.	276	8,346
Peabody Energy Corp.	331	8,116
Denbury Resources, Inc.*	471	7,117
QEP Resources, Inc.	212	6,354
Sunoco, Inc.	129	6,128
Helmerich & Payne, Inc.	128	5,565
Nabors Industries Ltd.*	350	5,040
Newfield Exploration Co.*	167	4,895
Diamond Offshore Drilling, Inc.	81	4,790
Rowan Companies plc — Class A*	147	4,753
Tesoro Corp.*	171	4,268
WPX Energy, Inc.*	236	3,818
Alpha Natural Resources, Inc.*	266	2,317
Total Energy		1,613,915

Industrials - 6.8%
General Electric Co.	12,877	268,356
United Parcel Service, Inc. — Class B	1,166	91,834
United Technologies Corp.	1,102	83,233
3M Co.	842	75,443
Union Pacific Corp.	579	69,080
Boeing Co.	912	67,761
Caterpillar, Inc.	793	67,334
Honeywell International, Inc.	950	53,048
Emerson Electric Co.	888	41,362
Deere & Co.	483	39,060
Danaher Corp.	699	36,405
FedEx Corp.	381	34,903
Illinois Tool Works, Inc.	580	30,676
Tyco International Ltd.	560	29,596
Precision Castparts Corp.	177	29,115
General Dynamics Corp.	441	29,088
Norfolk Southern Corp.	396	28,421
CSX Corp.	1,263	28,241
Lockheed Martin Corp.	319	27,779
Raytheon Co.	405	22,919
Cummins, Inc.	231	22,386
Goodrich Corp.	153	19,416
Northrop Grumman Corp.	302	19,265
Waste Management, Inc.	560	18,704
PACCAR, Inc.	429	16,813
Eaton Corp.	409	16,209
Ingersoll-Rand plc	363	15,311
Fastenal Co.	359	14,471
WW Grainger, Inc.	74	14,152
Parker Hannifin Corp.	180	13,838
Stanley Black & Decker, Inc.	208	13,387
Cooper Industries plc	192	13,091
Roper Industries, Inc.	122	12,027
Dover Corp.	222	11,901
Rockwell Automation, Inc.	177	11,693
CH Robinson Worldwide, Inc.	198	11,589
Fluor Corp.	205	10,115
Republic Services, Inc. — Class A	381	10,081
Expeditors International of Washington, Inc.	258	9,998
Stericycle, Inc.*	103	9,442
L-3 Communications Holdings, Inc.	120	8,881
Rockwell Collins, Inc.	175	8,636
Southwest Airlines Co.	930	8,575
Textron, Inc.	341	8,481
Pall Corp.	140	7,673
Flowserve Corp.	66	7,574
Joy Global, Inc.	126	7,148
Equifax, Inc.	150	6,990
Iron Mountain, Inc.	212	6,987
Quanta Services, Inc.*	256	6,162
Jacobs Engineering Group, Inc.*	161	6,095
Masco Corp.	434	6,020

12 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
NOVA FUND

	Shares	Value

Xylem, Inc.	224	$5,638
Cintas Corp.	134	5,174
Robert Half International, Inc.	174	4,971
Snap-on, Inc.	71	4,420
Dun & Bradstreet Corp.	56	3,986
Pitney Bowes, Inc.	238	3,563
Avery Dennison Corp.	130	3,554
RR Donnelley & Sons Co.	214	2,519
Ryder System, Inc.	61	2,197
First Solar, Inc.*	72	1,084
Total Industrials		1,563,871

Utilities - 2.4%
Southern Co.	1,055	48,847
Exelon Corp.	1,037	39,012
Duke Energy Corp.	1,628	37,542
Dominion Resources, Inc.	695	37,529
NextEra Energy, Inc.	503	34,611
FirstEnergy Corp.	512	25,185
American Electric Power Company, Inc.	587	23,421
PG&E Corp.	513	23,223
Consolidated Edison, Inc.	357	22,202
Progress Energy, Inc.	356	21,421
Public Service Enterprise Group, Inc.	619	20,118
Sempra Energy	291	20,044
PPL Corp.	703	19,550
Edison International	399	18,434
Xcel Energy, Inc.	592	16,819
Northeast Utilities	378	14,670
Entergy Corp.	210	14,257
DTE Energy Co.	210	12,459
Wisconsin Energy Corp.	277	10,961
CenterPoint Energy, Inc.	518	10,707
ONEOK, Inc.	250	10,578
AES Corp.*	785	10,071
Ameren Corp.	295	9,894
NiSource, Inc.	348	8,613
CMS Energy Corp.	317	7,450
SCANA Corp.	145	6,937
Pinnacle West Capital Corp.	133	6,881
AGL Resources, Inc.	143	5,541
Pepco Holdings, Inc.	277	5,421
Integrys Energy Group, Inc.	91	5,175
NRG Energy, Inc.*	277	4,809
TECO Energy, Inc.	259	4,678
Total Utilities		557,060

Materials - 2.2%
EI du Pont de Nemours & Co.	1,138	57,549
Monsanto Co.	648	53,642
Dow Chemical Co.	1,450	45,675
Praxair, Inc.	363	39,469
Freeport-McMoRan Copper & Gold, Inc.	1,150	39,181
Newmont Mining Corp.	597	28,960
Ecolab, Inc.	350	23,985
Air Products & Chemicals, Inc.	255	20,586
Mosaic Co.	360	19,714
PPG Industries, Inc.	185	19,632
CF Industries Holdings, Inc.	80	15,499
International Paper Co.	528	15,264
Nucor Corp.	380	14,401
Sherwin-Williams Co.	103	13,632
Alcoa, Inc.	1,292	11,305
Sigma-Aldrich Corp.	147	10,868
FMC Corp.	170	9,092
Cliffs Natural Resources, Inc.	171	8,429
Eastman Chemical Co.	167	8,412
Ball Corp.	189	7,758
Airgas, Inc.	80	6,721
Vulcan Materials Co.	156	6,195
MeadWestvaco Corp.	212	6,095
International Flavors & Fragrances, Inc.	99	5,425
Allegheny Technologies, Inc.	130	4,146
Owens-Illinois, Inc.*	200	3,834
Bemis Company, Inc.	122	3,823
Sealed Air Corp.	234	3,613
United States Steel Corp.	175	3,605
Titanium Metals Corp.	97	1,097
Total Materials		507,607

Telecommunication Services - 2.1%
AT&T, Inc.	7,124	254,042
Verizon Communications, Inc.	3,452	153,407
CenturyLink, Inc.	751	29,657
Crown Castle International Corp.*	313	18,360
Sprint Nextel Corp.*	3,646	11,886
Windstream Corp.	712	6,878
Frontier Communications Corp.	1,216	4,657
MetroPCS Communications, Inc.*	353	2,136
Total Telecommunication Services		481,023
Total Common Stocks
(Cost $8,551,016)		14,935,365

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
NOVA FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 28.7%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	$2,886,193	$2,886,193
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	1,391,342	1,391,342
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	1,155,624	1,155,624
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	1,155,624	1,155,624
Total Repurchase Agreements
(Cost $6,588,783)		6,588,783
Total Investments - 93.6%
(Cost $15,139,799)		$21,524,148
Other Assets & Liabilities, net - 6.4%		1,472,883
Total Net Assets - 100.0%		$22,997,031

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,171,600)	32	$64,600

	units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2012 S&P 500 Index Swap,
Terminating 07/27/12[3]
(Notional Value $6,896,896)	5,063	$171,114
Barclays Bank plc
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[3]
(Notional Value $4,949,093)	3,633	120,453
Credit Suisse Capital, LLC
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[3]
(Notional Value $5,581,796)	4,098	106,781
(Total Notional Value
$17,427,785)		$398,348

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P 500 Index +/− financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

14 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOVA FUND

STATEMENT OF ASSETS AND
LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $8,551,016)	$14,935,365
Repurchase agreements, at value
(cost $6,588,783)	6,588,783
Total investments
(cost $15,139,799)	21,524,148
Segregated cash with broker	532,000
Unrealized appreciation on swap agreements	398,348
Cash	58
Receivables:
Fund shares sold	559,325
Variation margin	55,760
Dividends	19,929
Interest	36
Total assets	23,089,604
Liabilities:
Payable for:
Fund shares redeemed	29,306
Management fees	11,748
Transfer agent and administrative fees	3,916
Investor service fees	3,916
Portfolio accounting fees	1,566
Miscellaneous	42,121
Total liabilities	92,573
Net assets	$22,997,031
Net assets consist of:
Paid in capital	$42,776,521
Undistributed net investment income	9,866
Accumulated net realized loss on investments	(26,636,653)
Net unrealized appreciation on investments	6,847,297
Net assets	$22,997,031
Capital shares outstanding	280,398
Net asset value per share	$82.02

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$211,027
Interest	2,783
Total investment income	213,810

Expenses:
Management fees	95,913
Transfer agent and administrative fees	31,971
Investor service fees	31,971
Portfolio accounting fees	12,788
Professional fees	17,038
Custodian fees	3,136
Trustees’ fees*	1,136
Miscellaneous	9,991
Total expenses	203,944
Net investment income	9,866

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	435,981
Swap agreements	1,138,511
Futures contracts	150,077
Net realized gain	1,724,569
Net change in unrealized appreciation (depreciation) on:
Investments	1,057,491
Swap agreements	421,575
Futures contracts	(75,818)
Net change in unrealized appreciation (depreciation)	1,403,248
Net realized and unrealized gain	3,127,817
Net increase in net assets resulting from operations	$3,137,683

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$9,866	$(33,680)
Net realized gain on investments	1,724,569	1,565,291
Net change in unrealized appreciation (depreciation) on investments	1,403,248	(3,346,586)
Net increase (decrease) in net assets resulting from operations	3,137,683	(1,814,975)

Distributions to shareholders from:
Net investment income	—	(12,745)
Total distributions to shareholders	—	(12,745)

Capital share transactions:
Proceeds from sale of shares	47,580,122	161,732,900
Distributions reinvested	—	12,745
Cost of shares redeemed	(49,929,123)	(167,353,710)
Net decrease from capital share transactions	(2,349,001)	(5,608,065)
Net increase (decrease) in net assets	788,682	(7,435,785)

Net assets:
Beginning of period	22,208,349	29,644,134
End of period	$22,997,031	$22,208,349
Undistributed net investment income at end of period	$9,866	$—

Capital share activity:
Shares sold	593,702	2,171,324
Shares issued from reinvestment of distributions	—	177
Shares redeemed	(620,314)	(2,269,291)
Net decrease in shares	(26,612)	(97,790)

16 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$72.34	$73.23	$61.16	$45.50	$100.60	$100.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.09)	.02	.09	.60	1.20
Net gain (loss) on investments (realized and unrealized)	9.65	(.76)	12.19	16.06	(55.40)	—
Total from investment operations	9.68	(.85)	12.21	16.15	(54.80)	1.20
Less distributions from:
Net investment income	—	(.04)	(.14)	(.49)	(.30)	(1.50)
Total distributions	—	(.04)	(.14)	(.49)	(.30)	(1.50)
Net asset value, end of period	$82.02	$72.34	$73.23	$61.16	$45.50	$100.60

Total Return[c]	13.38%	(1.17%)	19.97%	35.51%	(54.47%)	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,997	$22,208	$29,644	$50,561	$35,087	$82,191
Ratios to average net assets:
Net investment income (loss)	0.08%	(0.13%)	0.03%	0.19%	0.75%	1.12%
Total expenses	1.60%	1.62%	1.55%	1.55%	1.52%	1.46%
Portfolio turnover rate	54%	146%	58%	84%	182%	94%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

c Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per share amounts for the years ended December 31, 2007–December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE S&P 500 STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

18 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
INVERSE S&P 500 STRATEGY FUND

	Face
	amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 25.8%
Farmer Mac[1]
0.07% due 07/03/12	$2,000,000	$1,999,992
Fannie Mae[2]
0.02% due 07/09/12	1,000,000	999,996
Federal Home Loan Bank[1]
0.06% due 07/05/12	1,000,000	999,993
Federal Farm Credit Bank[1]
0.08% due 07/31/12	600,000	599,960
Total Federal Agency Discount Notes
(Cost $4,599,941)		4,599,941

REPURCHASE AGREEMENTS††,3 - 57.9%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	3,894,756	3,894,756
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	2,404,875	2,404,875
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	1,997,444	1,997,444
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	1,997,444	1,997,444
Total Repurchase Agreements
(Cost $10,294,519)		10,294,519
Total Investments - 83.7%
(Cost $14,894,460)		$14,894,460
Other Assets & Liabilities, net - 16.3%		2,903,577
Total Net Assets - 100.0%		$17,798,037

		unrealized
	contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $3,121,675)	46	$(111,380)

	units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[5]
(Notional Value $377,984)	277	$(9,201)
Goldman Sachs International
July 2012 S&P 500 Index Swap,
Terminating 07/27/12[5]
(Notional Value $982,084)	721	(30,705)
Credit Suisse Capital, LLC
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[5]
(Notional Value $13,186,993)	9,681	(265,976)
(Total Notional Value
$14,547,061)		$(305,882)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[5]	Total Return based on S&P 500 Index +/− financing at a variable rate. plc — Public Limited Company

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 19

INVERSE S&P 500 STRATEGY FUND

STATEMENT OF ASSETS AND
LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $4,599,941)	$4,599,941
Repurchase agreements, at value
(cost $10,294,519)	10,294,519
Total investments
(cost $14,894,460)	14,894,460
Segregated cash with broker	161,000
Receivables:
Fund shares sold	3,172,910
Interest	58
Total assets	18,228,428
Liabilities:
Unrealized depreciation on swap agreements	305,882
Payable for:
Variation margin	80,155
Management fees	9,864
Transfer agent and administrative fees	2,740
Investor service fees	2,740
Portfolio accounting fees	1,096
Fund shares redeemed	358
Miscellaneous	27,556
Total liabilities	430,391
Net assets	$17,798,037
Net assets consist of:
Paid in capital	$33,372,033
Accumulated net investment loss	(124,868)
Accumulated net realized loss on investments	(15,031,866)
Net unrealized depreciation on investments	(417,262)
Net assets	$17,798,037
Capital shares outstanding	623,434
Net asset value per share	$28.55

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$7,266
Total investment income	7,266

Expenses:
Management fees	68,188
Transfer agent and administrative fees	18,941
Investor service fees	18,941
Portfolio accounting fees	7,576
Professional fees	13,955
Custodian fees	1,802
Trustees’ fees*	903
Miscellaneous	1,828
Total expenses	132,134
Net investment loss	(124,868)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(698,829)
Futures contracts	(749,973)
Net realized loss	(1,448,802)
Net change in unrealized appreciation (depreciation) on:
Investments	18
Swap agreements	(342,256)
Futures contracts	(98,792)
Net change in unrealized appreciation (depreciation)	(441,030)
Net realized and unrealized loss	(1,889,832)
Net decrease in net assets resulting
from operations	$(2,014,700)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(124,868)	$(374,774)
Net realized loss on investments	(1,448,802)	(3,740,129)
Net change in unrealized appreciation (depreciation) on investments	(441,030)	30,414
Net decrease in net assets resulting from operations	(2,014,700)	(4,084,489)

Capital share transactions:
Proceeds from sale of shares	119,754,472	394,998,962
Cost of shares redeemed	(113,742,167)	(395,099,572)
Net increase (decrease) from capital share transactions	6,012,305	(100,610)
Net increase (decrease) in net assets	3,997,605	(4,185,099)

Net assets:
Beginning of period	13,800,432	17,985,531
End of period	$17,798,037	$13,800,432
Accumulated net investment loss at end of period	$(124,868)	$—

Capital share activity:
Shares sold	4,073,724	11,654,915
Shares redeemed	(3,881,792)	(11,734,938)
Net increase (decrease) in shares	191,932	(80,023)

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 21

INVERSE S&P 500 STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007[e]
Per Share Data
Net asset value, beginning of period	$31.98	$35.16	$42.34	$58.44	$42.21	$43.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.57)	(.63)	(.84)	(.07)	1.35
Net gain (loss) on investments (realized
and unrealized)	(3.19)	(2.61)	(6.55)	(15.26)	16.17	(1.00)
Total from investment operations	(3.43)	(3.18)	(7.18)	(16.10)	16.10	.35
Less distributions from:
Net investment income	—	—	—	—	(.36)	(2.04)
Total distributions	—	—	—	—	(.36)	(2.04)
Other capital items	—	—	—	—	.49 [d]	—
Net asset value, end of period	$28.55	$31.98	$35.16	$42.34	$58.44	$42.21

Total Return[c]	(10.73%)	(9.04%)	(16.96%)	(27.55%)	39.25%[d]	0.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,798	$13,800	$17,986	$22,964	$23,877	$21,581
Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.70%)	(1.55%)	(1.57%)	(0.14%)	3.04%
Total expenses	1.74%	1.75%	1.70%	1.72%	1.67%	1.63%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Excluding the Capital Contribution, the Fund’s total return would have been 38.09%.
[e]	Per share amounts for the period December 31, 2006–April 22, 2007 have been restated to reflect a 1:10 reverse share split effective April 23, 2007.

22 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	17.4%
Microsoft Corp.	8.2%
Google, Inc. — Class A	4.8%
Oracle Corp.	4.7%
Intel Corp.	4.3%
Amazon.com, Inc.	3.3%
QUALCOMM, Inc.	3.0%
Cisco Systems, Inc.	2.9%
Comcast Corp. — Class A	2.2%
Amgen, Inc.	1.8%
Top Ten Total	52.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 92.8%

Information Technology - 62.3%
Apple, Inc.*	16,093	$9,398,313
Microsoft Corp.	144,604	4,423,435
Google, Inc. — Class A*	4,478	2,597,553
Oracle Corp.	85,638	2,543,449
Intel Corp.	86,598	2,307,837
QUALCOMM, Inc.	29,507	1,642,950
Cisco Systems, Inc.	92,209	1,583,229
eBay, Inc.*	22,228	933,798
Texas Instruments, Inc.	19,694	565,021
Baidu, Inc. ADR*	4,719	542,591
Automatic Data Processing, Inc.	8,419	468,601
Dell, Inc.*	30,106	376,927
Yahoo!, Inc.*	20,978	332,082
Cognizant Technology Solutions Corp. — Class A*	5,238	314,280
Intuit, Inc.	5,055	300,014
Broadcom Corp. — Class A*	8,571	289,700
Adobe Systems, Inc.*	8,542	276,505
Citrix Systems, Inc.*	3,204	268,944
Applied Materials, Inc.	22,062	252,830
Activision Blizzard, Inc.	19,136	229,441
CA, Inc.	8,122	220,025
NetApp, Inc.*	6,251	198,906
Paychex, Inc.	6,239	195,967
Altera Corp.	5,555	187,981
Symantec Corp.*	12,406	181,252
Seagate Technology plc	7,320	181,024
Check Point Software Technologies Ltd.*	3,568	176,937
Fiserv, Inc.*	2,354	170,006
SanDisk Corp.*	4,195	153,034
Xilinx, Inc.	4,544	152,542
Avago Technologies Ltd.	4,198	150,708
NVIDIA Corp.*	10,656	147,266
KLA-Tencor Corp.	2,878	141,742
Autodesk, Inc.*	3,954	138,350
F5 Networks, Inc.*	1,368	136,198
Maxim Integrated Products, Inc.	5,026	128,867
Nuance Communications, Inc.*	5,278	125,722
Linear Technology Corp.	3,963	124,161
VeriSign, Inc.*	2,719	118,467
BMC Software, Inc.*	2,773	118,352
Marvell Technology Group Ltd.	9,864	111,266
Microchip Technology, Inc.	3,330	110,156
Micron Technology, Inc.*	17,037	107,503
Akamai Technologies, Inc.*	3,089	98,076
Lam Research Corp.*	2,073	78,235
Flextronics International Ltd.*	11,623	72,063
Electronic Arts, Inc.*	5,467	67,517
Research In Motion Ltd.*	8,873	65,571
Infosys Ltd. ADR	1,332	60,020

Total Information Technology		33,565,414

Consumer Discretionary - 15.2%
Amazon.com, Inc.*	7,755	1,770,854
Comcast Corp. — Class A	36,315	1,160,990
Starbucks Corp.	13,054	696,039
News Corp. — Class A	27,938	622,738
Priceline.com, Inc.*	856	568,829
DIRECTV — Class A*	11,273	550,348
Viacom, Inc. — Class B	8,202	385,658
Bed Bath & Beyond, Inc.*	4,002	247,324
Ross Stores, Inc.	3,900	243,633
Dollar Tree, Inc.*	3,992	214,770
Mattel, Inc.	5,866	190,293
O’Reilly Automotive, Inc.*	2,170	181,781
Wynn Resorts Ltd.	1,730	179,436
Liberty Interactive Corp. — Class A*	9,117	162,191
Staples, Inc.	11,863	154,812
Garmin Ltd.	3,583	137,193
Sirius XM Radio, Inc.*	65,425	121,036
Virgin Media, Inc.	4,781	116,609
Sears Holdings Corp.*	1,836	109,609
Expedia, Inc.	1,967	94,554
Fossil, Inc.*	1,065	81,515
Apollo Group, Inc. — Class A*	2,068	74,841
Netflix, Inc.*	955	65,389
Ctrip.com International Ltd. ADR*	2,546	42,671
Total Consumer Discretionary		8,173,113

Health Care - 10.1%
Amgen, Inc.	13,387	977,787
Express Scripts Holding Co.*	13,868	774,250
Gilead Sciences, Inc.*	13,032	668,281
Biogen Idec, Inc.*	4,123	595,279
Celgene Corp.*	7,580	486,333
Intuitive Surgical, Inc.*	681	377,131
Alexion Pharmaceuticals, Inc.*	3,303	327,988
Cerner Corp.*	2,930	242,194
Vertex Pharmaceuticals, Inc.*	3,635	203,269
Perrigo Co.	1,608	189,631
Mylan, Inc.*	7,375	157,604
Life Technologies Corp.*	3,073	138,254
Henry Schein, Inc.*	1,544	121,189
DENTSPLY International, Inc.	2,440	92,256
Warner Chilcott plc — Class A*	4,310	77,235
Total Health Care		5,428,681

Consumer Staples - 2.4%
Costco Wholesale Corp.	7,458	708,510
Whole Foods Market, Inc.	3,160	301,211
Monster Beverage Corp.*	3,034	216,021
Green Mountain Coffee Roasters, Inc.*	2,676	58,283
Total Consumer Staples		1,284,025

24 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
NASDAQ-100® FUND

	Shares	Value

Industrials - 1.6%
PACCAR, Inc.	6,137	$240,509
Fastenal Co.	5,097	205,460
CH Robinson Worldwide, Inc.	2,799	163,825
Expeditors International of
Washington, Inc.	3,657	141,709
Stericycle, Inc.*	1,470	134,755
Total Industrials		886,258

Telecommunication Services - 0.8%
Vodafone Group plc ADR	15,787	444,878
Materials - 0.4%
Sigma-Aldrich Corp.	2,080	153,774
Randgold Resources Ltd. ADR	908	81,729
Total Materials		235,503
Total Common Stocks
(Cost $27,822,114)		50,017,872

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 5.7%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	$1,051,394	1,051,394
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	761,369	761,369
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	632,379	632,379
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	632,379	632,379
Total Repurchase Agreements
(Cost $3,077,521)		3,077,521
Total Investments - 98.5%
(Cost $30,899,635)		$53,095,393
Other Assets & Liabilities, net - 1.5%		811,383
Total Net Assets - 100.0%		$53,906,776

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Value of
Contracts $835,840)	16	$899

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[3]
(Notional Value $1,142,980)	437	$34,663
Credit Suisse Capital, LLC
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[3]
(Notional Value $935,371)	358	28,393
Goldman Sachs International
July 2012 NASDAQ-100 Index Swap,
Terminating 07/27/12[3]
(Notional Value $1,081,528)	413	7,122
(Total Notional Value
$3,159,879)		$70,178

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
3	Total Return based on NASDAQ-100 Index +/− financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NASDAQ-100® FUND

STATEMENT OF ASSETS AND
LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $27,822,114)	$50,017,872
Repurchase agreements, at value
(cost $3,077,521)	3,077,521
Total investments
(cost $30,899,635)	53,095,393
Unrealized appreciation on swap agreements	70,178
Segregated cash with broker	62,000
Cash	2,566
Receivables:
Fund shares sold	1,807,615
Dividends	30,687
Variation margin	26,960
Interest	17
Total assets	55,095,416
Liabilities:
Payable for:
Fund shares redeemed	1,044,509
Management fees	31,515
Transfer agent and administrative fees	10,505
Investor service fees	10,505
Portfolio accounting fees	4,202
Miscellaneous	87,404
Total liabilities	1,188,640
Net assets	$53,906,776
Net assets consist of:
Paid in capital	$43,920,278
Accumulated net investment loss	(190,003)
Accumulated net realized loss on investments	(12,090,334)
Net unrealized appreciation on investments	22,266,835
Net assets	$53,906,776
Capital shares outstanding	2,431,311
Net asset value per share	$22.17

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$267,649
Interest	2,552
Total investment income	270,201

Expenses:
Management fees	211,964
Transfer agent and administrative fees	70,655
Investor service fees	70,655
Portfolio accounting fees	28,261
Professional fees	32,342
Custodian fees	6,725
Trustees’ fees*	2,212
Miscellaneous	37,389
Total expenses	460,203
Net investment loss	(190,002)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(148,629)
Swap agreements	695,371
Futures contracts	(17,659)

Net realized gain	529,083
Net change in unrealized appreciation (depreciation) on:
Investments	6,493,931
Swap agreements	86,353
Futures contracts	910
Net change in unrealized appreciation (depreciation)	6,581,194
Net realized and unrealized gain	7,110,277
Net increase in net assets resulting
from operations	$6,920,275

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(190,002)	$(492,845)
Net realized gain on investments	529,083	6,374,704
Net change in unrealized appreciation (depreciation) on investments	6,581,194	(6,743,600)
Net increase (decrease) in net assets resulting from operations	6,920,275	(861,741)

Capital share transactions:
Proceeds from sale of shares	107,856,938	226,910,655
Cost of shares redeemed	(104,990,383)	(237,224,363)
Net increase (decrease) from capital share transactions	2,866,555	(10,313,708)
Net increase (decrease) in net assets	9,786,830	(11,175,449)

Net assets:
Beginning of period	44,119,946	55,295,395
End of period	$53,906,776	$44,119,946
Accumulated net investment loss at end of period	$(190,003)	$(1)

Capital share activity:
Shares sold	4,923,273	11,600,013
Shares redeemed	(4,775,041)	(12,240,899)
Net increase (decrease) in shares	148,232	(640,886)

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$19.32	$18.91	$15.96	$10.50	$18.12	$15.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.19)	(.14)	(.12)	(.09)	.03
Net gain (loss) on investments (realized
and unrealized)	2.92	.60	3.09	5.58	(7.51)	2.71
Total from investment operations	2.85	.41	2.95	5.46	(7.60)	2.74
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.01)
Total distributions	—	—	—	—	(.02)	(.01)
Net asset value, end of period	$22.17	$19.32	$18.91	$15.96	$10.50	$18.12

Total Return[c]	14.75%	2.17%	18.48%	52.00%	(41.91%)	17.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,907	$44,120	$55,295	$57,542	$32,986	$82,492
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.98%)	(0.85%)	(0.94%)	(0.62%)	0.18%
Total expenses	1.63%	1.64%	1.59%	1.59%	1.55%	1.51%
Portfolio turnover rate	36%	68%	49%	59%	107%	110%

a  Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b  Net investment income (loss) per share was computed using average shares outstanding throughout the period.

c  Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

28 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
INVERSE NASDAQ-100® STRATEGY FUND

	face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 66.1%
Federal Home Loan Bank[1]
0.04% due 07/02/12	$1,000,000	$999,999
Fannie Mae[2]
0.02% due 07/09/12	1,000,000	999,996
Federal Farm Credit Bank[1]
0.08% due 07/31/12	1,000,000	999,933
Farmer Mac[1]
0.06% due 07/03/12	500,000	499,998
Total Federal Agency Discount Notes
(Cost $3,499,926)		3,499,926

REPURCHASE AGREEMENTS††,3 - 37.3%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	641,831	641,831
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	501,082	501,082
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	416,190	416,190
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	416,190	416,190
Total Repurchase Agreements
(Cost $1,975,293)		1,975,293
Total Investments - 103.4%
(Cost $5,475,219)		$5,475,219
Other Assets & Liabilities, net - (3.4)%		(179,509)
Total Net Assets - 100.0%		$5,295,710

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2012 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Value of
Contracts $3,761,280)	72	$(29,542)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
July 2012 NASDAQ-100 Index Swap,
Terminating 07/27/12[5]
(Notional Value $358,114)	137	$(6,992)
Barclays Bank plc
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[5]
(Notional Value $460,423)	176	(13,967)
Credit Suisse Capital, LLC
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[5]
(Notional Value $723,240)	277	(21,954)
(Total Notional Value
$1,541,777)		$(42,913)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[5]	Total Return based on NASDAQ-100 Index +/− financing at a variable rate.
plc — Public Limited Company

30 | the RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND
LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $3,499,926)	$3,499,926
Repurchase agreements, at value
(cost $1,975,293)	1,975,293
Total investments
(cost $5,475,219)	5,475,219
Segregated cash with broker	404,000
Receivables:
Fund shares sold	50,837
Interest	11
Total assets	5,930,067

Liabilities:
Unrealized depreciation on swap agreements	42,913
Payable for:
Fund shares redeemed	433,903
Variation margin	121,320
Swap settlement	16,109
Management fees	5,350
Transfer agent and administrative fees	1,486
Investor service fees	1,486
Portfolio accounting fees	595
Miscellaneous	11,195
Total liabilities	634,357
Net assets	$5,295,710

Net assets consist of:
Paid in capital	$29,782,946
Accumulated net investment loss	(54,548)
Accumulated net realized loss on investments	(24,360,233)
Net unrealized depreciation on investments	(72,455)
Net assets	$5,295,710
Capital shares outstanding	588,043
Net asset value per share	$9.01

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$3,007
Total investment income	3,007

Expenses:
Management fees	29,156
Transfer agent and administrative fees	8,099
Investor service fees	8,099
Portfolio accounting fees	3,239
Professional fees	5,325
Custodian fees	751
Trustees’ fees*	349
Miscellaneous	2,537
Total expenses	57,555
Net investment loss	(54,548)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(570,666)
Futures contracts	(101,206)
Net realized loss	(671,872)
Net change in unrealized appreciation (depreciation) on:
Investments	19
Swap agreements	(61,005)
Futures contracts	(36,019)
Net change in unrealized appreciation (depreciation)	(97,005)
Net realized and unrealized loss	(768,877)
Net decrease in net assets resulting
from operations	$(823,425)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 31

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(54,548)	$(146,189)
Net realized loss on investments	(671,872)	(1,282,054)
Net change in unrealized appreciation (depreciation) on investments	(97,005)	(12,587)
Net decrease in net assets resulting from operations	(823,425)	(1,440,830)

Capital share transactions:
Proceeds from sale of shares	69,794,506	162,231,430
Cost of shares redeemed	(71,098,665)	(161,014,514)
Net increase (decrease) from capital share transactions	(1,304,159)	1,216,916
Net decrease in net assets	(2,127,584)	(223,914)

Net assets:
Beginning of period	7,423,294	7,647,208
End of period	$5,295,710	$7,423,294
Accumulated net investment loss at end of period	$(54,548)	$—

Capital share activity:
Shares sold	7,600,303	14,562,624
Shares redeemed	(7,711,132)	(14,511,309)
Net increase (decrease) in shares	(110,829)	51,315

32 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$10.62	$11.81	$15.00	$25.05	$16.99	$19.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.19)	(.22)	(.31)	.02	.64
Net gain (loss) on investments (realized and unrealized)	(1.53)	(1.00)	(2.97)	(9.72)	8.13	(2.87)
Total from investment operations	(1.61)	(1.19)	(3.19)	(10.03)	8.15	(2.23)
Less distributions from:
Net investment income	—	—	—	(.02)	(.09)	(.57)
Total distributions	—	—	—	(.02)	(.09)	(.57)
Net asset value, end of period	$9.01	$10.62	$11.81	$15.00	$25.05	$16.99

Total Return[c]	(15.25%)	(10.08%)	(21.27%)	(40.05%)	47.96%	(11.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,296	$7,423	$7,647	$14,309	$12,127	$13,640
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.74%)	(1.59%)	(1.61%)	0.08%	3.40%
Total expenses	1.78%	1.79%	1.74%	1.75%	1.70%	1.68%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to FINANCIAL STATEMENTS.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	June 30, 2012

S&P 500 2x STRATEGY FUND

OBJECTIVE:Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.7%
Exxon Mobil Corp.	2.0%
Microsoft Corp.	1.1%
International Business Machines Corp.	1.1%
General Electric Co.	1.1%
AT&T, Inc.	1.0%
Chevron Corp.	1.0%
Johnson & Johnson	0.9%
Wells Fargo & Co.	0.9%
Coca-Cola Co.	0.9%
Top Ten Total	12.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 60.3%

INFORMATION TECHNOLOGY - 12.0%
Apple, Inc.*	636	$371,424
Microsoft Corp.	5,051	154,509
International Business Machines Corp.	777	151,966
Google, Inc. — Class A*	175	101,511
Intel Corp.	3,407	90,797
Oracle Corp.	2,632	78,170
QUALCOMM, Inc.	1,159	64,533
Cisco Systems, Inc.	3,631	62,344
Visa, Inc. — Class A	341	42,157
EMC Corp.*	1,424	36,496
eBay, Inc.*	783	32,894
Mastercard, Inc. — Class A	70	30,108
Hewlett-Packard Co.	1,347	27,088
Accenture plc — Class A	435	26,139
Texas Instruments, Inc.	779	22,350
Automatic Data Processing, Inc.	334	18,590
Corning, Inc.	1,024	13,241
Yahoo!, Inc.*	825	13,060
Salesforce.com, Inc.*	93	12,859
Dell, Inc.*	1,007	12,608
Cognizant Technology Solutions Corp. — Class A*	205	12,300
Intuit, Inc.	198	11,751
Broadcom Corp. — Class A*	340	11,492
Adobe Systems, Inc.*	342	11,071
Citrix Systems, Inc.*	127	10,660
Applied Materials, Inc.	874	10,016
Motorola Solutions, Inc.	207	9,959
TE Connectivity Ltd.	295	9,413
Teradata Corp.*	127	9,145
NetApp, Inc.*	246	7,828
Red Hat, Inc.*	133	7,512
Analog Devices, Inc.	198	7,459
Altera Corp.	220	7,445
Xerox Corp.	914	7,193
Symantec Corp.*	490	7,159
Paychex, Inc.	227	7,130
Western Union Co.	418	7,039
Fiserv, Inc.*	90	6,500
CA, Inc.	239	6,475
Xilinx, Inc.	183	6,143
SanDisk Corp.*	166	6,056
Juniper Networks, Inc.*	368	6,002
Amphenol Corp. — Class A	107	5,876
NVIDIA Corp.*	422	5,832
F5 Networks, Inc.*	57	5,675
KLA-Tencor Corp.	112	5,516
Fidelity National Information Services, Inc.	159	5,419
Autodesk, Inc.*	151	5,283
Lam Research Corp.*	139	5,246
BMC Software, Inc.*	114	4,866
Linear Technology Corp.	155	4,856
Western Digital Corp.*	158	4,816
VeriSign, Inc.*	110	4,793
Microchip Technology, Inc.	129	4,267
Micron Technology, Inc.*	665	4,196
Akamai Technologies, Inc.*	126	4,001
Harris Corp.	74	3,097
Total System Services, Inc.	116	2,776
Electronic Arts, Inc.*	220	2,717
Jabil Circuit, Inc.	124	2,521
Computer Sciences Corp.	101	2,507
LSI Corp.*	381	2,427
Advanced Micro Devices, Inc.*	406	2,326
SAIC, Inc.	191	2,315
Molex, Inc.	91	2,179
FLIR Systems, Inc.	100	1,950
Teradyne, Inc.*	128	1,800
JDS Uniphase Corp.*	156	1,716
Lexmark International, Inc. — Class A	50	1,329
Total Information Technology		1,648,894

Financials - 8.7%
Wells Fargo & Co.	3,593	120,150
Berkshire Hathaway, Inc. — Class B*	1,195	99,579
JPMorgan Chase & Co.	2,570	91,826
Bank of America Corp.	7,293	59,657
Citigroup, Inc.	1,993	54,628
U.S. Bancorp	1,282	41,229
American Express Co.	679	39,525
Simon Property Group, Inc.	206	32,065
Goldman Sachs Group, Inc.	333	31,921
PNC Financial Services Group, Inc.	367	22,427
MetLife, Inc.	714	22,027
Capital One Financial Corp.	391	21,372
American Tower Corp. — Class A	270	18,876
Bank of New York Mellon Corp.	809	17,758
Travelers Companies, Inc.	269	17,173
ACE Ltd.	226	16,753
Prudential Financial, Inc.	322	15,594
Morgan Stanley	1,042	15,203
BlackRock, Inc. — Class A	88	14,944
State Street Corp.	332	14,820
BB&T Corp.	470	14,500
Public Storage	100	14,441
American International Group, Inc.*	431	13,831
Aflac, Inc.	322	13,714
Chubb Corp.	185	13,472
Equity Residential	204	12,721
HCP, Inc.	285	12,583
Marsh & McLennan Companies, Inc.	384	12,377
CME Group, Inc. — Class A	46	12,333
Ventas, Inc.	194	12,245
Discover Financial Services	354	12,241
Allstate Corp.	336	11,790
Boston Properties, Inc.	105	11,379
Franklin Resources, Inc.	100	11,099
T. Rowe Price Group, Inc.	176	11,081
Prologis, Inc.	323	10,733
Vornado Realty Trust	127	10,665
Aon plc	221	10,338
Charles Schwab Corp.	735	9,504

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

S&P 500 2x STRATEGY FUND

	Shares	Value

AvalonBay Communities, Inc.	66	$9,338
Health Care REIT, Inc.	154	8,978
SunTrust Banks, Inc.	362	8,771
Progressive Corp.	413	8,603
Fifth Third Bancorp	628	8,415
Loews Corp.	205	8,387
Weyerhaeuser Co.	369	8,251
Ameriprise Financial, Inc.	150	7,839
Host Hotels & Resorts, Inc.	483	7,641
Northern Trust Corp.	163	7,501
IntercontinentalExchange, Inc.*	52	7,071
Invesco Ltd.	308	6,961
M&T Bank Corp.	84	6,936
Regions Financial Corp.	961	6,487
Hartford Financial Services Group, Inc.	307	5,412
Kimco Realty Corp.	284	5,405
Principal Financial Group, Inc.	204	5,351
SLM Corp.	330	5,184
KeyCorp	646	5,000
Moody’s Corp.	134	4,898
XL Group plc — Class A	214	4,503
NYSE Euronext	175	4,477
Cincinnati Financial Corp.	113	4,302
Plum Creek Timber Company, Inc.	107	4,248
Lincoln National Corp.	191	4,177
Comerica, Inc.	136	4,177
Huntington Bancshares, Inc.	587	3,757
CBRE Group, Inc. — Class A*	225	3,681
Unum Group	192	3,673
Torchmark Corp.	70	3,539
Leucadia National Corp.	137	2,914
People’s United Financial, Inc.	241	2,798
Apartment Investment & Management Co. — Class A	95	2,568
Zions Bancorporation	126	2,447
Hudson City Bancorp, Inc.	357	2,274
Legg Mason, Inc.	86	2,268
Assurant, Inc.	61	2,125
NASDAQ OMX Group, Inc.	84	1,904
Genworth Financial, Inc. — Class A*	336	1,902
First Horizon National Corp.	173	1,496
E*TRADE Financial Corp.*	175	1,407
Federated Investors, Inc. — Class B	64	1,398
Total Financials		1,207,038

Health Care - 7.3%
Johnson & Johnson	1,857	125,458
Pfizer, Inc.	5,064	116,472
Merck & Company, Inc.	2,056	85,838
Abbott Laboratories	1,066	68,725
UnitedHealth Group, Inc.	705	41,242
Bristol-Myers Squibb Co.	1,145	41,163
Amgen, Inc.	528	38,565
Express Scripts Holding Co.*	541	30,203
Eli Lilly & Co.	694	29,780
Medtronic, Inc.	709	27,460
Gilead Sciences, Inc.*	509	26,102
Biogen Idec, Inc.*	163	23,534
Allergan, Inc.	220	20,365
Baxter International, Inc.	380	20,197
Celgene Corp.*	306	19,633
Intuitive Surgical, Inc.*	34	18,829
Covidien plc	328	17,548
McKesson Corp.	172	16,125
WellPoint, Inc.	220	14,034
Alexion Pharmaceuticals, Inc.*	131	13,008
Thermo Fisher Scientific, Inc.	248	12,873
Stryker Corp.	222	12,232
Becton Dickinson and Co.	140	10,465
Cardinal Health, Inc.	230	9,660
Agilent Technologies, Inc.	240	9,418
Aetna, Inc.	233	9,033
Cerner Corp.*	104	8,597
St. Jude Medical, Inc.	215	8,581
Cigna Corp.	193	8,492
Humana, Inc.	108	8,364
Zimmer Holdings, Inc.	126	8,109
Edwards Lifesciences Corp.*	77	7,954
Perrigo Co.	59	6,958
DaVita, Inc.*	70	6,875
Quest Diagnostics, Inc.	114	6,829
Amerisource Bergen Corp. — Class A	172	6,768
Forest Laboratories, Inc.*	185	6,473
Watson Pharmaceuticals, Inc.*	87	6,437
Laboratory Corporation of America Holdings*	69	6,390
CR Bard, Inc.	59	6,339
Mylan, Inc.*	288	6,155
Boston Scientific Corp.*	969	5,494
Life Technologies Corp.*	121	5,444
Waters Corp.*	65	5,166
Varian Medical Systems, Inc.*	71	4,315
Hospira, Inc.*	120	4,198
CareFusion Corp.*	158	4,057
DENTSPLY International, Inc.	100	3,781
Coventry Health Care, Inc.	101	3,211
Patterson Companies, Inc.	62	2,137
PerkinElmer, Inc.	73	1,883
Tenet Healthcare Corp.*	280	1,467
Total Health Care		1,008,436

Consumer Staples - 6.8%
Coca-Cola Co.	1,528	119,475
Procter & Gamble Co.	1,857	113,742
Philip Morris International, Inc.	1,156	100,872
Wal-Mart Stores, Inc.	1,170	81,572
PepsiCo, Inc.	1,052	74,334
Altria Group, Inc.	1,381	47,714
Kraft Foods, Inc. — Class A	1,200	46,344
CVS Caremark Corp.	874	40,842
Colgate-Palmolive Co.	324	33,728
Costco Wholesale Corp.	296	28,120
Kimberly-Clark Corp.	272	22,785
Walgreen Co.	590	17,452
General Mills, Inc.	437	16,842
Archer-Daniels-Midland Co.	446	13,166

36 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

HJ Heinz Co.	219	$11,909
Lorillard, Inc.	90	11,876
Sysco Corp.	392	11,686
Mead Johnson Nutrition Co. — Class A	142	11,432
Whole Foods Market, Inc.	108	10,295
Reynolds American, Inc.	220	9,871
Kroger Co.	384	8,905
Kellogg Co.	167	8,238
Estee Lauder Companies, Inc. — Class A	151	8,172
Hershey Co.	109	7,851
Monster Beverage Corp.*	109	7,761
ConAgra Foods, Inc.	278	7,209
Brown-Forman Corp. — Class B	71	6,877
Clorox Co.	90	6,521
Beam, Inc.	103	6,436
JM Smucker Co.	85	6,419
Dr Pepper Snapple Group, Inc.	146	6,388
Coca-Cola Enterprises, Inc.	204	5,720
McCormick & Company, Inc.	92	5,580
Avon Products, Inc.	300	4,863
Molson Coors Brewing Co. — Class B	103	4,286
Campbell Soup Co.	120	4,006
Constellation Brands, Inc. — Class A*	137	3,707
Tyson Foods, Inc. — Class A	194	3,653
Safeway, Inc.	163	2,958
Hormel Foods Corp.	96	2,920
Dean Foods Co.*	126	2,146
Total Consumer Staples		944,673

Consumer Discretionary - 6.6%
McDonald’s Corp.	698	61,795
Walt Disney Co.	1,212	58,783
Comcast Corp. — Class A	1,831	58,537
Amazon.com, Inc.*	245	55,945
Home Depot, Inc.	1,035	54,844
News Corp. — Class A	1,422	31,697
Starbucks Corp.	513	27,353
Target Corp.	449	26,127
Time Warner, Inc.	654	25,179
Ford Motor Co.	2,588	24,819
Lowe’s Companies, Inc.	795	22,610
NIKE, Inc. — Class B	250	21,945
TJX Companies, Inc.	507	21,765
DIRECTV — Class A*	445	21,725
Priceline.com, Inc.*	32	21,265
Yum! Brands, Inc.	320	20,614
Time Warner Cable, Inc.	214	17,569
Viacom, Inc. — Class B	359	16,880
CBS Corp. — Class B	444	14,555
Johnson Controls, Inc.	465	12,885
Coach, Inc.	191	11,170
Carnival Corp.	303	10,383
Ross Stores, Inc.	159	9,933
Bed Bath & Beyond, Inc.*	157	9,703
Macy’s, Inc.	279	9,584
Discovery Communications, Inc. — Class A*	171	9,234
Omnicom Group, Inc.	188	9,137
Chipotle Mexican Grill, Inc. — Class A*	24	9,119
McGraw-Hill Companies, Inc.	191	8,595
AutoZone, Inc.*	23	8,445
Dollar Tree, Inc.*	156	8,393
VF Corp.	62	8,274
Mattel, Inc.	234	7,591
Starwood Hotels & Resorts Worldwide, Inc.	141	7,479
Kohl’s Corp.	163	7,415
O’Reilly Automotive, Inc.*	87	7,288
Harley-Davidson, Inc.	159	7,271
Marriott International, Inc. — Class A	184	7,213
Limited Brands, Inc.	164	6,975
Genuine Parts Co.	109	6,567
The Gap, Inc.	227	6,211
Staples, Inc.	462	6,029
Wynn Resorts Ltd.	57	5,912
Nordstrom, Inc.	115	5,714
Ralph Lauren Corp. — Class A	40	5,602
Wyndham Worldwide Corp.	103	5,432
Family Dollar Stores, Inc.	80	5,318
BorgWarner, Inc.*	73	4,788
Tiffany & Co.	83	4,395
Darden Restaurants, Inc.	84	4,253
CarMax, Inc.*	150	3,891
Scripps Networks Interactive, Inc. — Class A	68	3,866
Best Buy Company, Inc.	184	3,857
DR Horton, Inc.	194	3,566
Newell Rubbermaid, Inc.	195	3,537
Lennar Corp. — Class A	108	3,338
Interpublic Group of Companies, Inc.	304	3,298
Expedia, Inc.	66	3,173
H&R Block, Inc.	198	3,164
International Game Technology	200	3,150
Whirlpool Corp.	51	3,119
TripAdvisor, Inc.*	66	2,950
Apollo Group, Inc. — Class A*	81	2,931
Hasbro, Inc.	79	2,676
Fossil, Inc.*	34	2,602
Netflix, Inc.*	37	2,533
PulteGroup, Inc.*	232	2,482
JC Penney Company, Inc.	104	2,424
Gannett Company, Inc.	159	2,342
Urban Outfitters, Inc.*	80	2,207
Leggett & Platt, Inc.	99	2,092
Abercrombie & Fitch Co. — Class A	58	1,980
Harman International Industries, Inc.	50	1,980
Goodyear Tire & Rubber Co.*	165	1,949
Cablevision Systems Corp. — Class A	141	1,874
Big Lots, Inc.*	44	1,795
Sears Holdings Corp.*	28	1,672
GameStop Corp. — Class A	90	1,652
Washington Post Co. — Class B	4	1,495
AutoNation, Inc.*	35	1,235
DeVry, Inc.	36	1,115
Total Consumer Discretionary		920,260

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

Energy - 6.5%
Exxon Mobil Corp.	3,166	$270,914
Chevron Corp.	1,338	141,159
Schlumberger Ltd.	908	58,938
ConocoPhillips	860	48,057
Occidental Petroleum Corp.	553	47,431
Apache Corp.	264	23,203
Anadarko Petroleum Corp.	340	22,508
National Oilwell Varco, Inc.	289	18,623
Halliburton Co.	620	17,602
EOG Resources, Inc.	188	16,941
Devon Energy Corp.	272	15,773
Phillips 66*	429	14,260
Spectra Energy Corp.	445	12,932
Williams Companies, Inc.	432	12,450
Baker Hughes, Inc.	297	12,207
Marathon Oil Corp.	477	12,197
Kinder Morgan, Inc.	337	10,858
Marathon Petroleum Corp.	238	10,691
Noble Energy, Inc.	120	10,178
Valero Energy Corp.	378	9,129
Hess Corp.	207	8,994
Chesapeake Energy Corp.	454	8,444
Southwestern Energy Co.*	244	7,791
Pioneer Natural Resources Co.	84	7,410
Range Resources Corp.	115	7,115
Cameron International Corp.*	165	7,047
Murphy Oil Corp.	134	6,739
FMC Technologies, Inc.*	162	6,355
Cabot Oil & Gas Corp.	147	5,792
Noble Corp.*	173	5,629
Equities Corp.	97	5,202
Peabody Energy Corp.	190	4,659
CONSOL Energy, Inc.	152	4,596
Denbury Resources, Inc.*	260	3,929
QEP Resources, Inc.	121	3,626
Sunoco, Inc.	76	3,610
Helmerich & Payne, Inc.	76	3,304
Diamond Offshore Drilling, Inc.	49	2,897
Nabors Industries Ltd.*	200	2,880
Rowan Companies plc — Class A*	82	2,651
Newfield Exploration Co.*	87	2,550
Tesoro Corp.*	99	2,471
WPX Energy, Inc.*	138	2,233
Alpha Natural Resources, Inc.*	145	1,263
Total Energy		903,238

Industrials - 6.3%
General Electric Co.	7,165	149,318
United Parcel Service, Inc. — Class B	647	50,958
United Technologies Corp.	620	46,828
3M Co.	476	42,650
Union Pacific Corp.	323	38,537
Boeing Co.	506	37,596
Caterpillar, Inc.	442	37,531
Honeywell International, Inc.	527	29,428
Emerson Electric Co.	497	23,150
Deere & Co.	266	21,511
Danaher Corp.	390	20,311
FedEx Corp.	212	19,421
Illinois Tool Works, Inc.	324	17,136
Tyco International Ltd.	318	16,806
Precision Castparts Corp.	99	16,285
Norfolk Southern Corp.	226	16,220
General Dynamics Corp.	240	15,830
Lockheed Martin Corp.	181	15,761
CSX Corp.	699	15,630
Cummins, Inc.	133	12,889
Raytheon Co.	222	12,563
Goodrich Corp.	87	11,040
Northrop Grumman Corp.	173	11,036
Waste Management, Inc.	317	10,587
PACCAR, Inc.	238	9,327
WW Grainger, Inc.	47	8,989
Eaton Corp.	225	8,917
Ingersoll-Rand plc	198	8,352
Fastenal Co.	198	7,981
Parker Hannifin Corp.	98	7,534
Cooper Industries plc	110	7,500
Stanley Black & Decker, Inc.	115	7,401
Rockwell Automation, Inc.	101	6,672
Roper Industries, Inc.	67	6,605
Dover Corp.	122	6,540
CH Robinson Worldwide, Inc.	108	6,321
Expeditors International of Washington, Inc.	150	5,813
Republic Services, Inc. — Class A	212	5,610
Fluor Corp.	113	5,575
Stericycle, Inc.*	59	5,409
L-3 Communications Holdings, Inc.	70	5,181
Rockwell Collins, Inc.	103	5,083
Textron, Inc.	193	4,800
Southwest Airlines Co.	519	4,785
Joy Global, Inc.	78	4,425
Pall Corp.	74	4,056
Flowserve Corp.	34	3,902
Iron Mountain, Inc.	115	3,790
Equifax, Inc.	79	3,681
Quanta Services, Inc.*	140	3,370
Jacobs Engineering Group, Inc.*	89	3,370
Masco Corp.	242	3,357
Xylem, Inc.	124	3,121
Cintas Corp.	80	3,089
Robert Half International, Inc.	100	2,857
Dun & Bradstreet Corp.	40	2,847
Snap-on, Inc.	45	2,801
Pitney Bowes, Inc.	137	2,051
Avery Dennison Corp.	70	1,914
RR Donnelley & Sons Co.	129	1,518
Ryder System, Inc.	33	1,188
First Solar, Inc.*	50	753
Total Industrials		875,507

38 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

Utilities - 2.2%
Southern Co.	585	$27,086
Exelon Corp.	577	21,707
Duke Energy Corp.	905	20,869
Dominion Resources, Inc.	383	20,681
NextEra Energy, Inc.	283	19,473
FirstEnergy Corp.	282	13,872
American Electric Power Company, Inc.	330	13,167
PG&E Corp.	287	12,991
Consolidated Edison, Inc.	196	12,189
Progress Energy, Inc.	198	11,914
Public Service Enterprise Group, Inc.	348	11,310
PPL Corp.	401	11,152
Sempra Energy	160	11,021
Edison International	223	10,303
Xcel Energy, Inc.	331	9,404
Northeast Utilities	215	8,344
Entergy Corp.	120	8,147
DTE Energy Co.	113	6,704
Wisconsin Energy Corp.	152	6,015
CenterPoint Energy, Inc.	286	5,912
ONEOK, Inc.	136	5,754
AES Corp.*	443	5,683
Ameren Corp.	165	5,534
NiSource, Inc.	193	4,777
CMS Energy Corp.	179	4,207
Pinnacle West Capital Corp.	79	4,087
SCANA Corp.	78	3,732
Integrys Energy Group, Inc.	56	3,185
Pepco Holdings, Inc.	160	3,131
AGL Resources, Inc.	75	2,906
NRG Energy, Inc.*	160	2,778
TECO Energy, Inc.	143	2,583
Total Utilities		310,618

Materials - 2.0%
EI du Pont de Nemours & Co.	636	32,162
Monsanto Co.	370	30,629
Dow Chemical Co.	814	25,641
Freeport-McMoRan Copper & Gold, Inc.	641	21,839
Praxair, Inc.	198	21,528
Newmont Mining Corp.	339	16,445
Ecolab, Inc.	194	13,295
Air Products & Chemicals, Inc.	146	11,787
PPG Industries, Inc.	108	11,461
Mosaic Co.	198	10,842
CF Industries Holdings, Inc.	46	8,912
International Paper Co.	299	8,644
Sherwin-Williams Co.	63	8,338
Nucor Corp.	218	8,262
Alcoa, Inc.	732	6,405
Sigma-Aldrich Corp.	81	5,988
Eastman Chemical Co.	97	4,886
Cliffs Natural Resources, Inc.	99	4,880
Ball Corp.	113	4,639
Airgas, Inc.	50	4,201
Vulcan Materials Co.	86	3,415
MeadWestvaco Corp.	113	3,249
International Flavors & Fragrances, Inc.	54	2,959
Allegheny Technologies, Inc.	71	2,264
Bemis Company, Inc.	67	2,100
United States Steel Corp.	101	2,081
Owens-Illinois, Inc.*	107	2,051
Sealed Air Corp.	130	2,007
Titanium Metals Corp.	59	667
Total Materials		281,577

Telecommunication Services - 1.9%
AT&T, Inc.	3,969	141,535
Verizon Communications, Inc.	1,921	85,369
CenturyLink, Inc.	420	16,586
Crown Castle International Corp.*	178	10,441
Sprint Nextel Corp.*	2,026	6,605
Windstream Corp.	398	3,845
Frontier Communications Corp.	675	2,585
MetroPCS Communications, Inc.*	196	1,186
Total Telecommunication Services		268,152
Total Common Stocks
(Cost $5,193,291)		8,368,393

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 45.2%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	$3,206,030	3,206,030
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	1,150,838	1,150,838
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	955,864	955,864
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	955,864	955,864
Total Repurchase Agreements
(Cost $6,268,596)		6,268,596
Total Investments - 105.5%
(Cost $11,461,887)		$14,636,989
Other Assets & Liabilities, net - (5.5)%		(757,959)
Total Net Assets - 100.0%		$13,879,030

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF I NVESTMENTS (Unaudited) (concluded)	June 30, 2012
S&P 500 2x STRATEGY FUND

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $3,664,575)	54	$119,233

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2012 S&P 500 Index Swap,
Terminating 07/27/12[3]
(Notional Value $9,247,806)	6,789	$238,542
Barclays Bank plc
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[3]
(Notional Value $3,672,330)	2,696	89,379
Credit Suisse Capital, LLC
July 2012 S&P 500 Index Swap,
Terminating 07/31/12[3]
(Notional Value $3,145,185)	2,309	76,763
(Total Notional Value
$16,065,321)		$404,684

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

40 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND

STATEMENT OF ASSETS AND
LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $5,193,291)	$8,368,393
Repurchase agreements, at value
(cost $6,268,596)	6,268,596
Total investments
(cost $11,461,887)	14,636,989
Segregated cash with broker	619,000
Unrealized appreciation on swap agreements	404,684
Receivable for swap settlement	69,894
Cash	40
Receivables:
Fund shares sold	1,016,998
Variation margin	94,095
Dividends	13,136
Interest	33
Total assets	16,854,869
Liabilities:
Payable for:
Fund shares redeemed	2,922,632
Management fees	10,849
Transfer agent and administrative fees	3,014
Investor service fees	3,014
Portfolio accounting fees	1,205
Miscellaneous	35,125
Total liabilities	2,975,839
Net assets	$13,879,030
Net assets consist of:
Paid in capital	$33,818,767
Accumulated net investment loss	(54,031)
Accumulated net realized loss on investments	(23,584,725)
Net unrealized appreciation on investments	3,699,019
Net assets	$13,879,030
Capital shares outstanding	109,434
Net asset value per share	$126.83

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$161,069
Interest	4,308
Total investment income	165,377

Expenses:
Management fees	113,147
Transfer agent and administrative fees	31,430
Investor service fees	31,430
Portfolio accounting fees	12,572
Professional fees	11,843
Custodian fees	3,177
Trustees’ fees*	857
Miscellaneous	14,952
Total expenses	219,408
Net investment loss	(54,031)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	542,348
Swap agreements	1,182,853
Futures contracts	36,365
Net realized gain	1,761,566
Net change in unrealized appreciation (depreciation) on:
Investments	512,161
Swap agreements	535,014
Futures contracts	107,209
Net change in unrealized appreciation (depreciation)	1,154,384
Net realized and unrealized gain	2,915,950
Net increase in net assets resulting from operations	$2,861,919

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P 500 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(54,031)	$(129,808)
Net realized gain (loss) on investments	1,761,566	(1,083,028)
Net change in unrealized appreciation (depreciation) on investments	1,154,384	(1,233,391)
Net increase (decrease) in net assets resulting from operations	2,861,919	(2,446,227)

Capital share transactions:
Proceeds from sale of shares	192,259,999	318,976,204
Cost of shares redeemed	(204,105,392)	(314,691,287)
Net increase (decrease) from capital share transactions	(11,845,393)	4,284,917
Net increase (decrease) in net assets	(8,983,474)	1,838,690

Net assets:
Beginning of period	22,862,504	21,023,814
End of period	$13,879,030	$22,862,504
Accumulated net investment loss at end of period	$(54,031)	$—

Capital share activity:
Shares sold	1,547,713	2,739,869
Shares redeemed	(1,649,872)	(2,715,164)
Net increase (decrease) in shares	(102,159)	24,705

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$108.05	$112.49	$89.65	$61.59	$192.40	$217.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.83)	(.55)	(.19)	.70	2.60
Net gain (loss) on investments (realized
and unrealized)	19.05	(3.61)	23.39	28.76	(131.51)	(.80)
Total from investment operations	18.78	(4.44)	22.84	28.57	(130.81)	1.80
Less distributions from:
Net investment income	—	—	—	(.51)	—	(2.30)
Net realized gains	—	—	—	—	—	(24.20)
Total distributions	—	—	—	(.51)	—	(26.50)
Net asset value, end of period	$126.83	$108.05	$112.49	$89.65	$61.59	$192.40

Total Return[c]	17.38%	(3.95%)	25.47%	46.40%	(67.98%)	0.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,879	$22,863	$21,024	$28,872	$26,513	$36,429
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.72%)	(0.59%)	(0.30%)	0.56%	1.12%
Total expenses	1.75%	1.76%	1.71%	1.71%	1.67%	1.62%
Portfolio turnover rate	156%	232%	68%	204%	305%	104%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	June 30, 2012

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	13.8%
Microsoft Corp.	6.5%
Google, Inc. — Class A	3.8%
Oracle Corp.	3.7%
Intel Corp.	3.4%
Amazon.com, Inc.	2.6%
QUALCOMM, Inc.	2.4%
Cisco Systems, Inc.	2.3%
Comcast Corp. — Class A	1.7%
Amgen, Inc.	1.4%
Top Ten Total	41.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

44 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 73.2%

Information Technology -49.0%
Apple, Inc.*	6,134	$3,582,257
Microsoft Corp.	55,066	1,684,469
Google, Inc. — Class A*	1,707	990,179
Oracle Corp.	32,608	968,458
Intel Corp.	32,977	878,836
QUALCOMM, Inc.	11,236	625,621
Cisco Systems, Inc.	35,111	602,856
eBay, Inc.*	8,459	355,363
Texas Instruments, Inc.	7,500	215,175
Baidu, Inc. ADR*	1,796	206,504
Automatic Data Processing, Inc.	3,206	178,445
Dell, Inc.*	11,464	143,529
Yahoo!, Inc.*	7,984	126,387
Cognizant Technology Solutions Corp. — Class A*	1,992	119,520
Intuit, Inc.	1,925	114,249
Broadcom Corp. — Class A*	3,264	110,323
Adobe Systems, Inc.*	3,256	105,397
Citrix Systems, Inc.*	1,216	102,071
Applied Materials, Inc.	8,401	96,275
Activision Blizzard, Inc.	7,286	87,360
CA, Inc.	3,093	83,789
NetApp, Inc.*	2,382	75,795
Paychex, Inc.	2,380	74,756
Altera Corp.	2,115	71,572
Symantec Corp.*	4,724	69,018
Seagate Technology plc	2,787	68,923
Check Point Software Technologies Ltd.*	1,359	67,393
Fiserv, Inc.*	894	64,565
SanDisk Corp.*	1,596	58,222
Xilinx, Inc.	1,727	57,975
Avago Technologies Ltd.	1,599	57,404
NVIDIA Corp.*	4,059	56,095
KLA-Tencor Corp.	1,099	54,126
Autodesk, Inc.*	1,504	52,625
F5 Networks, Inc.*	520	51,771
Maxim Integrated Products, Inc.	1,918	49,178
Nuance Communications, Inc.*	2,010	47,878
Linear Technology Corp.	1,505	47,152
VeriSign, Inc.*	1,035	45,095
BMC Software, Inc.*	1,056	45,070
Marvell Technology Group Ltd.	3,756	42,368
Microchip Technology, Inc.	1,269	41,979
Micron Technology, Inc.*	6,491	40,958
Akamai Technologies, Inc.*	1,172	37,211
Lam Research Corp.*	788	29,739
Flextronics International Ltd.*	4,426	27,441
Electronic Arts, Inc.*	2,084	25,737
Research In Motion Ltd.*	3,378	24,963
Infosys Ltd. ADR	507	22,845
Total Information Technology		12,784,917
Consumer Discretionary - 12.0%
Amazon.com, Inc.*	2,953	674,317
Comcast Corp. — Class A	13,825	441,986
Starbucks Corp.	4,969	264,947
News Corp. — Class A	10,638	237,121
Priceline.com, Inc.*	331	219,956
DIRECTV — Class A*	4,290	209,438
Viacom, Inc. — Class B	3,127	147,032
Bed Bath & Beyond, Inc.*	1,524	94,183
Ross Stores, Inc.	1,485	92,768
Dollar Tree, Inc.*	1,520	81,776
Mattel, Inc.	2,232	72,406
O’Reilly Automotive, Inc.*	826	69,194
Wynn Resorts Ltd.	659	68,351
Liberty Interactive Corp. — Class A*	3,472	61,767
Staples, Inc.	4,517	58,947
Garmin Ltd.	1,365	52,266
Sirius XM Radio, Inc.*	24,911	46,085
Virgin Media, Inc.	1,821	44,414
Sears Holdings Corp.*	696	41,551
Expedia, Inc.	749	36,004
Fossil, Inc.*	403	30,846
Apollo Group, Inc. — Class A*	788	28,518
Netflix, Inc.*	364	24,923
Ctrip.com International Ltd. ADR*	968	16,224
Total Consumer Discretionary		3,115,020
Health Care - 8.0%
Amgen, Inc.	5,097	372,286
Express Scripts Holding Co.*	5,275	294,503
Gilead Sciences, Inc.*	4,964	254,554
Biogen Idec, Inc.*	1,574	227,254
Celgene Corp.*	2,887	185,230
Intuitive Surgical, Inc.*	260	143,985
Alexion Pharmaceuticals, Inc.*	1,263	125,416
Cerner Corp.*	1,117	92,331
Vertex Pharmaceuticals, Inc.*	1,387	77,561
Perrigo Co.	612	72,173
Mylan, Inc.*	2,811	60,071
Life Technologies Corp.*	1,170	52,638
Henry Schein, Inc.*	586	45,995
DENTSPLY International, Inc.	929	35,125
Warner Chilcott plc — Class A*	1,642	29,425
Total Health Care		2,068,547
Consumer Staples - 1.9%
Cotsco Wholesale Corp.	2,840	269,800
Wholesale Food Market, Inc.	1,203	114,670
Monster Beverage Corp.*	1,156	82,307
Green Mountain Coffee Roasters, Inc.*	1,018	22,172
Total Consumer Staples		488,949

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012

NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Industrials - 1.3%
PACCAR, Inc.	2,336	$91,548
Fastenal Co.	1,939	78,161
CH Robinson Worldwide, Inc.	1,066	62,393
Expeditors International of
Washington, Inc.	1,389	53,824
Stericycle, Inc.*	558	51,152
Total Industrials		337,078
Telecommunication Services - 0.7%
Vodafone Group plc ADR	6,013	169,446
Materials - 0.3%
Sigma-Aldrich Corp.	788	58,257
Randgold Resources Ltd. ADR	346	31,143
Total Materials		89,400
Total Common Stocks
(Cost $11,050,972)		19,053,357

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 21.5%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	$3,108,816	3,108,816
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	933,783	933,783
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	775,583	775,583
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	775,583	775,583
Total Repurchase Agreements
(Cost $5,593,765)		5,593,765
Total Investments - 94.7%
(Cost $16,644,737)		$24,647,122
Other Assets & Liabilities, net - 5.3%		1,367,336
Total Net Assets - 100.0%		$26,014,458

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Value of
Contracts $9,821,120)	188	$82,470

	Units

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2012 NASDAQ-100 Index Swap,
Terminating 07/27/12[3]
(Notional Value $12,150,776)	4,645	$295,145
Barclays Bank plc
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[3]
(Notional Value $5,923,516)	2,265	180,624
Credit Suisse Capital, LLC
July 2012 NASDAQ-100 Index Swap,
Terminating 07/31/12[3]
(Notional Value $3,672,734)	1,404	111,487
(Total Notional Value
$21,747,026)		$587,256

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

  ADR — American Depositary Receipt

  plc — Public Limited Company

46 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $11,050,972)	$19,053,357
Repurchase agreements, at value
(cost $5,593,765)	5,593,765
Total investments
(cost $16,644,737)	24,647,122
Segregated cash with broker	1,626,000
Unrealized appreciation on swap agreements	587,256
Receivable for swap settlement	307,325
Cash	976
Receivables:
Variation margin	71,032
Dividends	11,460
Fund shares sold	10,715
Interest	30
Total assets	27,261,916
Liabilities:
Payable for:
Fund shares redeemed	1,164,722
Management fees	19,013
Transfer agent and administrative fees	5,282
Investor service fees	5,282
Portfolio accounting fees	2,112
Miscellaneous	51,047
Total liabilities	1,247,458
Net assets	$26,014,458
Net assets consist of:
Paid in capital	$20,077,354
Accumulated net investment loss	(176,366)
Accumulated net realized loss on investments	(2,558,641)
Net unrealized appreciation on investments	8,672,111
Net assets	$26,014,458
Capital shares outstanding	964,794
Net asset value per share	$26.96

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$117,226
Interest	4,170
Total investment income	121,396

Expenses:
Management fees	150,526
Transfer agent and administrative fees	41,813
Investor service fees	41,813
Portfolio accounting fees	16,725
Professional fees	17,359
Custodian fees	4,215
Trustees’ fees*	1,211
Miscellaneous	24,100
Total expenses	297,762
Net investment loss	(176,366)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	(770,273)
Swap agreements	4,977,252
Futures contracts	(29,540)
Net realized gain	4,177,439

Net change in unrealized appreciation (depreciation) on:
Investments	2,751,113
Swap agreements	732,473
Futures contracts	59,702
Net change in unrealized appreciation (depreciation)	3,543,288
Net realized and unrealized gain	7,720,727
Net increase in net assets resulting from operations	$7,544,361

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 47

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(176,366)	$(351,330)
Net realized gain (loss) on investments	4,177,439	(496,798)
Net change in unrealized appreciation (depreciation) on investments	3,543,288	(1,356,063)
Net increase (decrease) in net assets resulting from operations	7,544,361	(2,204,191)

Distributions to shareholders from:
Net realized gains	—	(3,561,876)
Total distributions to shareholders	—	(3,561,876)

Capital share transactions:
Proceeds from sale of shares	88,053,889	173,420,325
Distributions reinvested	—	3,561,876
Cost of shares redeemed	(91,923,908)	(182,983,002)
Net decrease from capital share transactions	(3,870,019)	(6,000,801)
Net increase (decrease) in net assets	3,674,342	(11,766,868)

Net assets:
Beginning of period	22,340,116	34,106,984
End of period	$26,014,458	$22,340,116
Accumulated net investment loss at end of period	$(176,366)	$—

Capital share activity:
Shares sold	3,313,542	6,781,085
Shares issued from reinvestment of distributions	—	162,125
Shares redeemed	(3,428,581)	(7,258,388)
Net decrease in shares	(115,039)	(315,178)

48 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$20.69	$24.45	$17.86	$8.20	$29.98	$23.46
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.33)	(.22)	(.14)	(.10)	.13
Net gain (loss) on investments (realized
and unrealized)	6.41	.39	6.81	9.80	(21.66)	6.49
Total from investment operations	6.27	.06	6.59	9.66	(21.76)	6.62
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.10)
Net realized gains	—	(3.82)	—	—	—	—
Total distributions	—	(3.82)	—	—	(.02)	(.10)
Net asset value, end of period	$26.96	$20.69	$24.45	$17.86	$8.20	$29.98

Total Return[c]	30.30%	(0.68%)	36.90%	117.80%	(72.60%)	28.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,014	$22,340	$34,107	$36,112	$23,347	$65,069
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.31%)	(1.16%)	(1.19%)	(0.53%)	0.45%
Total expenses	1.78%	1.80%	1.74%	1.75%	1.72%	1.66%
Portfolio turnover rate	73%	22%	92%	80%	175%	203%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 49

FUND PROFILE (Unaudited)	June 30, 2012

Mid-Cap 1.5x Strategy Fund

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Vertex Pharmaceuticals, Inc.	0.8%
Regeneron Pharmaceuticals, Inc.	0.6%
Equinix, Inc.	0.5%
AMETEK, Inc.	0.5%
Macerich Co.	0.5%
PetSmart, Inc.	0.5%
Church & Dwight Company, Inc.	0.5%
Kansas City Southern	0.5%
HollyFrontier Corp.	0.5%
Henry Schein, Inc.	0.5%
Top Ten Total	5.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

50 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 73.3%

Financials - 16.6%
Macerich Co.	720	$42,517
SL Green Realty Corp.	470	37,713
Federal Realty Investment Trust	348	36,223
UDR, Inc.	1,320	34,109
Affiliated Managers Group, Inc.*	296	32,398
Realty Income Corp.	730	30,492
New York Community Bancorp, Inc.	2,398	30,047
Rayonier, Inc.	668	29,992
Everest Re Group Ltd.	289	29,909
Camden Property Trust	434	29,369
Essex Property Trust, Inc.	190	29,245
Alleghany Corp.*	80	27,180
Alexandria Real Estate Equities, Inc.	340	24,725
Taubman Centers, Inc.	320	24,691
WR Berkley Corp.	610	23,741
Liberty Property Trust	635	23,394
Regency Centers Corp.	490	23,309
Fidelity National Financial, Inc. — Class A	1,205	23,208
Arthur J Gallagher & Co.	641	22,480
MSCI, Inc. — Class A*	660	22,454
Reinsurance Group of America, Inc. — Class A	400	21,284
Raymond James Financial, Inc.	606	20,749
Duke Realty Corp.	1,410	20,642
BRE Properties, Inc.	410	20,508
Senior Housing Properties Trust	890	19,865
Cullen/Frost Bankers, Inc.	334	19,201
East West Bancorp, Inc.	783	18,368
American Campus Communities, Inc.	405	18,217
Brown & Brown, Inc.	638	17,398
Weingarten Realty Investors	660	17,384
HCC Insurance Holdings, Inc.	548	17,207
Eaton Vance Corp.	634	17,086
Jones Lang LaSalle, Inc.	240	16,889
Hospitality Properties Trust	676	16,745
National Retail Properties, Inc.	580	16,408
Home Properties, Inc.	264	16,199
Commerce Bancshares, Inc.	426	16,145
American Financial Group, Inc.	409	16,045
SEI Investments Co.	788	15,673
BioMed Realty Trust, Inc.	835	15,598
Signature Bank*	250	15,243
First Niagara Financial Group, Inc.	1,918	14,673
Waddell & Reed Financial, Inc. — Class A	470	14,232
SVB Financial Group*	239	14,034
Hancock Holding Co.	460	14,002
Mack-Cali Realty Corp.	477	13,866
Highwoods Properties, Inc.	400	13,460
Protective Life Corp.	449	13,205
CBOE Holdings, Inc.	474	13,120
Omega Healthcare Investors, Inc.	573	12,893
Associated Banc-Corp.	950	12,531
Alexander & Baldwin, Inc.*	230	12,248
City National Corp.	250	12,145
Old Republic International Corp.	1,410	11,689
Bank of Hawaii Corp.	253	11,625
Valley National Bancorp	1,075	11,395
Aspen Insurance Holdings Ltd.	388	11,213
Fulton Financial Corp.	1,090	10,889
Prosperity Bancshares, Inc.	258	10,844
Jefferies Group, Inc.	820	10,652
TCF Financial Corp.	860	9,873
FirstMerit Corp.	595	9,829
Hanover Insurance Group, Inc.	250	9,783
Washington Federal, Inc.	579	9,780
First American Financial Corp.	575	9,752
Corporate Office Properties Trust	390	9,169
StanCorp Financial Group, Inc.	238	8,844
Webster Financial Corp.	401	8,686
Trustmark Corp.	351	8,592
Synovus Financial Corp.	4,320	8,554
Apollo Investment Corp.	1,099	8,440
Mercury General Corp.	200	8,334
Kemper Corp.	268	8,241
Janus Capital Group, Inc.	1,031	8,062
Westamerica Bancorporation	151	7,126
Cathay General Bancorp	430	7,099
Potlatch Corp.	217	6,931
Equity One, Inc.	323	6,848
BancorpSouth, Inc.	448	6,505
International Bancshares Corp.	288	5,622
Greenhill & Company, Inc.	157	5,597
Astoria Financial Corp.	459	4,498
Total Financials		1,364,931

Industrials - 11.7%
AMETEK, Inc.	880	43,920
Kansas City Southern	599	41,666
J.B. Hunt Transport Services, Inc.	494	29,442
Donaldson Company, Inc.	808	26,964
Hubbell, Inc. — Class B	320	24,941
BE Aerospace, Inc.*	566	24,712
AGCO Corp.*	530	24,237
Timken Co.	460	21,064
Pentair, Inc.	540	20,671
Lincoln Electric Holdings, Inc.	460	20,143
Wabtec Corp.	257	20,049
KBR, Inc.	809	19,990
Waste Connections, Inc.	667	19,956
Fortune Brands Home & Security, Inc.*	857	19,085
SPX Corp.	280	18,290
Carlisle Companies, Inc.	340	18,027
IDEX Corp.	458	17,853
MSC Industrial Direct Company, Inc. — Class A	255	16,715
Towers Watson & Co. — Class A	276	16,532
Corrections Corporation of America	544	16,021
Manpower, Inc.	434	15,906
Nordson Corp.	306	15,695
United Rentals, Inc.*	457	15,556

SEE NOTES TO FINANCIAL STATEMENTS.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Valmont Industries, Inc.	127	$15,363
Triumph Group, Inc.	270	15,193
Graco, Inc.	327	15,068
Gardner Denver, Inc.	277	14,656
Clean Harbors, Inc.*	257	14,500
Kennametal, Inc.	432	14,321
Regal-Beloit Corp.	230	14,320
URS Corp.	410	14,301
Kirby Corp.*	300	14,124
Alaska Air Group, Inc.*	387	13,893
Copart, Inc.*	563	13,337
Lennox International, Inc.	281	13,103
CLARCOR, Inc.	270	13,003
Landstar System, Inc.	251	12,982
Woodward, Inc.	326	12,857
Watsco, Inc.	160	11,808
Acuity Brands, Inc.	230	11,709
Trinity Industries, Inc.	440	10,991
Huntington Ingalls Industries, Inc.*	270	10,865
Con-way, Inc.	300	10,833
Terex Corp.*	598	10,662
AECOM Technology Corp.*	639	10,512
Oshkosh Corp.*	498	10,433
Esterline Technologies Corp.*	167	10,412
Exelis, Inc.	1,011	9,968
Crane Co.	269	9,786
Shaw Group, Inc.*	355	9,695
GATX Corp.	251	9,664
ITT Corp.	521	9,170
Alliant Techsystems, Inc.	179	9,052
Harsco Corp.	436	8,886
UTI Worldwide, Inc.	561	8,196
Rollins, Inc.	350	7,830
Corporate Executive Board Co.	182	7,440
General Cable Corp.*	271	7,030
Deluxe Corp.	280	6,983
Mine Safety Appliances Co.	168	6,761
FTI Consulting, Inc.*	222	6,383
HNI Corp.	247	6,360
Brink’s Co.	260	6,027
JetBlue Airways Corp.*	1,120	5,936
Herman Miller, Inc.	316	5,852
Werner Enterprises, Inc.	238	5,686
Granite Construction, Inc.	190	4,961
Korn/Ferry International*	259	3,717
Total Industrials		972,064

Information Technology - 11.4%
Equinix, Inc.*	251	44,088
Alliance Data Systems Corp.*	270	36,451
ANSYS, Inc.*	510	32,187
Trimble Navigation Ltd.*	680	31,287
Skyworks Solutions, Inc.*	1,030	28,190
TIBCO Software, Inc.*	910	27,227
Rackspace Hosting, Inc.*	570	25,046
Informatica Corp.*	590	24,992
Avnet, Inc.*	791	24,410
Synopsys, Inc.*	797	23,456
FactSet Research Systems, Inc.	245	22,770
MICROS Systems, Inc.*	437	22,375
Gartner, Inc.*	512	22,041
Arrow Electronics, Inc.*	607	19,916
NCR Corp.*	862	19,593
VeriFone Systems, Inc.*	578	19,126
Global Payments, Inc.	427	18,459
Concur Technologies, Inc.*	255	17,366
Atmel Corp.*	2,464	16,509
Cadence Design Systems, Inc.*	1,490	16,375
Jack Henry & Associates, Inc.	473	16,328
Solera Holdings, Inc.	386	16,131
Cree, Inc.*	628	16,121
AOL, Inc.*	515	14,461
Broadridge Financial Solutions, Inc.	677	14,400
Ingram Micro, Inc. — Class A*	819	14,308
Riverbed Technology, Inc.*	860	13,888
National Instruments Corp.	510	13,698
Parametric Technology Corp.*	646	13,540
Wright Express Corp.*	211	13,023
Diebold, Inc.	343	12,660
NeuStar, Inc. — Class A*	363	12,124
Lender Processing Services, Inc.	464	11,730
Rovi Corp.*	586	11,497
Cypress Semiconductor Corp.*	847	11,197
Compuware Corp.*	1,197	11,120
Tech Data Corp.*	224	10,790
CoreLogic, Inc.*	582	10,656
ADTRAN, Inc.	346	10,446
Polycom, Inc.*	968	10,183
DST Systems, Inc.	184	9,993
Fairchild Semiconductor International, Inc. — Class A*	686	9,673
Zebra Technologies Corp. — Class A*	281	9,655
ACI Worldwide, Inc.*	214	9,461
Convergys Corp.	632	9,335
Itron, Inc.*	215	8,867
Ciena Corp.*	537	8,791
Semtech Corp.*	359	8,731
Silicon Laboratories, Inc.*	230	8,717
Quest Software, Inc.*	309	8,606
Fair Isaac Corp.	186	7,864
Plantronics, Inc.	235	7,849
Mentor Graphics Corp.*	508	7,620
International Rectifier Corp.*	375	7,496
Intersil Corp. — Class A	690	7,349
Vishay Intertechnology, Inc.*	779	7,346
QLogic Corp.*	528	7,228
ValueClick, Inc.*	436	7,146
Tellabs, Inc.	1,993	6,637
RF Micro Devices, Inc.*	1,507	6,405
Acxiom Corp.*	416	6,286
Monster Worldwide, Inc.*	657	5,585
Advent Software, Inc.*	173	4,690
Integrated Device Technology, Inc.*	774	4,350
Mantech International Corp. — Class A	130	3,051
MEMC Electronic Materials, Inc.*	1,260	2,734
Total Information Technology		941,630

52 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Consumer Discretionary - 9.8%

PetSmart, Inc.	613	$41,793
Tractor Supply Co.	390	32,393
PVH Corp.	370	28,782
Advance Auto Parts, Inc.	400	27,288
LKQ Corp.*	799	26,687
Polaris Industries, Inc.	371	26,519
Dick’s Sporting Goods, Inc.	530	25,440
Foot Locker, Inc.	820	25,076
NVR, Inc.*	28	23,800
Toll Brothers, Inc.*	800	23,784
Panera Bread Co. — Class A*	157	21,892
Mohawk Industries, Inc.*	310	21,647
American Eagle Outfitters, Inc.	1,057	20,855
Signet Jewelers Ltd.	469	20,641
Williams-Sonoma, Inc.	563	19,688
Under Armour, Inc. — Class A*	200	18,896
Tupperware Brands Corp.	302	16,538
Gentex Corp.	790	16,487
Hanesbrands, Inc.*	530	14,697
Carter’s, Inc.*	278	14,623
Service Corporation International	1,176	14,547
Ascena Retail Group, Inc.*	734	13,667
Brinker International, Inc.	428	13,640
Chico’s FAS, Inc.	910	13,504
Cinemark Holdings, Inc.	553	12,636
John Wiley & Sons, Inc. — Class A	253	12,395
Sotheby’s	370	12,343
Aaron’s, Inc.	415	11,749
AMC Networks, Inc. — Class A*	310	11,021
Guess?, Inc.	360	10,933
Bally Technologies, Inc.*	234	10,919
Rent-A-Center, Inc. — Class A	323	10,898
Life Time Fitness, Inc.*	228	10,604
Cheesecake Factory, Inc.*	302	9,652
Warnaco Group, Inc.*	217	9,240
Deckers Outdoor Corp.*	209	9,198
Lamar Advertising Co. — Class A*	318	9,095
Saks, Inc.*	845	8,999
HSN, Inc.	210	8,474
Tempur-Pedic International, Inc.*	346	8,093
Aeropostale, Inc.*	436	7,774
Wendy’s Co.	1,618	7,637
DreamWorks Animation SKG, Inc. — Class A*	389	7,414
Collective Brands, Inc.*	327	7,004
ANN, Inc.*	266	6,780
MDC Holdings, Inc.	204	6,665
Thor Industries, Inc.	237	6,496
Strayer Education, Inc.	59	6,432
Bob Evans Farms, Inc.	159	6,392
Meredith Corp.	199	6,356
ITT Educational Services, Inc.*	100	6,075
WMS Industries, Inc.*	298	5,945
Regis Corp.	309	5,550
New York Times Co. — Class A*	660	5,148
Valassis Communications, Inc.*	232	5,046
Matthews International Corp. — Class A	153	4,971
Scholastic Corp.	140	3,942
International Speedway Corp. — Class A	150	3,927
KB Home	390	3,822
Barnes & Noble, Inc.*	220	3,621
Office Depot, Inc.*	1,535	3,316
Scientific Games Corp. — Class A*	315	2,693
RadioShack Corp.	539	2,070
Total Consumer Discretionary		814,209

Health Care - 8.1%
Vertex Pharmaceuticals, Inc.*	1,150	64,309
Regeneron Pharmaceuticals, Inc.*	420	47,972
Henry Schein, Inc.*	487	38,224
IDEXX Laboratories, Inc.*	298	28,646
Mettler-Toledo International, Inc.*	174	27,119
Hologic, Inc.*	1,440	25,978
Catalyst Health Solutions, Inc.*	274	25,603
ResMed, Inc.*	782	24,398
Universal Health Services, Inc. — Class B	530	22,875
Cooper Companies, Inc.	260	20,738
Gen-Probe, Inc.*	247	20,303
Endo Health Solutions, Inc.*	640	19,827
Omnicare, Inc.	617	19,269
MEDNAX, Inc.*	269	18,437
AMERIGROUP Corp.*	262	17,268
Lincare Holdings, Inc.	470	15,989
HMS Holdings Corp.*	470	15,656
Techne Corp.	201	14,914
Covance, Inc.*	305	14,594
United Therapeutics Corp.*	288	14,221
Community Health Systems, Inc.*	483	13,538
Teleflex, Inc.	220	13,400
WellCare Health Plans, Inc.*	234	12,402
Allscripts Healthcare Solutions, Inc.*	1,043	11,400
Bio-Rad Laboratories, Inc. — Class A*	111	11,101
Health Net, Inc.*	450	10,922
Health Management Associates, Inc. — Class A*	1,390	10,912
Medicis Pharmaceutical Corp. — Class A	319	10,894
LifePoint Hospitals, Inc.*	265	10,860
Owens & Minor, Inc.	350	10,721
VCA Antech, Inc.*	480	10,550
Thoratec Corp.*	314	10,544
Hill-Rom Holdings, Inc.	335	10,335
STERIS Corp.	317	9,944
Charles River Laboratories International, Inc.*	262	8,583
Masimo Corp.*	310	6,938
Total Health Care		669,384

SEE NOTES TO FINANCIAL STATEMENTS.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Materials - 5.0%
Ashland, Inc.	423	$29,318
Albemarle Corp.	484	28,866
Valspar Corp.	509	26,717
Royal Gold, Inc.	321	25,166
Rock-Tenn Co. — Class A	380	20,729
Reliance Steel & Aluminum Co.	408	20,605
Martin Marietta Materials, Inc.	250	19,705
RPM International, Inc.	720	19,584
Aptargroup, Inc.	358	18,276
Sonoco Products Co.	550	16,583
Domtar Corp.	205	15,726
Cytec Industries, Inc.	252	14,777
Packaging Corporation of America	522	14,741
Steel Dynamics, Inc.	1,190	13,983
Cabot Corp.	339	13,797
Compass Minerals International, Inc.	179	13,654
NewMarket Corp.	57	12,346
Silgan Holdings, Inc.	269	11,484
Carpenter Technology Corp.	235	11,242
Sensient Technologies Corp.	276	10,137
Scotts Miracle-Gro Co. — Class A	232	9,540
Olin Corp.	440	9,192
Louisiana-Pacific Corp.*	749	8,149
Commercial Metals Co.	630	7,963
Greif, Inc. — Class A	166	6,806
Intrepid Potash, Inc.*	288	6,555
Minerals Technologies, Inc.	101	6,442
Worthington Industries, Inc.	286	5,854
Total Materials		417,937

Energy - 3.9%
HollyFrontier Corp.	1,140	40,390
Oceaneering International, Inc.	590	28,238
Cimarex Energy Co.	470	25,905
Plains Exploration & Production Co.*	698	24,556
Oil States International, Inc.*	280	18,537
Dresser-Rand Group, Inc.*	413	18,395
Energen Corp.	390	17,601
Superior Energy Services, Inc.*	858	17,357
SM Energy Co.	350	17,189
World Fuel Services Corp.	389	14,794
Tidewater, Inc.	275	12,749
Dril-Quip, Inc.*	187	12,265
Patterson-UTI Energy, Inc.	840	12,230
Atwood Oceanics, Inc.*	307	11,617
Helix Energy Solutions Group, Inc.*	580	9,518
CARBO Ceramics, Inc.	110	8,440
Unit Corp.*	226	8,337
Arch Coal, Inc.	1,149	7,916
Northern Oil and Gas, Inc.*	350	5,579
Bill Barrett Corp.*	260	5,569
Forest Oil Corp.*	638	4,677
Quicksilver Resources, Inc.*	643	3,485
Patriot Coal Corp.*	508	620
Total Energy		325,964

Utilities - 3.8%
Alliant Energy Corp.	610	27,798
OGE Energy Corp.	530	27,448
N.V. Energy, Inc.	1,289	22,660
MDU Resources Group, Inc.	1,027	22,193
National Fuel Gas Co.	451	21,188
Westar Energy, Inc.	690	20,666
Questar Corp.	970	20,234
Aqua America, Inc.	759	18,945
UGI Corp.	613	18,041
Great Plains Energy, Inc.	832	17,813
Atmos Energy Corp.	490	17,184
Hawaiian Electric Industries, Inc.	520	14,830
Cleco Corp.	332	13,888
Vectren Corp.	450	13,284
IDACORP, Inc.	271	11,404
WGL Holdings, Inc.	280	11,130
PNM Resources, Inc.	431	8,422
Black Hills Corp.	240	7,721
Total Utilities		314,849

Consumer Staples - 2.6%
Church & Dwight Company, Inc.	752	41,714
Energizer Holdings, Inc.*	357	26,864
Ingredion, Inc.	419	20,749
Ralcorp Holdings, Inc.*	300	20,021
Smithfield Foods, Inc.*	874	18,904
Hillshire Brands Co.	650	18,843
Green Mountain Coffee Roasters, Inc.*	710	15,464
Flowers Foods, Inc.	620	14,403
Harris Teeter Supermarkets, Inc.	267	10,944
Lancaster Colony Corp.	112	7,976
Universal Corp.	130	6,023
SUPERVALU, Inc.	1,155	5,983
Post Holdings, Inc.*	149	4,582
Tootsie Roll Industries, Inc.	137	3,269
Total Consumer Staples		215,739

Telecommunication Services - 0.4%
tw telecom, Inc. — Class A*	820	21,041
Telephone & Data Systems, Inc.	525	11,177
Total Telecommunication Services		32,218
Total Common Stocks
(Cost $4,214,329)		6,068,925

54 | The RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
MID-CAP 1.5x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 28.9%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	$869,985	$869,985
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	573,108	573,108
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	476,012	476,012
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	476,012	476,012
Total Repurchase Agreements
(Cost $2,395,117)		2,395,117
Total Investments - 102.2%
(Cost $6,609,446)		$8,464,042
Other Assets & Liabilities, net - (2.2)%		(184,900)
Total Net Assets - 100.0%		$8,279,142

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 S&P MidCap 400
Index Mini Futures Contracts
(Aggregate Value of
Contracts $1,975,680)	21	$58,584

	Units

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2012 S&P MidCap 400
Index Swap, Terminating 07/27/12[3]
(Notional Value $2,400,425)	2,549	$93,915
Credit Suisse Capital, LLC
July 2012 S&P MidCap 400
Index Swap, Terminating 07/31/12[3]
(Notional Value $1,511,179)	1,605	41,505
Barclays Bank plc
July 2012 S&P MidCap 400
Index Swap, Terminating 07/31/12[3]
(Notional Value $450,145)	478	12,358

(Total Notional Value $4,361,749)		$147,778

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

 June 30, 2012

Assets:
Investments, at value
(cost $4,214,329)	$6,068,925
Repurchase agreements, at value
(cost $2,395,117)	2,395,117
Total investments
(cost $6,609,446)	8,464,042
Segregated cash with broker	355,000
Unrealized appreciation on swap agreements	147,778
Receivable for swap settlement	24,764
Cash	75
Receivables:
Variation margin	59,010
Dividends	15,726
Interest	14
Total assets	9,066,409
Liabilities:
Payable for:
Fund shares redeemed	754,480
Management fees	6,091
Transfer agent and administrative fees	1,692
Investor service fees	1,692
Portfolio accounting fees	677
Miscellaneous	22,635
Total liabilities	787,267
Net assets	$8,279,142
Net assets consist of:
Paid in capital	$13,622,856
Accumulated net investment loss	(36,824)
Accumulated net realized loss on investments	(7,367,848)
Net unrealized appreciation on investments	2,060,958
Net assets	$8,279,142
Capital shares outstanding	394,280
Net asset value per share	$21.00

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$70,383
Interest	1,145
Total investment income	71,528

Expenses:
Management fees	55,878
Transfer agent and administrative fees	15,522
Investor service fees	15,522
Portfolio accounting fees	6,209
Professional fees	9,290
Custodian fees	1,552
Trustees’ fees*	593
Miscellaneous	3,786
Total expenses	108,352
Net investment loss	(36,824)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	297,774
Swap agreements	248,370
Futures contracts	178,490
Net realized gain	724,634
Net change in unrealized appreciation (depreciation) on:
Investments	355,154
Swap agreements	169,052
Futures contracts	(22,075)
Net change in unrealized appreciation (depreciation)	502,131
Net realized and unrealized gain	1,226,765
Net increase in net assets resulting from operations	$1,189,941

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | The RYDEX FUNDS SEMI-ANNUAL REPORT

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(36,824)	$(132,623)
Net realized gain (loss) on investments	724,634	(108,377)
Net change in unrealized appreciation (depreciation) on investments	502,131	(1,201,396)
Net increase (decrease) in net assets resulting from operations	1,189,941	(1,442,396)

Capital share transactions:
Proceeds from sale of shares	25,944,009	97,127,253
Cost of shares redeemed	(31,223,200)	(103,876,009)
Net decrease from capital share transactions	(5,279,191)	(6,748,756)
Net decrease in net assets	(4,089,250)	(8,191,152)

Net assets:
Beginning of period	12,368,392	20,559,544
End of period	$8,279,142	$12,368,392
Accumulated net investment loss at end of period	$(36,824)	$—

Capital share activity:
Shares sold	1,201,487	4,625,219
Shares redeemed	(1,458,471)	(4,974,156)
Net decrease in shares	(256,984)	(348,937)

SEE NOTES TO FINANCIAL STATEMENTS.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 57

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$18.99	$20.56	$14.95	$9.81	$21.72	$24.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.19)	(.13)	(.07)	.01	.28
Net gain (loss) on investments (realized and unrealized)	2.07	(1.38)	5.74	5.22	(11.92)	.65
Total from investment operations	2.01	(1.57)	5.61	5.15	(11.91)	.93
Less distributions from:
Net investment income	—	—	—	(.01)	—	(.40)
Net realized gains	—	—	—	—	—	(3.01)
Total distributions	—	—	—	(.01)	—	(3.41)
Net asset value, end of period	$21.00	$18.99	$20.56	$14.95	$9.81	$21.72

Total Return[c]	10.58%	(7.59%)	37.55%	52.40%	(54.83%)	3.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,279	$12,368	$20,560	$14,376	$13,150	$27,893
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.89%)	(0.78%)	(0.58%)	0.07%	1.05%
Total expenses	1.75%	1.77%	1.71%	1.71%	1.66%	1.64%
Portfolio turnover rate	38%	222%	176%	61%	163%	368%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

58 | The RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

Inverse Mid-Cap Strategy Fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Inverse Mid-Cap Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 22.0%
Federal Farm Credit Bank[1]
0.08% due 07/31/12	$200,000	$199,986
Farmer Mac[1]
0.06% due 07/03/12	100,000	100,000
Fannie Mae[2]
0.02% due 07/09/12	100,000	100,000
Total Federal Agency Discount Notes
(Cost $399,986)		399,986
REPURCHASE AGREEMENTS††,3 - 84.4%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	632,289	632,289
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	337,464	337,464
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	280,291	280,291
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	280,291	280,291
Total Repurchase Agreements
(Cost $1,530,335)		1,530,335
Total Investments - 106.4%
(Cost $1,930,321)		$1,930,321
Other Assets & Liabilities, net - (6.4)%		(116,314)
Total Net Assets - 100.0%		$1,814,007

		Unrealized
	Contract	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 S&P MidCap 400
Index Mini Futures Contracts
(Aggregate Value of
Contracts $470,400)	5	$(15,063)

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2012 S&P MidCap 400
Index Swap, Terminating 07/31/12[5]
(Notional Value $126,778)	135	$(3,483)
Credit Suisse Capital, LLC
July 2012 S&P MidCap 400
Index Swap, Terminating 07/31/12[5]
(Notional Value $679,466)	722	(18,662)
Goldman Sachs International
July 2012 S&P MidCap 400
Index Swap, Terminating 07/27/12[5]
(Notional Value $546,411)	580	(21,385)
(Total Notional Value $1,352,655)		$(43,530)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

60 | The RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE mid-cap strategy fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $399,986)	$399,986
Repurchase agreements, at value
(cost $1,530,335)	1,530,335
Total investments
(cost $1,930,321)	1,930,321
Segregated cash with broker
Receivables:	25,000
Fund shares sold	9,795
Interest	9
Total assets	1,965,125

Liabilities:
Unrealized depreciation on swap agreements	43,530
Payable for:
Fund shares redeemed	83,228
Variation margin	13,995
Swap settlement	5,503
Management fees	1,333
Transfer agent and administrative fees	370
Investor service fees	370
Portfolio accounting fees	148
Miscellaneous	2,641
Total liabilities	151,118
Net assets	$1,814,007

Net assets consist of:
Paid in capital	$4,939,438
Accumulated net investment loss	(12,409)
Accumulated net realized loss on investments	(3,054,429)
Net unrealized depreciation on investments	(58,593)
Net assets	$1,814,007
Capital shares outstanding	95,782
Net asset value per share	$18.94

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$651
Total investment income	651

Expenses:
Management fees	6,736
Transfer agent and administrative fees	1,871
Investor service fees	1,871
Portfolio accounting fees	748
Professional fees	1,143
Custodian fees	182
Trustees’ fees*	76
Miscellaneous	433
Total expenses	13,060
Net investment loss	(12,409)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(67,792)
Futures contracts	(5,793)
Net realized loss	(73,585)
Net change in unrealized appreciation (depreciation) on:
Investments	1
Swap agreements	(51,510)
Futures contracts	(16,440)
Net change in unrealized appreciation (depreciation)	(67,949)
Net realized and unrealized loss	(141,534)
Net decrease in net assets resulting from operations	$(153,943)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INVERSE mid-cap strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(12,409)	$(30,735)
Net realized loss on investments	(73,585)	(367,961)
Net change in unrealized appreciation (depreciation) on investments	(67,949)	(1,089)
Net decrease in net assets resulting from operations	(153,943)	(399,785)

Capital share transactions:
Proceeds from sale of shares	11,696,519	23,035,223
Cost of shares redeemed	(10,869,793)	(24,471,556)
Net increase (decrease) from capital share transactions	826,726	(1,436,333)
Net increase (decrease) in net assets	672,783	(1,836,118)

Net assets:
Beginning of period	1,141,224	2,977,342
End of period	$1,814,007	$1,141,224
Accumulated net investment loss at end of period	$(12,409)	$—

Capital share activity:
Shares sold	597,537	1,048,482
Shares redeemed	(556,170)	(1,125,608)
Net increase (decrease) in shares	41,367	(77,126)

62 | the RYDEX FUNDS SEMI-ANNUAL REPORT

INVERSE mid-cap strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$20.97	$22.63	$30.29	$46.80	$35.03	$36.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.37)	(.42)	(.61)	.05	1.06
Net gain (loss) on investments (realized and unrealized)	(1.87)	(1.29)	(7.24)	(15.90)	12.04	(1.81)
Total from investment operations	(2.03)	(1.66)	(7.66)	(16.51)	12.09	(.75)
Less distributions from:
Net investment income	—	—	—	—	(.32)	(1.18)
Total distributions	—	—	—	—	(.32)	(1.18)
Net asset value, end of period	$18.94	$20.97	$22.63	$30.29	$46.80	$35.03

Total Return[c]	(9.68%)	(7.34%)	(25.29%)	(35.28%)	34.42%	(1.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,814	$1,141	$2,977	$4,677	$4,813	$3,029
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.71%)	(1.56%)	(1.58%)	0.12%	3.04%
Total expenses	1.74%	1.75%	1.71%	1.71%	1.67%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 63

FUND PROFILE (Unaudited)	June 30, 2012

Russell 2000® 2x Strategy Fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
Cepheid, Inc.	0.1%
Questcor Pharmaceuticals, Inc.	0.1%
HMS Holdings Corp.	0.1%
Pharmacyclics, Inc.	0.1%
Vivus, Inc.	0.1%
Woodward, Inc.	0.1%
athenahealth, Inc.	0.1%
United Natural Foods, Inc.	0.1%
Dril-Quip, Inc.	0.1%
Hexcel Corp.	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

64 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

COMMON STOCKS† - 46.9%

Financials - 10.1%
Starwood Property Trust, Inc.	259	$5,519
Highwoods Properties, Inc.	160	5,385
LaSalle Hotel Properties	183	5,334
Omega Healthcare Investors, Inc.	236	5,310
Hancock Holding Co.	167	5,082
Two Harbors Investment Corp.	465	4,817
Invesco Mortgage Capital, Inc.	252	4,622
Prosperity Bancshares, Inc.	104	4,370
Alterra Capital Holdings Ltd.	187	4,366
Ocwen Financial Corp.*	231	4,339
Washington Real Estate Investment Trust	149	4,238
Colonial Properties Trust	191	4,229
Entertainment Properties Trust	102	4,193
Susquehanna Bancshares, Inc.	406	4,181
RLJ Lodging Trust	229	4,152
Healthcare Realty Trust, Inc.	168	4,005
FirstMerit Corp.	240	3,964
First American Financial Corp.	227	3,849
DuPont Fabros Technology, Inc.	134	3,827
American Realty Capital Trust, Inc.	350	3,822
DiamondRock Hospitality Co.	362	3,692
UMB Financial Corp.	71	3,637
CNO Financial Group, Inc.	464	3,620
Stifel Financial Corp.*	113	3,491
Apollo Investment Corp.	447	3,433
CYS Investments, Inc.	249	3,429
Trustmark Corp.	140	3,427
DCT Industrial Trust, Inc.	536	3,377
RLI Corp.	49	3,341
Webster Financial Corp.	153	3,314
FNB Corp.	304	3,304
Texas Capital Bancshares, Inc.*	80	3,231
Umpqua Holdings Corp.	243	3,198
IBERIABANK Corp.	63	3,178
EastGroup Properties, Inc.	59	3,145
CubeSmart	265	3,093
Prospect Capital Corp.	271	3,087
Glimcher Realty Trust	301	3,076
BancorpSouth, Inc.	204	2,962
United Bankshares, Inc.	114	2,950
Cathay General Bancorp	176	2,906
Sovran Self Storage, Inc.	58	2,905
Platinum Underwriters Holdings Ltd.	76	2,896
Westamerica Bancorporation	61	2,879
Medical Properties Trust, Inc.	294	2,828
Cash America International, Inc.	64	2,818
Sunstone Hotel Investors, Inc.*	256	2,813
Potlatch Corp.	88	2,811
Capstead Mortgage Corp.	202	2,810
Wintrust Financial Corp.	79	2,805
ARMOUR Residential REIT, Inc.	392	2,787
National Health Investors, Inc.	54	2,750
Primerica, Inc.	102	2,727
PS Business Parks, Inc.	40	2,709
Pebblebrook Hotel Trust	112	2,611
Knight Capital Group, Inc. — Class A*	215	2,566
Strategic Hotels & Resorts, Inc.*	396	2,558
National Penn Bancshares, Inc.	267	2,555
Northwest Bancshares, Inc.	218	2,553
Equity One, Inc.	120	2,544
First Cash Financial Services, Inc.*	63	2,531
MB Financial, Inc.	116	2,499
Glacier Bancorp, Inc.	161	2,494
First Industrial Realty Trust, Inc.*	194	2,448
Community Bank System, Inc.	90	2,441
Ezcorp, Inc. — Class A*	104	2,440
Old National Bancorp	203	2,438
LTC Properties, Inc.	66	2,394
Sun Communities, Inc.	54	2,389
First Financial Bankshares, Inc.	69	2,385
Montpelier Re Holdings Ltd.	110	2,342
CVB Financial Corp.	197	2,295
Education Realty Trust, Inc.	204	2,260
Lexington Realty Trust	262	2,219
International Bancshares Corp.	113	2,206
Symetra Financial Corp.	171	2,158
MarketAxess Holdings, Inc.	81	2,157
Greenhill & Company, Inc.	60	2,139
PHH Corp.*	122	2,133
Redwood Trust, Inc.	170	2,122
Acadia Realty Trust	91	2,109
Anworth Mortgage Asset Corp.	297	2,094
Financial Engines, Inc.*	96	2,059
First Financial Bancorp	128	2,045
Provident Financial Services, Inc.	132	2,026
Hersha Hospitality Trust — Class A	380	2,006
Selective Insurance Group, Inc.	115	2,002
PrivateBancorp, Inc. — Class A	129	1,904
Astoria Financial Corp.	193	1,891
BBCN Bancorp, Inc.*	173	1,884
First Midwest Bancorp, Inc.	168	1,845
Bank of the Ozarks, Inc.	61	1,835
Pennsylvania Real Estate Investment Trust	122	1,828
PennyMac Mortgage Investment Trust	92	1,815
Government Properties Income Trust	79	1,787
DFC Global Corp.*	96	1,769
American Capital Mortgage Investment Corp.	74	1,767
Fifth Street Finance Corp.	177	1,766
Park National Corp.	25	1,744
Alexander’s, Inc.	4	1,724
Franklin Street Properties Corp.	162	1,714
Solar Capital Ltd.	76	1,692
Credit Acceptance Corp.*	20	1,689
Argo Group International Holdings Ltd.	56	1,639
American Assets Trust, Inc.	67	1,625
Columbia Banking System, Inc.	86	1,619
Cousins Properties, Inc.	205	1,589

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Tower Group, Inc.	76	$1,586
Enstar Group Ltd.*	16	1,583
World Acceptance Corp.*	24	1,579
NBT Bancorp, Inc.	73	1,576
Amtrust Financial Services, Inc.	53	1,575
First Commonwealth Financial Corp.	231	1,555
Boston Private Financial Holdings, Inc.	174	1,554
BlackRock Kelso Capital Corp.	159	1,552
Greenlight Capital Re Ltd. — Class A*	61	1,551
Citizens Republic Bancorp, Inc.*	90	1,542
NorthStar Realty Finance Corp.	293	1,529
Investors Real Estate Trust	191	1,509
CreXus Investment Corp.	148	1,505
Infinity Property & Casualty Corp.	26	1,499
Horace Mann Educators Corp.	85	1,486
Pinnacle Financial Partners, Inc.*	76	1,483
Evercore Partners, Inc. — Class A	63	1,474
Home BancShares, Inc.	48	1,468
Investors Bancorp, Inc.*	97	1,464
PacWest Bancorp	61	1,444
Western Alliance Bancorporation*	152	1,423
American Equity Investment Life Holding Co.	129	1,420
Inland Real Estate Corp.	167	1,399
Sabra Health Care REIT, Inc.	81	1,386
Oritani Financial Corp.	96	1,381
Brookline Bancorp, Inc.	156	1,381
Cohen & Steers, Inc.	40	1,380
Retail Opportunity Investments Corp.	113	1,363
Associated Estates Realty Corp.	91	1,360
Walter Investment Management Corp.	58	1,360
Independent Bank Corp.	46	1,344
Banco Latinoamericano de Comercio Exterior S.A.	62	1,329
Triangle Capital Corp.	58	1,321
FelCor Lodging Trust, Inc.*	275	1,293
Hudson Pacific Properties, Inc.	74	1,288
BGC Partners, Inc. — Class A	219	1,286
Dynex Capital, Inc.	123	1,277
PennantPark Investment Corp.	122	1,263
First Potomac Realty Trust	107	1,259
Chemical Financial Corp.	58	1,247
Colony Financial, Inc.	72	1,246
Employers Holdings, Inc.	69	1,245
S&T Bancorp, Inc.	67	1,237
Main Street Capital Corp.	51	1,234
Ramco-Gershenson Properties Trust	97	1,219
Hercules Technology Growth Capital, Inc.	107	1,213
iStar Financial, Inc.*	188	1,213
Chesapeake Lodging Trust	70	1,205
KBW, Inc.	73	1,201
Nelnet, Inc. — Class A	52	1,196
MGIC Investment Corp.*	407	1,172
National Financial Partners Corp.*	87	1,165
ViewPoint Financial Group, Inc.	74	1,157
Sterling Financial Corp.*	59	1,115
TrustCo Bank Corp. NY	203	1,108
Green Dot Corp. — Class A*	50	1,106
Navigators Group, Inc.*	22	1,101
WesBanco, Inc.	51	1,084
Universal Health Realty Income Trust	26	1,080
Kennedy-Wilson Holdings, Inc.	77	1,079
City Holding Co.	32	1,078
Berkshire Hills Bancorp, Inc.	49	1,078
PICO Holdings, Inc.*	48	1,076
Getty Realty Corp.	56	1,072
Apollo Residential Mortgage, Inc.	55	1,060
Coresite Realty Corp.	41	1,059
SCBT Financial Corp.	30	1,058
Safety Insurance Group, Inc.	26	1,057
Virtus Investment Partners, Inc.*	13	1,053
Monmouth Real Estate Investment Corp. — Class A	88	1,031
State Bank Financial Corp.*	67	1,016
AMERISAFE, Inc.*	39	1,012
Resource Capital Corp.	189	1,007
Urstadt Biddle Properties, Inc. — Class A	50	989
Duff & Phelps Corp.—Class A	68	986
Meadowbrook Insurance Group, Inc.	111	976
Community Trust Bancorp, Inc.	29	971
Lakeland Financial Corp.	36	966
HFF, Inc. — Class A*	69	962
Ashford Hospitality Trust, Inc.	114	961
Sandy Spring Bancorp, Inc.	53	954
Oriental Financial Group, Inc.	86	953
Maiden Holdings Ltd.	109	946
Radian Group, Inc.	287	944
United Fire Group, Inc.	43	917
Flushing Financial Corp.	67	913
Forestar Group, Inc.*	71	909
Excel Trust, Inc.	76	909
Flagstone Reinsurance Holdings S.A.	113	905
Dime Community Bancshares, Inc.	68	904
Hilltop Holdings, Inc.*	87	897
Banner Corp.	40	876
Renasant Corp.	55	864
Nationstar Mortgage Holdings, Inc.*	40	861
Simmons First National Corp. — Class A	37	860
WisdomTree Investments, Inc.*	130	854
TICC Capital Corp.	87	844
Cardinal Financial Corp.	68	835
Tejon Ranch Co.*	29	830
Citizens, Inc.*	85	829
First Merchants Corp.	66	822
Southside Bancshares, Inc.	36	809
West Coast Bancorp*	41	806
Epoch Holding Corp.	35	797
AG Mortgage Investment Trust, Inc.	37	795
MCG Capital Corp.	172	791
TowneBank	56	784
First Busey Corp.	161	778
Piper Jaffray Cos.*	33	773

66 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Washington Trust Bancorp, Inc.	31	$756
ICG Group, Inc.*	81	749
United Community Banks, Inc.*	87	746
Investment Technology Group, Inc.*	81	745
Heartland Financial USA, Inc.	31	744
Wilshire Bancorp, Inc.*	135	740
NewStar Financial, Inc.*	57	739
Winthrop Realty Trust	60	730
Rockville Financial, Inc.	63	729
1st Source Corp.	32	723
Campus Crest Communities, Inc.	68	707
STAG Industrial, Inc.	48	700
Safeguard Scientifics, Inc.*	45	697
First Financial Corp.	24	696
Saul Centers, Inc.	16	686
Hanmi Financial Corp.*	65	681
Rouse Properties, Inc.*	50	678
eHealth, Inc.*	42	677
MVC Capital, Inc.	52	673
Sterling Bancorp	67	669
Cedar Realty Trust, Inc.	131	662
OneBeacon Insurance Group Ltd. — Class A	50	651
Taylor Capital Group, Inc.*	39	639
StellarOne Corp.	51	636
Union First Market Bankshares Corp.	44	636
Central Pacific Financial Corp.*	45	635
Netspend Holdings, Inc.*	68	625
Camden National Corp.	17	623
GAMCO Investors, Inc. — Class A	14	621
Beneficial Mutual Bancorp, Inc.*	72	621
Ameris Bancorp*	49	617
FBL Financial Group, Inc. — Class A	22	616
Stewart Information Services Corp.	40	614
Univest Corporation of Pennsylvania	37	612
Apollo Commercial Real Estate Finance, Inc.	38	611
Tompkins Financial Corp.	16	603
SY Bancorp, Inc.	25	599
Bancorp, Inc.*	63	595
First BanCorp*	150	594
CapLease, Inc.	143	593
BancFirst Corp.	14	587
Summit Hotel Properties, Inc.	70	586
Trico Bancshares	38	585
Eagle Bancorp, Inc.*	37	583
Hudson Valley Holding Corp.	32	579
Kite Realty Group Trust	116	579
Lakeland Bancorp, Inc.	55	579
Federal Agricultural Mortgage Corp. — Class C	22	577
German American Bancorp, Inc.	28	574
Provident New York Bancorp	74	562
INTL FCStone, Inc.*	29	561
Baldwin & Lyons, Inc. — Class B	24	558
Agree Realty Corp.	25	553
Great Southern Bancorp, Inc.	20	552
Territorial Bancorp, Inc.	24	546
EverBank Financial Corp.*	50	544
GFI Group, Inc.	151	538
Arrow Financial Corp.	22	532
Virginia Commerce Bancorp, Inc.*	63	531
First Connecticut Bancorp, Inc.	39	527
WSFS Financial Corp.	13	525
Citizens & Northern Corp.	27	514
OmniAmerican Bancorp, Inc.*	24	514
Capital Southwest Corp.	5	514
Franklin Financial Corp.*	31	510
MainSource Financial Group, Inc.	43	509
Financial Institutions, Inc.	30	506
Peoples Bancorp, Inc.	23	506
RAIT Financial Trust	109	504
Cowen Group, Inc. — Class A*	188	500
Heritage Financial Corp.	34	498
FXCM, Inc. — Class A	42	494
Republic Bancorp, Inc. — Class A	22	490
United Financial Bancorp, Inc.	34	489
Global Indemnity plc — Class A*	24	486
Bryn Mawr Bank Corp.	23	485
First Interstate Bancsystem, Inc. — Class A	34	484
Phoenix Companies, Inc.*	258	477
First Community Bancshares, Inc.	33	476
CoBiz Financial, Inc.	76	476
Select Income REIT*	20	475
Washington Banking Co.	34	473
Bridge Bancorp, Inc.	20	472
Enterprise Financial Services Corp.	43	471
American National Bankshares, Inc.	20	471
First of Long Island Corp.	16	464
Medallion Financial Corp.	43	457
Northfield Bancorp, Inc.	32	455
Centerstate Banks, Inc.	63	450
State Auto Financial Corp.	32	450
Calamos Asset Management, Inc. — Class A	39	447
Bank Mutual Corp.	101	445
OceanFirst Financial Corp.	31	445
Bank of Marin Bancorp	12	444
Presidential Life Corp.	45	442
CNB Financial Corp.	27	440
Medley Capital Corp.	36	433
Terreno Realty Corp.	28	423
National Bankshares, Inc.	14	422
Westfield Financial, Inc.	57	416
1st United Bancorp, Inc.*	67	416
One Liberty Properties, Inc.	22	414
Doral Financial Corp.*	276	414
Westwood Holdings Group, Inc.	11	410
Golub Capital BDC, Inc.	27	407
Solar Senior Capital Ltd.	24	406
Southwest Bancorp, Inc.*	43	405
Fox Chase Bancorp, Inc.	28	404
C&F Financial Corp.	10	402
Preferred Bank/Los Angeles CA*	30	401
Parkway Properties, Inc.	35	400
Gladstone Commercial Corp.	24	400

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Ames National Corp.	17	$391
Western Asset Mortgage Capital Corp.*	20	390
Thomas Properties Group, Inc.	70	381
American Safety Insurance Holdings Ltd.*	20	375
National Interstate Corp.	14	372
GSV Capital Corp.*	40	372
Chatham Lodging Trust	26	371
Manning & Napier, Inc. — Class A	26	370
Mercantile Bank Corp.*	20	369
THL Credit, Inc.	27	364
Gladstone Capital Corp.	46	363
Oppenheimer Holdings, Inc. — Class A	23	362
Metro Bancorp, Inc.*	30	361
Bar Harbor Bankshares	10	360
First Defiance Financial Corp.	21	360
Whitestone REIT — Class B	26	359
Guaranty Bancorp*	170	359
Home Federal Bancorp, Inc.	34	357
Edelman Financial Group, Inc.	41	357
BofI Holding, Inc.*	18	356
SeaBright Holdings, Inc.	40	356
Pacific Continental Corp.	40	355
Gladstone Investment Corp.	48	355
First Financial Holdings, Inc.	33	354
Homeowners Choice, Inc.	20	352
Ares Commercial Real Estate Corp.	20	350
Home Loan Servicing Solutions Ltd.	26	348
Ladenburg Thalmann Financial Services, Inc.*	225	347
BankFinancial Corp.	46	346
Bank of Kentucky Financial Corp.	13	346
First California Financial Group, Inc.*	50	344
Kohlberg Capital Corp.	47	341
SWS Group, Inc.*	64	341
Park Sterling Corp.*	71	334
NGP Capital Resources Co.	46	326
West Bancorporation, Inc.	34	323
Bridge Capital Holdings*	20	323
UMH Properties, Inc.	30	322
MetroCorp Bancshares, Inc.*	30	320
Penns Woods Bancorp, Inc.	8	318
Diamond Hill Investment Group, Inc.	4	313
Mission West Properties, Inc.	36	310
Peapack Gladstone Financial Corp.	20	310
Kearny Financial Corp.	32	310
Encore Bancshares, Inc.*	15	309
First Bancorp, Inc.	18	306
ESB Financial Corp.	23	304
Kaiser Federal Financial Group, Inc.	20	296
First Bancorp	33	293
Heritage Commerce Corp.*	45	293
New York Mortgage Trust, Inc.	40	282
Arlington Asset Investment Corp. — Class A	13	282
Nicholas Financial, Inc.	22	282
Pacific Capital Bancorp*	6	274
Suffolk Bancorp*	21	272
Zillow, Inc. — Class A*	7	270
Horizon Bancorp	10	263
Access National Corp.	20	262
FNB United Corp.*	20	260
Consolidated-Tomoka Land Co.	9	259
Center Bancorp, Inc.	23	259
Fidus Investment Corp.	17	258
Heritage Financial Group, Inc.	20	257
Sierra Bancorp	26	257
Walker & Dunlop, Inc.*	20	257
BSB Bancorp, Inc.*	20	255
Harris & Harris Group, Inc.*	67	255
Gramercy Capital Corporation*	100	250
FBR & Co.*	90	249
Farmers National Banc Corp.	40	249
AV Homes, Inc.*	17	248
Seacoast Banking Corporation of Florida*	163	246
Marlin Business Services Corp.	15	246
Sun Bancorp, Inc.*	91	246
First Financial Northwest, Inc.*	30	244
Alliance Financial Corp.	7	240
Artio Global Investors, Inc. — Class A	68	238
Century Bancorp, Inc. — Class A	8	238
Meridian Interstate Bancorp, Inc.*	17	237
Provident Financial Holdings, Inc.	20	231
SI Financial Group, Inc.	20	230
Crawford & Co. — Class B	56	229
New Mountain Finance Corp.	16	227
First Pactrust Bancorp, Inc.	19	225
MidSouth Bancorp, Inc.	16	225
HomeStreet, Inc.*	7	224
Heritage Oaks Bancorp*	40	223
ESSA Bancorp, Inc.	20	216
MidWestOne Financial Group, Inc.	10	215
Northrim BanCorp, Inc.	10	215
JMP Group, Inc.	34	210
Cape Bancorp, Inc.*	25	208
Hallmark Financial Services*	26	203
EMC Insurance Group, Inc.	10	202
NASB Financial, Inc.*	10	199
Merchants Bancshares, Inc.	7	193
Capital City Bank Group, Inc.	26	192
Resource America, Inc. — Class A	30	191
Clifton Savings Bancorp, Inc.	18	187
Independence Holding Co.	18	177
Kansas City Life Insurance Co.	5	176
Fidelity Southern Corp.	20	173
Donegal Group, Inc. — Class A	13	173
Home Bancorp, Inc.*	10	171
Middleburg Financial Corp.	10	170
Eastern Insurance Holdings, Inc.	10	170
Peoples Federal Bancshares, Inc.*	10	167
Horizon Technology Finance Corp.	10	165
Regional Management Corp.*	10	165
Enterprise Bancorp, Inc.	10	164
MicroFinancial, Inc.	20	162
First Marblehead Corp.*	131	153

68 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Gain Capital Holdings, Inc.	30	$150
TCP Capital Corp.	10	145
National Western Life Insurance Co. — Class A	1	142
FX Alliance, Inc.*	9	141
Pacific Mercantile Bancorp*	20	138
Roma Financial Corp.	16	136
Charter Financial Corp.	14	136
Universal Insurance Holdings, Inc.	39	133
Fortegra Financial Corp.*	15	120
Tree.com, Inc.*	10	114
CIFC Corp.*	14	103
Berkshire Bancorp, Inc.*	10	88
First Federal Bancshares of Arkansas, Inc.*	10	81
Waterstone Financial, Inc.*	20	76
Pzena Investment Management, Inc. — Class A	16	71
Capital Bank Corp.*	31	71
Cascade Bancorp*	11	65
California First National Bancorp	4	63
Green Bankshares, Inc.*	30	50
Crescent Financial Bancshares, Inc.*	10	45
Total Financials		527,314

Information Technology - 8.2%
Ultimate Software Group, Inc.*	62	5,526
Parametric Technology Corp.*	263	5,512
Wright Express Corp.*	89	5,493
CommVault Systems, Inc.*	102	5,056
CoStar Group, Inc.*	62	5,035
Aspen Technology, Inc.*	203	4,699
Cirrus Logic, Inc.*	141	4,213
ADTRAN, Inc.	139	4,195
QLIK Technologies, Inc.*	185	4,092
ACI Worldwide, Inc.*	91	4,023
Cymer, Inc.*	68	4,008
FEI Co.*	82	3,922
MAXIMUS, Inc.	74	3,829
Convergys Corp.	257	3,796
Aruba Networks, Inc.*	242	3,641
Ciena Corp.*	220	3,601
Semtech Corp.*	147	3,575
Microsemi Corp.*	193	3,569
Sourcefire, Inc.*	69	3,547
Arris Group, Inc.*	247	3,436
Quest Software, Inc.*	120	3,342
MKS Instruments, Inc.	115	3,326
Hittite Microwave Corp.*	65	3,323
Anixter International, Inc.	62	3,289
3D Systems Corp.*	93	3,176
VirnetX Holding Corp.*	90	3,173
Fair Isaac Corp.	75	3,171
Universal Display Corp.*	86	3,091
CACI International, Inc. — Class A*	56	3,081
Mentor Graphics Corp.*	204	3,060
Plantronics, Inc.	90	3,006
International Rectifier Corp.*	150	2,999
Intersil Corp. — Class A	280	2,982
Finisar Corp.*	199	2,977
ViaSat, Inc.*	78	2,946
Cavium, Inc.*	105	2,940
ValueClick, Inc.*	179	2,935
Cardtronics, Inc.*	97	2,930
Veeco Instruments, Inc.*	84	2,885
QLogic Corp.*	210	2,875
InterDigital, Inc.	97	2,862
Cognex Corp.	90	2,848
Progress Software Corp.*	136	2,838
DealerTrack Holdings, Inc.*	94	2,830
NETGEAR, Inc.*	81	2,795
Comverse Technology, Inc.*	480	2,794
OSI Systems, Inc.*	43	2,724
Liquidity Services, Inc.*	53	2,713
Sapient Corp.	269	2,709
j2 Global, Inc.	101	2,668
Tellabs, Inc.	800	2,664
JDA Software Group, Inc.*	88	2,613
RF Micro Devices, Inc.*	613	2,605
VistaPrint N.V.*	80	2,584
Tyler Technologies, Inc.*	64	2,582
Heartland Payment Systems, Inc.	85	2,557
Entegris, Inc.*	299	2,553
Blackbaud, Inc.	99	2,541
Acxiom Corp.*	168	2,538
Littelfuse, Inc.	43	2,446
LivePerson, Inc.*	124	2,363
Power Integrations, Inc.	62	2,313
Stratasys, Inc.*	46	2,279
WebMD Health Corp. — Class A*	110	2,256
Coherent, Inc.*	52	2,252
TiVo, Inc.*	270	2,233
Monster Worldwide, Inc.*	260	2,210
OpenTable, Inc.*	49	2,205
Plexus Corp.*	77	2,171
Synaptics, Inc.*	75	2,147
Syntel, Inc.	34	2,064
TriQuint Semiconductor, Inc.*	365	2,008
SYNNEX Corp.*	57	1,966
SS&C Technologies Holdings, Inc.*	77	1,925
Euronet Worldwide, Inc.*	111	1,900
Unisys Corp.*	96	1,877
Advent Software, Inc.*	69	1,871
Standard Microsystems Corp.*	50	1,845
Cornerstone OnDemand, Inc.*	77	1,833
Manhattan Associates, Inc.*	40	1,828
Bankrate, Inc.*	99	1,821
MicroStrategy, Inc. — Class A*	14	1,818
ScanSource, Inc.*	59	1,808
RealPage, Inc.*	78	1,806
BroadSoft, Inc.*	62	1,796
NIC, Inc.	141	1,791
Tessera Technologies, Inc.	114	1,752
Integrated Device Technology, Inc.*	311	1,748
Ancestry.com, Inc.*	63	1,734
Ultratech, Inc.*	55	1,733
Benchmark Electronics, Inc.*	124	1,730

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

EarthLink, Inc.	232	$1,726
Kenexa Corp.*	58	1,684
Insight Enterprises, Inc.*	100	1,683
Electronics for Imaging, Inc.*	101	1,641
NetScout Systems, Inc.*	76	1,641
Take-Two Interactive Software, Inc.*	172	1,627
Infinera Corp.*	237	1,621
Diodes, Inc.*	82	1,539
LogMeIn, Inc.*	50	1,526
OmniVision Technologies, Inc.*	114	1,523
Websense, Inc.*	81	1,517
ServiceSource International, Inc.*	109	1,510
Cabot Microelectronics Corp.	51	1,490
FARO Technologies, Inc.*	35	1,473
Sanmina-SCI Corp.*	179	1,466
Web.com Group, Inc.*	79	1,447
RealD, Inc.*	96	1,436
Verint Systems, Inc.*	47	1,387
Pegasystems, Inc.	42	1,385
Tangoe, Inc.*	65	1,385
Rambus, Inc.*	239	1,372
Bottomline Technologies, Inc.*	76	1,372
Brooks Automation, Inc.	145	1,369
ATMI, Inc.*	66	1,358
Emulex Corp.*	188	1,354
GT Advanced Technologies, Inc.*	256	1,352
Loral Space & Communications, Inc.	20	1,347
Rogers Corp.*	34	1,347
Active Network, Inc.*	87	1,339
Monolithic Power Systems, Inc.*	67	1,331
MTS Systems Corp.	34	1,311
Monotype Imaging Holdings, Inc.*	78	1,308
Volterra Semiconductor Corp.*	55	1,290
Digital River, Inc.*	77	1,280
CSG Systems International, Inc.*	74	1,279
Guidewire Software, Inc.*	44	1,237
Angie’s List, Inc.*	78	1,236
Ebix, Inc.	61	1,217
ExlService Holdings, Inc.*	49	1,207
Badger Meter, Inc.	32	1,202
comScore, Inc.*	73	1,202
Mantech International Corp. — Class A	51	1,197
Park Electrochemical Corp.	46	1,190
iGATE Corp.*	69	1,174
Spansion, Inc. — Class A*	106	1,164
Constant Contact, Inc.*	65	1,162
Advanced Energy Industries, Inc.*	85	1,141
Rofin-Sinar Technologies, Inc.*	59	1,117
Comtech Telecommunications Corp.	39	1,115
Synchronoss Technologies, Inc.*	60	1,108
Harmonic, Inc.*	259	1,103
TTM Technologies, Inc.*	117	1,101
Entropic Communications, Inc.*	195	1,100
Black Box Corp.	38	1,091
MEMC Electronic Materials, Inc.*	500	1,085
Ixia*	90	1,082
Measurement Specialties, Inc.*	33	1,073
Procera Networks, Inc.*	44	1,070
Super Micro Computer, Inc.*	67	1,063
Forrester Research, Inc.	31	1,050
Quantum Corp.*	516	1,047
Blucora, Inc.*	85	1,047
Global Cash Access Holdings, Inc.*	144	1,038
Micrel, Inc.	106	1,010
Sonus Networks, Inc.*	467	1,004
Cray, Inc.*	81	978
TNS, Inc.*	54	969
Lattice Semiconductor Corp.*	256	965
Newport Corp.*	79	950
Accelrys, Inc.*	117	947
Dice Holdings, Inc.*	100	939
DTS, Inc.*	36	939
Responsys, Inc.*	77	933
Mercury Computer Systems, Inc.*	72	931
Ceva, Inc.*	51	898
Vocus, Inc.*	48	893
Opnet Technologies, Inc.	33	877
InvenSense, Inc. — Class A*	77	870
Amkor Technology, Inc.*	175	854
EPIQ Systems, Inc.	69	845
United Online, Inc.	195	823
Interactive Intelligence Group, Inc.*	29	818
Brightpoint, Inc.*	151	817
Ellie Mae, Inc.*	45	810
Higher One Holdings, Inc.*	66	807
TeleTech Holdings, Inc.*	50	800
Intermec, Inc.*	129	800
OCZ Technology Group, Inc.*	150	795
PROS Holdings, Inc.*	47	791
Photronics, Inc.*	129	787
Move, Inc.*	85	774
SciQuest, Inc.*	43	772
Checkpoint Systems, Inc.*	88	766
Cass Information Systems, Inc.	19	765
Applied Micro Circuits Corp.*	132	755
Nanometrics, Inc.*	49	753
Internap Network Services Corp.*	115	749
Silicon Image, Inc.*	179	741
Demand Media, Inc.*	66	739
GSI Group, Inc.*	64	733
MoneyGram International, Inc.*	50	730
Perficient, Inc.*	65	730
Extreme Networks*	208	716
Stamps.com, Inc.*	29	715
Actuate Corp.*	103	714
Calix, Inc.*	86	707
CTS Corp.	75	707
MIPS Technologies, Inc. — Class A*	105	700
Methode Electronics, Inc.	81	689
FormFactor, Inc.*	106	686
LTX-Credence Corp.*	102	683
CIBER, Inc.*	157	677
Glu Mobile, Inc.*	120	666
Power-One, Inc.*	147	664

70 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Exar Corp.*	81	$661
Electro Rent Corp.	39	633
Jive Software, Inc.*	30	630
Fabrinet*	50	628
Anaren, Inc.*	32	627
PLX Technology, Inc.*	98	622
QuinStreet, Inc.*	67	620
STEC, Inc.*	78	608
Integrated Silicon Solution, Inc.*	60	605
Saba Software, Inc.*	65	603
IXYS Corp.*	54	603
Sycamore Networks, Inc.*	41	595
Electro Scientific Industries, Inc.	50	591
KEMET Corp.*	98	589
Imperva, Inc.*	20	576
Rudolph Technologies, Inc.*	66	576
Digi International, Inc.*	56	573
Keynote Systems, Inc.	38	564
Zygo Corp.*	31	554
SPS Commerce, Inc.*	18	547
Symmetricom, Inc.*	91	545
Deltek, Inc.*	47	545
Seachange International, Inc.*	66	543
Oplink Communications, Inc.*	40	541
Envestnet, Inc.*	45	540
Cohu, Inc.	53	538
Daktronics, Inc.	77	532
PDF Solutions, Inc.*	53	523
Virtusa Corp.*	38	507
Globecomm Systems, Inc.*	50	507
EasyLink Services International Corp. — Class A*	70	507
XO Group, Inc.*	57	506
Kopin Corp.*	146	502
Computer Task Group, Inc.*	33	495
LeCroy Corp.*	34	485
Avid Technology, Inc.*	65	483
Multi-Fineline Electronix, Inc.*	19	468
VASCO Data Security International, Inc.*	57	466
Mesa Laboratories, Inc.	10	465
KIT Digital, Inc.*	108	463
Infoblox, Inc.*	20	459
Yelp, Inc. — Class A*	20	455
ShoreTel, Inc.*	103	451
Pericom Semiconductor Corp.*	50	450
RealNetworks, Inc.	52	449
Maxwell Technologies, Inc.*	68	446
Inphi Corp.*	47	446
Sigma Designs, Inc.*	69	440
CalAmp Corp.*	60	440
ExactTarget, Inc.*	20	437
Unwired Planet, Inc.*	189	435
Supertex, Inc.*	23	434
AuthenTec, Inc.*	100	433
SunPower Corp. — Class A*	90	433
Silicon Graphics International Corp.*	67	430
Imation Corp.*	71	420
Parkervision, Inc.*	170	405
Callidus Software, Inc.*	78	388
Lionbridge Technologies, Inc.*	123	387
Limelight Networks, Inc.*	132	387
Intevac, Inc.*	51	384
Bazaarvoice, Inc.*	21	382
American Software, Inc. — Class A	48	382
NVE Corp.*	7	376
Aviat Networks, Inc.*	134	375
KVH Industries, Inc.*	30	375
Richardson Electronics Ltd.	30	370
Bel Fuse, Inc. — Class B	21	370
Telular Corp.	40	370
Rubicon Technology, Inc.*	36	367
support.com, Inc.*	111	354
Oclaro, Inc.*	116	353
Immersion Corp.*	62	349
Zix Corp.*	133	346
Innodata, Inc.*	50	342
Vishay Precision Group, Inc.*	24	335
PRGX Global, Inc.*	42	334
Digimarc Corp.	13	334
IntraLinks Holdings, Inc.*	76	333
Radisys Corp.*	51	320
Rosetta Stone, Inc.*	23	318
Guidance Software, Inc.*	33	314
FSI International, Inc.*	86	309
Neonode, Inc.*	50	308
DSP Group, Inc.*	48	304
Ultra Clean Holdings*	47	302
Alpha & Omega Semiconductor Ltd.*	33	302
STR Holdings, Inc.*	64	292
Datalink Corp.*	30	287
Axcelis Technologies, Inc.*	238	286
Ubiquiti Networks, Inc.*	20	285
Hackett Group, Inc.*	51	284
Agilysys, Inc.*	32	277
Echelon Corp.*	78	271
ANADIGICS, Inc.*	149	270
AXT, Inc.*	68	269
Millennial Media, Inc.*	20	264
iPass, Inc.*	110	262
ePlus, Inc.*	8	259
PC-Telephone, Inc.	40	259
ModusLink Global Solutions, Inc.*	86	257
Market Leader, Inc.*	50	254
Westell Technologies, Inc. — Class A*	106	252
Travelzoo, Inc.*	11	250
MoSys, Inc.*	77	249
Aeroflex Holding Corp.*	41	248
Intermolecular, Inc.*	31	240
Demandware, Inc.*	10	237
NeoPhotonics Corp.*	47	232
MaxLinear, Inc. — Class A*	46	228
Mattson Technology, Inc.*	130	228
Pervasive Software, Inc.*	30	225
Carbonite, Inc.*	25	224

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

AVG Technologies N.V.*	17	$221
Tessco Technologies, Inc.	10	221
GSI Technology, Inc.*	45	213
PC Connection, Inc.	20	212
TeleNav, Inc.*	34	208
SRS Labs, Inc.*	23	207
Numerex Corp. — Class A*	22	205
QuickLogic Corp.*	80	201
Marchex, Inc. — Class A	54	195
Audience, Inc.*	10	193
Mindspeed Technologies, Inc.*	77	189
EPAM Systems, Inc.*	11	187
M/A-COM Technology Solutions Holdings, Inc.*	10	185
FalconStor Software, Inc.*	67	175
Proofpoint, Inc.*	10	170
Key Tronic Corp.*	20	165
TechTarget, Inc.*	32	161
Mattersight Corp.*	20	160
QAD, Inc. — Class A*	11	156
Brightcove, Inc.*	9	137
Synacor, Inc.*	10	137
Viasystems Group, Inc.*	8	136
Aware, Inc.	20	129
Envivio, Inc.*	20	128
Sapiens International Corporation N.V.*	30	108
Spark Networks, Inc.*	20	103
MeetMe, Inc.*	37	87
Ambient Corp.*	10	55
Total Information Technology		435,770

Industrials - 7.0%
Woodward, Inc.	153	6,033
Hexcel Corp.*	219	5,649
Alaska Air Group, Inc.*	153	5,492
CLARCOR, Inc.	106	5,105
Dollar Thrifty Automotive Group, Inc.*	61	4,938
Teledyne Technologies, Inc.*	80	4,933
Genesee & Wyoming, Inc. — Class A*	91	4,809
US Airways Group, Inc.*	355	4,732
Acuity Brands, Inc.	91	4,633
HEICO Corp.	115	4,545
Old Dominion Freight Line, Inc.*	104	4,501
Watsco, Inc.	59	4,353
Chart Industries, Inc.*	63	4,332
Moog, Inc. — Class A*	103	4,259
Esterline Technologies Corp.*	67	4,177
Middleby Corp.*	41	4,084
AO Smith Corp.	83	4,059
EMCOR Group, Inc.	143	3,979
Actuant Corp. — Class A	144	3,911
Acacia Research Corp.*	104	3,874
EnerSys*	108	3,788
Tetra Tech, Inc.*	142	3,703
Avis Budget Group, Inc.*	233	3,542
Robbins & Myers, Inc.	84	3,513
Applied Industrial Technologies, Inc.	92	3,390
Portfolio Recovery Associates, Inc.*	37	3,378
Belden, Inc.	100	3,335
Curtiss-Wright Corp.	103	3,198
USG Corp.*	159	3,029
Corporate Executive Board Co.	73	2,984
Geo Group, Inc.*	130	2,954
Hub Group, Inc. — Class A*	81	2,933
Barnes Group, Inc.	117	2,842
Brady Corp. — Class A	103	2,834
Healthcare Services Group, Inc.	145	2,810
Deluxe Corp.	112	2,793
JetBlue Airways Corp.*	511	2,708
Atlas Air Worldwide Holdings, Inc.*	62	2,698
Franklin Electric Company, Inc.	51	2,608
Beacon Roofing Supply, Inc.*	103	2,598
HNI Corp.	100	2,574
Raven Industries, Inc.	37	2,575
ACCO Brands Corp.*	249	2,574
Mueller Industries, Inc.	59	2,513
Simpson Manufacturing Company, Inc.	85	2,508
FTI Consulting, Inc.*	87	2,501
United Stationers, Inc.	89	2,399
Mine Safety Appliances Co.	59	2,374
Herman Miller, Inc.	128	2,371
Brink’s Co.	100	2,318
Allegiant Travel Co. — Class A*	33	2,299
Werner Enterprises, Inc.	95	2,270
Titan International, Inc.	92	2,258
Granite Construction, Inc.	85	2,219
ABM Industries, Inc.	113	2,210
RBC Bearings, Inc.*	46	2,176
TAL International Group, Inc.	64	2,143
Watts Water Technologies, Inc. — Class A	64	2,134
ESCO Technologies, Inc.	58	2,114
Forward Air Corp.	64	2,065
UniFirst Corp.	32	2,040
Knight Transportation, Inc.	127	2,031
First Solar, Inc.*	130	1,958
MasTec, Inc.*	128	1,925
Advisory Board Co.*	38	1,884
II-VI, Inc.*	113	1,884
Interline Brands, Inc.*	74	1,855
Briggs & Stratton Corp.	106	1,854
Spirit Airlines, Inc.*	95	1,849
Interface, Inc. — Class A	132	1,799
Kaman Corp.	58	1,795
Amerco, Inc.	19	1,709
Lindsay Corp.	26	1,687
EnPro Industries, Inc.*	45	1,682
Universal Forest Products, Inc.	43	1,676
Swift Transportation Co. — Class A*	176	1,663
Tennant Co.	41	1,638
Cubic Corp.	34	1,635
Orbital Sciences Corp.*	126	1,628
Aircastle Ltd.	133	1,603
AZZ, Inc.	26	1,592
Huron Consulting Group, Inc.*	50	1,583
Aegion Corp. — Class A*	86	1,539
Blount International, Inc.*	105	1,538

72 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Exponent, Inc.*	29	$1,532
On Assignment, Inc.*	95	1,517
Heartland Express, Inc.	105	1,503
Steelcase, Inc. — Class A	166	1,499
Kaydon Corp.	70	1,497
Navigant Consulting, Inc.*	117	1,479
Korn/Ferry International*	101	1,449
McGrath RentCorp	54	1,431
Quanex Building Products Corp.	80	1,430
Encore Capital Group, Inc.*	48	1,422
Knoll, Inc.	105	1,409
NACCO Industries, Inc. — Class A	12	1,395
Dycom Industries, Inc.*	74	1,377
Ceradyne, Inc.	53	1,359
Sykes Enterprises, Inc.*	85	1,357
Trimas Corp.*	66	1,327
Insperity, Inc.	49	1,325
Generac Holdings, Inc.*	54	1,299
TrueBlue, Inc.*	83	1,285
G&K Services, Inc. — Class A	41	1,279
Team, Inc.*	41	1,278
Astec Industries, Inc.*	40	1,227
Rexnord Corp.*	60	1,202
Mobile Mini, Inc.*	83	1,195
AAR Corp.	88	1,186
Rush Enterprises, Inc. — Class A*	72	1,177
Mueller Water Products, Inc. — Class A	339	1,173
CIRCOR International, Inc.	34	1,159
DigitalGlobe, Inc.*	76	1,152
Resources Connection, Inc.	93	1,144
Standex International Corp.	26	1,107
Albany International Corp. — Class A	59	1,104
Meritor, Inc.*	210	1,096
Sun Hydraulics Corp.	45	1,093
Titan Machinery, Inc.*	35	1,063
American Science & Engineering, Inc.	18	1,016
Wabash National Corp.*	153	1,013
Nortek, Inc.*	20	1,001
Apogee Enterprises, Inc.	62	996
Textainer Group Holdings Ltd.	27	996
RailAmerica, Inc.*	41	992
Encore Wire Corp.	37	991
Gorman-Rupp Co.	33	983
ICF International, Inc.*	41	977
Aerovironment, Inc.*	37	973
H&E Equipment Services, Inc.*	63	947
Trex Company, Inc.*	31	933
Altra Holdings, Inc.	59	931
Tutor Perini Corp.*	73	925
Sauer-Danfoss, Inc.	26	908
Great Lakes Dredge & Dock Corp.	127	904
Greenbrier Companies, Inc.*	51	897
InnerWorkings, Inc.*	66	893
GenCorp, Inc.*	134	872
Layne Christensen Co.*	42	869
Mistras Group, Inc.*	33	867
Ennis, Inc.	56	861
Global Power Equipment Group, Inc.	39	852
Griffon Corp.	99	849
Kforce, Inc.*	63	848
Cascade Corp.	18	847
Comfort Systems USA, Inc.	82	822
Viad Corp.	40	800
Federal Signal Corp.*	136	794
Primoris Services Corp.	66	792
Quad/Graphics, Inc.	55	791
John Bean Technologies Corp.	58	787
AAON, Inc.	41	773
Saia, Inc.*	35	766
Hawaiian Holdings, Inc.*	115	749
Douglas Dynamics, Inc.	52	741
SkyWest, Inc.	111	725
Marten Transport Ltd.	34	723
Standard Parking Corp.*	33	710
US Ecology, Inc.	40	710
Arkansas Best Corp.	56	706
DXP Enterprises, Inc.*	17	705
Zipcar, Inc.*	60	704
MYR Group, Inc.*	41	699
Kelly Services, Inc. — Class A	54	697
Gibraltar Industries, Inc.*	67	695
RPX Corp.*	48	689
Echo Global Logistics, Inc.*	36	686
XPO Logistics, Inc.*	40	672
Celadon Group, Inc.	41	672
Heidrick & Struggles International, Inc.	38	665
Capstone Turbine Corp.*	654	661
Astronics Corp.*	23	650
Thermon Group Holdings, Inc.*	31	642
Powell Industries, Inc.*	17	635
Taser International, Inc.*	120	629
Swisher Hygiene, Inc.*,1	245	620
Kadant, Inc.*	26	610
Accuride Corp.*	101	606
Air Transport Services Group, Inc.*	116	603
Multi-Color Corp.	27	600
Odyssey Marine Exploration, Inc.*	160	598
GP Strategies Corp.*	32	591
Columbus McKinnon Corp.*	39	589
FreightCar America, Inc.	25	574
LB Foster Co. — Class A	20	572
Republic Airways Holdings, Inc.*	103	572
American Railcar Industries, Inc.*	21	569
Quality Distribution, Inc.*	50	555
Roadrunner Transportation Systems, Inc.*	32	540
CAI International, Inc.*	27	537
Kimball International, Inc. — Class B	68	524
Dynamic Materials Corp.	30	520
GeoEye, Inc.*	33	511
Northwest Pipe Co.*	21	509
Aceto Corp.	56	506
Kratos Defense & Security Solutions, Inc.*	86	502
Wesco Aircraft Holdings, Inc.*	39	496
CBIZ, Inc.*	83	493

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Dolan Co.*	70	$471
Alamo Group, Inc.	15	471
Ameresco, Inc. — Class A*	39	465
Builders FirstSource, Inc.*	98	465
CDI Corp.	28	459
Commercial Vehicle Group, Inc.*	53	457
Lydall, Inc.*	33	446
NCI Building Systems, Inc.*	40	433
Houston Wire & Cable Co.	38	415
Insteel Industries, Inc.	37	413
Pacer International, Inc.*	76	412
Orion Marine Group, Inc.*	59	411
SeaCube Container Leasing Ltd.	24	410
Consolidated Graphics, Inc.*	14	407
American Superconductor Corp.*	86	404
Furmanite Corp.*	82	399
American Reprographics Co.*	79	397
Miller Industries, Inc.	24	382
Pendrell Corp.*	338	379
NN, Inc.*	37	378
EnerNOC, Inc.*	52	376
Graham Corp.	20	372
KEYW Holding Corp.*	37	371
Sterling Construction Company, Inc.*	36	368
Michael Baker Corp.*	14	365
Argan, Inc.	26	363
American Woodmark Corp.*	21	359
Ampco-Pittsburgh Corp.	19	348
Rand Logistics, Inc.*	40	341
FuelCell Energy, Inc.*	331	334
Casella Waste Systems, Inc. — Class A*	57	333
Acorn Energy, Inc.	40	333
Schawk, Inc. — Class A	26	330
Patriot Transportation Holding, Inc.*	14	329
PMFG, Inc.*	41	320
Flow International Corp.*	101	318
Barrett Business Services, Inc.	15	317
Proto Labs, Inc.*	11	316
Twin Disc, Inc.	17	314
LSI Industries, Inc.	43	306
Courier Corp.	23	305
Hudson Global, Inc.*	72	300
A123 Systems, Inc.*	238	300
Franklin Covey Co.*	29	297
LMI Aerospace, Inc.*	17	295
Met-Pro Corp.	32	295
CRA International, Inc.*	20	294
Vicor Corp.	42	291
Preformed Line Products Co.	5	290
EnergySolutions, Inc.*	169	286
Hardinge, Inc.	30	273
Intersections, Inc.	17	269
Park-Ohio Holdings Corp.*	14	266
Pike Electric Corp.*	34	262
TMS International Corp. — Class A*	26	259
API Technologies Corp.*	70	258
Hurco Companies, Inc.*	12	246
Energy Recovery, Inc.*	96	230
Cenveo, Inc.*	118	228
International Shipholding Corp.	12	226
Edgen Group, Inc. — Class A*	30	226
VSE Corp.	9	214
Genco Shipping & Trading Ltd.*	68	207
Asset Acceptance Capital Corp.*	30	204
TRC Companies, Inc.*	33	201
Heritage-Crystal Clean, Inc.*	12	196
Metalico, Inc.*	88	194
Asta Funding, Inc.	20	187
Universal Truckload Services, Inc.	12	182
AT Cross Co. — Class A*	18	178
Eastern Co.	10	162
Hill International, Inc.*	50	160
CECO Environmental Corp.	20	158
Coleman Cable, Inc.	18	156
WageWorks, Inc.*	10	151
Sypris Solutions, Inc.	20	139
Patrick Industries, Inc.*	10	128
NL Industries, Inc.	10	125
Enphase Energy, Inc.*	20	124
Willis Lease Finance Corp.*	10	123
PGT, Inc.*	40	121
BlueLinx Holdings, Inc.*	50	118
CPI Aerostructures, Inc.*	10	110
Omega Flex, Inc.*	1	12
Total Industrials		371,166

Consumer Discretionary - 6.5%
Sotheby’s	148	4,937
Six Flags Entertainment Corp.	87	4,714
Coinstar, Inc.*	68	4,669
Life Time Fitness, Inc.*	97	4,511
Rent-A-Center, Inc. — Class A	129	4,352
Brunswick Corp.	195	4,332
Pool Corp.	103	4,167
Dana Holding Corp.	325	4,162
Wolverine World Wide, Inc.	105	4,072
Warnaco Group, Inc.*	94	4,002
Vail Resorts, Inc.	78	3,906
Cabela’s, Inc.*	102	3,856
Domino’s Pizza, Inc.	123	3,802
Cheesecake Factory, Inc.*	117	3,739
Tenneco, Inc.*	133	3,567
Pier 1 Imports, Inc.	217	3,566
Buffalo Wild Wings, Inc.*	41	3,552
Express, Inc.*	192	3,489
Vitamin Shoppe, Inc.*	62	3,406
Hibbett Sports, Inc.*	58	3,347
HSN, Inc.	82	3,309
Aeropostale, Inc.*	178	3,174
Crocs, Inc.*	194	3,133
Genesco, Inc.*	51	3,068
Men’s Wearhouse, Inc.	106	2,983
Collective Brands, Inc.*	133	2,849
Strayer Education, Inc.	26	2,834
ANN, Inc.*	111	2,829

74 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Jack in the Box, Inc.*	101	$2,816
Live Nation Entertainment, Inc.*	305	2,801
Lions Gate Entertainment Corp.*	189	2,786
Steven Madden Ltd.*	87	2,762
MDC Holdings, Inc.	84	2,744
Iconix Brand Group, Inc.*	152	2,654
Cracker Barrel Old Country Store, Inc.	42	2,638
Gaylord Entertainment Co.*	68	2,621
Children’s Place Retail Stores, Inc.*	52	2,591
Jos. A. Bank Clothiers, Inc.*	61	2,590
Fifth & Pacific Companies, Inc.*	241	2,586
Ryland Group, Inc.	101	2,584
Select Comfort Corp.*	123	2,573
Bob Evans Farms, Inc.	64	2,573
Buckle, Inc.	65	2,572
Saks, Inc.*	240	2,556
Texas Roadhouse, Inc. — Class A	137	2,525
Meredith Corp.	78	2,491
Shutterfly, Inc.*	79	2,425
WMS Industries, Inc.*	120	2,394
Cooper Tire & Rubber Co.	136	2,385
P.F. Chang’s China Bistro, Inc.	46	2,368
New York Times Co. — Class A*	300	2,340
Helen of Troy Ltd.*	69	2,339
Group 1 Automotive, Inc.	50	2,282
Regis Corp.	126	2,263
Finish Line, Inc. — Class A	108	2,258
Hillenbrand, Inc.	121	2,224
Lumber Liquidators Holdings, Inc.*	62	2,095
Monro Muffler Brake, Inc.	63	2,094
BJ’s Restaurants, Inc.*	54	2,052
Valassis Communications, Inc.*	94	2,045
Meritage Homes Corp.*	60	2,036
Matthews International Corp. — Class A	62	2,014
Francesca’s Holdings Corp.*	74	1,999
Penske Automotive Group, Inc.	93	1,975
Arbitron, Inc.	56	1,960
Marriott Vacations Worldwide Corp.*	60	1,858
Papa John’s International, Inc.*	39	1,855
National CineMedia, Inc.	122	1,851
Grand Canyon Education, Inc.*	87	1,822
Cato Corp. — Class A	59	1,797
Orient-Express Hotels Ltd. — Class A*	213	1,783
Jones Group, Inc.	184	1,759
Zumiez, Inc.*	43	1,703
Skechers U.S.A., Inc. — Class A*	83	1,691
KB Home	172	1,686
Shuffle Master, Inc.*	120	1,656
Churchill Downs, Inc.	28	1,646
Scholastic Corp.	57	1,605
Ascent Capital Group, Inc. — Class A*	31	1,604
International Speedway Corp. — Class A	61	1,597
Interval Leisure Group, Inc.	84	1,597
Oxford Industries, Inc.	35	1,565
True Religion Apparel, Inc.	53	1,536
Steiner Leisure Ltd.*	33	1,532
Sturm Ruger & Company, Inc.	38	1,525
Peet’s Coffee & Tea, Inc.*	25	1,501
American Axle & Manufacturing Holdings, Inc.*	143	1,500
DineEquity, Inc.*	33	1,473
Standard Pacific Corp.*	234	1,448
Asbury Automotive Group, Inc.*	61	1,445
Knology, Inc.*	72	1,416
La-Z-Boy, Inc.*	113	1,389
CEC Entertainment, Inc.	37	1,346
Office Depot, Inc.*	619	1,337
Sonic Corp.*	133	1,333
Belo Corp. — Class A	204	1,314
K12, Inc.*	56	1,305
Dorman Products, Inc.*	52	1,305
Pinnacle Entertainment, Inc.*	135	1,299
Columbia Sportswear Co.	24	1,287
Ameristar Casinos, Inc.	72	1,279
American Public Education, Inc.*	39	1,248
iRobot Corp.*	56	1,240
Stage Stores, Inc.	67	1,227
AFC Enterprises, Inc.*	53	1,226
Core-Mark Holding Company, Inc.	25	1,204
Sonic Automotive, Inc. — Class A	88	1,203
Pep Boys-Manny Moe & Jack	119	1,178
Fred’s, Inc. — Class A	77	1,177
Drew Industries, Inc.*	42	1,170
Smith & Wesson Holding Corp.*	140	1,163
Brown Shoe Company, Inc.	89	1,149
Stewart Enterprises, Inc. — Class A	159	1,135
LeapFrog Enterprises, Inc. — Class A*	110	1,129
Red Robin Gourmet Burgers, Inc.*	36	1,098
Lithia Motors, Inc. — Class A	47	1,083
American Greetings Corp. — Class A	74	1,082
Scientific Games Corp. — Class A*	124	1,060
Ethan Allen Interiors, Inc.	51	1,016
Sinclair Broadcast Group, Inc. — Class A	110	997
OfficeMax, Inc.*	193	977
Maidenform Brands, Inc.*	49	976
Movado Group, Inc.	39	976
Barnes & Noble, Inc.*	59	971
Blue Nile, Inc.*	32	951
Capella Education Co.*	27	939
Denny’s Corp.*	209	928
Vera Bradley, Inc.*	44	928
Ruby Tuesday, Inc.*	136	926
JAKKS Pacific, Inc.	56	897
Hot Topic, Inc.	92	891
Boyd Gaming Corp.*	122	878
Arctic Cat, Inc.*	24	877
Tumi Holdings, Inc.*	50	875
Caesars Entertainment Corp.*	76	866
rue21, Inc.*	34	858
Cost Plus, Inc.*	39	858
RadioShack Corp.	220	845
Harte-Hanks, Inc.	92	841
Multimedia Games Holding Company, Inc.*	60	840
Krispy Kreme Doughnuts, Inc.*	130	831
Bridgepoint Education, Inc.*	38	828

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value

Superior Industries International, Inc.	50	$819
Callaway Golf Co.	138	816
Blyth, Inc.	23	795
G-III Apparel Group Ltd.*	33	782
NutriSystem, Inc.	65	751
Amerigon, Inc.*	65	747
Digital Generation, Inc.*	60	742
Career Education Corp.*	110	736
Bravo Brio Restaurant Group, Inc.*	41	731
Cavco Industries, Inc.*	14	718
M/I Homes, Inc.*	41	710
Beazer Homes USA, Inc.*	218	709
America’s Car-Mart, Inc.*	18	699
Modine Manufacturing Co.*	98	679
Quiksilver, Inc.*	289	673
Town Sports International Holdings, Inc.*	50	665
Winnebago Industries, Inc.*	64	652
Destination Maternity Corp.	30	648
Hovnanian Enterprises, Inc. — Class A*	222	644
MDC Partners, Inc. — Class A	56	635
Libbey, Inc.*	41	630
EW Scripps Co. — Class A*	65	625
Wet Seal, Inc. — Class A*	196	619
Universal Technical Institute, Inc.	45	608
Mattress Firm Holding Corp.*	20	606
Shoe Carnival, Inc.	28	602
Zagg, Inc.*	55	600
Carmike Cinemas, Inc.*	40	586
Marcus Corp.	42	578
Standard Motor Products, Inc.	41	577
Exide Technologies*	171	575
Fisher Communications, Inc.*	19	568
Caribou Coffee Company, Inc.*	44	568
Perry Ellis International, Inc.*	26	540
PetMed Express, Inc.	44	535
Fuel Systems Solutions, Inc.*	32	534
CSS Industries, Inc.	25	514
Citi Trends, Inc.*	33	510
Skullcandy, Inc.*	36	509
Corinthian Colleges, Inc.*	174	503
Ruth’s Hospitality Group, Inc.*	74	488
Conn’s, Inc.*	33	488
National Presto Industries, Inc.	7	488
Journal Communications, Inc. — Class A*	94	485
Fiesta Restaurant Group, Inc.*	36	476
bebe stores, Inc.	81	475
Haverty Furniture Companies, Inc.	42	469
World Wrestling Entertainment, Inc. — Class A	59	461
Stein Mart, Inc.*	56	445
Federal-Mogul Corp.*	40	440
Universal Electronics, Inc.*	33	435
MarineMax, Inc.*	45	428
Speedway Motorsports, Inc.	25	423
Education Management Corp.*	60	417
Black Diamond, Inc.*	44	416
Stoneridge, Inc.*	61	415
Rentrak Corp.*	20	413
Talbots, Inc.*	158	398
Tuesday Morning Corp.*	92	395
West Marine, Inc.*	33	388
Central European Media Enterprises Ltd. — Class A*	76	386
hhgregg, Inc.*	34	385
Spartan Motors, Inc.	72	377
Benihana, Inc. — Class A	23	371
Cumulus Media, Inc. — Class A*	122	367
Kirkland’s, Inc.*	32	360
Unifi, Inc.*	31	351
Body Central Corp.*	39	351
VOXX International Corp. — Class A*	36	336
Casual Male Retail Group, Inc.*	92	334
Kenneth Cole Productions, Inc. — Class A*	22	331
Lincoln Educational Services Corp.	50	325
Mac-Gray Corp.	23	324
Tilly’s, Inc. — Class A*	20	321
Steinway Musical Instruments, Inc.*	13	319
Saga Communications, Inc. — Class A*	8	297
Nathan’s Famous, Inc.*	10	295
Vitacost.com, Inc.*	50	295
Entercom Communications Corp. — Class A*	48	289
Jamba, Inc.*	146	286
Teavana Holdings, Inc.*	21	284
Isle of Capri Casinos, Inc.*	46	284
Systemax, Inc.*	24	284
Frisch’s Restaurants, Inc.	10	283
Weyco Group, Inc.	12	278
Big 5 Sporting Goods Corp.	36	272
McClatchy Co. — Class A*	123	271
Luby’s, Inc.*	39	261
Red Lion Hotels Corp.*	30	260
Cherokee, Inc.	18	251
Carriage Services, Inc. — Class A	30	250
Gordmans Stores, Inc.*	15	248
Global Sources Ltd.*	37	244
MTR Gaming Group, Inc.*	50	238
Hooker Furniture Corp.	20	236
REX American Resources Corp.*	12	234
Winmark Corp.	4	234
Outdoor Channel Holdings, Inc.	32	234
Einstein Noah Restaurant Group, Inc.	13	228
Reading International, Inc. — Class A*	40	216
Carrols Restaurant Group, Inc.*	36	214
Lifetime Brands, Inc.	17	212
Morgans Hotel Group Co.*	45	212
Bon-Ton Stores, Inc.	27	211
Sealy Corp.*	113	209
Bassett Furniture Industries, Inc.	20	206
Culp, Inc.	20	205
Delta Apparel, Inc.*	15	205
Geeknet, Inc.*	10	198
ReachLocal, Inc.*	18	198
Flexsteel Industries, Inc.	10	198
Martha Stewart Living Omnimedia — Class A	58	197
LIN TV Corp. — Class A*	64	193

76 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value
1-800-Flowers.com, Inc. — Class A*	55	$192
New York & Company, Inc.*	55	191
RG Barry Corp.	14	190
Ignite Restaurant Group, Inc.*	10	181
Orbitz Worldwide, Inc.*	49	179
K-Swiss, Inc.—Class A*	58	179
Nexstar Broadcasting Group, Inc. — Class A*	25	169
Monarch Casino & Resort, Inc.*	18	165
Premier Exhibitions, Inc.*	60	162
Overstock.com, Inc.*	23	159
Shiloh Industries, Inc.	13	150
Bluegreen Corp.*	30	149
CafePress, Inc.*	10	149
Collectors Universe, Inc.	10	147
Johnson Outdoors, Inc. — Class A*	7	144
Tower International, Inc.*	13	137
Entravision Communications Corp. — Class A	110	133
Crown Media Holdings, Inc. — Class A*	74	130
Digital Domain Media Group, Inc.*	20	125
US Auto Parts Network, Inc.*	29	121
Marine Products Corp.	19	116
Salem Communications Corp. — Class A	20	109
Perfumania Holdings, Inc.*	10	83
National American University Holdings, Inc.	17	73
Beasley Broadcasting Group, Inc. — Class A*	10	59
Dial Global, Inc.*	7	23
Total Consumer Discretionary		343,169
Health Care - 6.3%
Cepheid, Inc.*	145	6,488
Questcor Pharmaceuticals, Inc.*	121	6,441
HMS Holdings Corp.*	188	6,261
Pharmacyclics, Inc.*	114	6,225
Vivus, Inc.*	218	6,221
athenahealth, Inc.*	76	6,017
Cubist Pharmaceuticals, Inc.*	142	5,383
Seattle Genetics, Inc.*	208	5,281
Align Technology, Inc.*	155	5,186
WellCare Health Plans, Inc.*	94	4,981
HealthSouth Corp.*	208	4,838
Alkermes plc*	272	4,616
Medicis Pharmaceutical Corp. — Class A	126	4,302
Arena Pharmaceuticals, Inc.*	430	4,291
Owens & Minor, Inc.	139	4,257
Jazz Pharmaceuticals plc*	91	4,096
Haemonetics Corp.*	54	4,002
STERIS Corp.	125	3,920
ViroPharma, Inc.*	157	3,721
PAREXEL International Corp.*	126	3,557
West Pharmaceutical Services, Inc.	69	3,484
Centene Corp.*	111	3,348
Volcano Corp.*	116	3,322
Theravance, Inc.*	133	2,955
Impax Laboratories, Inc.*	143	2,899
Par Pharmaceutical Companies, Inc.*	78	2,819
Immunogen, Inc.*	166	2,785
Auxilium Pharmaceuticals, Inc.*	103	2,770
HeartWare International, Inc.*	31	2,753
Medicines Co.*	119	2,730
Magellan Health Services, Inc.*	60	2,720
Cyberonics, Inc.*	60	2,696
MWI Veterinary Supply, Inc.*	26	2,672
Isis Pharmaceuticals, Inc.*	221	2,652
Dendreon Corp.*	340	2,516
Masimo Corp.*	109	2,439
Neogen Corp.*	52	2,402
Air Methods Corp.*	24	2,358
Chemed Corp.	39	2,357
NuVasive, Inc.*	92	2,333
Quality Systems, Inc.	84	2,311
PSS World Medical, Inc.*	110	2,309
Ironwood Pharmaceuticals, Inc. — Class A*	160	2,205
Luminex Corp.*	89	2,180
Insulet Corp.*	100	2,137
Amsurg Corp.—Class A*	69	2,069
MAKO Surgical Corp.*	80	2,049
Nektar Therapeutics*	253	2,042
PDL BioPharma, Inc.	303	2,009
Akorn, Inc.*	127	2,003
Acorda Therapeutics, Inc.*	85	2,003
Spectrum Pharmaceuticals, Inc.*	128	1,992
DexCom, Inc.*	149	1,931
ArthroCare Corp.*	65	1,903
Meridian Bioscience, Inc.	90	1,841
Wright Medical Group, Inc.*	86	1,836
Endologix, Inc.*	118	1,822
Hanger, Inc.*	71	1,820
Exelixis, Inc.*	327	1,808
ABIOMED, Inc.*	77	1,757
MedAssets, Inc.*	130	1,749
NxStage Medical, Inc.*	104	1,743
Abaxis, Inc.*	47	1,739
Halozyme Therapeutics, Inc.*	196	1,737
Idenix Pharmaceuticals, Inc.*	165	1,700
Orthofix International N.V.*	41	1,691
Dynavax Technologies Corp.*	385	1,663
InterMune, Inc.*	139	1,661
NPS Pharmaceuticals, Inc.*	189	1,627
Analogic Corp.	26	1,612
Integra LifeSciences Holdings Corp.*	43	1,599
Optimer Pharmaceuticals, Inc.*	103	1,599
Team Health Holdings, Inc.*	66	1,590
CONMED Corp.	57	1,577
Medidata Solutions, Inc.*	47	1,535
IPC The Hospitalist Company, Inc.*	33	1,496
Rigel Pharmaceuticals, Inc.*	155	1,442
Molina Healthcare, Inc.*	61	1,431
Bio-Reference Labs, Inc.*	54	1,419
Momenta Pharmaceuticals, Inc.*	102	1,379
Conceptus, Inc.*	69	1,368
Accretive Health, Inc.*	124	1,359
Exact Sciences Corp.*	125	1,340
ICU Medical, Inc.*	24	1,281
Merit Medical Systems, Inc.*	92	1,271

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value
Cantel Medical Corp.	46	$1,254
Greatbatch, Inc.*	52	1,181
Alnylam Pharmaceuticals, Inc.*	101	1,179
Neurocrine Biosciences, Inc.*	149	1,179
Genomic Health, Inc.*	35	1,169
Kindred Healthcare, Inc.*	117	1,150
AVANIR Pharmaceuticals, Inc. — Class A*	292	1,145
Computer Programs & Systems, Inc.	20	1,144
Emeritus Corp.*	67	1,128
OraSure Technologies, Inc.*	100	1,124
MModal, Inc.*	86	1,116
Landauer, Inc.	19	1,089
AVEO Pharmaceuticals, Inc.*	89	1,082
Opko Health, Inc.*	234	1,076
Ensign Group, Inc.	38	1,074
Omnicell, Inc.*	73	1,069
HealthStream, Inc.*	41	1,066
Invacare Corp.	68	1,049
National Healthcare Corp.	23	1,040
Accuray, Inc.*	152	1,040
Sequenom, Inc.*	253	1,027
Affymax, Inc.*	77	992
Lexicon Pharmaceuticals, Inc.*	434	977
Quidel Corp.*	62	972
Curis, Inc.*	177	956
Sunrise Senior Living, Inc.*	127	926
Metropolitan Health Networks, Inc.*	96	919
SciClone Pharmaceuticals, Inc.*	126	883
Acadia Healthcare Company, Inc.*	50	877
Amedisys, Inc.*	70	872
eResearchTechnology, Inc.*	108	863
Spectranetics Corp.*	75	857
Santarus, Inc.*	119	844
ExamWorks Group, Inc.*	63	833
Emergent Biosolutions, Inc.*	55	833
ZIOPHARM Oncology, Inc.*	140	833
Synageva BioPharma Corp.*	20	811
Universal American Corp.*	77	811
Navidea Biopharmaceuticals, Inc.*	214	796
MAP Pharmaceuticals, Inc.*	53	794
Select Medical Holdings Corp.*	77	778
Triple-S Management Corp. — Class B*	42	768
Hi-Tech Pharmacal Company, Inc.*	23	745
Natus Medical, Inc.*	64	744
Threshold Pharmaceuticals, Inc.*	100	740
Arqule, Inc.*	124	735
AMAG Pharmaceuticals, Inc.*	47	724
Orexigen Therapeutics, Inc.*	130	720
Affymetrix, Inc.*	152	713
Antares Pharma, Inc.*	195	710
PharMerica Corp.*	65	710
BioScrip, Inc.*	94	698
Tornier N.V.*	31	695
Celldex Therapeutics, Inc.*	133	690
Achillion Pharmaceuticals, Inc.*	111	688
Obagi Medical Products, Inc.*	45	687
Symmetry Medical, Inc.*	80	686
Array BioPharma, Inc.*	195	677
Depomed, Inc.*	118	671
US Physical Therapy, Inc.	26	661
Capital Senior Living Corp.*	62	657
Clovis Oncology, Inc.*	30	650
AngioDynamics, Inc.*	54	649
Fluidigm Corp.*	43	647
Progenics Pharmaceuticals, Inc.*	66	645
Ligand Pharmaceuticals, Inc. — Class B*	38	644
Aegerion Pharmaceuticals, Inc.*	43	638
Corvel Corp.*	13	637
Sangamo Biosciences, Inc.*	115	635
Enzon Pharmaceuticals, Inc.*	92	632
Cambrex Corp.*	65	612
Pacira Pharmaceuticals, Inc.*	38	610
Raptor Pharmaceutical Corp.*	109	609
Staar Surgical Co.*	78	606
Vanguard Health Systems, Inc.*	68	605
Vical, Inc.*	166	598
SurModics, Inc.*	34	588
Oncothyreon, Inc.*	125	585
Healthways, Inc.*	73	583
LHC Group, Inc.*	34	577
MannKind Corp.*	248	568
Assisted Living Concepts, Inc. — Class A	39	555
Unilife Corp.*	162	548
Infinity Pharmaceuticals, Inc.*	40	542
AMN Healthcare Services, Inc.*	89	528
Endocyte, Inc.*	64	526
Immunomedics, Inc.*	144	514
Omeros Corp.*	50	500
Geron Corp.*	285	490
Cadence Pharmaceuticals, Inc.*	135	482
RTI Biologics, Inc.*	126	474
Sun Healthcare Group, Inc.*	56	469
Dyax Corp.*	219	466
Gentiva Health Services, Inc.*	67	464
Synta Pharmaceuticals Corp.*	84	459
XenoPort, Inc.*	75	453
Vascular Solutions, Inc.*	36	452
XOMA Corp.*	150	450
Corcept Therapeutics, Inc.*	98	440
BioCryst Pharmaceuticals, Inc.*	110	438
Astex Pharmaceuticals*	208	435
Medtox Scientific, Inc.*	16	431
Synergy Pharmaceuticals, Inc.*	90	428
Young Innovations, Inc.	12	414
Rockwell Medical Technologies, Inc.*	44	410
Anika Therapeutics, Inc.*	30	408
Solta Medical, Inc.*	139	407
OncoGenex Pharmaceutical, Inc.*	30	403
Providence Service Corp.*	29	398
IRIS International, Inc.*	35	396
Cerus Corp.*	119	395
Osiris Therapeutics, Inc.*	36	395
Novavax, Inc.*	251	392
NewLink Genetics Corp.*	26	389

78 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value
Pain Therapeutics, Inc.*	82	$385
Cardiovascular Systems, Inc.*	39	382
Cynosure, Inc. — Class A*	18	381
Sagent Pharmaceuticals, Inc.*	21	380
Merge Healthcare, Inc.*	128	366
Palomar Medical Technologies, Inc.*	43	366
PhotoMedex, Inc.*	30	365
Amicus Therapeutics, Inc.*	66	363
Epocrates, Inc.*	44	353
Maxygen, Inc.*	59	352
ImmunoCellular Therapeutics Ltd.*	90	338
Utah Medical Products, Inc.	10	335
Furiex Pharmaceuticals, Inc.*	16	335
Almost Family, Inc.*	15	335
Pozen, Inc.*	53	331
Trius Therapeutics, Inc.*	55	317
National Research Corp.	6	314
CryoLife, Inc.*	60	314
Cytori Therapeutics, Inc.*	116	313
AtriCure, Inc.*	32	308
Allos Therapeutics, Inc.*	170	304
Biotime, Inc.*	66	304
Exactech, Inc.*	18	302
Repligen Corp.*	70	301
Horizon Pharma, Inc.*	41	292
Keryx Biopharmaceuticals, Inc.*	160	288
Five Star Quality Care, Inc.*	93	286
Greenway Medical Technologies*	17	277
Integramed America, Inc.*	20	277
Repros Therapeutics, Inc.*	30	272
Hansen Medical, Inc.*	120	272
Vocera Communications, Inc.*	10	268
Agenus, Inc.*	50	262
Vanda Pharmaceuticals, Inc.*	59	260
Targacept, Inc.*	60	258
Cross Country Healthcare, Inc.*	59	258
Dusa Pharmaceuticals, Inc.*	49	256
Chindex International, Inc.*	25	245
Ampio Pharmaceuticals, Inc.*	47	239
Skilled Healthcare Group, Inc. — Class A*	37	232
BioDelivery Sciences International, Inc.*	50	224
SIGA Technologies, Inc.*	77	221
Alphatec Holdings, Inc.*	120	221
Merrimack Pharmaceuticals, Inc.*	30	218
Rochester Medical Corp.*	20	215
Discovery Laboratories, Inc.*	90	209
Zeltiq Aesthetics, Inc.*	37	207
Codexis, Inc.*	55	206
Harvard Bioscience, Inc.*	53	200
Zogenix, Inc.*	80	198
GTx, Inc.*	56	198
Anacor Pharmaceuticals, Inc.*	30	195
Cumberland Pharmaceuticals, Inc.*	30	194
Transcept Pharmaceuticals, Inc.*	31	192
Derma Sciences, Inc.*	20	190
BG Medicine, Inc.*	27	188
ChemoCentryx, Inc.*	12	180
EnteroMedics, Inc.*	50	173
Pacific Biosciences of California, Inc.*	79	171
Sunesis Pharmaceuticals, Inc.*	59	169
PDI, Inc.*	20	165
Sucampo Pharmaceuticals, Inc. — Class A*	23	162
Coronado Biosciences, Inc.*	30	152
Biospecifics Technologies Corp.*	8	150
Mediware Information Systems*	10	146
Cornerstone Therapeutics, Inc.*	23	146
Lannett Company, Inc.*	34	144
Verastem, Inc.*	14	143
Pernix Therapeutics Holdings*	18	131
Ventrus Biosciences, Inc.*	30	128
Supernus Pharmaceuticals, Inc.*	10	94
Acura Pharmaceuticals, Inc.*	23	72
Cempra, Inc.*	6	56
Biolase, Inc.*	1	2
Total Health Care		333,971
Energy - 2.8%
Dril-Quip, Inc.*	88	5,771
Energy XXI Bermuda Ltd.	169	5,287
Kodiak Oil & Gas Corp.*	580	4,761
Berry Petroleum Co. — Class A	117	4,639
Oasis Petroleum, Inc.*	177	4,279
Rosetta Resources, Inc.*	116	4,250
Lufkin Industries, Inc.	71	3,857
Helix Energy Solutions Group, Inc.*	228	3,741
Bristow Group, Inc.	78	3,172
Arch Coal, Inc.	460	3,170
Hornbeck Offshore Services, Inc.*	80	3,102
SemGroup Corp. — Class A*	91	2,906
Western Refining, Inc.	128	2,850
Stone Energy Corp.*	112	2,838
McMoRan Exploration Co.*	218	2,762
Targa Resources Corp.	64	2,733
Key Energy Services, Inc.*	331	2,516
Gulfport Energy Corp.*	119	2,455
Cloud Peak Energy, Inc.*	133	2,249
Northern Oil and Gas, Inc.*	139	2,216
Bill Barrett Corp.*	102	2,185
Clean Energy Fuels Corp.*	140	2,170
Gulfmark Offshore, Inc. — Class A*	61	2,076
Carrizo Oil & Gas, Inc.*	87	2,045
Forest Oil Corp.*	260	1,906
ION Geophysical Corp.*	285	1,878
Exterran Holdings, Inc.*	138	1,760
Swift Energy Co.*	94	1,749
C&J Energy Services, Inc.*	93	1,721
Approach Resources, Inc.*	66	1,686
Contango Oil & Gas Co.*	28	1,658
Comstock Resources, Inc.*	100	1,642
Nordic American Tankers Ltd.	120	1,628
GeoResources, Inc.*	42	1,538

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
russell 2000® 2x strategy fund

	Shares	Value
Ship Finance International Ltd.	98	$1,532
PDC Energy, Inc.*	62	1,520
OYO Geospace Corp.*	16	1,440
Halcon Resources Corp.*	150	1,416
Quicksilver Resources, Inc.*	260	1,409
Magnum Hunter Resources Corp.*	325	1,359
Crosstex Energy, Inc.	89	1,246
TETRA Technologies, Inc.*	171	1,219
Hercules Offshore, Inc.*	343	1,215
W&T Offshore, Inc.	76	1,163
Parker Drilling Co.*	255	1,150
Newpark Resources, Inc.*	193	1,139
Pioneer Drilling Co.*	139	1,108
Vaalco Energy, Inc.*	127	1,096
Energy Partners Ltd.*	61	1,031
Rentech, Inc.*	495	1,020
Rex Energy Corp.*	89	998
Forum Energy Technologies, Inc.*	50	985
Heckmann Corp.*	291	984
Resolute Energy Corp.*	102	976
Solazyme, Inc.*	69	959
Gulf Island Fabrication, Inc.	31	875
CVR Energy, Inc.*	31	824
Tesco Corp.*	62	744
Goodrich Petroleum Corp.*	53	735
Penn Virginia Corp.	100	734
PHI, Inc.*	26	723
Harvest Natural Resources, Inc.*	81	693
FX Energy, Inc.*	116	690
Basic Energy Services, Inc.*	65	671
Endeavour International Corp.*	79	664
Petroquest Energy, Inc.*	128	640
Vantage Drilling Co.*	420	630
Clayton Williams Energy, Inc.*	13	629
Matrix Service Co.*	55	624
Venoco, Inc.*	62	621
Teekay Tankers Ltd. — Class A	136	620
Overseas Shipholding Group, Inc.	54	600
Cal Dive International, Inc.*	206	597
Abraxas Petroleum Corp.*	185	590
Delek US Holdings, Inc.	33	580
BPZ Resources, Inc.*	228	577
Willbros Group, Inc.*	85	549
KiOR, Inc. — Class A*	61	546
Triangle Petroleum Corp.*	94	525
Sanchez Energy Corp.*	25	520
GasLog Ltd.*	50	508
Frontline Ltd.	111	506
Scorpio Tankers, Inc.*	78	498
Midstates Petroleum Company, Inc.*	50	486
Panhandle Oil and Gas, Inc. — Class A	15	452
Mitcham Industries, Inc.*	26	441
RigNet, Inc.*	25	435
Uranium Energy Corp.*	189	433
Knightsbridge Tankers Ltd.	48	391
Warren Resources, Inc.*	159	382
Bonanza Creek Energy, Inc.*	22	366
Callon Petroleum Co.*	85	362
Dawson Geophysical Co.*	15	357
Natural Gas Services Group, Inc.*	23	341
Green Plains Renewable Energy, Inc.*	54	337
ATP Oil & Gas Corp.*	96	324
Miller Energy Resources, Inc.*	64	320
Apco Oil and Gas International, Inc.	17	307
Bolt Technology Corp.	20	300
Amyris, Inc.*	66	292
TGC Industries, Inc.*	30	291
Matador Resources Co.*	27	290
Synergy Resources Corp.*	90	277
Evolution Petroleum Corp.*	33	275
Patriot Coal Corp.*	204	249
Gastar Exploration Ltd.*	126	243
Saratoga Resources, Inc.*	40	235
Global Geophysical Services, Inc.*	38	233
Gevo, Inc.*	46	229
ZaZa Energy Corp.*	50	226
Uranerz Energy Corp.*	142	206
Crimson Exploration, Inc.*	43	197
Westmoreland Coal Co.*	24	193
Voyager Oil & Gas, Inc.*	108	190
Alon USA Energy, Inc.	21	178
CREDO Petroleum Corp.*	10	145
Forbes Energy Services Ltd.*	30	141
Union Drilling, Inc.*	30	134
Renewable Energy Group, Inc.*	16	119
Hallador Energy Co.	13	110
Ceres, Inc.*	9	81
Total Energy		148,442
Materials - 2.2%
Sensient Technologies Corp.	106	3,894
Eagle Materials, Inc.	97	3,622
Olin Corp.	172	3,593
Coeur d’Alene Mines Corp.*	196	3,441
HB Fuller Co.	108	3,317
Louisiana-Pacific Corp.*	297	3,231
Chemtura Corp.*	217	3,147
Hecla Mining Co.	621	2,950
Innophos Holdings, Inc.	48	2,710
PolyOne Corp.	196	2,681
Minerals Technologies, Inc.	39	2,487
Buckeye Technologies, Inc.	86	2,449
Worthington Industries, Inc.	114	2,333
Kaiser Aluminum Corp.	44	2,281
Schweitzer-Mauduit International, Inc.	33	2,249
SunCoke Energy, Inc.*	151	2,212
Stillwater Mining Co.*	253	2,161
Resolute Forest Products*	180	2,084
Balchem Corp.	63	2,054
Graphic Packaging Holding Co.*	363	1,997
Georgia Gulf Corp.	75	1,925
Texas Industries, Inc.	49	1,911
Globe Specialty Metals, Inc.	134	1,800
Gold Resource Corp.	69	1,793
Calgon Carbon Corp.*	123	1,749

80 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Kraton Performance Polymers, Inc.*	75	$1,643
Clearwater Paper Corp.*	46	1,570
AMCOL International Corp.	55	1,557
PH Glatfelter Co.	94	1,539
Koppers Holdings, Inc.	45	1,530
RTI International Metals, Inc.*	66	1,494
American Vanguard Corp.	56	1,489
Innospec, Inc.*	50	1,481
Boise, Inc.	219	1,441
Stepan Co.	15	1,413
AK Steel Holding Corp.	240	1,408
Schnitzer Steel Industries, Inc. — Class A	50	1,401
KapStone Paper and Packaging Corp.*	88	1,395
Haynes International, Inc.	26	1,324
McEwen Mining, Inc.*	435	1,309
Quaker Chemical Corp.	28	1,294
A. Schulman, Inc.	65	1,290
Deltic Timber Corp.	21	1,281
OM Group, Inc.*	67	1,273
LSB Industries, Inc.*	41	1,267
Myers Industries, Inc.	70	1,202
Materion Corp.	45	1,036
TPC Group, Inc.*	28	1,035
Flotek Industries, Inc.*	107	999
Horsehead Holding Corp.*	96	956
Wausau Paper Corp.	96	934
Ferro Corp.*	193	926
Neenah Paper, Inc.	33	881
Century Aluminum Co.*	108	792
Tredegar Corp.	53	772
Omnova Solutions, Inc.*	101	762
Headwaters, Inc.*	134	690
Hawkins, Inc.	18	687
Paramount Gold and Silver Corp.*	283	679
Golden Star Resources Ltd.*	563	653
Universal Stainless & Alloy*	15	617
Zep, Inc.	44	604
Noranda Aluminum Holding Corp.	75	597
Zoltek Companies, Inc.*	60	542
ADA-ES, Inc.*	20	507
US Antimony Corp.*	120	485
Landec Corp.*	56	479
General Moly, Inc.*	142	446
FutureFuel Corp.	42	441
Metals USA Holdings Corp.*	25	398
AM Castle & Co.*	37	393
Arabian American Development Co.*	40	388
Gold Reserve, Inc. — Class A*	110	384
Vista Gold Corp.*	127	370
Midway Gold Corp.*	254	353
AEP Industries, Inc.*	8	348
Spartech Corp.*	67	346
US Silica Holdings, Inc.*	26	293
Golden Minerals Co.*	62	280
Olympic Steel, Inc.	16	263
KMG Chemicals, Inc.	12	231
GSE Holding, Inc.*	18	190
United States Lime & Minerals, Inc.*	4	187
Revett Minerals, Inc.*	56	184
UFP Technologies, Inc.*	10	169
Handy & Harman Ltd.*	12	162
Chase Corp.	12	158
Total Materials		115,289

CONSUMER STAPLES - 1.7%
United Natural Foods, Inc.*	107	5,870
Casey’s General Stores, Inc.	83	4,896
TreeHouse Foods, Inc.*	78	4,858
Hain Celestial Group, Inc.*	84	4,623
Darling International, Inc.*	257	4,238
Harris Teeter Supermarkets, Inc.	96	3,935
Lancaster Colony Corp.	40	2,848
B&G Foods, Inc. — Class A	106	2,820
PriceSmart, Inc.	40	2,700
Snyders-Lance, Inc.	97	2,447
SUPERVALU, Inc.	460	2,383
Sanderson Farms, Inc.	50	2,291
Universal Corp.	49	2,270
Elizabeth Arden, Inc.*	54	2,095
Boston Beer Company, Inc. — Class A*	17	2,057
Rite Aid Corp.*	1,439	2,015
Vector Group Ltd.	116	1,974
Fresh Del Monte Produce, Inc.	82	1,925
J&J Snack Foods Corp.	32	1,891
Post Holdings, Inc.*	60	1,845
Andersons, Inc.	41	1,749
WD-40 Co.	35	1,743
Prestige Brands Holdings, Inc.*	110	1,738
Spectrum Brands Holdings, Inc.*	51	1,661
Star Scientific, Inc.*	316	1,441
Tootsie Roll Industries, Inc.	52	1,241
Smart Balance, Inc.*	129	1,211
Cal-Maine Foods, Inc.	30	1,173
Pilgrim’s Pride Corp.*	132	944
Weis Markets, Inc.	21	935
Central Garden and Pet Co. — Class A*	84	915
Susser Holdings Corp.*	24	892
Spartan Stores, Inc.	47	852
Diamond Foods, Inc.	46	821
Pantry, Inc.*	51	750
Dole Food Company, Inc.*	78	685
Village Super Market, Inc. — Class A	21	684
Harbinger Group, Inc.*	87	678
Alliance One International, Inc.*	195	675
Calavo Growers, Inc.	25	640
Inter Parfums, Inc.	36	622
Medifast, Inc.*	28	551
Schiff Nutrition International, Inc.*	29	521
Nash Finch Co.	24	516
Coca-Cola Bottling Company Consolidated	8	514
Chiquita Brands International, Inc.*	101	505
Roundy’s, Inc.	44	449
Chefs’ Warehouse, Inc.*	24	433
Seneca Foods Corp. — Class A*	16	430
Annie’s, Inc.*	10	419

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Central European Distribution Corp.*	144	$412
USANA Health Sciences, Inc.*	10	411
Ingles Markets, Inc. — Class A	24	385
Nature’s Sunshine Products, Inc.	25	378
National Beverage Corp.*	25	374
John B Sanfilippo & Son, Inc.*	20	357
Omega Protein Corp.*	41	302
Revlon, Inc. — Class A*	20	285
Nutraceutical International Corp.*	18	275
Female Health Co.	42	247
Alico, Inc.	8	244
Limoneira Co.	15	243
Synutra International, Inc.*	36	194
Inventure Foods, Inc.*	30	189
Craft Brew Alliance, Inc.*	23	188
Westway Group, Inc.*	30	180
Orchids Paper Products Co.	10	177
Griffin Land & Nurseries, Inc.	6	168
Oil-Dri Corporation of America	6	131
Farmer Bros Co.*	15	119
Lifeway Foods, Inc.	8	83
Total Consumer Staples		91,711

UTILITIES - 1.7%
Cleco Corp.	129	5,397
Piedmont Natural Gas Company, Inc.	157	5,053
WGL Holdings, Inc.	117	4,651
IDACORP, Inc.	110	4,629
Southwest Gas Corp.	105	4,583
Portland General Electric Co.	162	4,319
UIL Holdings Corp.	111	3,980
New Jersey Resources Corp.	91	3,969
PNM Resources, Inc.	174	3,400
Avista Corp.	127	3,390
UNS Energy Corp.	87	3,342
South Jersey Industries, Inc.	65	3,313
ALLETE, Inc.	78	3,260
Atlantic Power Corp.	248	3,176
Black Hills Corp.	92	2,960
NorthWestern Corp.	80	2,936
El Paso Electric Co.	88	2,918
GenOn Energy, Inc.*	1,680	2,873
Northwest Natural Gas Co.	55	2,618
MGE Energy, Inc.	49	2,318
CH Energy Group, Inc.	33	2,168
Laclede Group, Inc.	49	1,951
Empire District Electric Co.	92	1,941
Otter Tail Corp.	79	1,807
California Water Service Group	88	1,625
American States Water Co.	41	1,623
Ormat Technologies, Inc.	39	834
Unitil Corp.	30	795
Chesapeake Utilities Corp.	18	787
SJW Corp.	30	720
Middlesex Water Co.	34	646
York Water Co.	28	501
Connecticut Water Service, Inc.	17	493
Artesian Resources Corp. — Class A	16	345
Consolidated Water Company Ltd.	32	265
Genie Energy Ltd. — Class B	32	249
Delta Natural Gas Company, Inc.	10	217
Cadiz, Inc.*	26	187
American DG Energy, Inc.*	50	114
Total Utilities		90,353

TELECOMMUNICATION SERVICES - 0.4%
AboveNet, Inc.*	51	4,285
Cogent Communications Group, Inc.*	101	1,944
Cincinnati Bell, Inc.*	429	1,596
Iridium Communications, Inc.*	106	950
Consolidated Communications Holdings, Inc.	64	947
Premiere Global Services, Inc.*	110	923
Neutral Tandem, Inc.*	61	804
Leap Wireless International, Inc.*	118	758
Shenandoah Telecommunications Co.	52	708
Vonage Holdings Corp.*	346	695
Atlantic Tele-Network, Inc.	20	675
General Communication, Inc. — Class A*	81	673
8x8, Inc.*	158	664
SureWest Communications	31	653
NTELOS Holdings Corp.	31	584
magicJack VocalTec Ltd.*	30	570
USA Mobility, Inc.	44	566
Primus Telecommunications Group, Inc.	30	467
Towerstream Corp.*	101	419
Hawaiian Telcom Holdco, Inc.*	20	390
Cbeyond, Inc.*	56	379
Boingo Wireless, Inc.*	32	372
inContact, Inc.*	67	336
HickoryTech Corp.	29	322
IDT Corp. — Class B	32	314
Lumos Networks Corp.	31	293
Fairpoint Communications, Inc.*	45	277
ORBCOMM, Inc.*	78	254
Total Telecommunication Services		21,818
Total Common Stocks
(Cost $2,057,051)		2,479,003
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	6	—
Total Warrants
(Cost $–)		—
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12	18	7
Total Rights
(Cost $27)		7

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	20	$353
Total Closed-End Funds
(Cost $381)		353

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 39.5%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[3]	$897,936	897,936
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	448,992	448,992
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	372,924	372,924
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	372,924	372,924
Total Repurchase Agreements
(Cost $2,092,776)		2,092,776
Total Investments - 86.4%
(Cost $4,150,235)		$4,572,139
Other Assets & Liabilities, net - 13.6%		721,505
Total Net Assets - 100.0%		$5,293,644

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,471,320)	31	$110,693

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[4]
(Notional Value $4,748,937)	5,947	$74,822
Goldman Sachs International
July 2012 Russell 2000 Index Swap,
Terminating 07/27/12[4]
(Notional Value $404,598)	507	17,152
Credit Suisse Capital, LLC
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[4]
(Notional Value $509,445)	638	14,424
(Total Notional Value
$5,662,980)		$106,398

*	Non-income producing security.
†	Value determined based on Level 1 inputs See Note 4.
††	Value determined based on Level 2 inputs See Note 4.
[1]	Security was acquired through a private placement.
[2]	Repurchase Agreements See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc Public Limited Company
REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $2,057,459)	$2,479,363
Repurchase agreements, at value
(cost $2,092,776)	2,092,776
Total investments
(cost $4,150,235)	4,572,139
Segregated cash with broker	506,014
Unrealized appreciation on swap agreements	106,398
Receivable for swap settlement	28,303
Receivables:
Variation margin	100,313
Fund shares sold	19,707
Dividends	2,868
Securities sold	770
Interest	12
Total assets	5,336,524
Liabilities:
Payable for:
Fund shares redeemed	26,927
Management fees	3,757
Transfer agent and administrative fees	1,044
Investor service fees	1,044
Portfolio accounting fees	417
Miscellaneous	9,691
Total liabilities	42,880
Net assets	$5,293,644
Net assets consist of:
Paid in capital	$6,480,381
Accumulated net investment loss	(27,775)
Accumulated net realized loss on investments	(1,797,957)
Net unrealized appreciation on investments	638,995
Net assets	$5,293,644
Capital shares outstanding	42,077
Net asset value per share	$125.81

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $17)	$15,921
Interest	1,125
Total investment income	17,046

Expenses:
Management fees	21,768
Transfer agent and administrative fees	6,047
Investor service fees	6,047
Portfolio accounting fees	2,419
Professional fees	3,207
Licensing fees	2,419
Custodian fees	614
Trustees’ fees*	221
Miscellaneous	1,772
Total expenses	44,514
Net investment loss	(27,468)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(99,500)
Swap agreements	97,646
Futures contracts	271,134
Foreign currency	(2)
Net realized gain	269,278
Net change in unrealized appreciation (depreciation) on:
Investments	224,545
Swap agreements	163,652
Futures contracts	57,667
Net change in unrealized appreciation (depreciation)	445,864
Net realized and unrealized gain	715,142
Net increase in net assets resulting from operations	$687,674

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(27,468)	$(74,576)
Net realized gain (loss) on investments	269,278	(938,229)
Net change in unrealized appreciation (depreciation) on investments	445,864	(118,788)
Net increase (decrease) in net assets resulting from operations	687,674	(1,131,593)

Distributions to shareholders from:
Net realized gains	—	(487,848)
Total distributions to shareholders	—	(487,848)

Capital share transactions:
Proceeds from sale of shares	21,581,447	50,562,437
Distributions reinvested	—	487,848
Cost of shares redeemed	(23,553,622)	(47,926,370)
Net increase (decrease) from capital share transactions	(1,972,175)	3,123,915
Net increase (decrease) in net assets	(1,284,501)	1,504,474

Net assets:
Beginning of period	6,578,145	5,073,671
End of period	$5,293,644	$6,578,145
Accumulated net investment loss at end of year	$(27,775)	$(307)

Capital share activity:
Shares sold	170,025	367,620
Shares issued from reinvestment of distributions	—	4,471
Shares redeemed	(188,006)	(346,218)
Net increase (decrease) in shares	(17,981)	25,873

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$109.53	$148.42	$100.07	$73.67	$224.30	$259.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.71)	(2.04)	(1.25)	(.67)	.10	2.50
Net gain (loss) on investments (realized and unrealized)	16.99	(26.77)	49.60	27.08	(148.93)	(35.20)
Total from investment operations	16.28	(28.81)	48.35	26.41	(148.83)	(32.70)
Less distributions from:
Net investment income	—	—	—	(.01)	(1.80)	(.10)
Net realized gains	—	(10.08)	—	—	—	(2.60)
Total distributions	—	(10.08)	—	(.01)	(1.80)	(2.70)
Net asset value, end of period	$125.81	$109.53	$148.42	$100.07	$73.67	$224.30

Total Return[c]	14.87%	(19.38%)	48.30%	35.85%	(66.18%)	(12.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,294	$6,578	$5,074	$3,651	$3,421	$6,205
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(1.50%)	(1.11%)	(0.97%)	0.06%	0.95%
Total expenses	1.84%	1.82%	1.74%	1.75%	1.68%	1.64%
Portfolio turnover rate	227%	15%	100%	493%	347%	174%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Pharmacyclics, Inc.	0.2%
Cepheid, Inc.	0.2%
HMS Holdings Corp.	0.2%
Questcor Pharmaceuticals, Inc.	0.2%
Vivus, Inc.	0.2%
athenahealth, Inc.	0.2%
Woodward, Inc.	0.2%
Dril-Quip, Inc.	0.2%
United Natural Foods, Inc.	0.1%
Hexcel Corp.	0.1%
Top Ten Total	1.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 62.7%

FINANCIALS - 13.3%
LaSalle Hotel Properties	453	$13,200
Highwoods Properties, Inc.	388	13,056
Starwood Property Trust, Inc.	612	13,041
Omega Healthcare Investors, Inc.	560	12,600
Hancock Holding Co.	401	12,205
Two Harbors Investment Corp.	1,136	11,768
Invesco Mortgage Capital, Inc.	605	11,096
Alterra Capital Holdings Ltd.	456	10,648
Ocwen Financial Corp.*	565	10,610
Prosperity Bancshares, Inc.	251	10,549
Entertainment Properties Trust	250	10,278
Susquehanna Bancshares, Inc.	993	10,227
RLJ Lodging Trust	563	10,207
Healthcare Realty Trust, Inc.	416	9,917
Washington Real Investment Trust	348	9,900
FirstMerit Corp.	576	9,515
First American Financial Corp.	558	9,463
DuPont Fabros Technology, Inc.	323	9,225
American Realty Capital Trust, Inc.	840	9,173
DiamondRock Hospitality Co.	887	9,047
CNO Financial Group, Inc.	1,120	8,735
UMB Financial Corp.	170	8,709
Stifel Financial Corp.*	279	8,620
CYS Investments, Inc.	613	8,441
Trustmark Corp.	339	8,299
Webster Financial Corp.	382	8,274
Apollo Investment Corp.	1,076	8,263
DCT Industrial Trust, Inc.	1,309	8,247
EastGroup Properties, Inc.	151	8,048
FNB Corp.	736	8,000
Texas Capital Bancshares, Inc.*	197	7,957
Umpqua Holdings Corp.	591	7,778
RLI Corp.	112	7,638
IBERIABANK Corp.	151	7,618
CubeSmart	650	7,586
Sovran Self Storage, Inc.	151	7,564
Glimcher Realty Trust	734	7,502
Prospect Capital Corp.	649	7,391
BancorpSouth, Inc.	494	7,173
Platinum Underwriters Holdings Ltd.	184	7,010
United Bankshares, Inc.	269	6,962
Westamerica Bancorporation	147	6,937
Medical Properties Trust, Inc.	720	6,926
Sunstone Hotel Investors, Inc.*	624	6,858
Cathay General Bancorp	414	6,835
Capstead Mortgage Corp.	491	6,830
Cash America International, Inc.	153	6,738
ARMOUR Residential REIT, Inc.	935	6,648
Potlatch Corp.	208	6,644
Wintrust Financial Corp.	187	6,639
Primerica, Inc.	247	6,602
Pebblebrook Hotel Trust	277	6,457
National Health Investors, Inc.	126	6,416
PS Business Parks, Inc.	93	6,298
MB Financial, Inc.	289	6,225
National Penn Bancshares, Inc.	650	6,221
Knight Capital Group, Inc. — Class A*	519	6,196
Strategic Hotels & Resorts, Inc.*	956	6,176
Sun Communities, Inc.	139	6,150
Equity One, Inc.	287	6,084
Old National Bancorp	504	6,053
Northwest Bancshares, Inc.	513	6,006
Ezcorp, Inc. — Class A*	256	6,006
First Cash Financial Services, Inc.*	149	5,985
First Industrial Realty Trust, Inc.*	467	5,894
Glacier Bancorp, Inc.	379	5,871
LTC Properties, Inc.	159	5,769
Community Bank System, Inc.	210	5,695
First Financial Bankshares, Inc.	164	5,668
Montpelier Re Holdings Ltd.	265	5,642
Education Realty Trust, Inc.	505	5,595
CVB Financial Corp.	466	5,429
International Bancshares Corp.	278	5,427
Greenhill & Company, Inc.	150	5,348
Lexington Realty Trust	625	5,294
Acadia Realty Trust	228	5,285
Financial Engines, Inc.*	246	5,276
Redwood Trust, Inc.	419	5,229
MarketAxess Holdings, Inc.	194	5,169
PHH Corp.*	294	5,139
Symetra Financial Corp.	404	5,098
Anworth Mortgage Asset Corp.	722	5,090
Selective Insurance Group, Inc.	286	4,979
First Financial Bancorp	310	4,954
Provident Financial Services, Inc.	315	4,835
Hersha Hospitality Trust — Class A	908	4,794
PrivateBancorp, Inc. — Class A	322	4,753
Bank of the Ozarks, Inc.	157	4,723
American Capital Mortgage Investment Corp.	193	4,609
Astoria Financial Corp.	460	4,508
Pennsylvania Real Estate Investment Trust	299	4,479
BBCN Bancorp, Inc.*	409	4,454
Government Properties Income Trust	193	4,366
Fifth Street Finance Corp.	435	4,340
First Midwest Bancorp, Inc.	394	4,326
Alexander’s, Inc.	10	4,311
PennyMac Mortgage Investment Trust	216	4,262
American Assets Trust, Inc.	175	4,244
Solar Capital Ltd.	189	4,207
Park National Corp.	60	4,185
DFC Global Corp.*	227	4,184
Enstar Group Ltd.*	42	4,155
Franklin Street Properties Corp.	381	4,031
Argo Group International Holdings Ltd.	136	3,981
Columbia Banking System, Inc.	210	3,952

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Amtrust Financial Services, Inc.	132	$3,922
PacWest Bancorp	163	3,858
Tower Group, Inc.	184	3,840
World Acceptance Corp.*	58	3,816
NBT Bancorp, Inc.	176	3,800
BlackRock Kelso Capital Corp.	387	3,777
First Commonwealth Financial Corp.	556	3,742
Horace Mann Educators Corp.	214	3,741
Cousins Properties, Inc.	480	3,720
Credit Acceptance Corp.*	44	3,715
Greenlight Capital Re Ltd. — Class A*	145	3,686
Boston Private Financial Holdings, Inc.	412	3,679
NorthStar Realty Finance Corp.	699	3,649
Evercore Partners, Inc. — Class A	154	3,602
CreXus Investment Corp.	354	3,600
Citizens Republic Bancorp, Inc.*	210	3,597
Infinity Property & Casualty Corp.	62	3,576
Pinnacle Financial Partners, Inc.*	183	3,570
Investors Real Estate Trust	448	3,539
Investors Bancorp, Inc.*	234	3,531
American Equity Investment Life Holding Co.	319	3,512
Western Alliance Bancorporation*	371	3,473
Home BancShares, Inc.	113	3,456
Oritani Financial Corp.	239	3,439
Walter Investment Management Corp.	146	3,422
Cohen & Steers, Inc.	99	3,416
Sabra Health Care REIT, Inc.	199	3,405
Inland Real Estate Corp.	403	3,377
Hudson Pacific Properties, Inc.	191	3,325
Brookline Bancorp, Inc.	374	3,310
Associated Estates Realty Corp.	221	3,304
Independent Bank Corp.	111	3,242
Triangle Capital Corp.	142	3,235
First Potomac Realty Trust	270	3,178
Retail Opportunity Investments Corp.	263	3,172
Banco Latinoamericano de Comercio Exterior S.A.	146	3,129
FelCor Lodging Trust, Inc.*	652	3,064
Chemical Financial Corp.	142	3,053
PennantPark Investment Corp.	294	3,043
Ramco-Gershenson Properties Trust	242	3,042
BGC Partners, Inc. — Class A	517	3,035
Employers Holdings, Inc.	166	2,995
Colony Financial, Inc.	173	2,993
Main Street Capital Corp.	123	2,977
Dynex Capital, Inc.	284	2,948
KBW, Inc.	178	2,928
Chesapeake Lodging Trust	170	2,927
Hercules Technology Growth Capital, Inc.	258	2,926
Nelnet, Inc. — Class A	126	2,898
iStar Financial, Inc.*	447	2,883
Green Dot Corp. — Class A*	130	2,876
MGIC Investment Corp.*	995	2,866
S&T Bancorp, Inc.	155	2,863
National Financial Partners Corp.*	213	2,855
SCBT Financial Corp.	80	2,820
Coresite Realty Corp.	109	2,814
ViewPoint Financial Group, Inc.	178	2,784
Safety Insurance Group, Inc.	67	2,723
TrustCo Bank Corp. NY	497	2,714
PICO Holdings, Inc.*	120	2,689
Navigators Group, Inc.*	53	2,653
City Holding Co.	78	2,628
Universal Health Realty Income Trust	63	2,616
WesBanco, Inc.	123	2,615
Virtus Investment Partners, Inc.*	32	2,592
Getty Realty Corp.	135	2,585
Sterling Financial Corp.*	136	2,569
Kennedy-Wilson Holdings, Inc.	183	2,564
State Bank Financial Corp.*	168	2,547
Berkshire Hills Bancorp, Inc.	115	2,530
Apollo Residential Mortgage, Inc.	129	2,487
Community Trust Bancorp, Inc.	74	2,478
Monmouth Real Estate Investment Corp. — Class A	210	2,461
Duff & Phelps Corp. — Class A	167	2,422
AMERISAFE, Inc.*	93	2,413
Resource Capital Corp.	450	2,399
Urstadt Biddle Properties, Inc. — Class A	121	2,392
Oriental Financial Group, Inc.	213	2,360
Ashford Hospitality Trust, Inc.	279	2,352
Forestar Group, Inc.*	183	2,345
HFF, Inc. — Class A*	167	2,328
Meadowbrook Insurance Group, Inc.	262	2,303
Maiden Holdings Ltd.	265	2,300
Radian Group, Inc.	699	2,300
Flagstone Reinsurance Holdings S.A.	284	2,275
Sandy Spring Bancorp, Inc.	126	2,268
United Fire Group, Inc.	106	2,261
Dime Community Bancshares, Inc.	170	2,259
Flushing Financial Corp.	161	2,194
Banner Corp.	100	2,191
Lakeland Financial Corp.	81	2,173
Renasant Corp.	137	2,152
Nationstar Mortgage Holdings, Inc.*	100	2,152
Excel Trust, Inc.	178	2,129
Hilltop Holdings, Inc.*	205	2,114
Simmons First National Corp. — Class A	90	2,093
Southside Bancshares, Inc.	92	2,068
WisdomTree Investments, Inc.*	310	2,037
Citizens, Inc.*	207	2,018
Tejon Ranch Co.*	70	2,003
TowneBank	139	1,946
Piper Jaffray Cos.*	83	1,945
TICC Capital Corp.	199	1,930
Heartland Financial USA, Inc.	80	1,920
West Coast Bancorp*	97	1,906
First Busey Corp.	393	1,898

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Cardinal Financial Corp.	154	$1,891
First Merchants Corp.	151	1,881
Epoch Holding Corp.	82	1,868
MCG Capital Corp.	405	1,863
Investment Technology Group, Inc.*	202	1,858
United Community Banks, Inc.*	216	1,851
AG Mortgage Investment Trust, Inc.	85	1,827
Winthrop Realty Trust	149	1,812
NewStar Financial, Inc.*	138	1,788
STAG Industrial, Inc.	122	1,779
Wilshire Bancorp, Inc.*	323	1,770
1st Source Corp.	78	1,763
Washington Trust Bancorp, Inc.	72	1,755
Rockville Financial, Inc.	151	1,747
Campus Crest Communities, Inc.	168	1,746
Tompkins Financial Corp.	46	1,733
Saul Centers, Inc.	40	1,715
National Western Life Insurance Co. — Class A	12	1,703
Safeguard Scientifics, Inc.*	110	1,703
Hanmi Financial Corp.*	161	1,687
Sterling Bancorp	167	1,667
eHealth, Inc.*	101	1,627
Rouse Properties, Inc.*	120	1,626
First Financial Corp.	56	1,624
MVC Capital, Inc.	125	1,619
Cedar Realty Trust, Inc.	312	1,576
Ameris Bancorp*	125	1,575
Central Pacific Financial Corp.*	111	1,567
Union First Market Bankshares Corp.	107	1,546
Capital Southwest Corp.	15	1,543
SY Bancorp, Inc.	64	1,533
OneBeacon Insurance Group Ltd. — Class A	117	1,523
Lakeland Bancorp, Inc.	144	1,515
FBL Financial Group, Inc. — Class A	54	1,513
GAMCO Investors, Inc. — Class A	34	1,509
Beneficial Mutual Bancorp, Inc.*	173	1,493
Great Southern Bancorp, Inc.	54	1,489
Apollo Commercial Real Estate Finance, Inc.	92	1,478
Netspend Holdings, Inc.*	160	1,470
First BanCorp*	370	1,465
CapLease, Inc.	353	1,465
StellarOne Corp.	117	1,460
Univest Corporation of Pennsylvania	88	1,455
Kite Realty Group Trust	291	1,452
Bancorp, Inc.*	153	1,446
Stewart Information Services Corp.	94	1,443
Hudson Valley Holding Corp.	79	1,430
Camden National Corp.	39	1,428
BancFirst Corp.	34	1,425
Westwood Holdings Group, Inc.	38	1,416
WSFS Financial Corp.	35	1,414
Provident New York Bancorp	179	1,359
INTL FCStone, Inc.*	70	1,355
Taylor Capital Group, Inc.*	82	1,344
Federal Agricultural Mortgage Corp. — Class C	51	1,338
German American Bancorp, Inc.	65	1,333
Eagle Bancorp, Inc.*	84	1,323
Territorial Bancorp, Inc.	58	1,321
Summit Hotel Properties, Inc.	156	1,306
Agree Realty Corp.	59	1,306
EverBank Financial Corp.*	120	1,304
MainSource Financial Group, Inc.	110	1,301
GFI Group, Inc.	364	1,296
FXCM, Inc. — Class A	110	1,294
Bryn Mawr Bank Corp.	60	1,264
Arrow Financial Corp.	52	1,257
Franklin Financial Corp.*	76	1,250
Cowen Group, Inc. — Class A*	466	1,240
Global Indemnity plc — Class A*	61	1,235
Financial Institutions, Inc.	73	1,232
Trico Bancshares	80	1,232
First Connecticut Bancorp, Inc.	91	1,229
OmniAmerican Bancorp, Inc.*	57	1,222
Virginia Commerce Bancorp, Inc.*	144	1,214
First Interstate Bancsystem, Inc. — Class A	85	1,210
Heritage Financial Corp.	82	1,201
RAIT Financial Trust	259	1,197
Golub Capital BDC, Inc.	79	1,192
Select Income REIT*	50	1,188
First of Long Island Corp.	41	1,188
Peoples Bancorp, Inc.	54	1,187
Baldwin & Lyons, Inc. — Class B	51	1,185
United Financial Bancorp, Inc.	82	1,179
First Community Bancshares, Inc.	81	1,169
Calamos Asset Management, Inc. — Class A	102	1,168
Gyrodyne Company of America, Inc.*	10	1,143
Citizens & Northern Corp.	60	1,143
Phoenix Companies, Inc.*	610	1,129
Presidential Life Corp.	114	1,121
CoBiz Financial, Inc.	179	1,121
One Liberty Properties, Inc.	59	1,111
Northfield Bancorp, Inc.	78	1,108
Medley Capital Corp.	92	1,108
Centerstate Banks, Inc.	154	1,101
OceanFirst Financial Corp.	76	1,091
Republic Bancorp, Inc. — Class A	49	1,090
Washington Banking Co.	77	1,070
State Auto Financial Corp.	76	1,068
Enterprise Financial Services Corp.	97	1,063
Bank Mutual Corp.	241	1,063
CNB Financial Corp.	65	1,060
Medallion Financial Corp.	99	1,051
Chatham Lodging Trust	73	1,042
Bridge Bancorp, Inc.	44	1,038

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Westfield Financial, Inc.	141	$1,029
National Bankshares, Inc.	34	1,024
Diamond Hill Investment Group, Inc.	13	1,018
Doral Financial Corp.*	676	1,014
Terreno Realty Corp.	67	1,012
Manning & Napier, Inc. — Class A	71	1,010
BofI Holding, Inc.*	51	1,008
Bank of Marin Bancorp	27	999
Southwest Bancorp, Inc.*	103	969
Fox Chase Bancorp, Inc.	67	967
Gladstone Commercial Corp.	58	966
Parkway Properties, Inc.	84	961
Pacific Capital Bancorp*	21	960
1st United Bancorp, Inc.*	154	956
Arlington Asset Investment Corp. — Class A	44	955
Encore Bancshares, Inc.*	46	949
Edelman Financial Group, Inc.	109	948
American National Bankshares, Inc.	40	942
SeaBright Holdings, Inc.	105	933
First Financial Holdings, Inc.	87	933
GSV Capital Corp.*	100	930
Thomas Properties Group, Inc.	170	925
American Safety Insurance Holdings Ltd.*	48	900
Home Loan Servicing Solutions Ltd.	67	898
Ames National Corp.	39	897
National Interstate Corp.	33	877
Gladstone Capital Corp.	111	876
Gladstone Investment Corp.	117	865
MidWestOne Financial Group, Inc.	40	860
MetroCorp Bancshares, Inc.*	80	854
Pacific Continental Corp.	96	852
Home Federal Bancorp, Inc.	81	851
Oppenheimer Holdings, Inc. — Class A	54	849
Guaranty Bancorp*	400	844
SWS Group, Inc.*	158	842
Metro Bancorp, Inc.*	70	842
Ladenburg Thalmann Financial Services, Inc.*	544	838
BankFinancial Corp.	111	836
THL Credit, Inc.	62	835
Mission West Properties, Inc.	96	828
Bank of Kentucky Financial Corp.	31	826
First California Financial Group, Inc.*	120	826
Park Sterling Corp.*	175	824
First Defiance Financial Corp.	48	822
Solar Senior Capital Ltd.	48	811
Walker & Dunlop, Inc.*	63	810
C&F Financial Corp.	20	803
Preferred Bank/Los Angeles CA*	60	802
First Bancorp, Inc.	47	799
Kohlberg Capital Corp.	110	799
Penns Woods Bancorp, Inc.	20	796
West Bancorporation, Inc.	83	789
Western Asset Mortgage Capital Corp.*	40	780
Peapack Gladstone Financial Corp.	50	776
NGP Capital Resources Co.	109	772
Kearny Financial Corp.	78	756
Whitestone REIT — Class B	54	746
Merchants Bancshares, Inc.	27	744
Fidus Investment Corp.	49	743
Bridge Capital Holdings*	46	743
UMH Properties, Inc.	69	740
Kaiser Federal Financial Group, Inc.	50	739
Kansas City Life Insurance Co.	21	739
Mercantile Bank Corp.*	40	738
ESB Financial Corp.	55	726
Alliance Financial Corp.	21	721
Bar Harbor Bankshares	20	720
AV Homes, Inc.*	49	714
First Pactrust Bancorp, Inc.	60	712
First Bancorp	80	711
Center Bancorp, Inc.	63	709
Marlin Business Services Corp.	43	705
Homeowners Choice, Inc.	40	704
Ares Commercial Real Estate Corp.	40	699
Heritage Commerce Corp.*	107	696
SI Financial Group, Inc.	60	690
Home Bancorp, Inc.*	40	685
Consolidated-Tomoka Land Co.	23	662
New Mountain Finance Corp.	46	653
First Financial Northwest, Inc.*	80	650
FNB United Corp.*	50	650
Northrim BanCorp, Inc.	30	645
Heritage Financial Group, Inc.	50	644
HomeStreet, Inc.*	20	640
New York Mortgage Trust, Inc.	90	635
Sierra Bancorp	64	634
Meridian Interstate Bancorp, Inc.*	45	626
Harris & Harris Group, Inc.*	164	623
Farmers National Banc Corp.	100	623
Suffolk Bancorp*	48	623
MidSouth Bancorp, Inc.	44	620
Zillow, Inc. — Class A*	16	618
Nicholas Financial, Inc.	48	615
Heritage Oaks Bancorp*	110	613
Hingham Institution for Savings	10	605
FBR & Co.*	217	601
Gramercy Capital Corporation*	240	600
Seacoast Banking Corporation of Florida*	391	590
Provident Financial Holdings, Inc.	50	577
Sun Bancorp, Inc.*	212	572
Artio Global Investors, Inc. — Class A	163	571
Investors Title Co.	10	569
Asta Funding, Inc.	60	562
Crawford & Co. — Class B	137	560
Hallmark Financial Services*	70	546
Century Bancorp, Inc. — Class A	18	535
Horizon Bancorp	20	526

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Access National Corp.	40	$524
ESSA Bancorp, Inc.	48	518
BSB Bancorp, Inc.*	40	510
Eastern Insurance Holdings, Inc.	30	510
Middleburg Financial Corp.	30	510
Donegal Group, Inc. — Class A	38	505
FX Alliance, Inc.*	32	503
Peoples Federal Bancshares, Inc.*	30	501
JMP Group, Inc.	81	501
Horizon Technology Finance Corp.	30	495
Regional Management Corp.*	30	494
Cape Bancorp, Inc.*	58	482
TCP Capital Corp.	30	434
Fidelity Southern Corp.	50	432
Capital City Bank Group, Inc.	58	427
Enterprise Bancorp, Inc.	26	426
Independence Holding Co.	43	424
Clifton Savings Bancorp, Inc.	40	416
Pacific Mercantile Bancorp*	60	415
EMC Insurance Group, Inc.	20	404
NASB Financial, Inc.*	20	397
Resource America, Inc. — Class A	60	383
Gain Capital Holdings, Inc.	75	374
First Marblehead Corp.*	304	356
Tree.com, Inc.*	30	343
Charter Financial Corp.	35	340
Universal Insurance Holdings, Inc.	99	338
Roma Financial Corp.	39	332
MicroFinancial, Inc.	40	324
Fortegra Financial Corp.*	34	272
CIFC Corp.*	34	251
Pzena Investment Management, Inc. — Class A	48	213
Cascade Bancorp*	32	190
Berkshire Bancorp, Inc.*	20	176
Capital Bank Corp.*	73	166
First Federal Bancshares of Arkansas, Inc.*	20	162
Waterstone Financial, Inc.*	40	152
California First National Bancorp	9	141
Green Bankshares, Inc.*	60	100
Crescent Financial Bancshares, Inc.*	10	45
Total Financials		1,284,936

INFORMATION TECHNOLOGY - 11.0%
Parametric Technology Corp.*	635	13,311
Wright Express Corp.*	202	12,468
Ultimate Software Group, Inc.*	136	12,121
CommVault Systems, Inc.*	239	11,848
Aspen Technology, Inc.*	496	11,483
CoStar Group, Inc.*	138	11,206
Cirrus Logic, Inc.*	341	10,188
ADTRAN, Inc.	337	10,173
QLIK Technologies, Inc.*	450	9,954
FEI Co.*	197	9,425
Cymer, Inc.*	159	9,374
MAXIMUS, Inc.	179	9,263
ACI Worldwide, Inc.*	208	9,196
Convergys Corp.	618	9,128
Aruba Networks, Inc.*	595	8,954
Hittite Microwave Corp.*	170	8,690
Microsemi Corp.*	465	8,598
Ciena Corp.*	520	8,511
Semtech Corp.*	345	8,390
Arris Group, Inc.*	597	8,304
Quest Software, Inc.*	296	8,244
MKS Instruments, Inc.	274	7,927
Anixter International, Inc.	149	7,903
Sourcefire, Inc.*	151	7,761
CACI International, Inc. — Class A*	141	7,758
Fair Isaac Corp.	181	7,653
VirnetX Holding Corp.*	217	7,649
ViaSat, Inc.*	202	7,630
3D Systems Corp.*	223	7,613
Plantronics, Inc.	225	7,515
Universal Display Corp.*	206	7,403
Mentor Graphics Corp.*	492	7,380
Cavium, Inc.*	260	7,280
Cognex Corp.	229	7,247
Finisar Corp.*	482	7,211
International Rectifier Corp.*	360	7,196
Intersil Corp. — Class A	670	7,136
Cardtronics, Inc.*	234	7,069
Veeco Instruments, Inc.*	205	7,044
NETGEAR, Inc.*	203	7,006
QLogic Corp.*	510	6,982
InterDigital, Inc.	234	6,905
ValueClick, Inc.*	421	6,899
Progress Software Corp.*	328	6,845
DealerTrack Holdings, Inc.*	226	6,805
JDA Software Group, Inc.*	228	6,769
Comverse Technology, Inc.*	1,160	6,751
Sapient Corp.	647	6,515
j2 Global, Inc.	246	6,499
OSI Systems, Inc.*	102	6,460
Tellabs, Inc.	1,930	6,427
Tyler Technologies, Inc.*	159	6,416
Littelfuse, Inc.	110	6,258
MicroStrategy, Inc. — Class A*	48	6,233
RF Micro Devices, Inc.*	1,465	6,226
Entegris, Inc.*	721	6,157
Liquidity Services, Inc.*	120	6,143
VistaPrint N.V.*	190	6,137
Heartland Payment Systems, Inc.	204	6,136
Acxiom Corp.*	406	6,135
Blackbaud, Inc.	235	6,032
Power Integrations, Inc.	150	5,595
LivePerson, Inc.*	292	5,566
WebMD Health Corp. — Class A*	270	5,538
Stratasys, Inc.*	111	5,500
Monster Worldwide, Inc.*	640	5,440

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

TiVo, Inc.*	657	$5,433
Coherent, Inc.*	124	5,369
OpenTable, Inc.*	119	5,356
Plexus Corp.*	182	5,131
Syntel, Inc.	82	4,977
Synaptics, Inc.*	173	4,953
TriQuint Semiconductor, Inc.*	885	4,868
Manhattan Associates, Inc.*	103	4,708
SYNNEX Corp.*	136	4,691
Standard Microsystems Corp.*	126	4,648
Bankrate, Inc.*	248	4,561
Euronet Worldwide, Inc.*	266	4,554
SS&C Technologies Holdings, Inc.*	182	4,550
Advent Software, Inc.*	167	4,527
Unisys Corp.*	230	4,497
Ultratech, Inc.*	141	4,442
NIC, Inc.	343	4,356
ScanSource, Inc.*	142	4,351
Kenexa Corp.*	147	4,267
RealPage, Inc.*	184	4,261
Benchmark Electronics, Inc.*	304	4,241
Integrated Device Technology, Inc.*	752	4,226
Ancestry.com, Inc.*	153	4,212
Tessera Technologies, Inc.	273	4,196
Cornerstone OnDemand, Inc.*	176	4,191
NetScout Systems, Inc.*	194	4,188
EarthLink, Inc.	561	4,174
BroadSoft, Inc.*	142	4,112
Electronics for Imaging, Inc.*	245	3,981
Infinera Corp.*	582	3,981
Insight Enterprises, Inc.*	232	3,905
FARO Technologies, Inc.*	92	3,871
Take-Two Interactive Software, Inc.*	409	3,869
LogMeIn, Inc.*	120	3,662
OmniVision Technologies, Inc.*	274	3,661
ServiceSource International, Inc.*	263	3,643
Websense, Inc.*	194	3,634
Cabot Microelectronics Corp.	124	3,622
Diodes, Inc.*	192	3,604
Loral Space & Communications, Inc.	53	3,570
Rogers Corp.*	90	3,565
Sanmina-SCI Corp.*	429	3,514
RealD, Inc.*	234	3,501
ATMI, Inc.*	168	3,456
Verint Systems, Inc.*	117	3,453
Tangoe, Inc.*	162	3,452
MTS Systems Corp.	89	3,431
Web.com Group, Inc.*	186	3,408
Rambus, Inc.*	585	3,358
Brooks Automation, Inc.	353	3,332
Bottomline Technologies, Inc.*	183	3,303
GT Advanced Technologies, Inc.*	624	3,295
Emulex Corp.*	457	3,290
Monotype Imaging Holdings, Inc.*	196	3,287
Monolithic Power Systems, Inc.*	165	3,279
Digital River, Inc.*	191	3,174
ExlService Holdings, Inc.*	127	3,129
Volterra Semiconductor Corp.*	132	3,095
CSG Systems International, Inc.*	179	3,093
Active Network, Inc.*	200	3,078
Pegasystems, Inc.	93	3,067
comScore, Inc.*	183	3,012
Angie’s List, Inc.*	190	3,010
Ebix, Inc.	149	2,973
iGATE Corp.*	169	2,876
Mantech International Corp. — Class A	122	2,863
Comtech Telecommunications Corp.	100	2,858
Badger Meter, Inc.	76	2,854
Constant Contact, Inc.*	159	2,843
Guidewire Software, Inc.*	101	2,840
Advanced Energy Industries, Inc.*	210	2,818
Spansion, Inc. — Class A*	255	2,800
Rofin-Sinar Technologies, Inc.*	147	2,783
Park Electrochemical Corp.	107	2,769
Synchronoss Technologies, Inc.*	149	2,752
Measurement Specialties, Inc.*	84	2,731
Black Box Corp.	93	2,669
MEMC Electronic Materials, Inc.*	1,220	2,647
Ixia*	220	2,644
Harmonic, Inc.*	619	2,637
TTM Technologies, Inc.*	280	2,635
Entropic Communications, Inc.*	465	2,623
Blucora, Inc.*	210	2,587
Quantum Corp.*	1,242	2,521
Forrester Research, Inc.	74	2,506
Procera Networks, Inc.*	103	2,504
Global Cash Access Holdings, Inc.*	347	2,502
Micrel, Inc.	256	2,440
Super Micro Computer, Inc.*	153	2,427
Sonus Networks, Inc.*	1,128	2,425
Newport Corp.*	199	2,392
Lattice Semiconductor Corp.*	625	2,356
Accelrys, Inc.*	288	2,330
Cray, Inc.*	192	2,319
TNS, Inc.*	129	2,314
Responsys, Inc.*	190	2,303
Dice Holdings, Inc.*	241	2,263
DTS, Inc.*	84	2,191
Interactive Intelligence Group, Inc.*	77	2,172
Ceva, Inc.*	123	2,166
Mercury Computer Systems, Inc.*	167	2,159
InvenSense, Inc. — Class A*	189	2,136
Amkor Technology, Inc.*	421	2,054
United Online, Inc.	479	2,021
EPIQ Systems, Inc.	165	2,021
Opnet Technologies, Inc.	75	1,994
Brightpoint, Inc.*	368	1,991
Intermec, Inc.*	319	1,978
Ellie Mae, Inc.*	109	1,962
TeleTech Holdings, Inc.*	121	1,936

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Nanometrics, Inc.*	126	$1,935
Vocus, Inc.*	104	1,934
PROS Holdings, Inc.*	115	1,934
Photronics, Inc.*	317	1,934
OCZ Technology Group, Inc.*	360	1,908
Cass Information Systems, Inc.	47	1,892
Jive Software, Inc.*	90	1,889
Applied Micro Circuits Corp.*	328	1,876
Perficient, Inc.*	167	1,875
Move, Inc.*	205	1,868
Checkpoint Systems, Inc.*	212	1,847
ICG Group, Inc.*	198	1,832
Stamps.com, Inc.*	74	1,826
Internap Network Services Corp.*	280	1,823
Demand Media, Inc.*	162	1,814
Silicon Image, Inc.*	436	1,805
Actuate Corp.*	257	1,781
GSI Group, Inc.*	154	1,765
LTX-Credence Corp.*	259	1,735
SPS Commerce, Inc.*	57	1,732
Extreme Networks*	500	1,720
Calix, Inc.*	207	1,702
FormFactor, Inc.*	262	1,695
MIPS Technologies, Inc. — Class A*	253	1,688
SciQuest, Inc.*	93	1,670
Methode Electronics, Inc.	196	1,668
CIBER, Inc.*	385	1,659
CTS Corp.	175	1,649
QuinStreet, Inc.*	173	1,602
Power-One, Inc.*	354	1,600
MoneyGram International, Inc.*	109	1,591
Imperva, Inc.*	55	1,585
Glu Mobile, Inc.*	284	1,576
Exar Corp.*	191	1,559
Electro Rent Corp.	96	1,558
Sycamore Networks, Inc.*	106	1,539
Zygo Corp.*	86	1,536
Anaren, Inc.*	78	1,529
PLX Technology, Inc.*	239	1,518
Rudolph Technologies, Inc.*	171	1,491
Integrated Silicon Solution, Inc.*	146	1,473
STEC, Inc.*	187	1,459
Saba Software, Inc.*	157	1,457
Electro Scientific Industries, Inc.	123	1,454
Fabrinet*	114	1,431
IXYS Corp.*	127	1,419
KEMET Corp.*	235	1,412
Digi International, Inc.*	136	1,393
NVE Corp.*	25	1,344
Daktronics, Inc.	192	1,327
Envestnet, Inc.*	110	1,320
Symmetricom, Inc.*	220	1,318
Oplink Communications, Inc.*	97	1,312
Virtusa Corp.*	98	1,308
Cohu, Inc.	128	1,300
Deltek, Inc.*	112	1,298
LeCroy Corp.*	89	1,269
Globecomm Systems, Inc.*	124	1,257
Seachange International, Inc.*	151	1,243
VASCO Data Security International, Inc.*	151	1,235
EasyLink Services International
Corp. — Class A*	170	1,231
XO Group, Inc.*	138	1,224
PDF Solutions, Inc.*	124	1,224
Kopin Corp.*	353	1,214
Computer Task Group, Inc.*	81	1,214
Avid Technology, Inc.*	162	1,204
Keynote Systems, Inc.	79	1,173
Inphi Corp.*	123	1,166
Pericom Semiconductor Corp.*	129	1,161
ShoreTel, Inc.*	259	1,134
Multi-Fineline Electronix, Inc.*	46	1,133
Sigma Designs, Inc.*	173	1,104
CalAmp Corp.*	150	1,100
ExactTarget, Inc.*	50	1,093
KIT Digital, Inc.*	253	1,085
Silicon Graphics International Corp.*	169	1,085
Unwired Planet, Inc.*	462	1,063
RealNetworks, Inc.	119	1,028
SunPower Corp. — Class A*	210	1,010
Maxwell Technologies, Inc.*	152	997
AuthenTec, Inc.*	230	996
Imation Corp.*	167	987
Bel Fuse, Inc. — Class B	56	986
Supertex, Inc.*	52	980
American Software, Inc. — Class A	120	954
Parkervision, Inc.*	400	952
KVH Industries, Inc.*	76	950
Lionbridge Technologies, Inc.*	297	936
Limelight Networks, Inc.*	318	932
Intevac, Inc.*	123	925
Rubicon Technology, Inc.*	90	918
Infoblox, Inc.*	40	917
Aviat Networks, Inc.*	327	916
Bazaarvoice, Inc.*	50	910
Yelp, Inc. — Class A*	40	909
Richardson Electronics Ltd.	73	900
Callidus Software, Inc.*	180	896
Travelzoo, Inc.*	39	886
Vishay Precision Group, Inc.*	63	879
PRGX Global, Inc.*	107	851
IntraLinks Holdings, Inc.*	193	845
Immersion Corp.*	149	839
Zix Corp.*	322	837
Oclaro, Inc.*	275	836
Telular Corp.	90	832
Digimarc Corp.	32	821
Innodata, Inc.*	120	821
support.com, Inc.*	253	807
Ultra Clean Holdings*	125	804

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Millennial Media, Inc.*	60	$791
Alpha & Omega Semiconductor Ltd.*	86	787
Rosetta Stone, Inc.*	56	775
Datalink Corp.*	80	764
STR Holdings, Inc.*	163	743
Radisys Corp.*	118	741
Neonode, Inc.*	120	738
Hackett Group, Inc.*	132	735
FSI International, Inc.*	204	732
Ubiquiti Networks, Inc.*	51	727
Guidance Software, Inc.*	76	723
Demandware, Inc.*	30	711
DSP Group, Inc.*	112	710
Echelon Corp.*	199	693
Axcelis Technologies, Inc.*	570	684
AXT, Inc.*	172	679
ANADIGICS, Inc.*	375	679
Agilysys, Inc.*	77	668
Tessco Technologies, Inc.	30	662
PC-Telephone, Inc.	100	647
iPass, Inc.*	270	643
ModusLink Global Solutions, Inc.*	208	622
ePlus, Inc.*	19	615
Westell Technologies, Inc. — Class A*	257	612
Market Leader, Inc.*	120	610
Aeroflex Holding Corp.*	99	599
MaxLinear, Inc. — Class A*	118	585
Audience, Inc.*	30	578
MoSys, Inc.*	178	577
M/A-COM Technology Solutions Holdings, Inc.*	30	555
Intermolecular, Inc.*	71	550
Synacor, Inc.*	40	548
Carbonite, Inc.*	61	545
Mattson Technology, Inc.*	310	543
SRS Labs, Inc.*	60	540
Pervasive Software, Inc.*	70	524
TeleNav, Inc.*	83	509
Proofpoint, Inc.*	30	509
GSI Technology, Inc.*	106	502
QuickLogic Corp.*	200	502
AVG Technologies N.V.*	38	494
NeoPhotonics Corp.*	99	489
Numerex Corp. — Class A*	52	484
PC Connection, Inc.	45	478
Mindspeed Technologies, Inc.*	194	477
Mesa Laboratories, Inc.	10	465
QAD, Inc. — Class A*	31	441
FalconStor Software, Inc.*	167	436
Marchex, Inc. — Class A	119	430
EPAM Systems, Inc.*	25	425
Key Tronic Corp.*	50	412
Brightcove, Inc.*	27	412
Mattersight Corp.*	50	399
Aware, Inc.	60	387
TechTarget, Inc.*	76	383
Spark Networks, Inc.*	60	310
Envivio, Inc.*	40	256
Viasystems Group, Inc.*	15	255
Sapiens International Corporation N.V.*	70	252
MeetMe, Inc.*	94	221
Ambient Corp.*	10	55
Total Information Technology		1,056,241

INDUSTRIALS - 9.4%
Woodward, Inc.	363	14,316
Hexcel Corp.*	529	13,642
Alaska Air Group, Inc.*	374	13,427
CLARCOR, Inc.	264	12,713
Dollar Thrifty Automotive Group, Inc.*	146	11,821
Teledyne Technologies, Inc.*	189	11,652
US Airways Group, Inc.*	860	11,464
Acuity Brands, Inc.	224	11,404
Watsco, Inc.	154	11,364
Genesee & Wyoming, Inc. — Class A*	213	11,255
Chart Industries, Inc.*	162	11,139
Old Dominion Freight Line, Inc.*	255	11,039
HEICO Corp.	278	10,987
Esterline Technologies Corp.*	165	10,288
AO Smith Corp.	210	10,267
Acacia Research Corp.*	265	9,868
EMCOR Group, Inc.	353	9,821
Moog, Inc. — Class A*	235	9,717
Actuant Corp. — Class A	356	9,669
Middleby Corp.*	97	9,662
EnerSys*	255	8,943
Tetra Tech, Inc.*	336	8,763
Robbins & Myers, Inc.	203	8,489
Avis Budget Group, Inc.*	556	8,451
Portfolio Recovery Associates, Inc.*	90	8,213
Applied Industrial Technologies, Inc.	218	8,033
Belden, Inc.	240	8,004
Curtiss-Wright Corp.	249	7,731
USG Corp.*	394	7,505
Geo Group, Inc.*	328	7,453
Corporate Executive Board Co.	177	7,235
Hub Group, Inc. — Class A*	199	7,204
Brady Corp. — Class A	256	7,043
Barnes Group, Inc.	285	6,923
Healthcare Services Group, Inc.	357	6,919
Deluxe Corp.	266	6,634
Raven Industries, Inc.	94	6,542
JetBlue Airways Corp.*	1,234	6,540
Franklin Electric Company, Inc.	124	6,340
FTI Consulting, Inc.*	220	6,325
Simpson Manufacturing Company, Inc.	211	6,226
Atlas Air Worldwide Holdings, Inc.*	143	6,222
ACCO Brands Corp.*	601	6,214
Beacon Roofing Supply, Inc.*	246	6,204
Mueller Industries, Inc.	143	6,090
HNI Corp.	236	6,077

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Brink’s Co.	252	$5,841
Mine Safety Appliances Co.	144	5,795
United Stationers, Inc.	215	5,794
Herman Miller, Inc.	305	5,649
ABM Industries, Inc.	288	5,633
Werner Enterprises, Inc.	230	5,495
Titan International, Inc.	219	5,372
Allegiant Travel Co. — Class A*	77	5,365
RBC Bearings, Inc.*	113	5,345
Granite Construction, Inc.	201	5,248
TAL International Group, Inc.	156	5,224
Watts Water Technologies, Inc. — Class A	154	5,134
ESCO Technologies, Inc.	139	5,065
Forward Air Corp.	154	4,970
UniFirst Corp.	77	4,909
Knight Transportation, Inc.	306	4,893
First Solar, Inc.*	320	4,819
II-VI, Inc.*	279	4,651
MasTec, Inc.*	309	4,647
Advisory Board Co.*	91	4,513
Briggs & Stratton Corp.	257	4,495
Interline Brands, Inc.*	172	4,312
Spirit Airlines, Inc.*	220	4,281
Kaman Corp.	137	4,239
Interface, Inc. — Class A	305	4,157
Lindsay Corp.	64	4,154
Amerco, Inc.	46	4,139
Orbital Sciences Corp.*	316	4,083
AZZ, Inc.	66	4,043
Cubic Corp.	84	4,039
Tennant Co.	100	3,995
EnPro Industries, Inc.*	106	3,961
Huron Consulting Group, Inc.*	125	3,956
Swift Transportation Co. — Class A*	414	3,912
Universal Forest Products, Inc.	100	3,898
Blount International, Inc.*	256	3,750
Aircastle Ltd.	308	3,711
Aegion Corp. — Class A*	207	3,703
Steelcase, Inc. — Class A	402	3,630
Heartland Express, Inc.	253	3,620
On Assignment, Inc.*	226	3,606
Korn/Ferry International*	248	3,558
Kaydon Corp.	165	3,529
Exponent, Inc.*	66	3,487
Quanex Building Products Corp.	194	3,469
Encore Capital Group, Inc.*	116	3,436
Navigant Consulting, Inc.*	270	3,413
McGrath RentCorp	128	3,392
Knoll, Inc.	252	3,382
Trimas Corp.*	168	3,377
NACCO Industries, Inc. — Class A	29	3,371
TrueBlue, Inc.*	216	3,344
Dycom Industries, Inc.*	178	3,313
Sykes Enterprises, Inc.*	206	3,288
Ceradyne, Inc.	128	3,283
Astec Industries, Inc.*	106	3,252
Generac Holdings, Inc.*	131	3,152
Team, Inc.*	101	3,149
CIRCOR International, Inc.	92	3,136
G&K Services, Inc. — Class A	100	3,119
Insperity, Inc.	115	3,111
Rexnord Corp.*	150	3,006
Mobile Mini, Inc.*	205	2,952
DigitalGlobe, Inc.*	192	2,911
AAR Corp.	214	2,885
Mueller Water Products, Inc. — Class A	827	2,861
Standex International Corp.	67	2,852
Rush Enterprises, Inc. — Class A*	173	2,829
Resources Connection, Inc.	220	2,706
Albany International Corp. — Class A	142	2,657
American Science & Engineering, Inc.	47	2,653
Sun Hydraulics Corp.	107	2,599
Encore Wire Corp.	97	2,598
Titan Machinery, Inc.*	85	2,581
Textainer Group Holdings Ltd.	68	2,509
ICF International, Inc.*	105	2,503
RailAmerica, Inc.*	100	2,420
Wabash National Corp.*	365	2,416
Tutor Perini Corp.*	190	2,407
Apogee Enterprises, Inc.	149	2,394
Aerovironment, Inc.*	91	2,394
Gorman-Rupp Co.	80	2,384
H&E Equipment Services, Inc.*	156	2,345
Cascade Corp.	49	2,305
Altra Holdings, Inc.	145	2,288
InnerWorkings, Inc.*	165	2,232
Trex Company, Inc.*	74	2,227
Great Lakes Dredge & Dock Corp.	312	2,221
Sauer-Danfoss, Inc.	62	2,166
Greenbrier Companies, Inc.*	122	2,145
Higher One Holdings, Inc.*	174	2,126
Ennis, Inc.	137	2,107
Layne Christensen Co.*	101	2,090
Mistras Group, Inc.*	79	2,076
Griffon Corp.	240	2,059
John Bean Technologies Corp.	151	2,049
Kforce, Inc.*	152	2,046
Viad Corp.	102	2,040
GenCorp, Inc.*	313	2,038
Nortek, Inc.*	40	2,002
Global Power Equipment Group, Inc.	91	1,987
Comfort Systems USA, Inc.	194	1,944
Federal Signal Corp.*	331	1,933
Quad/Graphics, Inc.	133	1,913
MYR Group, Inc.*	112	1,911
DXP Enterprises, Inc.*	46	1,909
Primoris Services Corp.	159	1,908
Saia, Inc.*	85	1,861
AAON, Inc.	98	1,847

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Kelly Services, Inc. — Class A	138	$1,782
Hawaiian Holdings, Inc.*	271	1,764
SkyWest, Inc.	269	1,757
Arkansas Best Corp.	139	1,751
Celadon Group, Inc.	106	1,736
Marten Transport Ltd.	81	1,722
Standard Parking Corp.*	80	1,722
US Ecology, Inc.	97	1,721
Gibraltar Industries, Inc.*	165	1,713
Douglas Dynamics, Inc.	119	1,696
Heidrick & Struggles International, Inc.	94	1,645
Zipcar, Inc.*	140	1,642
RPX Corp.*	114	1,636
Powell Industries, Inc.*	43	1,606
Columbus McKinnon Corp.*	106	1,600
Thermon Group Holdings, Inc.*	77	1,595
Capstone Turbine Corp.*	1,576	1,592
Multi-Color Corp.	71	1,579
Taser International, Inc.*	293	1,535
Echo Global Logistics, Inc.*	80	1,525
XPO Logistics, Inc.*	90	1,512
Swisher Hygiene, Inc.*,1	594	1,503
Accuride Corp.*	248	1,488
Odyssey Marine Exploration, Inc.*	390	1,459
Kadant, Inc.*	62	1,454
FreightCar America, Inc.	63	1,447
GP Strategies Corp.*	78	1,441
Air Transport Services Group, Inc.*	276	1,435
Astronics Corp.*	50	1,412
Republic Airways Holdings, Inc.*	253	1,404
CAI International, Inc.*	70	1,392
LB Foster Co. — Class A	48	1,373
Kimball International, Inc. — Class B	171	1,317
American Railcar Industries, Inc.*	48	1,301
Dynamic Materials Corp.	75	1,300
Ameresco, Inc. — Class A*	106	1,265
Quality Distribution, Inc.*	114	1,264
Aceto Corp.	140	1,264
Kratos Defense & Security Solutions, Inc.*	216	1,261
CDI Corp.	76	1,246
GeoEye, Inc.*	80	1,238
Consolidated Graphics, Inc.*	42	1,220
Lydall, Inc.*	90	1,217
CBIZ, Inc.*	201	1,194
Wesco Aircraft Holdings, Inc.*	93	1,184
Roadrunner Transportation Systems, Inc.*	68	1,149
Northwest Pipe Co.*	46	1,116
Commercial Vehicle Group, Inc.*	129	1,112
Builders FirstSource, Inc.*	233	1,104
Insteel Industries, Inc.	97	1,082
Dolan Co.*	160	1,077
Michael Baker Corp.*	41	1,070
NCI Building Systems, Inc.*	96	1,040
Alamo Group, Inc.	33	1,035
Pacer International, Inc.*	185	1,003
Orion Marine Group, Inc.*	143	995
Houston Wire & Cable Co.	91	995
SeaCube Container Leasing Ltd.	58	990
Graham Corp.	53	987
American Superconductor Corp.*	206	968
American Reprographics Co.*	192	966
KEYW Holding Corp.*	96	964
NN, Inc.*	94	960
Furmanite Corp.*	197	957
EnerNOC, Inc.*	130	941
Miller Industries, Inc.	58	924
Sterling Construction Company, Inc.*	86	879
Schawk, Inc. — Class A	67	851
Park-Ohio Holdings Corp.*	44	837
PMFG, Inc.*	107	836
Twin Disc, Inc.	45	832
LMI Aerospace, Inc.*	47	817
CRA International, Inc.*	55	808
FuelCell Energy, Inc.*	799	807
Flow International Corp.*	253	797
American Woodmark Corp.*	46	787
Argan, Inc.	56	783
Patriot Transportation Holding, Inc.*	33	776
Casella Waste Systems, Inc. — Class A*	132	772
Rand Logistics, Inc.*	90	765
Intersections, Inc.	48	761
Acorn Energy, Inc.	90	749
Proto Labs, Inc.*	26	748
Franklin Covey Co.*	73	748
Hudson Global, Inc.*	178	742
LSI Industries, Inc.	103	733
Ampco-Pittsburgh Corp.	40	733
Courier Corp.	55	729
Vicor Corp.	104	722
Met-Pro Corp.	78	718
A123 Systems, Inc.*	569	717
EnergySolutions, Inc.*	419	708
Barrett Business Services, Inc.	33	698
Hurco Companies, Inc.*	34	697
Preformed Line Products Co.	12	695
Pike Electric Corp.*	87	672
TMS International Corp. — Class A*	67	668
API Technologies Corp.*	170	626
Heritage-Crystal Clean, Inc.*	37	605
Edgen Group, Inc. — Class A*	80	602
Energy Recovery, Inc.*	232	557
Cenveo, Inc.*	285	550
International Shipholding Corp.	29	547
Hardinge, Inc.	60	546
Asset Acceptance Capital Corp.*	80	544
AT Cross Co. — Class A*	51	503
Genco Shipping & Trading Ltd.*	165	503
TRC Companies, Inc.*	81	492

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Eastern Co.	30	$485
Metalico, Inc.*	216	475
VSE Corp.	19	452
WageWorks, Inc.*	30	452
NL Industries, Inc.	34	424
Sypris Solutions, Inc.	60	418
Coleman Cable, Inc.	46	400
Universal Truckload Services, Inc.	26	393
Hill International, Inc.*	120	384
Willis Lease Finance Corp.*	30	370
CPI Aerostructures, Inc.*	30	330
CECO Environmental Corp.	40	316
BlueLinx Holdings, Inc.*	130	306
PGT, Inc.*	100	303
Patrick Industries, Inc.*	20	255
Enphase Energy, Inc.*	40	249
SIFCO Industries, Inc.	10	230
Omega Flex, Inc.*	15	179
Compx International, Inc.	4	50
Total Industrials		902,213

CONSUMER DISCRETIONARY - 8.7%
Sotheby’s	358	11,943
Six Flags Entertainment Corp.	210	11,378
Coinstar, Inc.*	163	11,192
Rent-A-Center, Inc. — Class A	315	10,627
Life Time Fitness, Inc.*	226	10,511
Brunswick Corp.	470	10,444
Pool Corp.	251	10,156
Wolverine World Wide, Inc.	257	9,966
Dana Holding Corp.	777	9,953
Vail Resorts, Inc.	190	9,515
Cabela’s, Inc.*	250	9,452
Domino’s Pizza, Inc.	303	9,365
Cheesecake Factory, Inc.*	283	9,045
Warnaco Group, Inc.*	212	9,028
Tenneco, Inc.*	325	8,717
Express, Inc.*	471	8,557
Vitamin Shoppe, Inc.*	155	8,514
Buffalo Wild Wings, Inc.*	98	8,491
Pier 1 Imports, Inc.	509	8,363
HSN, Inc.	200	8,070
Hibbett Sports, Inc.*	139	8,022
Crocs, Inc.*	473	7,639
Aeropostale, Inc.*	428	7,630
Genesco, Inc.*	126	7,578
Men’s Wearhouse, Inc.	267	7,512
Collective Brands, Inc.*	317	6,790
Live Nation Entertainment, Inc.*	738	6,774
MDC Holdings, Inc.	204	6,665
Jack in the Box, Inc.*	238	6,635
ANN, Inc.*	259	6,602
Lions Gate Entertainment Corp.*	446	6,574
Strayer Education, Inc.	60	6,542
Iconix Brand Group, Inc.*	374	6,534
Steven Madden Ltd.*	205	6,509
Cracker Barrel Old Country Store, Inc.	102	6,406
Gaylord Entertainment Co.*	164	6,325
Select Comfort Corp.*	301	6,297
Meredith Corp.	195	6,227
Bob Evans Farms, Inc.	154	6,191
Saks, Inc.*	580	6,177
Fifth & Pacific Companies, Inc.*	575	6,170
Jos. A. Bank Clothiers, Inc.*	145	6,157
Children’s Place Retail Stores, Inc.*	123	6,129
Ryland Group, Inc.	237	6,062
Texas Roadhouse, Inc. — Class A	327	6,027
Buckle, Inc.	148	5,856
WMS Industries, Inc.*	290	5,785
Cooper Tire & Rubber Co.	328	5,753
Shutterfly, Inc.*	187	5,738
P.F. Chang’s China Bistro, Inc.	111	5,713
Helen of Troy Ltd.*	168	5,694
New York Times Co. — Class A*	722	5,632
Finish Line, Inc. — Class A	268	5,604
Regis Corp.	302	5,424
Group 1 Automotive, Inc.	118	5,381
Hillenbrand, Inc.	291	5,349
Monro Muffler Brake, Inc.	160	5,318
Francesca’s Holdings Corp.*	188	5,078
Meritage Homes Corp.*	147	4,989
Valassis Communications, Inc.*	226	4,916
Lumber Liquidators Holdings, Inc.*	144	4,866
Matthews International Corp. — Class A	149	4,841
Arbitron, Inc.	137	4,795
Penske Automotive Group, Inc.	224	4,758
BJ’s Restaurants, Inc.*	125	4,750
Zumiez, Inc.*	117	4,633
National CineMedia, Inc.	296	4,490
Grand Canyon Education, Inc.*	212	4,439
Papa John’s International, Inc.*	93	4,424
Cato Corp. — Class A	145	4,417
Marriott Vacations Worldwide Corp.*	140	4,337
Orient-Express Hotels Ltd. — Class A*	512	4,285
Jones Group, Inc.	434	4,149
Peet’s Coffee & Tea, Inc.*	68	4,083
Skechers U.S.A., Inc. — Class A*	200	4,074
Shuffle Master, Inc.*	286	3,947
KB Home	402	3,940
Interval Leisure Group, Inc.	205	3,897
Scholastic Corp.	137	3,858
Sturm Ruger & Company, Inc.	96	3,854
International Speedway Corp. — Class A	146	3,822
True Religion Apparel, Inc.	131	3,796
Churchill Downs, Inc.	64	3,763
Ascent Capital Group, Inc. — Class A*	72	3,726
American Axle & Manufacturing Holdings, Inc.*	351	3,682
Steiner Leisure Ltd.*	78	3,620
DineEquity, Inc.*	80	3,571
Standard Pacific Corp.*	574	3,553

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Columbia Sportswear Co.	65	$3,485
Asbury Automotive Group, Inc.*	147	3,482
CEC Entertainment, Inc.	95	3,455
Oxford Industries, Inc.	76	3,397
La-Z-Boy, Inc.*	276	3,392
iRobot Corp.*	148	3,278
Office Depot, Inc.*	1,497	3,234
K12, Inc.*	138	3,215
Belo Corp. — Class A	498	3,207
Sonic Corp.*	318	3,186
Dorman Products, Inc.*	126	3,161
Knology, Inc.*	160	3,147
Pinnacle Entertainment, Inc.*	326	3,136
Ameristar Casinos, Inc.	172	3,056
Fred’s, Inc. — Class A	198	3,027
AFC Enterprises, Inc.*	129	2,985
Sonic Automotive, Inc. — Class A	216	2,953
Stage Stores, Inc.	161	2,950
American Public Education, Inc.*	91	2,912
Brown Shoe Company, Inc.	224	2,892
Smith & Wesson Holding Corp.*	342	2,842
Stewart Enterprises, Inc. — Class A	395	2,820
Pep Boys-Manny Moe & Jack	283	2,802
Drew Industries, Inc.*	100	2,785
LeapFrog Enterprises, Inc. — Class A*	264	2,709
Core-Mark Holding Company, Inc.	56	2,696
American Greetings Corp. — Class A	182	2,661
Meritor, Inc.*	507	2,647
Scientific Games Corp. — Class A*	300	2,565
Lithia Motors, Inc. — Class A	111	2,559
Ethan Allen Interiors, Inc.	127	2,531
Capella Education Co.*	71	2,468
Sinclair Broadcast Group, Inc. — Class A	268	2,428
Barnes & Noble, Inc.*	147	2,420
Arctic Cat, Inc.*	66	2,413
Red Robin Gourmet Burgers, Inc.*	79	2,410
Maidenform Brands, Inc.*	119	2,370
OfficeMax, Inc.*	456	2,307
Ruby Tuesday, Inc.*	337	2,295
Movado Group, Inc.	91	2,277
Blue Nile, Inc.*	76	2,258
Denny’s Corp.*	508	2,256
Caesars Entertainment Corp.*	197	2,246
Vera Bradley, Inc.*	105	2,213
Cost Plus, Inc.*	100	2,200
JAKKS Pacific, Inc.	137	2,193
Harte-Hanks, Inc.	237	2,166
Hot Topic, Inc.	223	2,161
Boyd Gaming Corp.*	290	2,088
G-III Apparel Group Ltd.*	88	2,085
rue21, Inc.*	82	2,070
Callaway Golf Co.	344	2,033
Multimedia Games Holding Company, Inc.*	145	2,030
RadioShack Corp.	520	1,997
Krispy Kreme Doughnuts, Inc.*	311	1,987
Superior Industries International, Inc.	121	1,981
Bridgepoint Education, Inc.*	89	1,940
Biglari Holdings, Inc.*	5	1,932
Tumi Holdings, Inc.*	110	1,925
Blyth, Inc.	55	1,901
Cavco Industries, Inc.*	36	1,846
Career Education Corp.*	270	1,806
Digital Generation, Inc.*	146	1,806
Bravo Brio Restaurant Group, Inc.*	100	1,783
Amerigon, Inc.*	154	1,769
NutriSystem, Inc.	151	1,746
National Presto Industries, Inc.	25	1,744
Beazer Homes USA, Inc.*	532	1,729
Modine Manufacturing Co.*	245	1,698
M/I Homes, Inc.*	97	1,680
Mattress Firm Holding Corp.*	55	1,667
Town Sports International Holdings, Inc.*	124	1,648
Libbey, Inc.*	106	1,629
Quiksilver, Inc.*	694	1,617
America’s Car-Mart, Inc.*	41	1,593
Winnebago Industries, Inc.*	154	1,569
Shoe Carnival, Inc.	73	1,569
MDC Partners, Inc. — Class A	137	1,554
Destination Maternity Corp.	71	1,534
Universal Technical Institute, Inc.	113	1,527
Wet Seal, Inc. — Class A*	481	1,520
Hovnanian Enterprises, Inc. — Class A*	524	1,520
EW Scripps Co. — Class A*	158	1,518
Standard Motor Products, Inc.	105	1,478
Caribou Coffee Company, Inc.*	111	1,433
Marcus Corp.	104	1,431
Exide Technologies*	412	1,384
Carmike Cinemas, Inc.*	90	1,319
Fuel Systems Solutions, Inc.*	78	1,302
PetMed Express, Inc.	107	1,301
Perry Ellis International, Inc.*	62	1,287
Conn’s, Inc.*	85	1,258
Fisher Communications, Inc.*	42	1,256
Ruth’s Hospitality Group, Inc.*	185	1,221
Citi Trends, Inc.*	79	1,220
Corinthian Colleges, Inc.*	411	1,188
Skullcandy, Inc.*	83	1,174
Haverty Furniture Companies, Inc.	105	1,173
Journal Communications, Inc. — Class A*	225	1,161
World Wrestling Entertainment, Inc. — Class A	147	1,150
bebe stores, Inc.	195	1,145
Stein Mart, Inc.*	142	1,129
Federal-Mogul Corp.*	100	1,100
Fiesta Restaurant Group, Inc.*	83	1,098
CSS Industries, Inc.	53	1,089
Speedway Motorsports, Inc.	61	1,032

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

MarineMax, Inc.*	108	$1,027
Black Diamond, Inc.*	107	1,011
Stoneridge, Inc.*	148	1,008
Universal Electronics, Inc.*	76	1,001
Central European Media Enterprises Ltd. — Class A*	196	996
Rentrak Corp.*	48	991
West Marine, Inc.*	83	975
Education Management Corp.*	140	973
Tuesday Morning Corp.*	221	948
Talbots, Inc.*	375	945
hhgregg, Inc.*	83	939
Spartan Motors, Inc.	179	938
Benihana, Inc. — Class A	56	902
Cumulus Media, Inc. — Class A*	293	882
VOXX International Corp. — Class A*	92	857
Kirkland’s, Inc.*	76	855
Mac-Gray Corp.	59	831
Unifi, Inc.*	72	815
Weyco Group, Inc.	35	811
Tilly’s, Inc. — Class A*	50	803
Lincoln Educational Services Corp.	123	800
Casual Male Retail Group, Inc.*	219	795
Steinway Musical Instruments, Inc.*	32	784
Entercom Communications Corp. — Class A*	128	771
Body Central Corp.*	83	747
Gordmans Stores, Inc.*	45	743
Luby’s, Inc.*	106	710
Vitacost.com, Inc.*	120	708
Hooker Furniture Corp.	60	707
Saga Communications, Inc. — Class A*	19	705
Winmark Corp.	12	703
Jamba, Inc.*	352	690
Lifetime Brands, Inc.	55	686
McClatchy Co. — Class A*	310	682
Johnson Outdoors, Inc. — Class A*	33	680
Isle of Capri Casinos, Inc.*	109	673
Carriage Services, Inc. — Class A	80	666
Big 5 Sporting Goods Corp.	88	665
Systemax, Inc.*	55	650
Global Sources Ltd.*	98	647
ReachLocal, Inc.*	58	638
Red Lion Hotels Corp.*	73	631
Bassett Furniture Industries, Inc.	60	619
RG Barry Corp.	45	612
Teavana Holdings, Inc.*	45	609
Kenneth Cole Productions, Inc. — Class A*	40	602
Cherokee, Inc.	43	599
REX American Resources Corp.*	30	586
MTR Gaming Group, Inc.*	120	570
Morgans Hotel Group Co.*	121	569
Frisch’s Restaurants, Inc.	20	567
Outdoor Channel Holdings, Inc.	77	563
Einstein Noah Restaurant Group, Inc.	32	562
Ignite Restaurant Group, Inc.*	30	543
Culp, Inc.	50	513
Bon-Ton Stores, Inc.	64	500
Carrols Restaurant Group, Inc.*	83	493
Sealy Corp.*	266	492
1-800-Flowers.com, Inc. — Class A*	141	492
New York & Company, Inc.*	141	491
Martha Stewart Living Omnimedia — Class A	144	490
Reading International, Inc. — Class A*	90	487
Delta Apparel, Inc.*	35	478
LIN TV Corp. — Class A*	156	471
Geeknet, Inc.*	23	456
Collectors Universe, Inc.	30	440
Orbitz Worldwide, Inc.*	120	438
K-Swiss, Inc. — Class A*	138	425
Overstock.com, Inc.*	61	422
Monarch Casino & Resort, Inc.*	46	420
Bluegreen Corp.*	80	397
Flexsteel Industries, Inc.	20	396
Nexstar Broadcasting Group, Inc. — Class A*	57	384
Premier Exhibitions, Inc.*	140	378
Digital Domain Media Group, Inc.*	60	376
Shiloh Industries, Inc.	31	357
Marine Products Corp.	55	334
Entravision Communications Corp. — Class A	269	325
US Auto Parts Network, Inc.*	77	322
Tower International, Inc.*	30	315
Crown Media Holdings, Inc. — Class A*	180	315
CafePress, Inc.*	20	298
Nathan’s Famous, Inc.*	10	295
Salem Communications Corp. — Class A	50	274
Perfumania Holdings, Inc.*	30	249
National American University Holdings, Inc.	48	206
Orchard Supply Hardware Stores Corp. — Class A*	10	166
Beasley Broadcasting Group, Inc. — Class A*	20	118
Dial Global, Inc.*	23	76
Value Line, Inc.	6	71
Total Consumer Discretionary		834,829

HEALTH CARE - 8.4%
Pharmacyclics, Inc.*	287	15,672
Cepheid, Inc.*	349	15,617
HMS Holdings Corp.*	458	15,255
Questcor Pharmaceuticals, Inc.*	283	15,066
Vivus, Inc.*	524	14,954
athenahealth, Inc.*	187	14,804
Seattle Genetics, Inc.*	502	12,745
Cubist Pharmaceuticals, Inc.*	333	12,624
Align Technology, Inc.*	377	12,613

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

WellCare Health Plans, Inc.*	232	$12,295
HealthSouth Corp.*	504	11,722
Alkermes plc*	649	11,014
Medicis Pharmaceutical Corp. — Class A	304	10,381
Arena Pharmaceuticals, Inc.*	1,039	10,369
Owens & Minor, Inc.	335	10,261
Haemonetics Corp.*	134	9,931
Jazz Pharmaceuticals plc*	214	9,632
STERIS Corp.	305	9,567
West Pharmaceutical Services, Inc.	182	9,189
PAREXEL International Corp.*	318	8,978
ViroPharma, Inc.*	368	8,722
Centene Corp.*	269	8,113
Volcano Corp.*	280	8,021
Impax Laboratories, Inc.*	352	7,135
Theravance, Inc.*	320	7,110
Par Pharmaceutical Companies, Inc.*	193	6,975
MWI Veterinary Supply, Inc.*	67	6,886
Auxilium Pharmaceuticals, Inc.*	256	6,884
Immunogen, Inc.*	403	6,762
HeartWare International, Inc.*	75	6,660
Medicines Co.*	288	6,607
Magellan Health Services, Inc.*	144	6,528
Cyberonics, Inc.*	145	6,516
Isis Pharmaceuticals, Inc.*	530	6,360
Air Methods Corp.*	63	6,190
Chemed Corp.	100	6,044
Dendreon Corp.*	810	5,994
Masimo Corp.*	264	5,908
Quality Systems, Inc.	211	5,805
NuVasive, Inc.*	226	5,731
Neogen Corp.*	122	5,636
PSS World Medical, Inc.*	266	5,583
Ironwood Pharmaceuticals, Inc. — Class A*	393	5,416
Luminex Corp.*	219	5,364
Insulet Corp.*	250	5,343
Acorda Therapeutics, Inc.*	210	4,948
Nektar Therapeutics*	608	4,907
PDL BioPharma, Inc.	735	4,873
Amsurg Corp. — Class A*	162	4,857
Spectrum Pharmaceuticals, Inc.*	312	4,855
MAKO Surgical Corp.*	186	4,763
DexCom, Inc.*	359	4,653
Akorn, Inc.*	295	4,652
Hanger, Inc.*	176	4,513
Wright Medical Group, Inc.*	210	4,484
Endologix, Inc.*	290	4,478
Meridian Bioscience, Inc.	215	4,399
NxStage Medical, Inc.*	258	4,324
Exelixis, Inc.*	780	4,313
Abaxis, Inc.*	115	4,255
ArthroCare Corp.*	144	4,216
Halozyme Therapeutics, Inc.*	475	4,209
MedAssets, Inc.*	311	4,183
Orthofix International N.V.*	99	4,084
InterMune, Inc.*	340	4,063
ABIOMED, Inc.*	178	4,062
Idenix Pharmaceuticals, Inc.*	394	4,058
CONMED Corp.	146	4,040
Analogic Corp.	65	4,030
Dynavax Technologies Corp.*	921	3,979
IPC The Hospitalist Company, Inc.*	87	3,943
Optimer Pharmaceuticals, Inc.*	253	3,927
NPS Pharmaceuticals, Inc.*	450	3,875
Molina Healthcare, Inc.*	161	3,777
Integra LifeSciences Holdings Corp.*	101	3,755
Medidata Solutions, Inc.*	113	3,692
Rigel Pharmaceuticals, Inc.*	381	3,543
Team Health Holdings, Inc.*	146	3,517
Bio-Reference Labs, Inc.*	130	3,416
Momenta Pharmaceuticals, Inc.*	249	3,366
ICU Medical, Inc.*	63	3,363
Conceptus, Inc.*	168	3,330
Computer Programs & Systems, Inc.	58	3,319
Accretive Health, Inc.*	299	3,277
Exact Sciences Corp.*	297	3,184
Merit Medical Systems, Inc.*	218	3,011
Cantel Medical Corp.	107	2,916
Landauer, Inc.	50	2,867
Alnylam Pharmaceuticals, Inc.*	245	2,859
Genomic Health, Inc.*	85	2,839
Greatbatch, Inc.*	125	2,839
OraSure Technologies, Inc.*	252	2,832
AVANIR Pharmaceuticals, Inc. — Class A*	720	2,822
HealthStream, Inc.*	107	2,782
Neurocrine Biosciences, Inc.*	348	2,753
Kindred Healthcare, Inc.*	280	2,752
Ensign Group, Inc.	96	2,714
MModal, Inc.*	208	2,700
Emeritus Corp.*	159	2,676
Invacare Corp.	172	2,654
Omnicell, Inc.*	180	2,635
Accuray, Inc.*	381	2,606
Opko Health, Inc.*	564	2,594
National Healthcare Corp.	56	2,533
AVEO Pharmaceuticals, Inc.*	206	2,505
Sequenom, Inc.*	607	2,464
Affymax, Inc.*	191	2,460
Lexicon Pharmaceuticals, Inc.*	1,048	2,358
Curis, Inc.*	421	2,273
Quidel Corp.*	144	2,258
Sunrise Senior Living, Inc.*	308	2,245
Metropolitan Health Networks, Inc.*	229	2,192
eResearchTechnology, Inc.*	265	2,117
Acadia Healthcare Company, Inc.*	120	2,105
SciClone Pharmaceuticals, Inc.*	300	2,103
ZIOPHARM Oncology, Inc.*	351	2,088
Universal American Corp.*	196	2,064

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

ExamWorks Group, Inc.*	154	$2,037
Spectranetics Corp.*	178	2,033
Synageva BioPharma Corp.*	50	2,028
Santarus, Inc.*	284	2,014
Emergent Biosolutions, Inc.*	132	2,000
Amedisys, Inc.*	156	1,942
MAP Pharmaceuticals, Inc.*	128	1,917
Navidea Biopharmaceuticals, Inc.*	506	1,882
Select Medical Holdings Corp.*	185	1,870
Arqule, Inc.*	311	1,844
Triple-S Management Corp. — Class B*	100	1,828
Natus Medical, Inc.*	156	1,813
AMAG Pharmaceuticals, Inc.*	117	1,802
Hi-Tech Pharmacal Company, Inc.*	55	1,782
Threshold Pharmaceuticals, Inc.*	240	1,776
Tornier N.V.*	79	1,771
Antares Pharma, Inc.*	480	1,747
Orexigen Therapeutics, Inc.*	315	1,745
Affymetrix, Inc.*	370	1,735
Achillion Pharmaceuticals, Inc.*	278	1,724
PharMerica Corp.*	156	1,704
BioScrip, Inc.*	228	1,694
Aegerion Pharmaceuticals, Inc.*	114	1,692
Symmetry Medical, Inc.*	196	1,682
Depomed, Inc.*	295	1,679
Fluidigm Corp.*	111	1,669
Array BioPharma, Inc.*	468	1,624
Celldex Therapeutics, Inc.*	309	1,604
Capital Senior Living Corp.*	149	1,579
US Physical Therapy, Inc.	62	1,577
AngioDynamics, Inc.*	130	1,561
Enzon Pharmaceuticals, Inc.*	227	1,559
Ligand Pharmaceuticals, Inc. — Class B*	92	1,558
Progenics Pharmaceuticals, Inc.*	157	1,535
Sangamo Biosciences, Inc.*	277	1,529
Obagi Medical Products, Inc.*	99	1,512
Pacira Pharmaceuticals, Inc.*	93	1,492
Vanguard Health Systems, Inc.*	167	1,485
Clovis Oncology, Inc.*	68	1,474
Corvel Corp.*	30	1,470
Staar Surgical Co.*	188	1,461
Raptor Pharmaceutical Corp.*	259	1,448
Vical, Inc.*	401	1,444
Cambrex Corp.*	152	1,430
LHC Group, Inc.*	84	1,425
Oncothyreon, Inc.*	304	1,423
Assisted Living Concepts, Inc. — Class A	99	1,408
SurModics, Inc.*	81	1,401
Healthways, Inc.*	172	1,373
MannKind Corp.*	595	1,363
Infinity Pharmaceuticals, Inc.*	99	1,342
Unilife Corp.*	394	1,332
AMN Healthcare Services, Inc.*	217	1,287
Endocyte, Inc.*	155	1,274
Immunomedics, Inc.*	351	1,253
Geron Corp.*	698	1,201
Omeros Corp.*	120	1,200
XenoPort, Inc.*	192	1,160
Sun Healthcare Group, Inc.*	136	1,138
Cadence Pharmaceuticals, Inc.*	315	1,125
Dyax Corp.*	523	1,114
RTI Biologics, Inc.*	293	1,102
Synta Pharmaceuticals Corp.*	200	1,094
Gentiva Health Services, Inc.*	157	1,088
Vascular Solutions, Inc.*	86	1,080
XOMA Corp.*	360	1,080
Cynosure, Inc. — Class A*	51	1,079
Vocera Communications, Inc.*	40	1,072
Rockwell Medical Technologies, Inc.*	114	1,061
BioCryst Pharmaceuticals, Inc.*	264	1,051
Corcept Therapeutics, Inc.*	233	1,046
Synergy Pharmaceuticals, Inc.*	220	1,045
Atrion Corp.	5	1,025
Medtox Scientific, Inc.*	38	1,024
Astex Pharmaceuticals*	487	1,018
OncoGenex Pharmaceutical, Inc.*	73	981
Solta Medical, Inc.*	328	961
NewLink Genetics Corp.*	64	959
Novavax, Inc.*	614	958
Osiris Therapeutics, Inc.*	87	954
IRIS International, Inc.*	84	949
Cerus Corp.*	282	936
Pain Therapeutics, Inc.*	199	933
Providence Service Corp.*	66	905
Young Innovations, Inc.	26	897
Merge Healthcare, Inc.*	313	895
Palomar Medical Technologies, Inc.*	105	893
Amicus Therapeutics, Inc.*	159	875
Pozen, Inc.*	140	874
Almost Family, Inc.*	39	871
Maxygen, Inc.*	145	864
PhotoMedex, Inc.*	70	851
Sagent Pharmaceuticals, Inc.*	47	850
Cardiovascular Systems, Inc.*	85	832
Epocrates, Inc.*	102	818
Furiex Pharmaceuticals, Inc.*	39	817
Anika Therapeutics, Inc.*	60	815
ImmunoCellular Therapeutics Ltd.*	210	788
Cytori Therapeutics, Inc.*	287	775
Horizon Pharma, Inc.*	108	770
Trius Therapeutics, Inc.*	131	755
Biotime, Inc.*	164	754
Allos Therapeutics, Inc.*	416	745
CryoLife, Inc.*	142	743
Repros Therapeutics, Inc.*	80	726
Integramed America, Inc.*	50	693
AtriCure, Inc.*	72	692
Five Star Quality Care, Inc.*	225	691
Repligen Corp.*	160	688
Keryx Biopharmaceuticals, Inc.*	377	679

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Exactech, Inc.*	40	$671
Utah Medical Products, Inc.	20	671
Greenway Medical Technologies*	41	669
Hansen Medical, Inc.*	292	663
Vanda Pharmaceuticals, Inc.*	147	647
Rochester Medical Corp.*	60	646
Chindex International, Inc.*	65	637
Cross Country Healthcare, Inc.*	144	629
Agenus, Inc.*	120	629
Dusa Pharmaceuticals, Inc.*	118	616
Targacept, Inc.*	142	611
Skilled Healthcare Group, Inc. — Class A*	96	603
Merrimack Pharmaceuticals, Inc.*	80	582
Ampio Pharmaceuticals, Inc.*	114	579
Alphatec Holdings, Inc.*	291	535
Discovery Laboratories, Inc.*	230	534
SIGA Technologies, Inc.*	183	525
Codexis, Inc.*	137	512
GTx, Inc.*	141	498
ChemoCentryx, Inc.*	33	495
Anacor Pharmaceuticals, Inc.*	76	493
BioDelivery Sciences International, Inc.*	110	493
Zogenix, Inc.*	194	481
Zeltiq Aesthetics, Inc.*	85	476
Derma Sciences, Inc.*	50	476
Harvard Bioscience, Inc.*	126	475
EnteroMedics, Inc.*	130	449
Transcept Pharmaceuticals, Inc.*	68	422
National Research Corp.	8	419
Pacific Biosciences of California, Inc.*	192	417
Biospecifics Technologies Corp.*	22	413
PDI, Inc.*	50	412
Sunesis Pharmaceuticals, Inc.*	143	410
Sucampo Pharmaceuticals, Inc. — Class A*	57	401
Cumberland Pharmaceuticals, Inc.*	60	388
BG Medicine, Inc.*	53	370
Pernix Therapeutics Holdings*	49	357
Lannett Company, Inc.*	84	356
Coronado Biosciences, Inc.*	70	354
Verastem, Inc.*	33	337
Ventrus Biosciences, Inc.*	70	299
Mediware Information Systems*	20	292
Cornerstone Therapeutics, Inc.*	40	253
Cempra, Inc.*	22	206
Acura Pharmaceuticals, Inc.*	60	188
Supernus Pharmaceuticals, Inc.*	20	187
Biolase, Inc.*	1	2
Total Health Care		812,481

ENERGY - 3.8%
Dril-Quip, Inc.*	213	13,970
Energy XXI Bermuda Ltd.	413	12,922
Kodiak Oil & Gas Corp.*	1,389	11,403
Berry Petroleum Co. — Class A	276	10,946
Oasis Petroleum, Inc.*	425	10,277
Rosetta Resources, Inc.*	275	10,076
Lufkin Industries, Inc.	177	9,614
Helix Energy Solutions Group, Inc.*	553	9,075
Arch Coal, Inc.	1,120	7,716
Bristow Group, Inc.	184	7,483
Hornbeck Offshore Services, Inc.*	188	7,291
SemGroup Corp. — Class A*	221	7,056
McMoRan Exploration Co.*	540	6,842
Western Refining, Inc.	299	6,659
Targa Resources Corp.	155	6,619
Stone Energy Corp.*	260	6,588
Key Energy Services, Inc.*	799	6,072
Gulfport Energy Corp.*	294	6,065
Clean Energy Fuels Corp.*	353	5,472
Cloud Peak Energy, Inc.*	322	5,445
Bill Barrett Corp.*	251	5,376
Northern Oil and Gas, Inc.*	337	5,372
Carrizo Oil & Gas, Inc.*	206	4,843
Gulfmark Offshore, Inc. — Class A*	142	4,834
ION Geophysical Corp.*	700	4,613
Forest Oil Corp.*	620	4,545
Exterran Holdings, Inc.*	344	4,386
C&J Energy Services, Inc.*	231	4,274
Comstock Resources, Inc.*	253	4,154
Swift Energy Co.*	221	4,113
GeoResources, Inc.*	112	4,100
Contango Oil & Gas Co.*	67	3,966
Approach Resources, Inc.*	155	3,959
PDC Energy, Inc.*	159	3,899
Nordic American Tankers Ltd.	280	3,800
Ship Finance International Ltd.	243	3,798
Halcon Resources Corp.*	370	3,493
Quicksilver Resources, Inc.*	620	3,360
Magnum Hunter Resources Corp.*	773	3,231
Crosstex Energy, Inc.	215	3,010
Hercules Offshore, Inc.*	836	2,960
TETRA Technologies, Inc.*	410	2,923
Parker Drilling Co.*	622	2,805
OYO Geospace Corp.*	31	2,790
Newpark Resources, Inc.*	470	2,773
W&T Offshore, Inc.	181	2,769
Vaalco Energy, Inc.*	304	2,624
Pioneer Drilling Co.*	324	2,582
Rex Energy Corp.*	229	2,567
Energy Partners Ltd.*	147	2,484
Rentech, Inc.*	1,205	2,482
Solazyme, Inc.*	177	2,460
Resolute Energy Corp.*	251	2,402
Heckmann Corp.*	704	2,380
Forum Energy Technologies, Inc.*	120	2,363
CVR Energy, Inc.*	88	2,339
Gulf Island Fabrication, Inc.	73	2,059
Tesco Corp.*	163	1,956
Goodrich Petroleum Corp.*	136	1,885

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

PHI, Inc.*	67	$1,863
Penn Virginia Corp.	237	1,740
Endeavour International Corp.*	202	1,697
FX Energy, Inc.*	281	1,672
Harvest Natural Resources, Inc.*	192	1,642
Basic Energy Services, Inc.*	158	1,631
Venoco, Inc.*	155	1,552
Matrix Service Co.*	136	1,544
Teekay Tankers Ltd. — Class A	333	1,518
Vantage Drilling Co.*	1,006	1,509
Clayton Williams Energy, Inc.*	31	1,500
Delek US Holdings, Inc.	85	1,495
Cal Dive International, Inc.*	507	1,470
Petroquest Energy, Inc.*	294	1,470
Overseas Shipholding Group, Inc.	130	1,444
BPZ Resources, Inc.*	552	1,397
Abraxas Petroleum Corp.*	434	1,384
Willbros Group, Inc.*	210	1,357
Triangle Petroleum Corp.*	233	1,300
Midstates Petroleum Company, Inc.*	130	1,262
KiOR, Inc. — Class A*	141	1,262
Scorpio Tankers, Inc.*	194	1,240
Frontline Ltd.	269	1,227
GasLog Ltd.*	120	1,218
Sanchez Energy Corp.*	56	1,165
Mitcham Industries, Inc.*	67	1,137
Knightsbridge Tankers Ltd.	132	1,074
RigNet, Inc.*	61	1,061
Panhandle Oil and Gas, Inc. — Class A	35	1,055
Uranium Energy Corp.*	445	1,019
Natural Gas Services Group, Inc.*	65	963
Warren Resources, Inc.*	374	898
Callon Petroleum Co.*	210	895
Dawson Geophysical Co.*	37	881
Bonanza Creek Energy, Inc.*	52	865
Green Plains Renewable Energy, Inc.*	132	824
Apco Oil and Gas International, Inc.	44	794
ATP Oil & Gas Corp.*	232	784
TGC Industries, Inc.*	80	777
Miller Energy Resources, Inc.*	155	775
Matador Resources Co.*	72	773
Evolution Petroleum Corp.*	87	726
Amyris, Inc.*	163	722
Synergy Resources Corp.*	210	647
Global Geophysical Services, Inc.*	105	643
Gastar Exploration Ltd.*	314	606
Bolt Technology Corp.	40	600
Patriot Coal Corp.*	490	598
Saratoga Resources, Inc.*	100	588
ZaZa Energy Corp.*	130	588
CREDO Petroleum Corp.*	40	579
Isramco, Inc.*	5	550
Gevo, Inc.*	110	547
Crimson Exploration, Inc.*	112	514
Uranerz Energy Corp.*	352	510
Westmoreland Coal Co.*	56	451
Voyager Oil & Gas, Inc.*	253	445
Alon USA Energy, Inc.	51	431
Adams Resources & Energy, Inc.	10	419
Forbes Energy Services Ltd.*	80	376
Union Drilling, Inc.*	73	327
Hallador Energy Co.	37	314
Ceres, Inc.*	32	290
Renewable Energy Group, Inc.*	35	260
Total Energy		361,185

MATERIALS - 2.9%
Sensient Technologies Corp.	263	9,660
Eagle Materials, Inc.	243	9,074
Olin Corp.	427	8,920
Coeur d’Alene Mines Corp.*	474	8,324
HB Fuller Co.	266	8,166
Louisiana-Pacific Corp.*	723	7,866
Chemtura Corp.*	524	7,598
Hecla Mining Co.	1,507	7,159
PolyOne Corp.	473	6,471
Innophos Holdings, Inc.	110	6,211
Buckeye Technologies, Inc.	205	5,841
Minerals Technologies, Inc.	91	5,804
Worthington Industries, Inc.	276	5,649
Schweitzer-Mauduit International, Inc.	82	5,587
Kaiser Aluminum Corp.	105	5,443
SunCoke Energy, Inc.*	370	5,420
Stillwater Mining Co.*	609	5,201
Resolute Forest Products*	430	4,979
Balchem Corp.	151	4,924
Graphic Packaging Holding Co.*	884	4,862
Georgia Gulf Corp.	182	4,672
Texas Industries, Inc.	114	4,447
Globe Specialty Metals, Inc.	325	4,365
Calgon Carbon Corp.*	304	4,323
Stepan Co.	44	4,144
Clearwater Paper Corp.*	119	4,060
Gold Resource Corp.	154	4,002
Kraton Performance Polymers, Inc.*	173	3,790
American Vanguard Corp.	142	3,776
AMCOL International Corp.	133	3,765
PH Glatfelter Co.	226	3,700
Schnitzer Steel Industries, Inc. — Class A	130	3,643
Innospec, Inc.*	122	3,612
Koppers Holdings, Inc.	106	3,604
RTI International Metals, Inc.*	158	3,576
Deltic Timber Corp.	58	3,537
Boise, Inc.	530	3,487
AK Steel Holding Corp.	580	3,405
KapStone Paper and Packaging Corp.*	210	3,329
OM Group, Inc.*	175	3,325
Haynes International, Inc.	64	3,260
LSB Industries, Inc.*	102	3,153
McEwen Mining, Inc.*	1,045	3,146
A. Schulman, Inc.	156	3,097

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Quaker Chemical Corp.	66	$3,050
Myers Industries, Inc.	173	2,969
TPC Group, Inc.*	68	2,513
Materion Corp.	108	2,487
Flotek Industries, Inc.*	259	2,419
Horsehead Holding Corp.*	235	2,341
Wausau Paper Corp.	233	2,267
Neenah Paper, Inc.	84	2,242
Ferro Corp.*	453	2,174
Century Aluminum Co.*	275	2,016
Hawkins, Inc.	48	1,833
Omnova Solutions, Inc.*	242	1,825
Tredegar Corp.	124	1,805
Headwaters, Inc.*	323	1,663
Paramount Gold and Silver Corp.*	686	1,646
Golden Star Resources Ltd.*	1,368	1,587
Zep, Inc.	112	1,538
Zagg, Inc.*	139	1,516
Universal Stainless & Alloy*	36	1,480
Noranda Aluminum Holding Corp.	171	1,361
Zoltek Companies, Inc.*	145	1,309
ADA-ES, Inc.*	50	1,269
Landec Corp.*	133	1,138
US Antimony Corp.*	280	1,131
General Moly, Inc.*	353	1,108
FutureFuel Corp.	105	1,104
Gold Reserve, Inc. — Class A*	280	977
Metals USA Holdings Corp.*	61	971
Arabian American Development Co.*	100	969
AEP Industries, Inc.*	22	958
AM Castle & Co.*	86	913
Vista Gold Corp.*	307	893
Midway Gold Corp.*	602	837
Spartech Corp.*	159	822
KMG Chemicals, Inc.	41	790
Olympic Steel, Inc.	48	788
US Silica Holdings, Inc.*	62	698
Golden Minerals Co.*	146	658
UFP Technologies, Inc.*	30	507
Revett Minerals, Inc.*	137	451
GSE Holding, Inc.*	42	444
Chase Corp.	32	422
United States Lime & Minerals, Inc.*	9	420
Handy & Harman Ltd.*	28	377
Total Materials		283,063

CONSUMER STAPLES - 2.3%
United Natural Foods, Inc.*	253	13,880
Casey’s General Stores, Inc.	205	12,092
TreeHouse Foods, Inc.*	189	11,772
Hain Celestial Group, Inc.*	199	10,952
Darling International, Inc.*	618	10,191
Harris Teeter Supermarkets, Inc.	232	9,510
Lancaster Colony Corp.	97	6,906
B&G Foods, Inc. — Class A	256	6,809
PriceSmart, Inc.	99	6,683
Snyders-Lance, Inc.	233	5,879
SUPERVALU, Inc.	1,120	5,802
Universal Corp.	123	5,699
Sanderson Farms, Inc.	116	5,315
Elizabeth Arden, Inc.*	128	4,967
Boston Beer Company, Inc. — Class A*	41	4,961
Rite Aid Corp.*	3,482	4,875
Fresh Del Monte Produce, Inc.	205	4,811
Vector Group Ltd.	275	4,681
Post Holdings, Inc.*	150	4,613
J&J Snack Foods Corp.	78	4,610
Prestige Brands Holdings, Inc.*	269	4,253
Andersons, Inc.	96	4,095
WD-40 Co.	81	4,035
Spectrum Brands Holdings, Inc.*	116	3,778
Star Scientific, Inc.*	768	3,502
Tootsie Roll Industries, Inc.	125	2,983
Cal-Maine Foods, Inc.	75	2,933
Smart Balance, Inc.*	309	2,902
Weis Markets, Inc.	58	2,582
Pilgrim’s Pride Corp.*	319	2,281
Central Garden and Pet Co. — Class A*	204	2,222
Spartan Stores, Inc.	113	2,049
Diamond Foods, Inc.	113	2,016
Susser Holdings Corp.*	54	2,007
Pantry, Inc.*	123	1,808
Harbinger Group, Inc.*	220	1,714
Dole Food Company, Inc.*	187	1,642
Alliance One International, Inc.*	464	1,605
Calavo Growers, Inc.	62	1,586
Inter Parfums, Inc.	85	1,468
Medifast, Inc.*	73	1,437
Village Super Market, Inc. — Class A	44	1,434
Nash Finch Co.	63	1,353
Coca-Cola Bottling Company Consolidated	21	1,350
Schiff Nutrition International, Inc.*	74	1,328
USANA Health Sciences, Inc.*	31	1,275
Seneca Foods Corp. — Class A*	47	1,264
Annie’s, Inc.*	30	1,256
Chiquita Brands International, Inc.*	240	1,200
Ingles Markets, Inc. — Class A	65	1,042
Roundy’s, Inc.	101	1,031
Central European Distribution Corp.*	348	995
Chefs’ Warehouse, Inc.*	54	975
National Beverage Corp.*	60	896
Revlon, Inc. — Class A*	62	882
Nature’s Sunshine Products, Inc.	56	846
Omega Protein Corp.*	101	743
John B Sanfilippo & Son, Inc.*	40	714
Nutraceutical International Corp.*	46	702
Limoneira Co.	39	633
Oil-Dri Corporation of America	27	591
Female Health Co.	100	587
Alico, Inc.	19	580

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Griffin Land & Nurseries, Inc.	19	$532
Orchids Paper Products Co.	30	530
Synutra International, Inc.*	90	486
Inventure Foods, Inc.*	70	441
Craft Brew Alliance, Inc.*	53	434
Westway Group, Inc.*	60	359
Arden Group, Inc. — Class A	4	349
Farmer Bros Co.*	36	287
Lifeway Foods, Inc.	23	239
Total Consumer Staples		223,240

UTILITIES - 2.3%
Cleco Corp.	322	13,468
Piedmont Natural Gas Company, Inc.	374	12,040
IDACORP, Inc.	269	11,319
WGL Holdings, Inc.	271	10,772
Portland General Electric Co.	402	10,716
Southwest Gas Corp.	239	10,432
New Jersey Resources Corp.	223	9,725
UIL Holdings Corp.	266	9,539
ALLETE, Inc.	201	8,402
South Jersey Industries, Inc.	163	8,308
UNS Energy Corp.	216	8,297
Avista Corp.	309	8,249
PNM Resources, Inc.	421	8,226
Atlantic Power Corp.	600	7,686
Black Hills Corp.	229	7,367
NorthWestern Corp.	191	7,010
El Paso Electric Co.	211	6,997
GenOn Energy, Inc.*	4,080	6,977
Northwest Natural Gas Co.	146	6,950
MGE Energy, Inc.	122	5,771
CH Energy Group, Inc.	79	5,190
Empire District Electric Co.	225	4,748
Laclede Group, Inc.	114	4,538
Otter Tail Corp.	194	4,437
American States Water Co.	104	4,116
California Water Service Group	219	4,045
Chesapeake Utilities Corp.	51	2,230
Unitil Corp.	73	1,935
Ormat Technologies, Inc.	89	1,904
SJW Corp.	74	1,777
Middlesex Water Co.	83	1,577
Connecticut Water Service, Inc.	46	1,333
York Water Co.	68	1,217
Delta Natural Gas Company, Inc.	40	869
Artesian Resources Corp. — Class A	39	840
Genie Energy Ltd. — Class B	80	622
Consolidated Water Company Ltd.	74	613
Cadiz, Inc.*	73	526
American DG Energy, Inc.*	130	295
Total Utilities		221,063

TELECOMMUNICATION SERVICES - 0.6%
AboveNet, Inc.*	124	10,415
Cogent Communications Group, Inc.*	250	4,813
Cincinnati Bell, Inc.*	1,042	3,877
Consolidated Communications
Holdings, Inc.	158	2,338
Iridium Communications, Inc.*	260	2,330
Premiere Global Services, Inc.*	264	2,215
Neutral Tandem, Inc.*	148	1,951
Leap Wireless International, Inc.*	284	1,825
Shenandoah Telecommunications Co.	126	1,715
Vonage Holdings Corp.*	842	1,692
Atlantic Tele-Network, Inc.	48	1,619
General Communication, Inc. — Class A*	194	1,612
8x8, Inc.*	378	1,588
SureWest Communications	73	1,538
magicJack VocalTec Ltd.*	80	1,520
USA Mobility, Inc.	117	1,505
NTELOS Holdings Corp.	78	1,470
Towerstream Corp.*	247	1,025
Hawaiian Telcom Holdco, Inc.*	50	976
Cbeyond, Inc.*	143	968
Boingo Wireless, Inc.*	81	941
Primus Telecommunications Group, Inc.	60	934
Pendrell Corp.*	813	911
inContact, Inc.*	167	837
IDT Corp. — Class B	82	804
HickoryTech Corp.	69	767
Lumos Networks Corp.	78	737
Fairpoint Communications, Inc.*	109	670
ORBCOMM, Inc.*	192	626
Total Telecommunication Services		54,219
Total Common Stocks
(Cost $5,398,675)		6,033,470
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	13	—
Total Warrants
(Cost $–)		—
RIGHTS†† - 0.0%
Hampton Roads Bankshares, Inc.
Expires 09/30/12	20	8
Total Rights
(Cost $25)		8
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	40	706
Total Closed-End Funds
(Cost $762)		706

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
russell 2000® 1.5x strategy fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 – 26.7%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[3]	$1,133,283	$1,133,283
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	538,985	538,985
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	447,671	447,671
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	447,671	447,671
Total Repurchase Agreements
(Cost $2,567,610)		2,567,610
Total Investments - 89.4%
(Cost $7,967,072)		$8,601,794
Other Assets & Liabilities, net - 10.6%		1,015,877
Total Net Assets - 100.0%		$9,617,671

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $318,880)	4	$14,283

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[4]
(Notional Value $6,251,642)	7,829	$91,804
Credit Suisse Capital, LLC
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[4]
(Notional Value $1,466,122)	1,836	41,510
Goldman Sachs International
July 2012 Russell 2000 Index Swap,
Terminating 07/27/12[4]
(Notional Value $356,290)	446	15,104
(Total Notional Value $8,074,054)		$148,418

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Security was acquired through a private placement.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[4]	Total Return based on Russell 2000 Index +/− financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

russell 2000® 1.5x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $5,399,462)	$6,034,184
Repurchase agreements, at value
(cost $2,567,610)	2,567,610
Total investments
(cost $7,967,072)	8,601,794
Segregated cash with broker	354,020
Unrealized appreciation on swap agreements	148,418
Receivable for swap settlement	59,437
Receivables:
Fund shares sold	676,449
Variation margin	10,120
Dividends	6,932
Securities sold	1,925
Interest	14
Total assets	9,859,109
Liabilities:
Overdraft due to custodian bank	687
Payable for:
Fund shares redeemed	210,269
Management fees	5,661
Transfer agent and administrative fees	1,572
Investor service fees	1,572
Portfolio accounting fees	629
Miscellaneous	21,048
Total liabilities	241,438
Net assets	$9,617,671
Net assets consist of:
Paid in capital	$18,629,412
Accumulated net investment loss	(53,220)
Accumulated net realized loss on investments	(9,755,944)
Net unrealized appreciation on investments	797,423
Net assets	$9,617,671
Capital shares outstanding	323,139
Net asset value per share	$29.76

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment income:
Dividends (net of foreign withholding tax of $59)	$52,710
Interest	1,948
Total investment income	54,658

Expenses:
Management fees	51,907
Transfer agent and administrative fees	14,419
Investor service fees	14,419
Portfolio accounting fees	5,767
Professional fees	8,181
Licensing fees	7,108
Custodian fees	1,399
Trustees’ fees*	532
Miscellaneous	3,650
Total expenses	107,382
Net investment loss	(52,724)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(251,620)
Swap agreements	362,350
Futures contracts	(87,454)
Foreign currency	(5)
Net realized gain	23,271
Net change in unrealized appreciation (depreciation) on:
Investments	534,816
Swap agreements	221,340
Futures contracts	10,147
Net change in unrealized appreciation (depreciation)	766,303
Net realized and unrealized gain	789,574
Net increase in net assets resulting from operations	$736,850

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

russell 2000® 1.5x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(52,724)	$(194,511)
Net realized gain (loss) on investments	23,271	(1,405,717)
Net change in unrealized appreciation (depreciation) on investments	766,303	(856,858)
Net increase (decrease) in net assets resulting from operations	736,850	(2,457,086)

Capital share transactions:
Proceeds from sale of shares	41,883,846	123,646,020
Cost of shares redeemed	(44,024,717)	(127,453,330)
Net decrease from capital share transactions	(2,140,871)	(3,807,310)
Net decrease in net assets	(1,404,021)	(6,264,396)

Net assets:
Beginning of period	11,021,692	17,286,088
End of period	$9,617,671	$11,021,692
Accumulated net investment loss at end of period	$(53,220)	$(496)

Capital share activity:
Shares sold	1,389,672	4,208,817
Shares redeemed	(1,478,633)	(4,364,441)
Net decrease in shares	(88,961)	(155,624)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

russell 2000® 1.5x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$26.75	$30.45	$22.08	$16.57	$34.20	$41.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.45)	(.27)	(.14)	.01	.49
Net gain (loss) on investments (realized and unrealized)	3.15	(3.25)	8.64	5.65	(17.58)	(3.26)
Total from investment operations	3.01	(3.70)	8.37	5.51	(17.57)	(2.77)
Less distributions from:
Net investment income	—	—	—	—	(.06)	(.96)
Net realized gains	—	—	—	—	—	(3.21)
Total distributions	—	—	—	—	(.06)	(4.17)
Net asset value, end of period	$29.76	$26.75	$30.45	$22.08	$16.57	$34.20

Total Return[c]	11.29%	(12.18%)	37.85%	33.31%	(51.36%)	(6.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,618	$11,022	$17,286	$10,587	$13,978	$21,879
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(1.49%)	(1.11%)	(0.83%)	0.05%	1.16%
Total expenses	1.86%	1.81%	1.74%	1.74%	1.68%	1.66%
Portfolio turnover rate	303%	65%	249%	376%	490%	354%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE RUSSELL 2000® STRATEGY Fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
inverse russell 2000® strategy fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 39.3%
Federal Farm Credit Bank[1]
0.08% due 07/31/12	$600,000	$599,960
0.08% due 08/24/12	300,000	299,978
Total Federal Farm Credit Bank		899,938
Fannie Mae[2]
0.02% due 07/09/12	400,000	399,998
Farmer Mac[1]
0.06% due 07/03/12	200,000	199,999
Total Federal Agency Discount Notes
(Cost $1,499,922)		1,499,935

REPURCHASE AGREEMENTS††,3 - 28.7%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	754,742	754,742
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	128,927	128,927
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	107,085	107,085
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	107,085	107,085
Total Repurchase Agreements
(Cost $1,097,839)		1,097,839
Total Investments - 68.0%
(Cost $2,597,761)		$2,597,774
Other Assets & Liabilities, net - 32.0%		1,222,828
Total Net Assets - 100.0%		$3,820,602

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,116,080)	14	$(39,202)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
July 2012 Russell 2000 Index Swap,
Terminating 07/27/12[5]
(Notional Value $342,072)	428	$(14,499)
Barclays Bank plc
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[5]
(Notional Value $874,108)	1,095	(16,272)
Credit Suisse Capital, LLC
July 2012 Russell 2000 Index Swap,
Terminating 07/31/12[5]
(Notional Value $1,464,131)	1,834	(27,301)
(Total Notional Value $2,680,311)		$(58,072)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[5]	Total Return based on Russell 2000 Index +/− financing at a variable rate.

plc — Public Limited Company

112 | the RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse russell 2000® strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $1,499,922)	$1,499,935
Repurchase agreements, at value
(cost $1,097,839)	1,097,839
Total investments
(cost $2,597,761)	2,597,774
Segregated cash with broker	60,000
Receivables:
Fund shares sold	1,284,634
Interest	6
Total assets	3,942,414
Liabilities:
Unrealized depreciation on swap agreements	58,072
Payable for:
Fund shares redeemed	27,230
Variation margin	26,667
Management fees	3,385
Transfer agent and administrative fees	940
Investor service fees	940
Portfolio accounting fees	376
Miscellaneous	4,202
Total liabilities	121,812
Net assets	$3,820,602
Net assets consist of:
Paid in capital	$19,777,630
Accumulated net investment loss	(39,623)
Accumulated net realized loss on investments	(15,820,144)
Net unrealized depreciation on investments	(97,261)
Net assets	$3,820,602
Capital shares outstanding	222,757
Net asset value per share	$17.15

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$2,091
Total investment income	2,091

Expenses:
Management fees	20,417
Transfer agent and administrative fees	5,671
Investor service fees	5,671
Portfolio accounting fees	2,268
Professional fees	4,289
Licensing fees	2,268
Custodian fees	533
Trustees’ fees*	288
Miscellaneous	309
Total expenses	41,714
Net investment loss	(39,623)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(307,389)
Futures contracts	(193,098)
Net realized loss	(500,487)
Net change in unrealized appreciation (depreciation) on:
Investments	(20)
Swap agreements	(78,211)
Futures contracts	(42,873)
Net change in unrealized appreciation (depreciation)	(121,104)
Net realized and unrealized loss	(621,591)
Net decrease in net assets resulting from operations	$(661,214)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

inverse russell 2000® strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(39,623)	$(118,485)
Net realized loss on investments	(500,487)	(78,801)
Net change in unrealized appreciation (depreciation) on investments	(121,104)	(3,521)
Net decrease in net assets resulting from operations	(661,214)	(200,807)

Capital share transactions:
Proceeds from sale of shares	61,206,471	183,878,531
Cost of shares redeemed	(61,559,757)	(184,489,501)
Net decrease from capital share transactions	(353,286)	(610,970)
Net decrease in net assets	(1,014,500)	(811,777)

Net assets:
Beginning of period	4,835,102	5,646,879
End of period	$3,820,602	$4,835,102
Accumulated net investment loss at end of period	$(39,623)	$—

Capital share activity:
Shares sold	3,484,003	9,095,126
Shares redeemed	(3,513,436)	(9,115,056)
Net decrease in shares	(29,433)	(19,930)

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse russell 2000® strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$19.17	$20.75	$28.67	$42.70	$34.66	$34.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.36)	(.41)	(.56)	.08	1.10
Net gain (loss) on investments (realized and unrealized)	(1.87)	(1.22)	(7.51)	(13.47)	8.54	.76
Total from investment operations	(2.02)	(1.58)	(7.92)	(14.03)	8.62	1.86
Less distributions from:
Net investment income	—	—	—	—	(.58)	(1.81)
Total distributions	—	—	—	—	(.58)	(1.81)
Net asset value, end of period	$17.15	$19.17	$20.75	$28.67	$42.70	$34.66

Total Return[c]	(10.54%)	7.61%	(27.62%)	(32.86%)	24.69%	5.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,821	$4,835	$5,647	$11,433	$7,778	$11,535
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.77%)	(1.58%)	(1.60%)	0.22%	3.19%
Total expenses	1.84%	1.82%	1.73%	1.73%	1.69%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

FUND PROFILE (Unaudited)	June 30, 2012

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
International Business Machines Corp.	1.5%
Chevron Corp.	0.8%
3M Co.	0.7%
McDonald’s Corp.	0.7%
Exxon Mobil Corp.	0.7%
Caterpillar, Inc.	0.7%
Coca-Cola Co.	0.6%
United Technologies Corp.	0.6%
Boeing Co.	0.6%
Wal-Mart Stores, Inc.	0.5%
Top Ten Total	7.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
dow 2x strategy fund

	Shares	Value

COMMON STOCKS† - 13.4%

Industrials - 2.8%
3M Co.	1,060	$94,976
Caterpillar, Inc.	1,060	90,005
United Technologies Corp.	1,062	80,213
Boeing Co.	1,060	78,758
General Electric Co.	1,060	22,090
Total Industrials		366,042

Information Technology - 2.3%
International Business Machines Corp.	1,058	206,924
Microsoft Corp.	1,059	32,395
Intel Corp.	1,059	28,222
Hewlett-Packard Co.	1,060	21,317
Cisco Systems, Inc.	1,060	18,200
Total Information Technology		307,058

Consumer Staples - 1.9%
Coca-Cola Co.	1,060	82,881
Wal-Mart Stores, Inc.	1,060	73,903
Procter & Gamble Co.	1,059	64,864
Kraft Foods, Inc. — Class A	1,058	40,860
Total Consumer Staples		262,508

Energy - 1.5%
Chevron Corp.	1,060	111,830
Exxon Mobil Corp.	1,058	90,533
Total Energy		202,363

Consumer Discretionary - 1.5%
McDonald’s Corp.	1,062	94,019
Home Depot, Inc.	1,060	56,169
Walt Disney Co.	1,060	51,410
Total Consumer Discretionary		201,598

Financials - 1.3%
Travelers Companies, Inc.	1,060	67,670
American Express Co.	1,043	60,713
JPMorgan Chase & Co.	1,059	37,838
Bank of America Corp.	1,060	8,671
Total Financials		174,892

Health Care - 1.0%
Johnson & Johnson	1,059	71,546
Merck & Company, Inc.	1,060	44,255
Pfizer, Inc.	1,060	24,380
Total Health Care		140,181

Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,056	46,928
AT&T, Inc.	1,060	37,800
Total Telecommunication Services		84,728

Materials - 0.5%
EI du Pont de Nemours & Co.	1,060	53,604
Alcoa, Inc.	1,060	9,275
Total Materials		62,879
Total Common Stocks
(Cost $1,379,510)		1,802,249

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 83.3%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[2]	$3,494,099	3,494,099
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	2,909,675	2,909,675
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	2,416,724	2,416,724
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	2,416,724	2,416,724
Total Repurchase Agreements
(Cost $11,237,222)		11,237,222
Total Investments - 96.7%
(Cost $12,616,732)		$13,039,471
Other Assets & Liabilities, net - 3.3%		448,672
Total Net Assets - 100.0%		$13,488,143

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
dow 2x strategy fund

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $13,646,910)	213	$398,918

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2012 Dow Jones
Industrial Average Index Swap,
Terminating 07/27/12[3]
(Notional Value $5,628,269)	437	$151,771
Barclays Bank plc
July 2012 Dow Jones
Industrial Average Index Swap,
Terminating 07/31/12[3]
(Notional Value $4,651,358)	361	100,174
Credit Suisse Capital, LLC
July 2012 Dow Jones
Industrial Average Index Swap,
Terminating 07/31/12[3]
(Notional Value $1,329,514)	103	28,690
(Total Notional Value $11,609,141)		$280,635

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/− financing at a variable rate.

plc — Public Limited Company

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

dow 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $1,379,510)	$1,802,249
Repurchase agreements, at value
(cost $11,237,222)	11,237,222
Total investments
(cost $12,616,732)	13,039,471
Segregated cash with broker	1,042,500
Unrealized appreciation on swap agreements	280,635
Receivable for swap settlement	36,670
Receivables:
Variation margin	306,720
Fund shares sold	189,509
Dividends	5,532
Interest	65
Total assets	14,901,102
Liabilities:
Payable for:
Fund shares redeemed	1,379,214
Management fees	8,859
Transfer agent and administrative fees	2,461
Investor service fees	2,461
Portfolio accounting fees	984
Miscellaneous	18,980
Total liabilities	1,412,959
Net assets	$13,488,143
Net assets consist of:
Paid in capital	$35,426,667
Accumulated net investment loss	(20,093)
Accumulated net realized loss on investments	(23,020,723)
Net unrealized appreciation on investments	1,102,292
Net assets	$13,488,143
Capital shares outstanding	135,006
Net asset value per share	$99.91

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$105,996
Interest	2,487
Total investment income	108,483

Expenses:
Management fees	65,407
Transfer agent and administrative fees	18,169
Investor service fees	18,169
Portfolio accounting fees	7,267
Professional fees	9,110
Custodian fees	1,739
Trustees’ fees*	626
Miscellaneous	8,089
Total expenses	128,576
Net investment loss	(20,093)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	420,556
Swap agreements	960,967
Futures contracts	397,519
Net realized gain	1,779,042
Net change in unrealized appreciation (depreciation) on:
Investments	(474,196)
Swap agreements	365,723
Futures contracts	352,866
Net change in unrealized appreciation (depreciation)	244,393
Net realized and unrealized gain	2,023,435
Net increase in net assets resulting from operations	$2,003,342

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

dow 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(20,093)	$(21,497)
Net realized gain on investments	1,779,042	2,167,684
Net change in unrealized appreciation (depreciation) on investments	244,393	(1,067,172)
Net increase in net assets resulting from operations	2,003,342	1,079,015

Capital share transactions:
Proceeds from sale of shares	48,111,310	113,934,828
Cost of shares redeemed	(55,750,311)	(110,532,364)
Net increase (decrease) from capital share transactions	(7,639,001)	3,402,464
Net increase (decrease) in net assets	(5,635,659)	4,481,479

Net assets:
Beginning of period	19,123,802	14,642,323
End of period	$13,488,143	$19,123,802
Accumulated net investment loss at end of period	$(20,093)	$—

Capital share activity:
Shares sold	490,668	1,309,736
Shares redeemed	(570,088)	(1,274,404)
Net increase (decrease) in shares	(79,420)	35,332

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

dow 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$89.19	$81.76	$66.04	$48.25	$128.50	$134.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.14)	(.04)	.22	.75	1.80
Net gain (loss) on investments (realized and unrealized)	10.86	7.57	16.25	17.57	(80.10)	9.65
Total from investment operations	10.72	7.43	16.21	17.79	(79.35)	11.45
Less distributions from:
Net investment income	—	—	(.49)	—	(.90)	(1.50)
Net realized gains	—	—	—	—	—	(15.90)
Total distributions	—	—	(.49)	—	(.90)	(17.40)
Net asset value, end of period	$99.91	$89.19	$81.76	$66.04	$48.25	$128.50

Total Return[c]	12.02%	9.09%	24.58%	36.90%	(61.71%)	8.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,488	$19,124	$14,642	$19,859	$36,348	$44,825
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.16%)	(0.05%)	0.48%	0.90%	1.22%
Total expenses	1.77%	1.78%	1.73%	1.75%	1.68%	1.63%
Portfolio turnover rate	629%	587%	129%	80%	78%	105%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
inverse dow 2x strategy fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 46.4%
Federal Home Loan Bank[1]
0.04% due 07/02/12	$1,000,000	$999,999
Federal Farm Credit Bank[1]
0.08% due 07/31/12	1,000,000	999,933
Fannie Mae[2]
0.02% due 07/09/12	500,000	499,998
Farmer Mac[1]
0.06% due 07/03/12	100,000	100,000
Total Federal Agency Discount Notes
(Cost $2,599,930)		2,599,930

REPURCHASE AGREEMENTS††,3 - 73.1%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	2,515,609	2,515,609
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	594,016	594,016
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	493,379	493,379
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	493,379	493,379
Total Repurchase Agreements
(Cost $4,096,383)		4,096,383
Total Investments - 119.5%
(Cost $6,696,313)		$6,696,313
Other Assets & Liabilities, net - (19.5)%		(1,093,255)
Total Net Assets - 100.0%		$5,603,058

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2012 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $832,910)	13	$(11,839)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2012 Dow Jones
Industrial Average Index Swap,
Terminating 07/31/12[5]
(Notional Value $832,509)	65	$(17,948)
Credit Suisse Capital, LLC
July 2012 Dow Jones
Industrial Average Index Swap,
Terminating 07/31/12[5]
(Notional Value $5,209,511)	404	(112,418)
Goldman Sachs International
July 2012 Dow Jones
Industrial Average Index Swap,
Terminating 07/27/12[5]
(Notional Value $4,238,593)	329	(114,343)
(Total Notional Value $10,280,613)		$(244,709)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2012.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

inverse dow 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $2,599,930)	$2,599,930
Repurchase agreements, at value
(cost $4,096,383)	4,096,383
Total investments
(cost $6,696,313)	6,696,313
Segregated cash with broker	400,000
Receivables:
Interest	22
Total assets	7,096,335
Liabilities:
Unrealized depreciation on swap agreements	244,709
Payable for:
Fund shares redeemed	1,132,328
Swap settlement	66,869
Variation margin	22,993
Management fees	6,924
Transfer agent and administrative fees	1,923
Investor service fees	1,923
Portfolio accounting fees	769
Miscellaneous	14,839
Total liabilities	1,493,277
Net assets	$5,603,058
Net assets consist of:
Paid in capital	$33,499,411
Accumulated net investment loss	(71,770)
Accumulated net realized loss on investments	(27,568,035)
Net unrealized depreciation on investments	(256,548)
Net assets	$5,603,058
Capital shares outstanding	660,370
Net asset value per share	$8.48

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	3,717
Total investment income	3,717

Expenses:
Management fees	38,417
Transfer agent and administrative fees	10,671
Investor service fees	10,671
Portfolio accounting fees	4,268
Professional fees	7,196
Custodian fees	997
Trustees’ fees*	464
Miscellaneous	2,803
Total expenses	75,487
Net investment loss	(71,770)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(673,097)
Futures contracts	(415,473)
Net realized loss	(1,088,570)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(319,116)
Futures contracts	(9,685)
Net change in unrealized appreciation (depreciation)	(328,801)
Net realized and unrealized loss	(1,417,371)
Net decrease in net assets resulting from operations	$(1,489,141)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

inverse dow 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(71,770)	$(199,004)
Net realized loss on investments	(1,088,570)	(3,926,585)
Net change in unrealized appreciation (depreciation) on investments	(328,801)	132,136
Net decrease in net assets resulting from operations	(1,489,141)	(3,993,453)

Capital share transactions:
Proceeds from sale of shares	101,845,214	256,758,907
Cost of shares redeemed	(101,724,587)	(260,838,407)
Net increase (decrease) from capital share transactions	120,627	(4,079,500)
Net decrease in net assets	(1,368,514)	(8,072,953)

Net assets:
Beginning of period	6,971,572	15,044,525
End of period	$5,603,058	$6,971,572
Accumulated net investment loss at end of period	$(71,770)	$—

Capital share activity:
Shares sold	11,410,082	21,327,799
Shares redeemed	(11,445,629)	(21,726,764)
Net decrease in shares	(35,547)	(398,965)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

inverse dow 2x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$10.02	$13.74	$19.71	$35.61	$28.79	$33.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.21)	(.27)	(.47)	(.01)	1.02
Net gain (loss) on investments (realized and unrealized)	(1.47)	(3.51)	(5.70)	(15.43)	18.12	(4.06)
Total from investment operations	(1.54)	(3.72)	(5.97)	(15.90)	18.11	(3.04)
Less distributions from:
Net investment income	—	—	—	—	(.18)	(1.51)
Net realized gains	—	—	—	—	(11.11)	—
Total distributions	—	—	—	—	(11.29)	(1.51)
Net asset value, end of period	$8.48	$10.02	$13.74	$19.71	$35.61	$28.79

Total Return[c]	(15.27%)	(27.07%)	(30.29%)	(44.65%)	60.84%	(8.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,603	$6,972	$15,045	$18,021	$11,703	$11,885
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.73%)	(1.59%)	(1.61%)	(0.03%)	3.36%
Total expenses	1.77%	1.78%	1.74%	1.74%	1.69%	1.66%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

S&P 500 Pure Growth Fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	1.6%
Alexion Pharmaceuticals, Inc.	1.4%
Priceline.com, Inc.	1.3%
Visa, Inc. — Class A	1.3%
Biogen Idec, Inc.	1.2%
Dollar Tree, Inc.	1.2%
Intuitive Surgical, Inc.	1.2%
Ross Stores, Inc.	1.1%
Discovery Communications, Inc. — Class A	1.1%
AutoZone, Inc.	1.1%
Top Ten Total	12.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
s&P 500 pure growth fund

	Shares	Value

COMMON STOCKS† - 88.2%

Health Care - 21.3%
Alexion Pharmaceuticals, Inc.*	4,800	$476,639
Biogen Idec, Inc.*	2,755	397,767
Intuitive Surgical, Inc.*	693	383,775
Express Scripts Holding Co.*	6,217	347,095
Perrigo Co.	2,831	333,860
Edwards Lifesciences Corp.*	3,230	333,659
Gilead Sciences, Inc.*	6,446	330,551
Celgene Corp.*	4,967	318,683
Mylan, Inc.*	14,130	301,958
CR Bard, Inc.	2,540	272,898
UnitedHealth Group, Inc.	4,630	270,855
Abbott Laboratories	3,890	250,788
Laboratory Corporation of America Holdings*	2,707	250,695
DaVita, Inc.*	2,400	235,704
Amgen, Inc.	3,057	223,283
Cerner Corp.*	2,510	207,477
Zimmer Holdings, Inc.	3,170	204,021
Varian Medical Systems, Inc.*	3,334	202,607
Stryker Corp.	3,400	187,340
Life Technologies Corp.*	4,104	184,639
Quest Diagnostics, Inc.	3,000	179,700
Watson Pharmaceuticals, Inc.*	2,425	179,426
Baxter International, Inc.	3,310	175,927
Waters Corp.*	2,178	173,086
Becton Dickinson and Co.	2,260	168,935
Allergan, Inc.	1,787	165,423
St. Jude Medical, Inc.	4,100	163,631
Johnson & Johnson	1,870	126,337
Total Health Care		7,046,759

Consumer Discretionary - 20.4%
Priceline.com, Inc.*	637	423,300
Dollar Tree, Inc.*	7,150	384,670
Ross Stores, Inc.	6,080	379,817
Discovery Communications, Inc. — Class A*	6,536	352,944
AutoZone, Inc.*	959	352,116
Amazon.com, Inc.*	1,529	349,147
Chipotle Mexican Grill, Inc. — Class A*	900	341,955
O’Reilly Automotive, Inc.*	3,895	326,284
Netflix, Inc.*	4,470	306,061
Scripps Networks Interactive, Inc. — Class A	5,380	305,907
DIRECTV — Class A*	6,064	296,044
TJX Companies, Inc.	6,646	285,313
Family Dollar Stores, Inc.	4,090	271,903
Coach, Inc.	4,601	269,067
DeVry, Inc.	7,730	239,398
Apollo Group, Inc. — Class A*	6,138	222,134
Bed Bath & Beyond, Inc.*	3,140	194,052
Fossil, Inc.*	2,480	189,819
Yum! Brands, Inc.	2,797	180,183
Wynn Resorts Ltd.	1,658	171,968
Ralph Lauren Corp. — Class A	1,169	163,730
McDonald’s Corp.	1,767	156,433
Viacom, Inc. — Class B	3,304	155,354
NIKE, Inc. — Class B	1,530	134,303
Starbucks Corp.	2,177	116,078
VF Corp.	800	106,760
Tiffany & Co.	1,860	98,487
Total Consumer Discretionary		6,773,227

Information Technology - 18.6%
Apple, Inc.*	898	524,432
Visa, Inc. — Class A	3,420	422,816
Salesforce.com, Inc.*	2,401	331,962
Red Hat, Inc.*	5,811	328,205
Google, Inc. — Class A*	507	294,095
Mastercard, Inc. — Class A	630	270,969
F5 Networks, Inc.*	2,700	268,812
Cognizant Technology Solutions Corp. —
Class A*	4,423	265,380
Lam Research Corp.*	6,430	242,668
Teradata Corp.*	3,293	237,129
KLA-Tencor Corp.	4,730	232,953
Intuit, Inc.	3,918	232,533
Broadcom Corp. — Class A*	6,824	230,652
Altera Corp.	6,691	226,423
Citrix Systems, Inc.*	2,672	224,288
QUALCOMM, Inc.	3,550	197,664
Fiserv, Inc.*	2,690	194,272
Amphenol Corp. — Class A	3,472	190,682
Microchip Technology, Inc.	5,580	184,586
SanDisk Corp.*	4,746	173,134
Oracle Corp.	5,580	165,726
Automatic Data Processing, Inc.	2,930	163,084
NetApp, Inc.*	4,944	157,318
International Business Machines Corp.	785	153,530
Xilinx, Inc.	4,340	145,694
Akamai Technologies, Inc.*	4,036	128,143
Total Information Technology		6,187,150

Industrials - 6.7%
Stericycle, Inc.*	3,703	339,454
WW Grainger, Inc.	1,044	199,655
Lockheed Martin Corp.	2,150	187,222
Deere & Co.	2,112	170,798
CH Robinson Worldwide, Inc.	2,810	164,469
Union Pacific Corp.	1,371	163,574
Dun & Bradstreet Corp.	2,220	157,997
United Parcel Service, Inc. — Class B	1,992	156,890
Pall Corp.	2,610	143,054
Roper Industries, Inc.	1,330	131,111
Goodrich Corp.	959	121,697
First Solar, Inc.*	8,077	121,640
Rockwell Automation, Inc.	1,587	104,837
Joy Global, Inc.	1,317	74,713
Total Industrials		2,237,111

Consumer Staples - 6.4%
Monster Beverage Corp.*	4,450	316,839
PepsiCo, Inc.	3,935	278,047
Philip Morris International, Inc.	2,887	251,920
Coca-Cola Co.	2,889	225,891
Hershey Co.	2,685	193,400
Colgate-Palmolive Co.	1,708	177,803

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
s&P 500 pure growth fund

	Shares	Value
Kimberly-Clark Corp.	1,990	$166,702
Mead Johnson Nutrition Co. — Class A	1,978	159,249
Brown-Forman Corp. — Class B	1,423	137,818
Estee Lauder Companies, Inc. — Class A	2,206	119,389
Kellogg Co.	2,364	116,616
Total Consumer Staples		2,143,674

Materials - 6.1%
Newmont Mining Corp.	5,516	267,581
FMC Corp.	3,988	213,278
CF Industries Holdings, Inc.	1,044	202,265
Sherwin-Williams Co.	1,500	198,525
Ecolab, Inc.	2,740	187,772
PPG Industries, Inc.	1,730	183,588
Sigma-Aldrich Corp.	2,465	182,237
International Flavors & Fragrances, Inc.	3,232	177,114
Cliffs Natural Resources, Inc.	3,230	159,207
Praxair, Inc.	1,210	131,563
Monsanto Co.	1,340	110,925
Total Materials		2,014,055

Financials - 4.2%
IntercontinentalExchange, Inc.*	2,489	338,454
American Tower Corp. — Class A	3,897	272,439
Franklin Resources, Inc.	1,810	200,892
Aflac, Inc.	4,610	196,340
BlackRock, Inc. — Class A	950	161,329
T. Rowe Price Group, Inc.	1,960	123,402
Ventas, Inc.	1,856	117,151
Total Financials		1,410,007

Energy - 3.6%
Southwestern Energy Co.*	6,269	200,170
Diamond Offshore Drilling, Inc.	3,140	185,668
EOG Resources, Inc.	1,680	151,385
Peabody Energy Corp.	5,252	128,779
Pioneer Natural Resources Co.	1,426	125,787
Cameron International Corp.*	2,762	117,965
Helmerich & Payne, Inc.	2,540	110,439
Cabot Oil & Gas Corp.	2,480	97,712
Schlumberger Ltd.	1,490	96,716
Total Energy		1,214,621

Telecommunication Services - 0.9%
Crown Castle International Corp.*	5,260	308,552
Total Common Stocks
(Cost $21,852,521)		29,335,156

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$205,784	205,784
Total Repurchase Agreement
(Cost $205,784)		205,784
Total Investments - 88.8%
(Cost $22,058,305)		$29,540,940
Other Assets & Liabilities, net - 11.2%		3,739,136
Total Net Assets - 100.0%		$33,280,076

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

s&P 500 pure growth fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $21,852,521)	$29,335,156
Repurchase agreement, at value
(cost $205,784)	205,784
Total investments
(cost $22,058,305)	29,540,940
Receivables:
Fund shares sold	3,808,843
Dividends	22,894
Total assets	33,372,677
Liabilities:
Payable for:
Management fees	15,782
Transfer agent and administrative fees	5,260
Investor service fees	5,260
Portfolio accounting fees	2,104
Fund shares redeemed	127
Miscellaneous	64,068
Total liabilities	92,601
Net assets	$33,280,076
Net assets consist of:
Paid in capital	$29,233,655
Accumulated net investment loss	(108,955)
Accumulated net realized loss on investments	(3,327,259)
Net unrealized appreciation on investments	7,482,635
Net assets	$33,280,076
Capital shares outstanding	1,024,285
Net asset value per share	$32.49

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$177,798
Interest	89
Total investment income	177,887

Expenses:
Management fees	134,912
Transfer agent and administrative fees	44,971
Investor service fees	44,971
Portfolio accounting fees	17,988
Professional fees	30,014
Custodian fees	4,363
Trustees’ fees*	1,979
Miscellaneous	7,644
Total expenses	286,842
Net investment loss	(108,955)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,036,324
Net realized gain	2,036,324
Net change in unrealized appreciation (depreciation) on:
Investments	975,085
Net change in unrealized appreciation (depreciation)	975,085
Net realized and unrealized gain	3,011,409
Net increase in net assets resulting from operations	$2,902,454

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

s&P 500 pure growth fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(108,955)	$(382,369)
Net realized gain on investments	2,036,324	192,209
Net change in unrealized appreciation (depreciation) on investments	975,085	(3,041,473)
Net increase (decrease) in net assets resulting from operations	2,902,454	(3,231,633)

Capital share transactions:
Proceeds from sale of shares	66,703,324	230,679,908
Cost of shares redeemed	(74,391,533)	(238,683,634)
Net decrease from capital share transactions	(7,688,209)	(8,003,726)
Net decrease in net assets	(4,785,755)	(11,235,359)

Net assets:
Beginning of period	38,065,831	49,301,190
End of period	$33,280,076	$38,065,831
Accumulated net investment loss at end of period	$(108,955)	$—

Capital share activity:
Shares sold	2,053,000	7,395,202
Shares redeemed	(2,297,993)	(7,751,645)
Net decrease in shares	(244,993)	(356,443)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

s&P 500 pure growth fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$29.99	$30.33	$24.25	$16.47	$27.36	$26.68
Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.25)	(.20)	(.10)	(.09)	(.16)
Net gain (loss) on investments (realized and unrealized)	2.60	(.09)	6.28	7.88	(10.80)	1.46
Total from investment operations	2.50	(.34)	6.08	7.78	(10.89)	1.30
Less distributions from:
Net realized gains	—	—	—	—	—	(.62)
Total distributions	—	—	—	—	—	(.62)
Net asset value, end of period	$32.49	$29.99	$30.33	$24.25	$16.47	$27.36

Total Return[c]	8.34%	1.09%	25.03%	47.24%	(39.80%)	4.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,280	$38,066	$49,301	$34,481	$13,207	$36,275
Ratios to average net assets:
Net investment loss	(0.61%)	(0.81%)	(0.77%)	(0.53%)	(0.40%)	(0.57%)
Total expenses	1.59%	1.64%	1.57%	1.55%	1.51%	1.48%
Net expenses[d]	1.59%	1.61%	1.57%	1.55%	1.51%	1.48%
Portfolio turnover rate	148%	423%	356%	497%	360%	521%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

S&P 500 PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
American International Group, Inc.	2.8%
Computer Sciences Corp.	2.1%
Whirlpool Corp.	2.1%
Dean Foods Co.	1.9%
Valero Energy Corp.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Sunoco, Inc.	1.6%
Bank of America Corp.	1.5%
Archer-Daniels-Midland Co.	1.5%
Sears Holdings Corp.	1.5%
Top Ten Total	18.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
S&P 500 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 92.5%

FINANCIALS - 35.5%
American International Group, Inc.*	16,225	$520,660
Hartford Financial Services Group, Inc.	18,120	319,456
Bank of America Corp.	34,747	284,231
Lincoln National Corp.	12,658	276,831
Allstate Corp.	7,680	269,491
Genworth Financial, Inc. — Class A*	45,027	254,853
Hudson City Bancorp, Inc.	37,501	238,881
Morgan Stanley	15,861	231,412
MetLife, Inc.	7,482	230,820
Citigroup, Inc.	8,284	227,064
SunTrust Banks, Inc.	8,450	204,743
Prudential Financial, Inc.	3,961	191,831
Capital One Financial Corp.	3,432	187,593
XL Group plc — Class A	8,828	185,741
JPMorgan Chase & Co.	5,055	180,615
Goldman Sachs Group, Inc.	1,687	161,716
Regions Financial Corp.	23,411	158,024
Bank of New York Mellon Corp.	7,094	155,713
Principal Financial Group, Inc.	5,916	155,177
Unum Group	8,062	154,226
Assurant, Inc.	4,379	152,564
E*TRADE Financial Corp.*	17,250	138,690
Legg Mason, Inc.	5,019	132,351
KeyCorp	16,709	129,328
Loews Corp.	2,990	122,321
Cincinnati Financial Corp.	3,058	116,418
Comerica, Inc.	3,333	102,357
ACE Ltd.	1,374	101,855
Ameriprise Financial, Inc.	1,862	97,308
PNC Financial Services Group, Inc.	1,583	96,737
Leucadia National Corp.	4,350	92,525
BB&T Corp.	2,714	83,727
Fifth Third Bancorp	6,218	83,321
Wells Fargo & Co.	2,380	79,587
Weyerhaeuser Co.	3,556	79,512
Huntington Bancshares, Inc.	12,119	77,562
Torchmark Corp.	1,371	69,304
CME Group, Inc. — Class A	250	67,027
SLM Corp.	4,266	67,019
NASDAQ OMX Group, Inc.	2,874	65,154
First Horizon National Corp.	7,457	64,503
NYSE Euronext	2,172	55,560
Total Financials		6,663,808

ENERGY - 10.0%
Valero Energy Corp.	13,457	324,987
Sunoco, Inc.	6,396	303,810
Marathon Petroleum Corp.	6,147	276,123
Marathon Oil Corp.	10,395	265,800
Tesoro Corp.*	9,271	231,404
Murphy Oil Corp.	2,410	121,199
ConocoPhillips	1,990	111,201
Hess Corp.	2,256	98,023
Phillips 66*	1,900	63,156
Nabors Industries Ltd.*	3,110	44,784
Alpha Natural Resources, Inc.*	3,273	28,508
Total Energy		1,868,995

CONSUMER DISCRETIONARY - 9.8%
Whirlpool Corp.	6,306	385,675
Sears Holdings Corp.*	4,652	277,725
Best Buy Company, Inc.	8,486	177,866
Gannett Company, Inc.	11,991	176,627
GameStop Corp. — Class A	8,599	157,878
Washington Post Co. — Class B	383	143,173
Ford Motor Co.	13,448	128,966
Staples, Inc.	9,383	122,448
JC Penney Company, Inc.	3,665	85,431
Johnson Controls, Inc.	2,542	70,439
AutoNation, Inc.*	1,668	58,847
Goodyear Tire & Rubber Co.*	4,692	55,413
Total Consumer Discretionary		1,840,488

CONSUMER STAPLES - 8.5%
Dean Foods Co.*	21,059	358,634
Archer-Daniels-Midland Co.	9,424	278,196
Tyson Foods, Inc. — Class A	12,349	232,532
Safeway, Inc.	10,926	198,307
Kroger Co.	7,562	175,363
CVS Caremark Corp.	2,567	119,956
Walgreen Co.	3,290	97,318
Molson Coors Brewing Co. — Class B	1,760	73,234
Sysco Corp.	2,406	71,723
Total Consumer Staples		1,605,263

INFORMATION TECHNOLOGY - 8.0%
Computer Sciences Corp.	15,543	385,777
Jabil Circuit, Inc.	9,576	194,680
Micron Technology, Inc.*	26,489	167,146
Xerox Corp.	18,302	144,037
SAIC, Inc.	11,635	141,016
Western Digital Corp.*	3,597	109,637
Hewlett-Packard Co.	4,986	100,269
Harris Corp.	2,133	89,266
Lexmark International, Inc. — Class A	2,640	70,171
Corning, Inc.	4,794	61,986
Dell, Inc.*	3,589	44,934
Total Information Technology		1,508,919

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
S&P 500 PURE VALUE FUND

	Shares	Value

HEALTH CARE - 6.3%
Tenet Healthcare Corp.*	52,850	$276,934
McKesson Corp.	2,026	189,937
Coventry Health Care, Inc.	5,644	179,423
AmerisourceBergen Corp. — Class A	4,514	177,626
Cardinal Health, Inc.	4,218	177,156
Cigna Corp.	2,332	102,608
PerkinElmer, Inc.	2,876	74,201
Total Health Care		1,177,885

INDUSTRIALS - 6.0%
L-3 Communications Holdings, Inc.	2,633	194,869
Northrop Grumman Corp.	2,785	177,655
Southwest Airlines Co.	17,788	164,005
RR Donnelley & Sons Co.	12,954	152,469
Avery Dennison Corp.	5,160	141,074
Ingersoll-Rand plc	2,180	91,952
Jacobs Engineering Group, Inc.*	2,225	84,239
Textron, Inc.	2,960	73,615
Ryder System, Inc.	1,213	43,680
Total Industrials		1,123,558

MATERIALS - 3.6%
Alcoa, Inc.	17,947	157,036
United States Steel Corp.	5,130	105,678
Sealed Air Corp.	6,565	101,363
Owens-Illinois, Inc.*	4,950	94,892
International Paper Co.	2,872	83,030
Dow Chemical Co.	2,440	76,860
Bemis Company, Inc.	2,020	63,307
Total Materials		682,166

UTILITIES - 2.9%
NRG Energy, Inc.*	12,904	224,014
Pepco Holdings, Inc.	4,976	97,380
Edison International	2,104	97,205
Integrys Energy Group, Inc.	1,232	70,064
DTE Energy Co.	1,065	63,186
Total Utilities		551,849

TELECOMMUNICATION SERVICES - 1.9%
Sprint Nextel Corp.*	60,208	196,278
MetroPCS Communications, Inc.*	10,620	64,251
CenturyLink, Inc.	1,520	60,025
Frontier Communications Corp.	11,715	44,868
Total Telecommunication Services		365,422
Total Common Stocks
(Cost $14,281,869)		17,388,353

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$115,561	115,561
Total Repurchase Agreement
(Cost $115,561)		115,561
Total Investments - 93.1%
(Cost $14,397,430)		$17,503,914
Other Assets & Liabilities, net - 6.9%		1,304,981
Total Net Assets - 100.0%		$18,808,895

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

S&P 500 PURE VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $14,281,869)	$17,388,353
Repurchase agreement, at value
(cost $115,561)	115,561
Total investments
(cost $14,397,430)	17,503,914
Cash	327
Receivables:
Fund shares sold	1,345,876
Dividends	23,758
Total assets	18,873,875
Liabilities:
Payable for:
Management fees	9,891
Transfer agent and administrative fees	3,297
Investor service fees	3,297
Fund shares redeemed	1,553
Portfolio accounting fees	1,319
Miscellaneous	45,623
Total liabilities	64,980
Net assets	$18,808,895
Net assets consist of:
Paid in capital	$24,483,155
Undistributed net investment income	129,607
Accumulated net realized loss on investments	(8,910,351)
Net unrealized appreciation on investments	3,106,484
Net assets	$18,808,895
Capital shares outstanding	227,393
Net asset value per share	$82.72

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$237,236
Interest	66
Total investment income	237,302

Expenses:
Management fees	103,884
Transfer agent and administrative fees	34,628
Investor service fees	34,628
Portfolio accounting fees	13,851
Professional fees	21,302
Custodian fees	3,396
Trustees’ fees*	1,432
Miscellaneous	7,806
Total expenses	220,927
Net investment income	16,375

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	179,832
Net realized gain	179,832
Net change in unrealized appreciation (depreciation) on:
Investments	1,051,252
Net change in unrealized appreciation (depreciation)	1,051,252
Net realized and unrealized gain	1,231,084
Net increase in net assets resulting from operations	$1,247,459

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500 PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$16,375	$113,232
Net realized gain (loss) on investments	179,832	(1,907,648)
Net change in unrealized appreciation (depreciation) on investments	1,051,252	(1,637,848)
Net increase (decrease) in net assets resulting from operations	1,247,459	(3,432,264)

Distributions to shareholders from:
Net investment income	—	(8,103)
Total distributions to shareholders	—	(8,103)

Capital share transactions:
Proceeds from sale of shares	70,841,864	261,707,044
Distributions reinvested	—	8,103
Cost of shares redeemed	(84,827,186)	(255,971,396)
Net increase (decrease) from capital share transactions	(13,985,322)	5,743,751
Net increase (decrease) in net assets	(12,737,863)	2,303,384

Net assets:
Beginning of period	31,546,758	29,243,374
End of period	$18,808,895	$31,546,758
Undistributed net investment income at end of period	$129,607	$113,232

Capital share activity:
Shares sold	823,719	3,203,719
Shares issued from reinvestment of distributions	—	101
Shares redeemed	(996,755)	(3,162,705)
Net increase (decrease) in shares	(173,036)	41,115

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

S&P 500 PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$78.78	$81.39	$68.16	$45.81	$126.85	$158.90
Income (loss) from investment operations:
Net investment income[b]	.05	.29	.02	.65	2.35	2.10
Net gain (loss) on investments (realized and unrealized)	3.89	(2.88)	13.79	22.78	(65.04)	(10.15)
Total from investment operations	3.94	(2.59)	13.81	23.43	(62.69)	(8.05)
Less distributions from:
Net investment income	—	(.02)	(.58)	(1.08)	(1.15)	(2.85)
Net realized gains	—	—	—	—	(17.20)	(21.15)
Total distributions	—	(.02)	(.58)	(1.08)	(18.35)	(24.00)
Net asset value, end of period	$82.72	$78.78	$81.39	$68.16	$45.81	$126.85

Total Return[c]	4.99%	3.17%	20.32%	51.22%	(48.65%)	(5.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,809	$31,547	$29,243	$27,851	$9,479	$24,799
Ratios to average net assets:
Net investment income	0.12%	0.35%	0.03%	1.18%	2.42%	1.28%
Total expenses	1.60%	1.61%	1.55%	1.54%	1.51%	1.49%
Portfolio turnover rate	223%	724%	425%	421%	389%	307%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

S&P MIDCAP 400 PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Regeneron Pharmaceuticals, Inc.	3.2%
Catalyst Health Solutions, Inc.	2.8%
Equinix, Inc.	2.6%
ITT Educational Services, Inc.	2.2%
Alliance Data Systems Corp.	2.0%
Royal Gold, Inc.	1.9%
Strayer Education, Inc.	1.9%
AMERIGROUP Corp.	1.8%
Gen-Probe, Inc.	1.8%
Under Armour, Inc. — Class A	1.7%
Top Ten Total	21.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.9%

HEALTH CARE - 24.6%
Regeneron Pharmaceuticals, Inc.*	5,880	$671,613
Catalyst Health Solutions, Inc.*	6,255	584,466
AMERIGROUP Corp.*	5,910	389,528
Gen-Probe, Inc.*	4,640	381,408
United Therapeutics Corp.*	6,770	334,303
MEDNAX, Inc.*	4,694	321,727
IDEXX Laboratories, Inc.*	2,847	273,682
Henry Schein, Inc.*	3,220	252,738
Bio-Rad Laboratories, Inc. — Class A*	2,510	251,024
Cooper Companies, Inc.	2,631	209,849
Techne Corp.	2,700	200,340
HMS Holdings Corp.*	5,990	199,527
Endo Health Solutions, Inc.*	6,380	197,653
Mettler-Toledo International, Inc.*	1,236	192,631
Thoratec Corp.*	5,607	188,283
ResMed, Inc.*	5,796	180,835
Medicis Pharmaceutical Corp. — Class A	5,048	172,389
Covance, Inc.*	2,850	136,373
Allscripts Healthcare Solutions, Inc.*	6,557	71,668
Total Health Care		5,210,037

INFORMATION TECHNOLOGY - 22.2%
Equinix, Inc.*	3,113	546,799
Alliance Data Systems Corp.*	3,120	421,200
Wright Express Corp.*	4,430	273,420
Rackspace Hosting, Inc.*	6,094	267,770
Informatica Corp.*	6,092	258,057
Concur Technologies, Inc.*	3,579	243,730
Silicon Laboratories, Inc.*	6,409	242,902
FactSet Research Systems, Inc.	2,410	223,985
Global Payments, Inc.	5,135	221,986
ANSYS, Inc.*	3,500	220,885
VeriFone Systems, Inc.*	5,080	168,097
Semtech Corp.*	6,739	163,892
Solera Holdings, Inc.	3,830	160,056
Rovi Corp.*	7,863	154,272
ACI Worldwide, Inc.*	3,304	146,070
MICROS Systems, Inc.*	2,608	133,530
ADTRAN, Inc.	4,322	130,481
Jack Henry & Associates, Inc.	3,572	123,305
Zebra Technologies Corp. — Class A*	3,563	122,425
Gartner, Inc.*	2,466	106,161
Riverbed Technology, Inc.*	6,135	99,080
NeuStar, Inc. — Class A*	2,830	94,522
Trimble Navigation Ltd.*	1,820	83,738
Advent Software, Inc.*	3,043	82,496
Total Information Technology		4,688,859

CONSUMER DISCRETIONARY - 20.2%
ITT Educational Services, Inc.*	7,601	461,761
Strayer Education, Inc.	3,651	398,032
Under Armour, Inc. — Class A*	3,779	357,041
Carter’s, Inc.*	6,390	336,114
Tractor Supply Co.	3,618	300,511
PVH Corp.	3,793	295,057
PetSmart, Inc.	4,280	291,810
Panera Bread Co. — Class A*	1,987	277,067
Advance Auto Parts, Inc.	4,056	276,700
LKQ Corp.*	6,463	215,864
Polaris Industries, Inc.	3,017	215,655
Life Time Fitness, Inc.*	3,866	179,808
Tupperware Brands Corp.	3,209	175,725
Warnaco Group, Inc.*	4,047	172,321
Deckers Outdoor Corp.*	3,236	142,416
Tempur-Pedic International, Inc.*	4,940	115,547
Gentex Corp.	2,699	56,328
Total Consumer Discretionary		4,267,757

INDUSTRIALS - 12.6%
Triumph Group, Inc.	5,635	317,081
Valmont Industries, Inc.	2,380	287,908
Watsco, Inc.	3,640	268,632
Alaska Air Group, Inc.*	6,700	240,530
Clean Harbors, Inc.*	4,130	233,015
Wabtec Corp.	2,330	181,763
Copart, Inc.*	7,630	180,755
J.B. Hunt Transport Services, Inc.	2,980	177,608
MSC Industrial Direct Company, Inc. — Class A	2,470	161,909
Woodward, Inc.	3,810	150,266
AMETEK, Inc.	2,800	139,748
Donaldson Company, Inc.	4,140	138,152
FTI Consulting, Inc.*	3,600	103,500
Gardner Denver, Inc.	1,450	76,720
Total Industrials		2,657,587

MATERIALS - 7.9%
Royal Gold, Inc.	5,110	400,624
NewMarket Corp.	1,520	329,231
Rock-Tenn Co. — Class A	4,400	240,020
Compass Minerals International, Inc.	2,893	220,678
Albemarle Corp.	2,767	165,024
Aptargroup, Inc.	3,190	162,850
Intrepid Potash, Inc.*	6,330	144,071
Total Materials		1,662,498

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

ENERGY - 5.5%
Dresser-Rand Group, Inc.*	3,667	$163,328
CARBO Ceramics, Inc.	2,000	153,460
Dril-Quip, Inc.*	2,295	150,529
Bill Barrett Corp.*	6,895	147,691
Cimarex Energy Co.	2,520	138,902
Oceaneering International, Inc.	2,696	129,031
Oil States International, Inc.*	1,940	128,428
Northern Oil and Gas, Inc.*	6,131	97,728
SM Energy Co.	1,250	61,388
Total Energy		1,170,485

FINANCIALS - 3.9%
Signature Bank*	3,390	206,688
Taubman Centers, Inc.	1,940	149,691
Federal Realty Investment Trust	1,410	146,767
MSCI, Inc. — Class A*	3,913	133,120
Essex Property Trust, Inc.	650	100,048
Home Properties, Inc.	1,620	99,403
Total Financials		835,717

CONSUMER STAPLES - 3.0%
Lancaster Colony Corp.	2,870	204,373
Ingredion, Inc.	3,670	181,738
Church & Dwight Company, Inc.	2,414	133,905
Green Mountain Coffee Roasters, Inc.*	5,727	124,734
Total Consumer Staples		644,750
Total Common Stocks
(Cost $16,356,867)		21,137,690

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$172,561	$172,561
Total Repurchase Agreement
(Cost $172,561)		172,561
Total Investments - 100.7%
(Cost $16,529,428)		$21,310,251
Other Assets & Liabilities, net - (0.7)%		(152,076)
Total Net Assets - 100.0%		$21,158,175

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

S&P MIDCAP 400 PURE GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $16,356,867)	$21,137,690
Repurchase agreement, at value
(cost $172,561)	172,561
Total investments
(cost $16,529,428)	21,310,251
Receivables:
Fund shares sold	49,718
Dividends	6,316
Total assets	21,366,285
Liabilities:
Payable for:
Fund shares redeemed	123,643
Management fees	12,914
Transfer agent and administrative fees	4,305
Investor service fees	4,305
Portfolio accounting fees	1,722
Miscellaneous	61,221
Total liabilities	208,110
Net assets	$21,158,175
Net assets consist of:
Paid in capital	$12,022,231
Accumulated net investment loss	(152,103)
Accumulated net realized gain on investments	4,507,224
Net unrealized appreciation on investments	4,780,823
Net assets	$21,158,175
Capital shares outstanding	543,269
Net asset value per share	$38.95

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$67,440
Interest	64
Total investment income	67,504

Expenses:
Management fees	103,303
Transfer agent and administrative fees	34,434
Investor service fees	34,434
Portfolio accounting fees	13,773
Professional fees	27,410
Custodian fees	3,316
Trustees’ fees*	1,675
Miscellaneous	1,262
Total expenses	219,607
Net investment loss	(152,103)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,034,021
Net realized gain	2,034,021
Net change in unrealized appreciation (depreciation) on:
Investments	(185,765)
Net change in unrealized appreciation (depreciation)	(185,765)
Net realized and unrealized gain	1,848,256
Net increase in net assets resulting from operations	$1,696,153

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400 PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(152,103)	$(564,881)
Net realized gain on investments	2,034,021	5,778,505
Net change in unrealized appreciation (depreciation) on investments	(185,765)	(5,963,605)
Net increase (decrease) in net assets resulting from operations	1,696,153	(749,981)

Distributions to shareholders from:
Net realized gains	—	(1,787,658)
Total distributions to shareholders	—	(1,787,658)

Capital share transactions:
Proceeds from sale of shares	19,648,201	97,830,713
Distributions reinvested	—	1,787,658
Cost of shares redeemed	(27,565,266)	(131,880,115)
Net decrease from capital share transactions	(7,917,065)	(32,261,744)
Net decrease in net assets	(6,220,912)	(34,799,383)

Net assets:
Beginning of period	27,379,087	62,178,470
End of period	$21,158,175	$27,379,087
Accumulated net investment loss at end of period	$(152,103)	$—

Capital share activity:
Shares sold	487,535	2,391,774
Shares issued from reinvestment of distributions	—	47,519
Shares redeemed	(694,174)	(3,275,926)
Net decrease in shares	(206,639)	(836,633)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

S&P MIDCAP 400 PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$36.51	$39.19	$29.56	$18.85	$29.51	$29.33
Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.52)	(.35)	(.25)	(.24)	(.19)
Net gain (loss) on investments (realized and unrealized)	2.66	.34	9.98	10.96	(10.42)	2.69
Total from investment operations	2.44	(.18)	9.63	10.71	(10.66)	2.50
Less distributions from:
Net realized gains	—	(2.50)	—	—	—	(2.32)
Total distributions	—	(2.50)	—	—	—	(2.32)
Net asset value, end of period	$38.95	$36.51	$39.19	$29.56	$18.85	$29.51

Total Return[c]	6.66%	0.66%	32.58%	56.82%	(36.12%)	8.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,158	$27,379	$62,178	$44,918	$11,695	$25,940
Ratios to average net assets:
Net investment loss	(1.10%)	(1.26%)	(1.06%)	(1.01%)	(0.89%)	(0.61%)
Total expenses	1.59%	1.61%	1.56%	1.55%	1.51%	1.48%
Portfolio turnover rate	64%	202%	304%	244%	381%	591%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

S&P MIDCAP 400 PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Community Health Systems, Inc.	3.2%
First American Financial Corp.	3.2%
Collective Brands, Inc.	2.8%
Exelis, Inc.	2.7%
ITT Corp.	2.4%
Protective Life Corp.	2.2%
JetBlue Airways Corp.	2.2%
Huntington Ingalls Industries, Inc.	2.1%
Ingram Micro, Inc. — Class A	2.0%
URS Corp.	1.9%
Top Ten Total	24.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 100.1%

FINANCIALS - 30.4%
First American Financial Corp.	23,217	$393,759
Protective Life Corp.	9,443	277,719
Astoria Financial Corp.	24,086	236,043
Hanover Insurance Group, Inc.	5,604	219,285
Reinsurance Group of America, Inc. — Class A	3,876	206,242
Aspen Insurance Holdings Ltd.	7,040	203,456
Old Republic International Corp.	20,789	172,341
Kemper Corp.	5,558	170,909
BancorpSouth, Inc.	11,223	162,958
Everest Re Group Ltd.	1,553	160,720
StanCorp Financial Group, Inc.	4,151	154,251
Fidelity National Financial, Inc. — Class A	7,393	142,389
Jefferies Group, Inc.	10,460	135,875
American Financial Group, Inc.	3,434	134,716
Washington Federal, Inc.	6,779	114,497
TCF Financial Corp.	9,610	110,323
Apollo Investment Corp.	14,305	109,862
HCC Insurance Holdings, Inc.	3,346	105,064
First Niagara Financial Group, Inc.	13,254	101,393
Janus Capital Group, Inc.	12,500	97,750
Associated Banc-Corp.	6,220	82,042
International Bancshares Corp.	3,736	72,927
New York Community Bancorp, Inc.	5,780	72,423
WR Berkley Corp.	1,555	60,521
Fulton Financial Corp.	4,873	48,681
Total Financials		3,746,146

INDUSTRIALS - 21.5%
Exelis, Inc.	34,050	335,733
ITT Corp.	16,890	297,264
JetBlue Airways Corp.*	50,674	268,572
Huntington Ingalls Industries, Inc.*	6,340	255,122
URS Corp.	6,858	239,207
Oshkosh Corp.*	10,710	224,374
General Cable Corp.*	7,850	203,629
Con-way, Inc.	3,620	130,718
AECOM Technology Corp.*	7,402	121,763
Manpower, Inc.	3,059	112,112
UTI Worldwide, Inc.	7,640	111,620
Terex Corp.*	5,230	93,251
Brink’s Co.	3,172	73,527
KBR, Inc.	2,821	69,707
Harsco Corp.	3,156	64,319
AGCO Corp.*	1,130	51,675
Total Industrials		2,652,593

CONSUMER DISCRETIONARY - 13.2%
Collective Brands, Inc.*	16,080	344,433
Regis Corp.	7,762	139,406
Barnes & Noble, Inc.*	7,957	130,972
Valassis Communications, Inc.*	5,510	119,842
Office Depot, Inc.*	53,390	115,322
Scholastic Corp.	4,022	113,259
New York Times Co. — Class A*	13,830	107,874
Thor Industries, Inc.	3,670	100,595
KB Home	10,180	99,764
Mohawk Industries, Inc.*	1,214	84,774
Saks, Inc.*	7,440	79,236
Bob Evans Farms, Inc.	1,750	70,350
Wendy’s Co.	13,755	64,924
RadioShack Corp.	15,540	59,674
Total Consumer Discretionary		1,630,425

INFORMATION TECHNOLOGY - 13.0%
Ingram Micro, Inc. — Class A*	14,423	251,971
Avnet, Inc.*	7,380	227,747
Tech Data Corp.*	4,391	211,514
Arrow Electronics, Inc.*	5,838	191,545
Itron, Inc.*	2,880	118,771
Tellabs, Inc.	34,128	113,646
MEMC Electronic Materials, Inc.*	51,260	111,234
Vishay Intertechnology, Inc.*	11,670	110,048
CoreLogic, Inc.*	4,577	83,805
International Rectifier Corp.*	3,690	73,763
Monster Worldwide, Inc.*	7,080	60,180
Fairchild Semiconductor International, Inc. — Class A*	4,060	57,246
Total Information Technology		1,611,470

HEALTH CARE - 7.4%
Community Health Systems, Inc.*	14,205	398,166
Owens & Minor, Inc.	4,998	153,089
Health Net, Inc.*	5,531	134,237
LifePoint Hospitals, Inc.*	2,578	105,646
Health Management Associates, Inc. — Class A*	8,600	67,510
Omnicare, Inc.	1,777	55,496
Total Health Care		914,144

MATERIALS - 5.6%
Ashland, Inc.	1,414	98,004
Commercial Metals Co.	7,547	95,394
Worthington Industries, Inc.	4,092	83,763
Louisiana-Pacific Corp.*	7,532	81,948
Steel Dynamics, Inc.	6,930	81,428
Reliance Steel & Aluminum Co.	1,510	76,255
Cytec Industries, Inc.	1,020	59,813
Cabot Corp.	1,467	59,707
Greif, Inc. — Class A	1,430	58,630
Total Materials		694,942

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

CONSUMER STAPLES - 3.1%
Smithfield Foods, Inc.*	7,463	$161,425
Universal Corp.	3,407	157,846
Harris Teeter Supermarkets, Inc.	1,640	67,224
Total Consumer Staples		386,495

ENERGY - 2.7%
HollyFrontier Corp.	4,090	144,909
World Fuel Services Corp.	3,290	125,119
Quicksilver Resources, Inc.*	6,260	33,929
Arch Coal, Inc.	3,770	25,975
Patriot Coal Corp.*	5,690	6,942
Total Energy		336,874

UTILITIES - 2.1%
UGI Corp.	2,346	69,043
Great Plains Energy, Inc.	3,163	67,720
N.V. Energy, Inc.	3,729	65,556
Atmos Energy Corp.	1,804	63,266
Total Utilities		265,585

TELECOMMUNICATION SERVICES - 1.1%
Telephone & Data Systems, Inc.	6,157	131,083
Total Common Stocks
(Cost $10,032,311)		12,369,757

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$23,470	$23,470
Total Repurchase Agreement
(Cost $23,470)		23,470
Total Investments - 100.3%
(Cost $10,055,781)		$12,393,227
Other Assets & Liabilities, net - (0.3)%		(37,380)
Total Net Assets - 100.0%		$12,355,847

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

S&P MIDCAP 400 PURE VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $10,032,311)	$12,369,757
Repurchase agreement, at value
(cost $23,470)	23,470
Total investments
(cost $10,055,781)	12,393,227
Receivables:
Dividends	16,201
Fund shares sold	579
Total assets	12,410,007
Liabilities:
Payable for:
Fund shares redeemed	13,975
Management fees	7,341
Transfer agent and administrative fees	2,447
Investor service fees	2,447
Portfolio accounting fees	979
Miscellaneous	26,971
Total liabilities	54,160
Net assets	$12,355,847
Net assets consist of:
Paid in capital	$14,501,533
Accumulated net investment loss	(2,359)
Accumulated net realized loss on investments	(4,480,773)
Net unrealized appreciation on investments	2,337,446
Net assets	$12,355,847
Capital shares outstanding	159,089
Net asset value per share	$77.67

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$142,941
Interest	33
Total investment income	142,974

Expenses:
Management fees	68,325
Transfer agent and administrative fees	22,775
Investor service fees	22,775
Portfolio accounting fees	9,110
Professional fees	10,481
Custodian fees	2,224
Trustees’ fees*	733
Miscellaneous	8,910
Total expenses	145,333
Net investment loss	(2,359)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	467,369
Net realized gain	467,369
Net change in unrealized appreciation (depreciation) on:
Investments	975,089
Net change in unrealized appreciation (depreciation)	975,089
Net realized and unrealized gain	1,442,458
Net increase in net assets resulting from operations	$1,440,099

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400 PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(2,359)	$(2,336)
Net realized gain (loss) on investments	467,369	(407,767)
Net change in unrealized appreciation (depreciation) on investments	975,089	(1,069,872)
Net increase (decrease) in net assets resulting from operations	1,440,099	(1,479,975)

Capital share transactions:
Proceeds from sale of shares	24,805,965	64,054,761
Cost of shares redeemed	(36,789,768)	(55,550,335)
Net increase (decrease) from capital share transactions	(11,983,803)	8,504,426
Net increase (decrease) in net assets	(10,543,704)	7,024,451

Net assets:
Beginning of period	22,899,551	15,875,100
End of period	$12,355,847	$22,899,551
Accumulated net investment loss at end of period	$(2,359)	$—

Capital share activity:
Shares sold	303,570	816,848
Shares redeemed	(454,904)	(706,250)
Net increase (decrease) in shares	(151,334)	110,598

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

S&P MIDCAP 400 PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$73.77	$79.45	$66.83	$43.46	$104.20	$111.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.01)	(.03)	.50	1.75	1.05
Net gain (loss) on investments (realized and unrealized)	3.91	(5.67)	13.44	23.46	(47.84)	(6.45)
Total from investment operations	3.90	(5.68)	13.41	23.96	(46.09)	(5.40)
Less distributions from:
Net investment income	—	—	(.79)	(.59)	—	(2.20)
Net realized gains	—	—	—	—	(14.65)	(.10)
Total distributions	—	—	(.79)	(.59)	(14.65)	(2.30)
Net asset value, end of period	$77.67	$73.77	$79.45	$66.83	$43.46	$104.20

Total Return[c]	5.29%	7.15%	20.13%	55.22%	(43.63%)	(4.85%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,356	$22,900	$15,875	$29,506	$7,595	$15,998
Ratios to average net assets:
Net investment income (loss)	(0.03%)	(0.01%)	(0.05%)	0.90%	2.06%	0.87%
Total expenses	1.60%	1.61%	1.54%	1.54%	1.51%	1.49%
Portfolio turnover rate	119%	334%	250%	321%	255%	358%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

S&P SMALLCAP 600 PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Cirrus Logic, Inc.	1.5%
Coinstar, Inc.	1.5%
MWI Veterinary Supply, Inc.	1.5%
Veeco Instruments, Inc.	1.4%
NuVasive, Inc.	1.4%
Buffalo Wild Wings, Inc.	1.4%
Allegiant Travel Co. — Class A	1.4%
Portfolio Recovery Associates, Inc.	1.3%
Medidata Solutions, Inc.	1.2%
Sourcefire, Inc.	1.2%
Top Ten Total	13.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.3%

INFORMATION TECHNOLOGY - 27.8%
Cirrus Logic, Inc.*	5,618	$167,866
Veeco Instruments, Inc.*	4,489	154,242
Sourcefire, Inc.*	2,502	128,603
Hittite Microwave Corp.*	2,031	103,825
CommVault Systems, Inc.*	2,045	101,371
OpenTable, Inc.*	2,241	100,868
CACI International, Inc. — Class A*	1,766	97,165
Exar Corp.*	11,758	95,945
MAXIMUS, Inc.	1,838	95,117
MicroStrategy, Inc. — Class A*	685	88,954
Power Integrations, Inc.	2,326	86,760
Blucora, Inc.*	6,551	80,708
Kulicke & Soffa Industries, Inc.*	8,967	79,986
Littelfuse, Inc.	1,377	78,338
Tyler Technologies, Inc.*	1,926	77,714
Rubicon Technology, Inc.*	7,134	72,767
Entropic Communications, Inc.*	12,780	72,079
Cymer, Inc.*	1,190	70,151
Synaptics, Inc.*	2,407	68,912
LogMeIn, Inc.*	2,211	67,480
Volterra Semiconductor Corp.*	2,847	66,762
DTS, Inc.*	2,442	63,687
Ebix, Inc.	3,107	61,985
OSI Systems, Inc.*	945	59,856
Cognex Corp.	1,800	56,970
LivePerson, Inc.*	2,899	55,255
Interactive Intelligence Group, Inc.*	1,837	51,822
NetScout Systems, Inc.*	2,397	51,751
Websense, Inc.*	2,582	48,361
Manhattan Associates, Inc.*	966	44,156
MTS Systems Corp.	1,140	43,947
Opnet Technologies, Inc.	1,570	41,746
NETGEAR, Inc.*	1,199	41,377
Stamps.com, Inc.*	1,654	40,804
JDA Software Group, Inc.*	1,351	40,111
Liquidity Services, Inc.*	766	39,212
GT Advanced Technologies, Inc.*	7,369	38,908
Cabot Microelectronics Corp.	1,264	36,921
j2 Global, Inc.	1,370	36,195
ViaSat, Inc.*	950	35,882
Forrester Research, Inc.	1,048	35,485
Higher One Holdings, Inc.*	2,853	34,864
comScore, Inc.*	2,033	33,463
Blackbaud, Inc.	1,232	31,625
FARO Technologies, Inc.*	734	30,887
Synchronoss Technologies, Inc.*	1,202	22,201
Ceva, Inc.*	1,259	22,171
Global Payments, Inc.	1	43
Total Information Technology		3,055,298

HEALTH CARE - 23.8%
MWI Veterinary Supply, Inc.*	1,623	166,796
NuVasive, Inc.*	6,010	152,414
Medidata Solutions, Inc.*	4,060	132,640
ICU Medical, Inc.*	2,097	111,937
Questcor Pharmaceuticals, Inc.*	2,082	110,845
Haemonetics Corp.*	1,471	109,016
Cyberonics, Inc.*	2,301	103,407
Neogen Corp.*	2,209	102,056
IPC The Hospitalist Company, Inc.*	2,241	101,562
Air Methods Corp.*	1,033	101,492
Magellan Health Services, Inc.*	2,172	98,457
Hi-Tech Pharmacal Company, Inc.*	2,904	94,090
Medicines Co.*	4,095	93,939
Computer Programs & Systems, Inc.	1,640	93,841
Corvel Corp.*	1,909	93,541
Chemed Corp.	1,528	92,352
Momenta Pharmaceuticals, Inc.*	6,532	88,313
Cubist Pharmaceuticals, Inc.*	2,300	87,193
Landauer, Inc.	1,400	80,262
Analogic Corp.	1,185	73,470
Spectrum Pharmaceuticals, Inc.*	4,590	71,420
Ensign Group, Inc.	2,515	71,099
Quality Systems, Inc.	2,200	60,522
Luminex Corp.*	2,450	60,001
ViroPharma, Inc.*	2,477	58,705
Arqule, Inc.*	9,419	55,855
Akorn, Inc.*	3,540	55,826
Abaxis, Inc.*	1,494	55,278
Salix Pharmaceuticals Ltd.*	825	44,913
Total Health Care		2,621,242

CONSUMER DISCRETIONARY - 18.4%
Coinstar, Inc.*	2,436	167,256
Buffalo Wild Wings, Inc.*	1,744	151,099
Biglari Holdings, Inc.*	253	97,757
Hibbett Sports, Inc.*	1,679	96,895
Capella Education Co.*	2,737	95,138
Sturm Ruger & Company, Inc.	2,292	92,024
Peet’s Coffee & Tea, Inc.*	1,491	89,520
DineEquity, Inc.*	1,929	86,111
Vitamin Shoppe, Inc.*	1,542	84,702
Buckle, Inc.	2,048	81,038
Jos. A. Bank Clothiers, Inc.*	1,821	77,319
BJ’s Restaurants, Inc.*	2,008	76,304
Steven Madden Ltd.*	2,393	75,978
CEC Entertainment, Inc.	2,087	75,904
American Public Education, Inc.*	2,371	75,872
Genesco, Inc.*	1,211	72,842
rue21, Inc.*	2,809	70,899
True Religion Apparel, Inc.	2,252	65,263
Monro Muffler Brake, Inc.	1,869	62,126
Papa John’s International, Inc.*	1,271	60,461
National Presto Industries, Inc.	760	53,025
Children’s Place Retail Stores, Inc.*	1,061	52,870
Arbitron, Inc.	1,367	47,845
iRobot Corp.*	2,130	47,180
Wolverine World Wide, Inc.	1,001	38,819
Blue Nile, Inc.*	1,025	30,453
Total Consumer Discretionary		2,024,700

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

INDUSTRIALS - 9.3%
Allegiant Travel Co. — Class A*	2,162	$150,648
Portfolio Recovery Associates, Inc.*	1,520	138,715
Cubic Corp.	1,981	95,246
American Science & Engineering, Inc.	1,614	91,110
Exponent, Inc.*	1,446	76,393
AZZ, Inc.	1,130	69,224
Franklin Electric Company, Inc.	1,291	66,009
Toro Co.	890	65,228
Dolan Co.*	8,995	60,536
Teledyne Technologies, Inc.*	916	56,471
Lindsay Corp.	803	52,115
II-VI, Inc.*	2,249	37,491
Forward Air Corp.	1,021	32,948
Aerovironment, Inc.*	1,164	30,625
Total Industrials		1,022,759

FINANCIALS - 6.2%
World Acceptance Corp.*	1,539	101,266
Infinity Property & Casualty Corp.	1,509	87,024
Cash America International, Inc.	1,742	76,718
ProAssurance Corp.	741	66,016
Financial Engines, Inc.*	2,960	63,492
Ezcorp, Inc. — Class A*	2,424	56,867
PS Business Parks, Inc.	751	50,858
Mid-America Apartment
Communities, Inc.	702	47,904
First Cash Financial Services, Inc.*	1,185	47,601
RLI Corp.	651	44,398
EastGroup Properties, Inc.	749	39,922
Total Financials		682,066

CONSUMER STAPLES - 5.4%
Boston Beer Company, Inc. — Class A*	900	108,900
Casey’s General Stores, Inc.	1,759	103,763
TreeHouse Foods, Inc.*	1,391	86,645
Medifast, Inc.*	4,240	83,443
Sanderson Farms, Inc.	1,813	83,072
J&J Snack Foods Corp.	1,371	81,026
WD-40 Co.	934	46,523
Total Consumer Staples		593,372

ENERGY - 3.8%
SEACOR Holdings, Inc.*	1,249	111,635
GeoResources, Inc.*	2,630	96,284
Contango Oil & Gas Co.*	1,608	95,194
OYO Geospace Corp.*	492	44,275
Lufkin Industries, Inc.	733	39,817
Approach Resources, Inc.*	1,411	36,037
Total Energy		423,242

MATERIALS - 3.2%
Innophos Holdings, Inc.	1,760	99,371
Hawkins, Inc.	2,028	77,429
Deltic Timber Corp.	978	59,638
Schweitzer-Mauduit International, Inc.	830	56,556
Balchem Corp.	1,643	53,578
Total Materials		346,572

UTILITIES - 0.8%
American States Water Co.	1,170	46,308
South Jersey Industries, Inc.	840	42,815
Total Utilities		89,123

TELECOMMUNICATION SERVICES - 0.6%
Atlantic Tele-Network, Inc.	2,066	69,686
Total Common Stocks
(Cost $8,057,413)		10,928,060

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.5%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$56,400	56,400
Total Repurchase Agreement
(Cost $56,400)		56,400
Total Investments - 99.8%
(Cost $8,113,813)		$10,984,460
Other Assets & Liabilities, net - (0.2)%		16,974
Total Net Assets - 100.0%		$11,001,434

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

S&P SMALLCAP 600 PURE GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $8,057,413)	$10,928,060
Repurchase agreement, at value
(cost $56,400)	56,400
Total investments
(cost $8,113,813)	10,984,460
Receivables:
Fund shares sold	59,884
Dividends	3,594
Total assets	11,047,938
Liabilities:
Payable for:
Management fees	6,545
Transfer agent and administrative fees	2,182
Investor service fees	2,182
Fund shares redeemed	1,520
Portfolio accounting fees	873
Miscellaneous	33,202
Total liabilities	46,504
Net assets	$11,001,434
Net assets consist of:
Paid in capital	$14,445,264
Accumulated net investment loss	(55,154)
Accumulated net realized loss on investments	(6,259,323)
Net unrealized appreciation on investments	2,870,647
Net assets	$11,001,434
Capital shares outstanding	329,860
Net asset value per share	$33.35

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$94,037
Interest	40
Total investment income	94,077

Expenses:
Management fees	70,170
Transfer agent and administrative fees	23,390
Investor service fees	23,390
Portfolio accounting fees	9,356
Professional fees	13,293
Custodian fees	2,306
Trustees’ fees*	882
Miscellaneous	6,444
Total expenses	149,231
Net investment loss	(55,154)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,076,052
Net realized gain	1,076,052
Net change in unrealized appreciation (depreciation) on:
Investments	218,315
Net change in unrealized appreciation (depreciation)	218,315
Net realized and unrealized gain	1,294,367
Net increase in net assets resulting from operations	$1,239,213

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600 PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(55,154)	$(268,886)
Net realized gain on investments	1,076,052	724,289
Net change in unrealized appreciation (depreciation) on investments	218,315	(2,018,590)
Net increase (decrease) in net assets resulting from operations	1,239,213	(1,563,187)

Capital share transactions:
Proceeds from sale of shares	17,365,522	88,067,125
Cost of shares redeemed	(30,689,484)	(91,337,235)
Net decrease from capital share transactions	(13,323,962)	(3,270,110)
Net decrease in net assets	(12,084,749)	(4,833,297)

Net assets:
Beginning of period	23,086,183	27,919,480
End of period	$11,001,434	$23,086,183
Accumulated net investment loss at end of period	$(55,154)	$—

Capital share activity:
Shares sold	527,060	2,822,439
Shares redeemed	(943,854)	(3,010,338)
Net decrease in shares	(416,794)	(187,899)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

S&P SMALLCAP 600 PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$30.92	$29.87	$23.82	$17.78	$27.07	$29.92
Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.40)	(.25)	(.23)	(.01)	(.28)
Net gain (loss) on investments (realized and unrealized)	2.53	1.45	6.30	6.27	(9.28)	.30
Total from investment operations	2.43	1.05	6.05	6.04	(9.29)	.02
Less distributions from:
Net realized gains	—	—	—	—	—	(2.87)
Total distributions	—	—	—	—	—	(2.87)
Net asset value, end of period	$33.35	$30.92	$29.87	$23.82	$17.78	$27.07

Total Return[c]	7.86%	3.52%	25.40%	33.97%	(34.32%)	(0.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,001	$23,086	$27,919	$13,556	$13,717	$12,428
Ratios to average net assets:
Net investment loss	(0.59%)	(1.28%)	(0.96%)	(1.13%)	(0.04%)	(0.90%)
Total expenses	1.60%	1.61%	1.57%	1.56%	1.52%	1.49%
Portfolio turnover rate	80%	358%	529%	633%	465%	573%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

S&P SMALLCAP 600 PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Marriott Vacations Worldwide Corp.	2.2%
Perry Ellis International, Inc.	1.9%
Tuesday Morning Corp.	1.9%
Skechers U.S.A., Inc. — Class A	1.8%
VOXX International Corp. — Class A	1.7%
Gentiva Health Services, Inc.	1.7%
Healthways, Inc.	1.6%
Amedisys, Inc.	1.6%
Brown Shoe Company, Inc.	1.6%
MarineMax, Inc.	1.5%
Top Ten Total	17.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.4%

CONSUMER DISCRETIONARY - 36.5%
Marriott Vacations Worldwide Corp.*	5,310	$164,504
Perry Ellis International, Inc.*	7,015	145,561
Tuesday Morning Corp.*	33,372	143,166
Skechers U.S.A., Inc. — Class A*	6,631	135,073
VOXX International Corp. — Class A*	13,705	127,731
Brown Shoe Company, Inc.	9,279	119,793
MarineMax, Inc.*	12,093	115,005
OfficeMax, Inc.*	19,484	98,590
Boyd Gaming Corp.*	13,686	98,539
Career Education Corp.*	14,553	97,359
Stein Mart, Inc.*	11,011	87,537
Stage Stores, Inc.	4,746	86,947
Lincoln Educational Services Corp.	12,679	82,414
Standard Pacific Corp.*	10,862	67,236
M/I Homes, Inc.*	3,838	66,474
Ruby Tuesday, Inc.*	9,493	64,646
American Greetings Corp. — Class A	4,400	64,328
Fred’s, Inc. — Class A	4,108	62,811
Spartan Motors, Inc.	11,042	57,860
Callaway Golf Co.	9,701	57,333
Sonic Automotive, Inc. — Class A	4,064	55,555
Big 5 Sporting Goods Corp.	6,931	52,398
Pep Boys-Manny Moe & Jack	4,930	48,807
Group 1 Automotive, Inc.	1,061	48,392
Corinthian Colleges, Inc.*	16,297	47,098
Winnebago Industries, Inc.*	4,613	47,006
Digital Generation, Inc.*	3,778	46,734
Quiksilver, Inc.*	19,811	46,160
Lithia Motors, Inc. — Class A	1,774	40,891
Superior Industries International, Inc.	2,238	36,636
EW Scripps Co. — Class A*	3,743	35,970
Haverty Furniture Companies, Inc.	2,979	33,275
La-Z-Boy, Inc.*	2,237	27,493
Zale Corp.*	9,865	26,537
Ruth’s Hospitality Group, Inc.*	4,011	26,473
Cabela’s, Inc.*	668	25,257
Jack in the Box, Inc.*	837	23,336
Live Nation Entertainment, Inc.*	2,461	22,592
Harte-Hanks, Inc.	2,339	21,378
Coldwater Creek, Inc.*	38,645	21,100
Red Robin Gourmet Burgers, Inc.*	652	19,893
Christopher & Banks Corp.	16,278	19,208
JAKKS Pacific, Inc.	1,188	19,020
Universal Electronics, Inc.*	1,380	18,175
Total Consumer Discretionary		2,752,291

INDUSTRIALS - 13.2%
Orion Marine Group, Inc.*	12,119	84,348
Universal Forest Products, Inc.	2,104	82,013
Kelly Services, Inc. — Class A	5,505	71,069
CDI Corp.	3,967	65,059
SkyWest, Inc.	8,883	58,006
Lydall, Inc.*	3,902	52,755
Briggs & Stratton Corp.	2,900	50,721
Griffon Corp.	5,665	48,606
AAR Corp.	3,477	46,870
Aegion Corp. — Class A*	2,309	41,308
EnerSys*	1,117	39,173
ABM Industries, Inc.	1,923	37,614
Comfort Systems USA, Inc.	3,468	34,749
Viad Corp.	1,703	34,060
United Stationers, Inc.	1,144	30,831
Apogee Enterprises, Inc.	1,845	29,649
Lawson Products, Inc.	3,058	28,287
Arkansas Best Corp.	2,057	25,918
G&K Services, Inc. — Class A	819	25,545
Geo Group, Inc.*	1,112	25,265
EMCOR Group, Inc.	822	22,868
Standex International Corp.	537	22,860
Powell Industries, Inc.*	594	22,192
Insperity, Inc.	719	19,449
Total Industrials		999,215

INFORMATION TECHNOLOGY - 12.6%
SYNNEX Corp.*	2,614	90,157
Insight Enterprises, Inc.*	4,487	75,516
Benchmark Electronics, Inc.*	5,293	73,838
Radisys Corp.*	11,147	70,003
Black Box Corp.	2,431	69,770
Sigma Designs, Inc.*	8,102	51,691
Intevac, Inc.*	5,965	44,857
United Online, Inc.	8,825	37,242
CTS Corp.	3,920	36,926
Cohu, Inc.	3,451	35,062
ScanSource, Inc.*	1,121	34,347
Pericom Semiconductor Corp.*	3,741	33,669
Advanced Energy Industries, Inc.*	2,247	30,155
Checkpoint Systems, Inc.*	3,357	29,239
CIBER, Inc.*	6,630	28,575
Plexus Corp.*	945	26,649
Bel Fuse, Inc. — Class B	1,404	24,724
Novatel Wireless, Inc.*	9,874	24,586
NCI, Inc. — Class A*	5,991	24,264
Avid Technology, Inc.*	3,247	24,125
Brightpoint, Inc.*	4,032	21,813
TTM Technologies, Inc.*	2,304	21,681
Anixter International, Inc.	382	20,265
DSP Group, Inc.*	3,070	19,464
Total Information Technology		948,618

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

FINANCIALS - 12.5%
Stewart Information Services Corp.	7,274	$111,655
Horace Mann Educators Corp.	5,859	102,415
Piper Jaffray Cos.*	2,898	67,901
Tower Group, Inc.	2,346	48,961
First Commonwealth Financial Corp.	7,250	48,793
Susquehanna Bancshares, Inc.	4,651	47,905
Presidential Life Corp.	4,807	47,253
Selective Insurance Group, Inc.	2,672	46,520
United Fire Group, Inc.	2,121	45,241
Investment Technology Group, Inc.*	4,616	42,467
First BanCorp*	9,688	38,364
Wintrust Financial Corp.	1,078	38,269
Cedar Realty Trust, Inc.	6,294	31,785
PrivateBancorp, Inc. — Class A	2,105	31,070
Parkway Properties, Inc.	2,621	29,984
Meadowbrook Insurance Group, Inc.	3,224	28,339
United Community Banks, Inc.*	3,190	27,338
SWS Group, Inc.*	4,640	24,731
Safety Insurance Group, Inc.	602	24,465
Prospect Capital Corp.	1,906	21,709
Calamos Asset Management, Inc. — Class A	1,724	19,740
National Financial Partners Corp.*	1,344	18,010
Total Financials		942,915

HEALTH CARE - 11.6%
Gentiva Health Services, Inc.*	18,047	125,066
Healthways, Inc.*	15,229	121,527
Amedisys, Inc.*	9,754	121,437
Almost Family, Inc.*	4,651	103,903
Kindred Healthcare, Inc.*	8,744	85,954
LHC Group, Inc.*	4,251	72,097
Molina Healthcare, Inc.*	2,711	63,600
Cross Country Healthcare, Inc.*	12,564	54,905
PharMerica Corp.*	3,851	42,053
Invacare Corp.	2,088	32,218
Symmetry Medical, Inc.*	3,164	27,147
Natus Medical, Inc.*	2,274	26,424
Total Health Care		876,331

MATERIALS - 5.6%
OM Group, Inc.*	3,180	60,420
Wausau Paper Corp.	5,513	53,641
A. Schulman, Inc.	2,691	53,416
PolyOne Corp.	3,304	45,199
Neenah Paper, Inc.	1,556	41,530
Materion Corp.	1,789	41,201
AM Castle & Co.*	3,328	35,343
Olympic Steel, Inc.	1,897	31,149
Century Aluminum Co.*	3,576	26,212
SunCoke Energy, Inc.*	1,333	19,528
AK Steel Holding Corp.	2,339	13,730
Total Materials		421,369

CONSUMER STAPLES - 5.0%
Seneca Foods Corp. — Class A*	3,705	99,665
Central Garden and Pet Co. — Class A*	6,972	75,925
Nash Finch Co.	2,958	63,537
Spartan Stores, Inc.	3,470	62,911
Andersons, Inc.	1,276	54,434
Alliance One International, Inc.*	6,921	23,947
Total Consumer Staples		380,419

ENERGY - 2.1%
Exterran Holdings, Inc.*	5,720	72,930
Matrix Service Co.*	4,642	52,687
Overseas Shipholding Group, Inc.	2,968	32,974
Total Energy		158,591

UTILITIES - 0.3%
Laclede Group, Inc.	491	19,547
Total Common Stocks
(Cost $5,950,160)		7,499,296

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$63,422	63,422
Total Repurchase Agreement
(Cost $63,422)		63,422
Total Investments - 100.2%
(Cost $6,013,582)		$7,562,718
Other Assets & Liabilities, net - (0.2)%		(18,482)
Total Net Assets - 100.0%		$7,544,236

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 159

S&P SMALLCAP 600 PURE VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $5,950,160)	$7,499,296
Repurchase agreement, at value
(cost $63,422)	63,422
Total investments
(cost $6,013,582)	7,562,718
Receivables:
Fund shares sold	6,901
Dividends	3,735
Total assets	7,573,354
Liabilities:
Payable for:
Management fees	4,432
Transfer agent and administrative fees	1,477
Investor service fees	1,477
Fund shares redeemed	839
Portfolio accounting fees	591
Miscellaneous	20,302
Total liabilities	29,118
Net assets	$7,544,236
Net assets consist of:
Paid in capital	$12,175,226
Accumulated net investment loss	(36,525)
Accumulated net realized loss on investments	(6,143,601)
Net unrealized appreciation on investments	1,549,136
Net assets	$7,544,236
Capital shares outstanding	78,131
Net asset value per share	$96.56

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment income:
Dividends	$62,429
Interest	27
Total investment income	62,456

Expenses:
Management fees	46,533
Transfer agent and administrative fees	15,511
Investor service fees	15,511
Portfolio accounting fees	6,204
Professional fees	7,259
Custodian fees	1,538
Trustees’ fees*	493
Miscellaneous	5,931
Total expenses	98,980
Net investment loss	(36,524)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(250,338)
Net realized loss	(250,338)
Net change in unrealized appreciation (depreciation) on:
Investments	470,866
Net change in unrealized appreciation (depreciation)	470,866
Net realized and unrealized gain	220,528
Net increase in net assets resulting from operations	$184,004

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600 PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(36,524)	$(86,129)
Net realized gain (loss) on investments	(250,338)	1,049,265
Net change in unrealized appreciation (depreciation) on investments	470,866	(1,631,473)
Net increase (decrease) in net assets resulting from operations	184,004	(668,337)

Capital share transactions:
Proceeds from sale of shares	19,361,722	54,571,846
Cost of shares redeemed	(24,758,067)	(58,374,680)
Net decrease from capital share transactions	(5,396,345)	(3,802,834)
Net decrease in net assets	(5,212,341)	(4,471,171)

Net assets:
Beginning of period	12,756,577	17,227,748
End of period	$7,544,236	$12,756,577
Accumulated net investment loss at end of period	$(36,525)	$(1)

Capital share activity:
Shares sold	188,942	566,974
Shares redeemed	(248,927)	(597,783)
Net decrease in shares	(59,985)	(30,809)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

S&P SMALLCAP 600 PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$92.36	$101.98	$81.52	$50.83	$91.10	$143.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.73)	(.56)	(.26)	1.20	.95
Net gain (loss) on investments (realized and unrealized)	4.49	(8.89)	21.02	31.93	(40.87)	(29.85)
Total from investment operations	4.20	(9.62)	20.46	31.67	(39.67)	(28.90)
Less distributions from:
Net investment income	—	—	—	(.98)	(.60)	(.30)
Net realized gains	—	—	—	—	—	(22.70)
Total distributions	—	—	—	(.98)	(.60)	(23.00)
Net asset value, end of period	$96.56	$92.36	$101.98	$81.52	$50.83	$91.10

Total Return[c]	4.56%	9.44%	25.10%	62.33%	(43.50%)	(20.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,544	$12,757	$17,228	$13,562	$10,310	$9,710
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.76%)	(0.61%)	(0.37%)	1.60%	0.66%
Total expenses	1.60%	1.62%	1.55%	1.55%	1.52%	1.49%
Portfolio turnover rate	126%	404%	526%	380%	391%	241%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Nestle S.A. ADR	5.5%
Novartis AG ADR	4.0%
Vodafone Group plc ADR	3.6%
HSBC Holdings plc ADR	3.3%
GlaxoSmithKline plc ADR	3.2%
Royal Dutch Shell plc ADR	3.2%
Roche Holding AG ADR	3.1%
BP plc ADR	3.1%
British American Tobacco plc ADR	3.1%
Total S.A. ADR	2.8%
Top Ten Total	34.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 163

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 69.8%

HEALTH CARE - 14.6%
Novartis AG ADR	3,064	$171,278
GlaxoSmithKline plc ADR	3,019	137,576
Roche Holding AG ADR	3,058	132,167
Sanofi ADR	3,022	114,171
AstraZeneca plc ADR	1,508	67,483
Total Health Care		622,675

FINANCIALS - 14.1%
HSBC Holdings plc ADR	3,211	141,702
Allianz SE ADR	10,132	101,219
Deutsche Bank AG	2,354	85,144
Banco Santander S.A. ADR	10,883	71,392
UBS AG*	5,158	60,400
ING Groep N.V. ADR*	7,232	48,310
Banco Bilbao Vizcaya Argentaria S.A. ADR	6,335	44,788
Barclays plc ADR	4,057	41,787
Total Financials		594,742

CONSUMER STAPLES - 12.6%
Nestle S.A. ADR	3,917	234,001
British American Tobacco plc ADR	1,269	129,590
Diageo plc ADR	909	93,691
Unilever N.V.	2,274	75,838
Total Consumer Staples		533,120

ENERGY - 10.7%
Royal Dutch Shell plc ADR	1,998	134,725
BP plc ADR	3,259	132,120
Total S.A. ADR	2,642	118,758
Eni SpA ADR	1,572	66,841
Total Energy		452,444

TELECOMMUNICATION SERVICES - 6.8%
Vodafone Group plc ADR	5,337	150,397
Telefonica S.A. ADR	4,266	55,888
Deutsche Telekom AG ADR	4,070	44,493
France Telecom S.A. ADR	2,824	37,023
Total Telecommunication Services		287,801

MATERIALS - 4.0%
BHP Billiton Ltd. ADR	995	64,973
Rio Tinto plc ADR	1,311	62,679
Anglo American plc ADR	2,486	41,094
Total Materials		168,746

INDUSTRIALS - 3.2%
Siemens AG ADR	1,132	95,167
ABB Ltd. ADR*	2,553	41,665
Total Industrials		136,832

INFORMATION TECHNOLOGY - 2.4%
SAP AG ADR	1,115	66,187
Telefonaktiebolaget LM
Ericsson — Class B ADR	3,795	34,648
Total Information Technology		100,835

CONSUMER DISCRETIONARY - 1.4%
Daimler AG	1,284	57,508
Total Common Stocks
(Cost $2,535,444)		2,954,703

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 27.4%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$326,291	326,291
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	289,438	289,438
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	271,011	271,011
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	271,011	271,011
Total Repurchase Agreements
(Cost $1,157,751)		1,157,751
Total Investments - 97.2%
(Cost $3,693,195)		$4,112,454
Other Assets & Liabilities, net - 2.8%		120,398
Total Net Assets - 100.0%		$4,232,852

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
EUROPE 1.25x STRATEGY FUND

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2012 STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $1,653,167)	55	$76,801
September 2012 EURO STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $573,815)	20	30,779
(Total Aggregate Value
of Contracts $2,226,982)		$107,580

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $2,375,063)	15	9,898

Country Diversification

The pie chart above reflects percentages of the market value of Common Stocks.

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 165

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $2,535,444)	$2,954,703
Repurchase agreements, at value
(cost $1,157,751)	1,157,751
Total investments
(cost $3,693,195)	4,112,454
Foreign currency, at value
(cost $40,239)	40,692
Segregated cash with broker	239,571
Receivables:
Variation margin	132,632
Dividends	13,645
Foreign taxes reclaim	4,643
Fund shares sold	390
Total assets	4,544,027
Liabilities:
Overdraft due to custodian bank	39,916
Payable for:
Fund shares redeemed	255,699
Management fees	2,992
Transfer agent and administrative fees	831
Investor service fees	831
Portfolio accounting fees	332
Miscellaneous	10,574
Total liabilities	311,175
Net assets	$4,232,852
Net assets consist of:
Paid in capital	$11,446,069
Undistributed net investment income	118,424
Accumulated net realized loss on investments	(7,868,814)
Net unrealized appreciation on investments	537,173
Net assets	$4,232,852
Capital shares outstanding	329,196
Net asset value per share	$12.86

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $3,641)	$82,139
Interest	870
Total investment income	83,009

Expenses:
Management fees	23,328
Transfer agent and administrative fees	6,480
Investor service fees	6,480
Portfolio accounting fees	2,592
Professional fees	5,022
Custodian fees	623
Trustees’ fees*	306
Miscellaneous	579
Total expenses	45,410
Net investment income	37,599

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(312,360)
Futures contracts	(41,794)
Foreign currency	(4,646)
Net realized loss	(358,800)
Net change in unrealized appreciation (depreciation) on:
Investments	123,308
Futures contracts	118,375
Foreign currency	872
Net change in unrealized appreciation (depreciation)	242,555
Net realized and unrealized loss	(116,245)
Net decrease in net assets resulting from operations	$(78,646)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$37,599	$92,397
Net realized loss on investments	(358,800)	(727,161)
Net change in unrealized appreciation (depreciation) on investments	242,555	(746,806)
Net decrease in net assets resulting from operations	(78,646)	(1,381,570)

Capital Share Transactions:
Proceeds from sale of shares	24,775,533	54,002,824
Cost of shares redeemed	(24,526,712)	(57,621,107)
Net increase (decrease) from capital share transactions	248,821	(3,618,283)
Net increase (decrease) in net assets	170,175	(4,999,853)

Net assets:
Beginning of period	4,062,677	9,062,530
End of period	$4,232,852	$4,062,677
Undistributed net investment income at end of period	$118,424	$80,825

Capital share activity:
Shares sold	1,885,602	3,582,718
Shares redeemed	(1,879,956)	(3,871,502)
Net increase (decrease) in shares	5,646	(288,784)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 167

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$12.56	$14.80	$16.73	$12.65	$29.95	$29.60
Income (loss) from investment operations:
Net investment income[b]	.10	.17	.12	.13	.55	.70
Net gain (loss) on investments (realized and unrealized)	.20	(2.41)	(1.85)	4.31	(17.04)	3.26
Total from investment operations	.30	(2.24)	(1.73)	4.44	(16.49)	3.96
Less distributions from:
Net investment income	—	—	(.20)	(.36)	(.19)	(.71)
Net realized gains	—	—	—	—	(.62)	(2.90)
Total distributions	—	—	(.20)	(.36)	(.81)	(3.61)
Net asset value, end of period	$12.86	$12.56	$14.80	$16.73	$12.65	$29.95

Total Return[c]	2.39%	(15.14%)	(10.35%)	35.01%	(54.86%)	13.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,233	$4,063	$9,063	$22,358	$12,535	$82,833
Ratios to average net assets:
Net investment income	1.45%	1.13%	0.82%	0.90%	2.33%	2.18%
Total expenses	1.75%	1.78%	1.71%	1.71%	1.67%	1.63%
Portfolio turnover rate	407%	446%	461%	321%	111%	220%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
JAPAN 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 19.8%
Federal Farm Credit Bank[1]
0.08% due 07/31/12	$250,000	$249,983
Fannie Mae[2]
0.02% due 07/09/12	200,000	199,999
Farmer Mac[1]
0.06% due 07/03/12	100,000	100,000
Total Federal Agency Discount Notes
(Cost $549,982)		549,982

REPURCHASE AGREEMENTS††,3 - 49.4%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	386,520	386,520
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	342,863	342,863
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	321,035	321,035
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	321,035	321,035
Total Repurchase Agreements
(Cost $1,371,453)		1,371,453
Total Investments - 69.2%
(Cost $1,921,435)		$1,921,435
Other Assets & Liabilities, net - 30.8%		856,239
Total Net Assets - 100.0%		$2,777,674

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2012 Nikkei 225
Index Futures Contracts
(Aggregate Value of
Contracts $5,560,150)	122	$325,367

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $5,792,350)	37	(38,295)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $549,982)	$549,982
Repurchase agreements, at value
(cost $1,371,453)	1,371,453
Total investments
(cost $1,921,435)	1,921,435
Segregated cash with broker	373,000
Receivables:
Fund shares sold	491,541
Variation margin	113,310
Total assets	2,899,286
Liabilities:
Payable for:
Fund shares redeemed	112,385
Management fees	1,488
Transfer agent and administrative fees	496
Investor service fees	496
Portfolio accounting fees	198
Miscellaneous	6,549
Total liabilities	121,612
Net assets	$2,777,674
Net assets consist of:
Paid in capital	$11,443,957
Accumulated net investment loss	(20,353)
Accumulated net realized loss on investments	(8,933,002)
Net unrealized appreciation on investments	287,072
Net assets	$2,777,674
Capital shares outstanding	171,635
Net asset value per share	$16.18

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$1,090
Total investment income	1,090

Expenses:
Management fees	10,124
Transfer agent and administrative fees	3,375
Investor service fees	3,375
Portfolio accounting fees	1,350
Professional fees	3,073
Printing expenses	1,117
Custodian fees	321
Trustees’ fees*	176
Miscellaneous	(1,468)
Total expenses	21,443
Net investment loss	(20,353)

Net realized and unrealized gain (Loss):
Net realized gain (loss) on:
Futures contracts	(366,405)
Net realized loss	(366,405)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	335,020
Net change in unrealized appreciation (depreciation)	335,020
Net realized and unrealized loss	(31,385)
Net decrease in net assets resulting from operations	$(51,738)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 171

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(20,353)	$(81,237)
Net realized loss on investments	(366,405)	(1,531,646)
Net change in unrealized appreciation (depreciation) on investments	335,020	(344,963)
Net decrease in net assets resulting from operations	(51,738)	(1,957,846)

Capital share transactions:
Proceeds from sale of shares	15,952,520	58,342,360
Cost of shares redeemed	(15,300,069)	(62,825,233)
Net increase (decrease) from capital share transactions	652,451	(4,482,873)
Net increase (decrease) in net assets	600,713	(6,440,719)

Net assets:
Beginning of period	2,176,961	8,617,680
End of period	$2,777,674	$2,176,961
Accumulated net investment loss at end of period	$(20,353)	$—

Capital share activity:
Shares sold	963,940	3,122,204
Shares redeemed	(934,811)	(3,380,711)
Net increase (decrease) in shares	29,129	(258,507)

172 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$15.28	$21.49	$18.57	$15.08	$22.73	$27.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.30)	(.26)	(.23)	.05	.88
Net gain (loss) on investments (realized and unrealized)	1.02	(5.91)	3.18	3.79	(7.86)	(3.83)
Total from investment operations	.90	(6.21)	2.92	3.56	(7.81)	(2.95)
Less distributions from:
Net investment income	—	—	—	(.07)	(.13)	(1.45)
Total distributions	—	—	—	(.07)	(.13)	(1.45)
Payments by affiliates	—	—	—	—	.29 [c]	—
Net asset value, end of period	$16.18	$15.28	$21.49	$18.57	$15.08	$22.73

Total Return[d]	5.96%	(28.94%)	15.72%	23.68%	(32.97%)	(11.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,778	$2,177	$8,618	$8,410	$13,104	$15,568
Ratios to average net assets:
Net investment income (loss)	(1.51%)	(1.57%)	(1.44%)	(1.49%)	0.25%	3.32%
Total expenses	1.59%	1.62%	1.55%	1.60%	1.65%	1.64%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Excluding the reimbursement, the Fund’s total return would have been (34.25%).
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 173

FUND PROFILE (Unaudited)	June 30, 2012

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

174 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 44.1%
Fannie Mae[1]
0.02% due 07/09/12	$500,000	$499,997
Federal Home Loan Bank[2]
0.04% due 07/02/12	400,000	400,000
Freddie Mac[1]
0.05% due 07/02/12	400,000	400,000
Farmer Mac[2]
0.06% due 07/03/12	400,000	399,999
Federal Farm Credit Bank[2]
0.08% due 07/31/12	400,000	399,973
Total Federal Agency Discount Notes
(Cost $2,099,969)		2,099,969

REPURCHASE AGREEMENTS††,3 - 53.4%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	868,152	868,152
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	629,358	629,358
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	522,733	522,733
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	522,733	522,733
Total Repurchase Agreements
(Cost $2,542,976)		2,542,976
Total Investments - 97.5%
(Cost $4,642,945)		$4,642,945
Other Assets & Liabilities, net - 2.5%		118,342
Total Net Assets - 100.0%		$4,761,287

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $4,334,605)	53	$(34,481)

	Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International
August 2012 U.S. Dollar Index Swap,
Terminating 08/28/12[5]
(Notional Value $4,936,086)	60,376	$181

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2012.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 175

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $2,099,969)	$2,099,969
Repurchase agreements, at value
(cost $2,542,976)	2,542,976
Total investments
(cost $4,642,945)	4,642,945
Segregated cash with broker	63,600
Unrealized appreciation on swap agreements	181
Receivables:
Fund shares sold	222,160
Total assets	4,928,886
Liabilities:
Payable for:
Fund shares redeemed	78,108
Variation margin	64,766
Swap settlement	10,640
Management fees	3,495
Transfer agent and administrative fees	971
Investor service fees	971
Portfolio accounting fees	388
Miscellaneous	8,260
Total liabilities	167,599
Net assets	$4,761,287
Net assets consist of:
Paid in capital	$9,012,500
Accumulated net investment loss	(35,828)
Accumulated net realized loss on investments	(4,181,085)
Net unrealized depreciation on investments	(34,300)
Net assets	$4,761,287
Capital shares outstanding	379,666
Net asset value per share	$12.54

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$1,933
Total investment income	1,933

Expenses:
Management fees	19,102
Transfer agent and administrative fees	5,306
Investor service fees	5,306
Portfolio accounting fees	2,122
Professional fees	3,208
Custodian fees	490
Trustees’ fees*	220
Miscellaneous	2,007
Total expenses	37,761
Net investment loss	(35,828)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Swap agreements	(93,201)
Futures contracts	(118,206)
Net realized loss	(211,407)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(6,343)
Futures contracts	(185,147)
Net change in unrealized appreciation (depreciation)	(191,490)
Net realized and unrealized loss	(402,897)
Net decrease in net assets resulting from operations	$(438,725)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

176 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(35,828)	$(86,604)
Net realized loss on investments	(211,407)	(666,619)
Net change in unrealized appreciation (depreciation) on investments	(191,490)	304,602
Net decrease in net assets resulting from operations	(438,725)	(446,621)

Capital Share Transactions:
Proceeds from sale of shares	30,038,014	71,501,960
Cost of shares redeemed	(32,545,757)	(70,218,128)
Net increase (decrease) from capital share transactions	(2,507,743)	1,283,832
Net increase (decrease) in net assets	(2,946,468)	837,211

Net assets:
Beginning of period	7,707,755	6,870,544
End of period	$4,761,287	$7,707,755
Accumulated net investment loss at end of period	$(35,828)	$—

Capital Share Activity:
Shares sold	2,430,948	5,925,013
Shares redeemed	(2,664,003)	(5,861,718)
Net increase (decrease) in shares	(233,055)	90,295

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 177

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$12.58	$13.16	$13.76	$42.50	$40.26	$45.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.20)	(.22)	(.54)	(.16)	1.40
Net gain (loss) on investments (realized and unrealized)	.06	(.38)	(.38)	(7.64)	2.40	(6.32)
Total from investment operations	(.04)	(.58)	(.60)	(8.18)	2.24	(4.92)
Less distributions from:
Net realized gains	—	—	—	(20.56)	—	—
Total distributions	—	—	—	(20.56)	—	—
Net asset value, end of period	$12.54	$12.58	$13.16	$13.76	$42.50	$40.26

Total Return[c]	(0.32%)	(4.26%)	(4.51%)	(15.84%)	5.56%	(10.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,761	$7,708	$6,871	$7,525	$7,024	$4,006
Ratios to average net assets:
Net investment income (loss)	(1.69%)	(1.72%)	(1.55%)	(1.57%)	(0.41%)	3.26%
Total expenses	1.78%	1.77%	1.69%	1.72%	1.69%	1.61%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2010 and the period January 1, 2011 through December 1, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 179

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
WEAKENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 40.7%
Federal Farm Credit Bank[1]
0.08% due 08/24/12	$200,000	$199,986
0.08% due 07/31/12	100,000	99,993
Total Federal Farm Credit Bank		299,979
Fannie Mae[2]
0.02% due 07/09/12	200,000	199,999
Federal Home Loan Bank[1]
0.04% due 07/02/12	100,000	100,000
Farmer Mac[1]
0.06% due 07/03/12	100,000	100,000
Total Federal Agency Discount Notes
(Cost $699,968)		699,978

REPURCHASE AGREEMENTS††,3 - 54.9%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12[4]	306,047	306,047
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	240,277	240,277
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	199,570	199,570
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	199,570	199,570
Total Repurchase Agreements
(Cost $945,464)		945,464
Total Investments - 95.6%
(Cost $1,645,432)		$1,645,442
Other Assets & Liabilities, net - 4.4%		75,330
Total Net Assets - 100.0%		$1,720,772

		unrealized
	contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 U.S. Dollar Index
Futures Contracts
(Aggregate Value of Contracts $1,799,270)	22	$11,749

	units

CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
August 2012 U.S. Dollar Index Swap,
Terminating 08/28/12[5]
(Notional Value $1,698,493)	20,775	$(1,950)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2012.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $699,968)	$699,978
Repurchase agreements, at value
(cost $945,464)	945,464
Total investments
(cost $1,645,432)	1,645,442
Segregated cash with broker	22,800
Receivables:
Fund shares sold	48,997
Variation margin	23,239
Total assets	1,740,478
Liabilities:
Unrealized depreciation on swap agreements	1,950
Payable for:
Swap settlement	10,258
Management fees	1,244
Transfer agent and administrative fees	346
Investor service fees	346
Portfolio accounting fees	138
Fund shares redeemed	32
Miscellaneous	5,392
Total liabilities	19,706
Net assets	$1,720,772
Net assets consist of:
Paid in capital	$2,726,833
Accumulated net investment loss	(19,584)
Accumulated net realized loss on investments	(996,286)
Net unrealized appreciation on investments	9,809
Net assets	$1,720,772
Capital shares outstanding	72,786
Net asset value per share	$23.64

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$1,053
Total investment income	1,053

Expenses:
Management fees	10,437
Transfer agent and administrative fees	2,899
Investor service fees	2,899
Portfolio accounting fees	1,160
Professional fees	2,451
Custodian fees	280
Trustees’ fees*	158
Miscellaneous	353
Total expenses	20,637
Net investment loss	(19,584)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Swap agreements	(127,955)
Futures contracts	(109,225)
Net realized loss	(237,180)
Net change in unrealized appreciation (depreciation) on:
Investments	(12)
Swap agreements	47,391
Futures contracts	32,264
Net change in unrealized appreciation (depreciation)	79,643
Net realized and unrealized loss	(157,537)
Net decrease in net assets resulting from operations	$(177,121)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 181

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(19,584)	$(66,362)
Net realized loss on investments	(237,180)	(29,847)
Net change in unrealized appreciation (depreciation) on investments	79,643	(148,445)
Net decrease in net assets resulting from operations	(177,121)	(244,654)

Capital share transactions:
Proceeds from sale of shares	15,384,740	25,622,519
Cost of shares redeemed	(15,570,497)	(26,595,917)
Net decrease from capital share transactions	(185,757)	(973,398)
Net decrease in net assets	(362,878)	(1,218,052)

Net assets:
Beginning of period	2,083,650	3,301,702
End of period	$1,720,772	$2,083,650
Accumulated net investment loss at end of period	$(19,584)	$—

Capital share activity:
Shares sold	614,150	938,352
Shares redeemed	(627,033)	(983,413)
Net decrease in shares	(12,883)	(45,061)

182 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$24.32	$25.26	$26.75	$25.10	$28.60	$27.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.47)	(.38)	(.40)	.07	.89
Net gain (loss) on investments (realized and unrealized)	(.47)	(.47)	(1.11)	2.06	(3.57)	4.15
Total from investment operations	(.68)	(.94)	(1.49)	1.66	(3.50)	5.04
Less distributions from:
Net investment income	—	—	—	(.01)	—	(3.95)
Total distributions	—	—	—	(.01)	—	(3.95)
Net asset value, end of period	$23.64	$24.32	$25.26	$26.75	$25.10	$28.60

Total Return[c]	(2.80%)	(3.68%)	(5.61%)	6.61%	(12.24%)	18.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,721	$2,084	$3,302	$4,908	$10,965	$13,579
Ratios to average net assets:
Net investment income (loss)	(1.69%)	(1.72%)	(1.55%)	(1.58%)	0.23%	3.02%
Total expenses	1.78%	1.77%	1.70%	1.71%	1.68%	1.64%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 183

FUND PROFILE (Unaudited)	June 30, 2012

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	3.8%
American Tower Corp. — Class A	2.9%
Public Storage	2.7%
Ventas, Inc.	2.3%
HCP, Inc.	2.3%
Equity Residential	2.3%
General Growth Properties, Inc.	2.2%
Annaly Capital Management, Inc.	2.2%
Boston Properties, Inc.	2.1%
Vornado Realty Trust	2.1%
Top Ten Total	24.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

184 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 101.6%

REAL ESTATE INVESTMENT TRUSTS (REITs) - 95.9%
SPECIALIZED REITs - 26.7%
American Tower Corp. — Class A	8,200	$573,261
Public Storage	3,745	540,815
Ventas, Inc.	7,359	464,500
HCP, Inc.	10,405	459,381
Health Care REIT, Inc.	6,463	376,793
Host Hotels & Resorts, Inc.	21,447	339,292
Plum Creek Timber Company, Inc.	6,450	256,065
Rayonier, Inc.	5,443	244,391
Senior Housing Properties Trust	8,887	198,358
Extra Space Storage, Inc.	6,058	185,375
Hospitality Properties Trust	7,144	176,957
LaSalle Hotel Properties	5,648	164,583
Omega Healthcare Investors, Inc.	7,264	163,440
Healthcare Realty Trust, Inc.	6,150	146,616
DiamondRock Hospitality Co.	13,343	136,099
Entertainment Properties Trust	3,279	134,800
Sovran Self Storage, Inc.	2,521	126,277
Sunstone Hotel Investors, Inc.*	11,481	126,176
CubeSmart	10,551	123,130
Medical Properties Trust, Inc.	12,327	118,586
Potlatch Corp.	3,710	118,497
Pebblebrook Hotel Trust	4,870	113,520
Total Specialized REITs		5,286,912
RETAIL REITS - 19.4%
Simon Property Group, Inc.	4,781	744,211
General Growth Properties, Inc.	24,164	437,128
Macerich Co.	5,005	295,545
Kimco Realty Corp.	15,013	285,697
Federal Realty Investment Trust	2,644	275,214
Realty Income Corp.	6,127	255,925
Taubman Centers, Inc.	2,936	226,542
Regency Centers Corp.	4,642	220,820
DDR Corp.	14,107	206,526
Weingarten Realty Investors	7,048	185,644
National Retail Properties, Inc.	6,498	183,828
Tanger Factory Outlet Centers	5,716	183,198
CBL & Associates Properties, Inc.	9,200	179,768
Equity One, Inc.	7,951	168,561
Total Retail REITs		3,848,607
RESIDENTIAL REITs - 15.2%
Equity Residential	7,270	453,357
AvalonBay Communities, Inc.	2,714	383,977
UDR, Inc.	9,561	247,056
Camden Property Trust	3,627	245,439
Essex Property Trust, Inc.	1,583	243,655
BRE Properties, Inc.	4,033	201,731
American Campus Communities, Inc.	4,248	191,075
Apartment Investment & Management Co. — Class A	7,059	190,805
Home Properties, Inc.	2,945	180,705
Mid-America Apartment Communities, Inc.	2,586	176,469
Equity Lifestyle Properties, Inc.	2,532	174,632
Post Properties, Inc.	3,547	173,626
Colonial Properties Trust	6,702	148,382
Total Residential REITs		3,010,909
OFFICE REITS - 14.9%
Boston Properties, Inc.	3,893	421,883
Digital Realty Trust, Inc.	3,964	297,577
SL Green Realty Corp.	3,458	277,470
Alexandria Real Estate Equities, Inc.	3,005	218,524
Kilroy Realty Corp.	4,010	194,124
Douglas Emmett, Inc.	8,149	188,242
Piedmont Office Realty Trust, Inc. — ClassA	10,150	174,682
BioMed Realty Trust, Inc.	9,269	173,145
Mack-Cali Realty Corp.	5,682	165,176
Highwoods Properties, Inc.	4,875	164,044
DuPont Fabros Technology, Inc.	5,304	151,482
Brandywine Realty Trust	11,620	143,391
Corporate Office Properties Trust	5,651	132,855
CommonWealth REIT	6,924	132,387
Lexington Realty Trust	13,431	113,761
Total Office REITs		2,948,743
MORTGAGE REITs - 9.7%
Annaly Capital Management, Inc.	25,402	426,247
American Capital Agency Corp.	10,448	351,157
MFA Financial, Inc.	22,700	179,103
Hatteras Financial Corp.	5,451	155,899
Two Harbors Investment Corp.	14,740	152,706
Invesco Mortgage Capital, Inc.	8,219	150,736
Starwood Property Trust, Inc.	6,824	145,419
CYS Investments, Inc.	9,325	128,405
ARMOUR Residential REIT, Inc.	16,920	120,301
Capstead Mortgage Corp.	8,470	117,818
Total Mortgage REITs		1,927,791
DIVERSIFIED REITs - 4.9%
Vornado Realty Trust	4,834	405,958
Liberty Property Trust	6,028	222,072
Duke Realty Corp.	13,806	202,120
Washington Real Estate Investment Trust	4,886	139,007
Total Diversified REITs		969,157
INDUSTRIAL REITs - 3.3%
Prologis, Inc.	11,787	391,682
DCT Industrial Trust, Inc.	21,450	135,135
EastGroup Properties, Inc.	2,454	130,798
Total Industrial REITs		657,615
FOREST PRODUCTS - 1.8%
Weyerhaeuser Co.	16,029	358,408
Total Real Estate Investment Trusts (REITs)		19,008,142

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 185

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
REAL ESTATE FUND

	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT – 5.7%
REAL ESTATE SERVICES - 1.9%
CBRE Group, Inc. — Class A*	12,966	$212,123
Jones Lang LaSalle, Inc.	2,329	163,892
Total Real Estate Services		376,015
REAL ESTATE OPERATING COMPANIES - 1.5%
Brookfield Office Properties, Inc.	17,590	306,418
DIVERSIFIED REAL ESTATE ACTIVITIES - 1.5%
Brookfield Asset Management, Inc. — Class A	5,580	184,698
St. Joe Co.*	7,062	111,650
Total Diversified Real Estate Activities		296,348
Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc. — Class A*	10,962	160,045
Total Real Estate Management & Development		1,138,826
Total Common Stocks
(Cost $11,844,911)		20,146,968

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.1%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$23,137	23,137
Total Repurchase Agreement
(Cost $23,137)		23,137
Total Investments - 101.7%
(Cost $11,868,048)		$20,170,105
Other Assets & Liabilities, net - (1.7)%		(343,851)
Total Net Assets - 100.0%		$19,826,254

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

REIT — Real Estate Investment Trust

186 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Real estate fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $11,844,911)	$20,146,968
Repurchase agreement, at value
(cost $23,137)	23,137
Total investments
(cost $11,868,048)	20,170,105
Cash	2,331
Receivables:
Dividends	97,481
Fund shares sold	60,710
Total assets	20,330,627
Liabilities:
Payable for:
Fund shares redeemed	446,403
Management fees	14,225
Transfer agent and administrative fees	4,184
Investor service fees	4,184
Portfolio accounting fees	1,673
Miscellaneous	33,704
Total liabilities	504,373
Net assets	$19,826,254
Net assets consist of:
Paid in capital	$26,064,344
Undistributed net investment income	416,472
Accumulated net realized loss on investments	(14,956,619)
Net unrealized appreciation on investments	8,302,057
Net assets	$19,826,254
Capital shares outstanding	666,326
Net asset value per share	$29.75

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $931)	$314,475
Interest	33
Total investment income	314,508

Expenses:
Management fees	87,697
Transfer agent and administrative fees	25,793
Investor service fees	25,793
Portfolio accounting fees	10,317
Professional fees	13,712
Custodian fees	2,504
Trustees’ fees*	910
Miscellaneous	7,550
Total expenses	174,276
Net investment income	140,232

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	595,274
Net realized gain	595,274
Net change in unrealized appreciation (depreciation) on:
Investments	1,834,143
Net change in unrealized appreciation (depreciation)	1,834,143
Net realized and unrealized gain	2,429,417
Net increase in net assets resulting from operations	$2,569,649

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 187

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$140,232	$276,241
Net realized gain on investments	595,274	2,388,000
Net change in unrealized appreciation (depreciation) on investments	1,834,143	(4,274,207)
Net increase (decrease) in net assets resulting from operations	2,569,649	(1,609,966)

Distributions to shareholders from:
Net investment income	—	(469,840)
Total distributions to shareholders	—	(469,840)

Capital share transactions:
Proceeds from sale of shares	53,295,586	97,117,326
Distributions reinvested	—	469,840
Cost of shares redeemed	(51,039,767)	(105,768,554)
Net increase (decrease) from capital share transactions	2,255,819	(8,181,388)
Net increase (decrease) in net assets	4,825,468	(10,261,194)

Net assets:
Beginning of period	15,000,786	25,261,980
End of period	$19,826,254	$15,000,786
Undistributed net investment income at end of period	$416,472	$276,240

Capital share activity:
Shares sold	1,902,905	3,558,431
Shares issued from reinvestment of distributions	—	18,839
Shares redeemed	(1,815,806)	(3,962,377)
Net increase (decrease) in shares	87,099	(385,107)

188 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$25.90	$26.20	$21.44	$17.51	$34.35	$50.25
Income (loss) from investment operations:
Net investment income[b]	.19	.35	.35	.50	.79	.63
Net gain (loss) on investments (realized and unrealized)	3.66	.20	4.97	3.90	(15.47)	(10.02)
Total from investment operations	3.85	.55	5.32	4.40	(14.68)	(9.39)
Less distributions from:
Net investment income	—	(.85)	(.56)	(.47)	(.20)	(1.09)
Net realized gains	—	—	—	—	(1.96)	(5.42)
Total distributions	—	(.85)	(.56)	(.47)	(2.16)	(6.51)
Net asset value, end of period	$29.75	$25.90	$26.20	$21.44	$17.51	$34.35

Total Return[c]	14.86%	2.26%	24.86%	25.27%	(41.64%)	(19.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,826	$15,001	$25,262	$33,872	$15,437	$31,757
Ratios to average net assets:
Net investment income	1.36%	1.28%	1.49%	2.83%	2.61%	1.28%
Total expenses	1.69%	1.70%	1.65%	1.65%	1.62%	1.60%
Portfolio turnover rate	212%	351%	394%	450%	288%	226%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

FUND PROFILE (Unaudited)	June 30, 2012

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 18, 1997

The Fund invests principally in derivative investments such as U.S. Government securities and futures contracts.

190 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Face
	Amount	Value

U.S. GOVERNMENT SECURITIES† - 43.1%
U.S. Treasury Bond
3.00% due 02/15/42	$67,910,000	$71,305,499
Total U.S. Government Securities
(Cost $70,291,208)		71,305,499

FEDERAL AGENCY DISCOUNT NOTES†† - 19.6%
Federal Home Loan Bank[1]
0.05% due 07/27/12	4,000,000	3,999,856
0.04% due 07/02/12	2,500,000	2,499,997
0.06% due 07/05/12	1,000,000	999,993
Total Federal Home Loan Bank		7,499,846
Fannie Mae[2]
0.04% due 08/20/12	4,000,000	3,999,777
0.02% due 07/09/12	3,000,000	2,999,987
Total Fannie Mae		6,999,764
Freddie Mac[2]
0.06% due 08/23/12	7,000,000	6,999,382
Farmer Mac[1]
0.08% due 08/01/12	3,000,000	2,999,793
0.07% due 07/03/12	2,000,000	1,999,992
0.07% due 07/02/12	1,800,000	1,799,997
Total Farmer Mac		6,799,782
Federal Farm Credit Bank[1]
0.08% due 07/31/12	2,050,000	2,049,863
0.08% due 08/24/12	2,000,000	1,999,853
Total Federal Farm Credit Bank		4,049,716
Total Federal Agency Discount Notes
(Cost $32,348,398)		32,348,490

REPURCHASE AGREEMENTS††,3 - 36.2%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	16,876,928	16,876,928
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	14,970,752	14,970,752
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	14,017,664	14,017,664
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	14,017,664	14,017,664
Total Repurchase Agreements
(Cost $59,883,008)		59,883,008
Total Investments - 98.9%
(Cost $162,522,614)		$163,536,997
Other Assets & Liabilities, net - 1.1%		1,837,448
Total Net Assets - 100.0%		$165,374,445

		Unrealized
	Contracts	Loss

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 Ultra Long-Term
U.S. Treasury Bond Futures Contracts
(Aggregate Value of Contracts
$148,908,375)	891	$(872,323)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 191

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $102,639,606)	$103,653,989
Repurchase agreements, at value
(cost $59,883,008)	59,883,008
Total investments
(cost $162,522,614)	163,536,997
Segregated cash with broker	3,786,750
Receivables:
Fund shares sold	4,459,597
Interest	245,223
Total assets	172,028,567
Liabilities:
Payable for:
Securities purchased	4,200,000
Variation margin	2,255,344
Management fees	61,861
Investor service fees	30,931
Transfer agent and administrative fees	24,745
Portfolio accounting fees	12,372
Fund shares redeemed	888
Miscellaneous	67,981
Total liabilities	6,654,122
Net Assets	$165,374,445
Net assets consist of:
Paid in capital	$157,816,996
Accumulated net investment loss	(966)
Accumulated net realized gain on investments	7,416,355
Net unrealized appreciation on investments	142,060
Net assets	$165,374,445
Capital shares outstanding	7,988,521
Net asset value per share	$20.70

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$464,358
Total investment income	464,358

Expenses:
Management fees	121,366
Transfer agent and administrative fees	48,547
Investor service fees	60,683
Portfolio accounting fees	24,273
Professional fees	24,134
Custodian fees	5,547
Trustees’ fees*	1,674
Miscellaneous	26,870
Total expenses	313,094
Net investment income	151,264
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,021,626)
Futures contracts	(864,939)
Net realized loss	(1,886,565)
Net change in unrealized appreciation (depreciation) on:
Investments	450,863
Futures contracts	(1,201,983)
Net change in unrealized appreciation (depreciation)	(751,120)
Net realized and unrealized loss	(2,637,685)
Net decrease in net assets resulting from operations	$(2,486,421)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

192 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$151,264	$666,017
Net realized gain (loss) on investments	(1,886,565)	16,718,502
Net change in unrealized appreciation (depreciation) on investments	(751,120)	585,372
Net increase (decrease) in net assets resulting from operations	(2,486,421)	17,969,891

Distributions to shareholders from:
Net investment income	(152,230)	(666,150)
Total distributions to shareholders	(152,230)	(666,150)

Capital share transactions:
Proceeds from sale of shares	455,224,221	516,116,894
Distributions reinvested	152,230	666,150
Cost of shares redeemed	(328,621,524)	(509,661,255)
Net increase from capital share transactions	126,754,927	7,121,789
Net increase in net assets	124,116,276	24,425,530

Net assets:
Beginning of period	41,258,169	16,832,639
End of period	$165,374,445	$41,258,169
Accumulated net investment loss at end of period	$(966)	$—

Capital share activity:
Shares sold	22,611,523	33,790,980
Shares issued from reinvestment of distributions	7,646	42,389
Shares redeemed	(16,722,973)	(32,926,021)
Net increase in shares	5,896,196	907,348

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 193

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011[d]	2010[d]	2009[d]	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$19.72	$14.20	$13.18	$34.48	$24.48	$23.12
Income (loss) from investment operations:
Net investment income[b]	.06	.29	.34	.56	.70	.82
Net gain (loss) on investments (realized and unrealized)	.98	5.52	1.00	(10.66)	10.00	1.36
Total from investment operations	1.04	5.81	1.34	(10.10)	10.70	2.18
Less distributions from:
Net investment income	(.06)	(.29)	(.32)	(.56)	(.70)	(.82)
Net realized gains	—	—	—	(10.64)	—	—
Total distributions	(.06)	(.29)	(.32)	(11.20)	(.70)	(.82)
Net asset value, end of period	$20.70	$19.72	$14.20	$13.18	$34.48	$24.48

Total Return[c]	5.30%	41.52%	10.14%	(31.54%)	44.87%	9.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$165,374	$41,258	$16,833	$24,092	$63,594	$52,250
Ratios to average net assets:
Net investment income	0.62%	1.81%	2.39%	2.29%	2.75%	3.60%
Total expenses	1.29%	1.29%	1.25%	1.26%	1.22%	1.20%
Portfolio turnover rate	1,319%	2,585%	2,452%	1,694%	1,372%	1,367%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2007–December 31, 2010 and the period January 1, 2011 through December 1, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.

194 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2003

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 195

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 40.2%
Farmer Mac[1]
0.07% due 07/03/12	$1,000,000	$999,997
Federal Home Loan Bank[1]
0.06% due 07/05/12	1,000,000	999,993
Federal Farm Credit Bank[1]
0.08% due 07/31/12	400,000	399,973
Fannie Mae[2]
0.02% due 07/09/12	200,000	199,999
Total Federal Agency Discount Notes
(Cost $2,599,962)		2,599,962

REPURCHASE AGREEMENTS†† - 140.8%
Individual Repurchase Agreement[3]
Barclays Capital
issued 06/29/12 at (0.15)%
due 07/02/12 (secured by a
U.S. Treasury Bond, at a rate of
3.00% and maturing 5/15/42 as
collateral, with a value of $4,485,578)
to be repurchased at $4,382,332	4,382,388	4,382,388
Joint Repurchase Agreements[4]
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	1,335,189	1,335,189
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	1,184,385	1,184,385
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	1,108,983	1,108,983
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	1,108,983	1,108,983
Total Repurchase Agreements
(Cost $9,119,928)		9,119,928
Total Long Investments - 181.0%
(Cost $11,719,890)		$11,719,890

U.S. Government Securities Sold Short† - (59.0)%
U.S. Treasury Bond
3.00% due 02/15/42	3,637,000	(3,818,850)
Total U.S. Government Securities Sold Short
(Proceeds $3,873,082)		(3,818,850)
Other Assets & Liabilities, net - (22.0)%		(1,425,517)
Total Net Assets - 100.0%		$6,475,523

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2012 Ultra Long-Term U.S. Treasury
Bond Futures Contracts
(Aggregate Value of
Contracts $3,175,375)	19	$24,290

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	All or portion of this security is pledged as short collateral at June 30, 2012.
[4]	Repurchase Agreements — See Note 5.

196 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $2,599,962)	$2,599,962
Repurchase agreements, at value
(cost $9,119,928)	9,119,928
Total investments
(cost $11,719,890)	11,719,890
Segregated cash with broker	80,750
Receivables:
Variation margin	48,093
Total assets	11,848,733
Liabilities:
Securities sold short, at value (proceeds $3,873,082)	3,818,850
Payable for:
Fund shares redeemed	873,795
Securities purchased	630,000
Management fees	5,673
Transfer agent and administrative fees	1,576
Investor service fees	1,576
Portfolio accounting fees	630
Miscellaneous	41,110
Total liabilities	5,373,210
Net Assets	$6,475,523
Net assets consist of:
Paid in capital	$24,328,238
Accumulated net investment loss	(291,789)
Accumulated net realized loss on investments	(17,639,448)
Net unrealized appreciation on investments	78,522
Net assets	$6,475,523
Capital shares outstanding	700,969
Net asset value per share	$9.24

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$10,078
Total investment income	10,078

Expenses:
Management fees	68,305
Transfer agent and administrative fees	18,974
Investor service fees	18,974
Portfolio accounting fees	7,589
Custodian fees	1,875
Trustees’ fees*	646
Interest expense	169,856
Miscellaneous	15,648
Total expenses	301,867
Net investment loss	(291,789)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(625,145)
Securities sold short	56,204
Net realized loss	(568,941)
Net change in unrealized appreciation (depreciation) on:
Securities sold short	4,029
Futures contracts	44,755
Net change in unrealized appreciation (depreciation)	48,784
Net realized and unrealized loss	(520,157)
Net decrease in net assets resulting from operations	$(811,946)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 197

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(291,789)	$(745,235)
Net realized loss on investments	(568,941)	(3,766,641)
Net change in unrealized appreciation (depreciation) on investments	48,784	(209,649)
Net decrease in net assets resulting from operations	(811,946)	(4,721,525)

Capital share transactions:
Proceeds from sale of shares	209,549,553	298,887,611
Cost of shares redeemed	(209,084,319)	(304,524,470)
Net increase (decrease) from capital share transactions	465,234	(5,636,859)
Net decrease in net assets	(346,712)	(10,358,384)

Net assets:
Beginning of period	6,822,235	17,180,619
End of period	$6,475,523	$6,822,235
Accumulated net investment loss at end of period	$(291,789)	$—

Capital share activity:
Shares sold	21,076,720	22,747,274
Shares redeemed	(21,068,089)	(23,268,301)
Net increase (decrease) in shares	8,631	(521,027)

198 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$9.85	$14.16	$16.24	$13.60	$19.58	$21.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.63)	(.73)	(.33)	(.21)	.70
Net gain (loss) on investments (realized and unrealized)	(.42)	(3.68)	(1.35)	2.97	(5.68)	(1.67)
Total from investment operations	(.61)	(4.31)	(2.08)	2.64	(5.89)	(.97)
Less distributions from:
Net investment income	—	—	—	—	(.09)	(1.00)
Total distributions	—	—	—	—	(.09)	(1.00)
Net asset value, end of period	$9.24	$9.85	$14.16	$16.24	$13.60	$19.58

Total Return[c]	(6.19%)	(30.44%)	(12.81%)	19.41%	(30.21%)	(4.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,476	$6,822	$17,181	$27,940	$10,625	$17,611
Ratios to average net assets:
Net investment income (loss)	(3.84%)	(4.83%)	(5.12%)	(2.09%)	(1.12%)	3.17%
Total expenses	3.98%	4.89%	5.31%	2.23%	4.12%	3.83%
Operating expenses[d]	1.74%	1.76%	1.70%	1.71%	1.65%	1.63%
Portfolio turnover rate	1,946%	2,031%	3,555%	—	2,851%	1,123%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Operating expenses exclude interest expense from securities sold short.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 199

FUND PROFILE (Unaudited)	June 30, 2012

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FAN — Federal Agency Notes

FADN— Federal Agency Discount Notes

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

200 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
U.S. GOVERNMENT MONEY MARKET FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 35.5%
Farmer Mac[1]
0.10% due 07/23/12	$10,000,000	$9,999,388
0.10% due 07/06/12	5,000,000	4,999,931
Total Farmer Mac		14,999,319
Fannie Mae[2]
0.08% due 09/04/12	5,000,000	4,999,278
0.15% due 09/12/12	5,000,000	4,998,479
Total Fannie Mae		9,997,757
Federal Farm Credit Bank[1]
0.13% due 09/24/12	10,000,000	9,996,931
Federal Home Loan Bank[1]
0.14% due 10/19/12	10,000,000	9,995,875
Freddie Mac[2]
0.13% due 11/07/12	10,000,000	9,995,342
Total Federal Agency Discount Notes
(Cost $54,985,224)		54,985,224

FEDERAL AGENCY NOTES†† - 3.2%
Federal Home Loan Bank[1]
0.19% due 02/27/13	5,000,000	4,999,954
Total Federal Agency Notes
(Cost $4,999,954)		4,999,954

REPURCHASE AGREEMENTS††,3 - 63.4%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	27,693,492	27,693,492
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	24,565,633	24,565,633
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	23,001,704	23,001,704
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	23,001,704	23,001,704
Total Repurchase Agreements
(Cost $98,262,533)		98,262,533
Total Investments - 102.1%
(Cost $158,247,711)		$158,247,711
Other Assets & Liabilities, net - (2.1)%		(3,276,597)
Total Net Assets - 100.0%		$154,971,114

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 201

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $59,985,178)	$59,985,178
Repurchase agreements, at value
(cost $98,262,533)	98,262,533
Total investments
(cost $158,247,711)	158,247,711
Receivables:
Fund shares sold	483,073
Interest	3,839
Total assets	158,734,623
Liabilities:
Payable for:
Fund shares redeemed	3,520,223
Miscellaneous	243,286
Total liabilities	3,763,509
Net Assets	$154,971,114
Net assets consist of:
Paid in capital	$154,967,455
Undistributed net investment income	3,285
Accumulated net realized gain on investments	374
Net unrealized appreciation on investments	—
Net assets	$154,971,114
Capital shares outstanding	154,986,995
Net asset value per share	$1.00

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$81,760
Total investment income	81,760

Expenses:
Management fees	376,446
Transfer agent and administrative fees	150,579
Investor service fees	188,223
Portfolio accounting fees	75,288
Professional fees	143,159
Printing expenses	65,922
Custodian fees	17,348
Trustees’ fees*	9,554
Miscellaneous	(56,404)
Total expenses	970,115
Less:
Expenses waived by service company	(225,861)
Expenses waived by distributor	(188,218)
Expenses waived/reimbursed by advisor	(474,303)
Total waived expenses	(888,382)
Net expenses	81,733
Net investment income	27

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(104)
Net realized loss	(104)
Net decrease in net assets resulting from operations	$(77)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

202 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$27	$3,267
Net realized gain (loss) on investments	(104)	478
Net increase (decrease) in net assets resulting from operations	(77)	3,745

Distributions to shareholders from:
Net investment income	(28)	(7,356)
Total distributions to shareholders	(28)	(7,356)

Capital share transactions:
Proceeds from sale of shares	336,696,747	897,529,678
Distributions reinvested	28	7,297
Cost of shares redeemed	(378,365,301)	(908,675,849)
Net decrease from capital share transactions	(41,668,526)	(11,138,874)
Net decrease in net assets	(41,668,631)	(11,142,485)

Net assets:
Beginning of period	196,639,745	207,782,230
End of period	$154,971,114	$196,639,745
Undistributed net investment income at end of period	$3,285	$3,286

Capital share activity:
Shares sold	336,696,747	897,529,678
Shares issued from reinvestment of distributions	28	7,297
Shares redeemed	(378,365,362)	(908,675,849)
Net decrease in shares	(41,668,587)	(11,138,874)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 203

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	— [c]	— [c]	.01	.04
Net gain (loss) on investments (realized
and unrealized)	(—)[c]	— [c]	—	— [c]	— [c]	—
Total from investment operations	(—)[c]	— [c]	— [c]	— [c]	.01	.04
Less distributions from:
Net investment income	(—)[d]	(—)[d]	(—)[d]	(—)[d]	(.01)	(.04)
Total distributions	(—)[d]	(—)[d]	(—)[d]	(—)[d]	(.01)	(.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[e]	0.00%	0.00%	0.01%	0.06%	1.14%	3.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,971	$196,640	$207,782	$231,451	$360,946	$277,346
Ratios to average net assets:
Net investment income	— [g]	— [g]	0.01%	0.02%	1.09%	3.80%
Total expenses	1.28%	1.29%	1.25%	1.28%	1.22%	1.19%
Net expenses[f]	0.11%	0.09%	0.18%	0.54%	1.22%	1.19%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Less than 0.01%.

204 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2012, the Trust consisted of fifty-seven separate funds. This report covers the Target Beta and Money Market Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/ dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

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B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum

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exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500 Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
S&P 500 Pure Growth Fund	0.75%
S&P 500 Pure Value Fund	0.75%
S&P MidCap 400 Pure Growth Fund	0.75%
S&P MidCap 400 Pure Value Fund	0.75%
S&P SmallCap 600 Pure Growth Fund	0.75%
S&P SmallCap 600 Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Real Estate Fund	0.85%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Trust for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Transfer Agent and
Administrative Fees
Fund	(as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to RDL at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees and/or reimburse expense, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor service fees are waived, dealer compensation will be reduced to the extent of such waiver.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Nova Fund	$14,935,365	$64,600	$6,588,783	$398,348	$—	$21,987,096
Inverse S&P 500 Strategy Fund	—	—	14,894,460	—	—	14,894,460
NASDAQ-100® Fund	50,017,872	899	3,077,521	70,178	—	53,166,470
Inverse NASDAQ-100® Strategy Fund	—	—	5,475,219	—	—	5,475,219
S&P 500 2x Strategy Fund	8,368,393	119,233	6,268,596	404,684	—	15,160,906
NASDAQ-100® 2x Strategy Fund	19,053,357	82,470	5,593,765	587,256	—	25,316,848
Mid-Cap 1.5x Strategy Fund	6,068,925	58,584	2,395,117	147,778	—	8,670,404
Inverse Mid-Cap Strategy Fund	—	—	1,930,321	—	—	1,930,321
Russell 2000® 2x Strategy Fund	2,479,356	110,693	2,092,783	106,398	—	4,789,230
Russell 2000® 1.5x Strategy Fund	6,034,176	14,283	2,567,618	148,418	—	8,764,495

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets (continued)
Inverse Russell 2000® Strategy Fund	$—	$—	$2,597,774	$—	$—	$2,597,774
Dow 2x Strategy Fund	1,802,249	398,918	11,237,222	280,635	—	13,719,024
Inverse Dow 2x Strategy Fund	—	—	6,696,313	—	—	6,696,313
S&P 500 Pure Growth Fund	29,335,156	—	205,784	—	—	29,540,940
S&P 500 Pure Value Fund	17,388,353	—	115,561	—	—	17,503,914
S&P MidCap 400 Pure Growth Fund	21,137,690	—	172,561	—	—	21,310,251
S&P MidCap 400 Pure Value Fund	12,369,757	—	23,470	—	—	12,393,227
S&P SmallCap 600 Pure Growth Fund	10,928,060	—	56,400	—	—	10,984,460
S&P SmallCap 600 Pure Value Fund	7,499,296	—	63,422	—	—	7,562,718
Europe 1.25x Strategy Fund	2,954,703	117,478	1,157,751	—	—	4,229,932
Japan 2x Strategy Fund	—	325,367	1,921,435	—	—	2,246,802
Strengthening Dollar 2x Strategy Fund	—	—	4,642,945	181	—	4,643,126
Weakening Dollar 2x Strategy Fund	—	11,749	1,645,442	—	—	1,657,191
Real Estate Fund	20,146,968	—	23,137	—	—	20,170,105
Government Long Bond 1.2x Strategy Fund	71,305,499	—	92,231,498	—	—	163,536,997
Inverse Government Long Bond Strategy Fund	—	24,290	11,719,890	—	—	11,744,180
U.S. Government Money Market Fund	—	—	158,247,711	—	—	158,247,711
Liabilities
Inverse S&P 500 Strategy Fund	$—	$111,380	$—	$305,882	$—	$417,262
Inverse NASDAQ-100® Strategy Fund	—	29,542	—	42,913	—	72,455
Inverse Mid-Cap Strategy Fund	—	15,063	—	43,530	—	58,593
Inverse Russell 2000® Strategy Fund	—	39,202	—	58,072	—	97,274
Inverse Dow 2x Strategy Fund	—	11,839	—	244,709	—	256,548
Japan 2x Strategy Fund	—	38,295	—	—	—	38,295
Strengthening Dollar 2x Strategy Fund	—	34,481	—	—	—	34,481
Weakening Dollar 2x Strategy Fund	—	—	—	1,950	—	1,950
Government Long Bond 1.2x Strategy Fund	—	872,323	—	—	—	872,323
Inverse Government Long Bond Strategy Fund	3,818,850	—	—	—	—	3,818,850

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2012, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2012:

	Securities	Total
Nova Fund
Assets:
Beginning Balance	$17	$17
Total realized gains or losses included in earnings	(36)	(36)
Total change in unrealized gains or losses included in earnings	160	160
Sales	(141)	(141)
Ending Balance	$—	$—

	Securities	Total
NASDAQ-100® Fund
Assets:
Beginning Balance	$429	$429
Total realized gains or losses included in earnings	(952)	(952)
Total change in unrealized gains or losses included in earnings	4,239	4,239
Sales	(3,716)	(3,716)
Ending Balance	$—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Securities	Total
S&P 500 2x Strategy Fund
Assets:
Beginning Balance	$9	$9
Total realized gains or losses included in earnings	(22)	(22)
Total change in unrealized gains or losses included in earnings	89	89
Sales	(76)	(76)
Ending Balance	$—	$—

	Securities	Total
NASDAQ-100® 2x Strategy Fund
Assets:
Beginning Balance	$210	$210
Total realized gains or losses included in earnings	(552)	(552)
Total change in unrealized gains or losses included in earnings	2,240	2,240
Sales	(1,898)	(1,898)
Ending Balance	$—	$—

	Securities	Total
S&P 500 Pure Value Fund
Assets:
Beginning Balance	$1,621	$1,621
Total realized gains or losses included in earnings	(6,466)	(6,466)
Total change in unrealized gains or losses included in earnings	21,819	21,819
Sales	(16,974)	(16,974)
Ending Balance	$—	$—

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Notes
0.08%			2.13% – 3.13%
Due 07/02/12	$83,325,691	$83,326,246	05/15/21 – 08/15/21	$77,916,900	$84,992,397
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.12%			2.13%
Due 07/02/12	64,111,705	64,112,346	05/31/15	60,339,400	63,461,469
			U.S. Treasury Bill
			0.00%
			05/02/13	1,935,400	1,932,497
HSBC Group			Freddie Mac Notes
0.12%			3.00% – 4.38%
Due 07/02/12	53,250,000	53,250,533	07/28/14 – 07/17/15	49,520,000	54,315,889
Deutsche Bank			U.S. Treasury Note
0.10%			0.38%
Due 07/02/12	53,250,000	53,250,444	11/15/14	54,281,500	54,315,068

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

The following Funds utilized derivatives for the following purposes:

	Futures		Swaps
Fund Name	Index Exposure	liquidity	Index Exposure	Liquidity
Nova Fund	x	x	x	x
Inverse S&P 500 Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
S&P 500 2x Strategy Fund	x	x	x	x
NASDAQ-100® 2x Strategy Fund	x	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
Inverse Mid-Cap Stategy Fund	x	x	x	x
Russell 2000® 2x Strategy Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Dow 2x Strategy Fund	x	x	x	x
Inverse Dow 2x Strategy Fund	x	x	x	x
Europe 1.25x Strategy Fund	x	x
Japan 2x Strategy Fund	x	x
Strengthening Dollor 2x Strategy Fund	x	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Government Long Bond Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s net assets on a daily basis
Fund	Long	Short
Nova Fund	85%	—
Inverse S&P 500 Strategy Fund	—	100%
NASDAQ-100® Fund	5%	—
Inverse NASDAQ-100® Strategy Fund	—	100%
S&P 500 2x Strategy Fund	140%	—
NASDAQ-100® 2x Strategy Fund	120%	—
Mid-Cap 1.5x Strategy Fund	75%	—
Inverse Mid-Cap Strategy Fund	—	100%
Russell 2000® 2x Strategy Fund	155%	—
Russell 2000® 1.5x Strategy Fund	85%	—
Inverse Russell 2000® Strategy Fund	—	100%
Dow 2x Strategy Fund	185%	—
Inverse Dow 2x Strategy Fund	—	200%
Europe 1.25x Strategy Fund*	55%	—
Japan 2x Strategy Fund*	200%	—
Strengthening Dollar 2x Strategy Fund	195%	—
Weakening Dollar 2x Strategy Fund	—	205%
Government Long Bond 1.2x Strategy Fund	90%	—
Inverse Government Long Bond Strategy Fund	—	50%

*	These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The combined derivative instrument exposure is 110% and 410% for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund, respectively.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2012:

Location on the Statements of Assets and Liabilities

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2012:

Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate	Total Value at
	Contracts*	Contracts	Contracts*	Contracts	Contracts*	June 30, 2012
Nova Fund	$64,600	$398,348	$—	$—	$—	$462,948
NASDAQ-100® Fund	899	70,178	—	—	—	71,077
S&P 500 2x Strategy Fund	119,233	404,684	—	—	—	523,917
NASDAQ-100® 2x Strategy Fund	82,470	587,256	—	—	—	669,726
Mid-Cap 1.5x Strategy Fund	58,584	147,778	—	—	—	206,362
Russell 2000® 2x Strategy Fund	110,693	106,398	—	—	—	217,091
Russell 2000® 1.5x Strategy Fund	14,283	148,418	—	—	—	162,701
Dow 2x Strategy Fund	398,918	280,635	—	—	—	679,553
Europe 1.25x Strategy Fund	107,580	—	9,898	—	—	117,478
Japan 2x Strategy Fund	325,367	—	—	—	—	325,367
Strengthening Dollar 2x Strategy Fund	—	—	—	181	—	181
Weakening Dollar 2x Strategy Fund	—	—	11,749	—	—	11,749
Inverse Government Long Bond Strategy Fund	—	—	—	—	24,290	24,290

Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate	Total Value at
	Contracts*	Contracts	Contracts*	Contracts	Contracts*	June 30, 2012
Inverse S&P 500 Strategy Fund	$111,380	$305,882	$—	$—	$—	$417,262
Inverse NASDAQ-100® Strategy Fund	29,542	42,913	—	—	—	72,455
Inverse Mid-Cap Strategy Fund	15,063	43,530	—	—	—	58,593
Inverse Russell 2000® Strategy Fund	39,202	58,072	—	—	—	97,274
Inverse Dow 2x Strategy Fund	11,839	244,709	—	—	—	256,548
Japan 2x Strategy Fund	—	—	38,295	—	—	38,295
Strengthening Dollar 2x Strategy Fund	—	—	34,481	—	—	34,481
Weakening Dollar 2x Strategy Fund	—	—	—	1,950	—	1,950
Government Long Bond 1.2x Strategy Fund	—	—	—	—	872,323	872,323

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2012:

Location on the Statements of Operations

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$150,077	$1,138,511	$—	$—	$—	$1,288,588
Inverse S&P 500 Strategy Fund	(749,973)	(698,829)	—	—	—	(1,448,802)
NASDAQ-100® Fund	(17,659)	695,371	—	—	—	677,712
Inverse NASDAQ-100® Strategy Fund	(101,206)	(570,666)	—	—	—	(671,872)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Contracts	Total
S&P 500 2x Strategy Fund	$36,365	$1,182,853	$—	$—	$—	$1,219,218
NASDAQ-100® 2x Strategy Fund	(29,540)	4,977,252	—	—	—	4,947,712
Mid-Cap 1.5x Strategy Fund	178,490	248,370	—	—	—	426,860
Inverse Mid-Cap Strategy Fund	(5,793)	(67,792)	—	—	—	(73,585)
Russell 2000® 2x Strategy Fund	271,134	97,646	—	—	—	368,780
Russell 2000® 1.5x Strategy Fund	(87,454)	362,350	—	—	—	274,896
Inverse Russell 2000® Strategy Fund	(193,098)	(307,389)	—	—	—	(500,487)
Dow 2x Strategy Fund	397,519	960,967	—	—	—	1,358,486
Inverse Dow 2x Strategy Fund	(415,473)	(673,097)	—	—	—	(1,088,570)
Europe 1.25x Strategy Fund	70,201	—	(111,995)	—	—	(41,794)
Japan 2x Strategy Fund	(230,962)	—	(135,443)	—	—	(366,405)
Strengthening Dollar 2x Strategy Fund	—	—	(118,206)	(93,201)	—	(211,407)
Weakening Dollar 2x Strategy Fund	—	—	(109,225)	(127,955)	—	(237,180)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(864,939)	(864,939)
Inverse Government Long Bond Strategy Fund	—	—	—	—	(625,145)	(625,145)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate
	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(75,818)	$421,575	$—	$—	$—	$345,757
Inverse S&P 500 Strategy Fund	(98,792)	(342,256)	—	—	—	(441,048)
NASDAQ-100® Fund	910	86,353	—	—	—	87,263
Inverse NASDAQ-100® Strategy Fund	(36,019)	(61,005)	—	—	—	(97,024)
S&P 500 2x Strategy Fund	107,209	535,014	—	—	—	642,223
NASDAQ-100® 2x Strategy Fund	59,702	732,473	—	—	—	792,175
Mid-Cap 1.5x Strategy Fund	(22,075)	169,052	—	—	—	146,977
Inverse Mid-Cap Strategy Fund	(16,440)	(51,510)	—	—	—	(67,950)
Russell 2000® 2x Strategy Fund	57,667	163,652	—	—	—	221,319
Russell 2000® 1.5x Strategy Fund	10,147	221,340	—	—	—	231,487
Inverse Russell 2000® Strategy Fund	(42,873)	(78,211)	—	—	—	(121,084)
Dow 2x Strategy Fund	352,866	365,723	—	—	—	718,589
Inverse Dow 2x Strategy Fund	(9,685)	(319,116)	—	—	—	(328,801)
Europe 1.25x Strategy Fund	26,393	—	91,982	—	—	118,375
Japan 2x Strategy Fund	401,320	—	(66,300)	—	—	335,020
Strengthening Dollar 2x Strategy Fund	—	—	(185,147)	(6,343)	—	(191,490)
Weakening Dollar 2x Strategy Fund	—	—	32,264	47,391	—	79,655
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(1,201,983)	(1,201,983)
Inverse Government Long Bond Strategy Fund	—	—	—	—	44,755	44,755

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$18,317,291	$3,286,187	$(79,330)	$3,206,857
Inverse S&P 500 Strategy Fund	14,894,460	—	—	—
NASDAQ-100® Fund	32,648,561	21,066,171	(619,340)	20,446,831
Inverse NASDAQ-100® Strategy Fund	5,475,219	—	—	—
S&P 500 2x Strategy Fund	13,247,869	1,409,843	(20,724)	1,389,119
NASDAQ-100® 2x Strategy Fund	18,201,206	6,642,179	(196,264)	6,445,915
Mid-Cap 1.5x Strategy Fund	7,255,143	1,319,831	(110,933)	1,208,898
Inverse Mid-Cap Strategy Fund	1,930,321	—	—	—
Russell 2000® 2x Strategy Fund	192,473	290,425	(60,994)	229,431
Russell 2000® 1.5x Strategy Fund	8,704,734	44,159	(147,099)	(102,940)
Inverse Russell 2000® Strategy Fund	2,597,761	13	—	13
Dow 2x Strategy Fund	13,527,274	—	(487,803)	(487,803)
Inverse Dow 2x Strategy Fund	6,696,313	—	—	—
S&P 500 Pure Growth Fund	27,110,122	2,588,842	(158,024)	2,430,818
S&P 500 Pure Value Fund	20,610,014	—	(3,106,100)	(3,106,100)
S&P MidCap 400 Pure Growth Fund	18,190,359	3,862,941	(743,049)	3,119,892
S&P MidCap 400 Pure Value Fund	11,839,492	989,033	(435,297)	553,736
S&P SmallCap 600 Pure Growth Fund	9,494,358	1,707,241	(217,140)	1,490,101
S&P SmallCap 600 Pure Value Fund	7,588,102	378,497	(403,881)	(25,384)
Europe 1.25x Strategy Fund	4,697,113	—	(584,659)	(584,659)
Japan 2x Strategy Fund	1,921,435	—	—	—
Strengthening Dollar 2x Strategy Fund	4,642,945	—	—	—
Weakening Dollar 2x Strategy Fund	1,645,432	10	—	10
Real Estate Fund	17,372,735	2,800,943	(3,573)	2,797,370
Government Long Bond 1.2x Strategy Fund	164,415,020	—	(878,023)	(878,023)
Inverse Government Long Bond Strategy Fund	12,097,617	—	(377,727)	(377,727)
U.S. Government Money Market Fund	158,247,711	—	—	—

8. Securities Transactions

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
Nova Fund	$10,181,129	$12,094,269
Inverse S&P 500 Strategy Fund	—	—
NASDAQ-100® Fund	21,296,017	18,133,030
Inverse NASDAQ-100® Strategy Fund	—	—
S&P 500 2x Strategy Fund	20,176,118	19,583,412
NASDAQ-100® 2x Strategy Fund	17,832,050	16,227,358
Mid-Cap 1.5x Strategy Fund	3,571,862	8,011,839
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	5,175,764	4,971,785
Russell 2000® 1.5x Strategy Fund	19,174,144	19,540,338
Inverse Russell 2000® Strategy Fund	—	—
Dow 2x Strategy Fund	52,090,639	60,045,574
Inverse Dow 2x Strategy Fund	—	—
S&P 500 Pure Growth Fund	54,598,224	66,154,044
S&P 500 Pure Value Fund	61,242,519	76,486,791
S&P MidCap 400 Pure Growth Fund	17,582,999	25,525,871
S&P MidCap 400 Pure Value Fund	22,969,299	34,827,862

214 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Purchases	Sales
S&P SmallCap 600 Pure Growth Fund	$14,731,543	$28,048,728
S&P SmallCap 600 Pure Value Fund	16,338,480	21,723,129
Europe 1.25x Strategy Fund	13,378,093	12,752,098
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Real Estate Fund	45,501,216	42,515,062
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of government securities were:

	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$386,865,381	$331,690,475
Inverse Government Long Bond Strategy Fund	191,031,192	191,452,283

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2012. The Funds did not have any borrowings under this agreement at June 30, 2012.

The following table illustrates the average daily balance borrowed for the period ended June 30, 2012:

Fund	Average Daily Balance
Nova Fund	$7,510
S&P 500 2x Strategy Fund	13,438
NASDAQ-100® 2x Strategy Fund	27,978
Mid-Cap 1.5x Strategy Fund	7,129
Inverse Mid-Cap Strategy Fund	1,532
Russell 2000® 2x Strategy Fund	7,989
Russell 2000® 1.5x Strategy Fund	71,966
S&P 500 Pure Growth Fund	4,094
S&P 500 Pure Value Fund	485
S&P MidCap 400 Pure Value Fund	264
S&P SmallCap 600 Pure Growth Fund	1,256
S&P SmallCap 600 Pure Value Fund	2,391
Europe 1.25x Strategy Fund	6
Real Estate Fund	10,705
Government Long Bond 1.2x Strategy Fund	157,320

10. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from shareholders, including Rydex Variable Trust, the proceeds paid out in connection with the LBO. This adversary proceeding has been consolidated in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.), and has been stayed pending further order of that court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex Variable Trust has been named as a defendant in one or more of these suits. Like the adversary proceeding described above, these cases have been consolidated in the multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

216 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 217

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	149
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	149
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	149
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	149
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present

218 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	149
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	149
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	149
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present

Roger Somers	Rydex Series Funds – 1993	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

EXECUTIVE OFFICERS

Name, Position	Principal Occupations
and Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004-2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

220 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 221

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

222 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

WWW.RYDEX-SGI.COM

800 820 0888

RVABENF-SEMI-3-0612x1212

GUGGENHEIM INVESTMENTS

VIT

JUNE 30, 2012

RYDEX FUNDS
RYDEX VARIABLE TRUST
SEMI-ANNUAL REPORT

SECTOR FUNDS

BANKING FUND
BASIC MATERIALS FUND
BIOTECHNOLOGY FUND
CONSUMER PRODUCTS FUND
ELECTRONICS FUND
ENERGY FUND
ENERGY SERVICES FUND
FINANCIAL SERVICES FUND
HEALTH CARE FUND
INTERNET FUND
LEISURE FUND
PRECIOUS METALS FUND
RETAILING FUND
TECHNOLOGY FUND
TELECOMMUNICATIONS FUND
TRANSPORTATION FUND
UTILITIES FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

the Rydex FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund	1.69%	10.26%	$1,000.00	$1,102.60	$8.83
Basic Materials Fund	1.69%	0.54%	1,000.00	1,005.40	8.43
Biotechnology Fund	1.69%	29.42%	1,000.00	1,294.20	9.64
Consumer Products Fund	1.69%	6.62%	1,000.00	1,066.20	8.68
Electronics Fund	1.69%	1.75%	1,000.00	1,017.50	8.48
Energy Fund	1.69%	(5.95%)	1,000.00	940.50	8.15
Energy Services Fund	1.69%	(9.00%)	1,000.00	910.00	8.03
Financial Services Fund	1.69%	11.00%	1,000.00	1,110.00	8.87
Health Care Fund	1.69%	11.77%	1,000.00	1,117.70	8.90
Internet Fund	1.69%	8.58%	1,000.00	1,085.80	8.76
Leisure Fund	1.69%	12.34%	1,000.00	1,123.40	8.92
Precious Metals Fund	1.59%	(11.92%)	1,000.00	880.80	7.44
Retailing Fund	1.69%	12.16%	1,000.00	1,121.60	8.91
Technology Fund	1.69%	7.05%	1,000.00	1,070.50	8.70
Telecommunications Fund	1.69%	(1.33%)	1,000.00	986.70	8.35
Transportation Fund	1.69%	4.50%	1,000.00	1,045.00	8.59
Utilities Fund	1.69%	3.54%	1,000.00	1,035.40	8.55

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.69%	5.00%	$1,000.00	$1,016.46	$8.47
Basic Materials Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Biotechnology Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Consumer Products Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Electronics Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Energy Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Energy Services Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Financial Services Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Health Care Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Internet Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Leisure Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Precious Metals Fund	1.59%	5.00%	1,000.00	1,016.46	7.97
Retailing Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Technology Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Telecommunications Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Transportation Fund	1.69%	5.00%	1,000.00	1,016.46	8.47
Utilities Fund	1.69%	5.00%	1,000.00	1,016.46	8.47

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31 , 2011 to June 30, 2012.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2012

BANKINg Fund

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
U.S. Bancorp	4.0%
Wells Fargo & Co.	3.8%
Bank of America Corp.	3.3%
JPMorgan Chase & Co.	3.1%
PNC Financial Services Group, Inc.	2.9%
Citigroup, Inc.	2.8%
Bank of New York Mellon Corp.	2.6%
BB&T Corp.	2.4%
SunTrust Banks, Inc.	1.9%
Fifth Third Bancorp	1.8%
Top Ten Total	28.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Banking Fund

	Shares	Value

COMMON STOCKS† - 89.4%

REGIONAL BANKS - 42.4%
PNC Financial Services Group, Inc.	3,172	$193,840
BB&T Corp.	5,216	160,913
SunTrust Banks, Inc.	5,161	125,050
Fifth Third Bancorp	8,774	117,571
M&T Bank Corp.	1,340	110,644
Regions Financial Corp.	16,230	109,553
KeyCorp	11,543	89,343
CIT Group, Inc.*	2,393	85,287
Huntington Bancshares, Inc.	12,708	81,331
First Republic Bank*	2,310	77,616
Cullen/Frost Bankers, Inc.	1,122	64,504
East West Bancorp, Inc.	2,748	64,468
Commerce Bancshares, Inc.	1,642	62,232
Zions Bancorporation	3,164	61,445
Signature Bank*	933	56,885
UMB Financial Corp.	1,040	53,279
City National Corp.	1,090	52,952
SVB Financial Group*	900	52,848
Hancock Holding Co.	1,699	51,718
Associated Banc-Corp.	3,800	50,122
First Niagara Financial Group, Inc.	6,492	49,664
Bank of Hawaii Corp.	1,071	49,212
Fulton Financial Corp.	4,825	48,202
Prosperity Bancshares, Inc.	1,110	46,653
First Horizon National Corp.	5,386	46,589
Valley National Bancorp	4,391	46,545
Webster Financial Corp.	2,139	46,331
FirstMerit Corp.	2,791	46,107
Texas Capital Bancshares, Inc.*	1,140	46,045
TCF Financial Corp.	3,984	45,736
Susquehanna Bancshares, Inc.	4,360	44,908
Trustmark Corp.	1,769	43,305
National Penn Bancshares, Inc.	4,510	43,161
Umpqua Holdings Corp.	3,202	42,138
BancorpSouth, Inc.	2,879	41,803
Iberiabank Corp.	811	40,915
FNB Corp.	3,720	40,436
Westamerica Bancorporation	841	39,687
Wintrust Financial Corp.	1,109	39,370
CVB Financial Corp.	3,360	39,144
Cathay General Bancorp	2,303	38,023
United Bankshares, Inc.	1,422	36,801
Old National Bancorp	2,996	35,982
PrivateBancorp, Inc. — Class A	2,400	35,424
Community Bank System, Inc.	1,290	34,985
Bank of the Ozarks, Inc.	1,150	34,592
Total Regional Banks		2,823,359

Diversified Banks - 26.7%
U.S. Bancorp	8,183	263,165
Wells Fargo & Co.	7,566	253,007
Comerica, Inc.	2,684	82,426
HSBC Holdings plc ADR	1,821	80,361
New York Community Bancorp, Inc.	6,248	78,287
ICICI Bank Ltd. ADR	2,399	77,752
Banco Bradesco S.A. ADR	5,022	74,677
HDFC Bank Ltd. ADR	2,285	74,491
Credicorp Ltd.	585	73,646
Toronto-Dominion Bank	914	71,502
Bancolombia S.A. ADR	1,150	71,116
Bank of Montreal	1,273	70,346
Bank of Nova Scotia	1,310	67,845
Banco Santander Chile ADR	860	66,641
Royal Bank of Canada	1,293	66,227
Canadian Imperial Bank of Commerce	930	65,416
Itau Unibanco Holding S.A. ADR	4,643	64,631
Banco Santander Brasil S.A. ADR	7,680	59,520
Banco Santander S.A. ADR	8,944	58,673
Barclays plc ADR	5,028	51,788
Total Diversified Banks		1,771,517

Other Diversified Financial Services - 10.0%
Bank of America Corp.	26,457	216,418
JPMorgan Chase & Co.	5,724	204,519
Citigroup, Inc.	6,820	186,936
ING Groep N.V. ADR*	7,947	53,086
Total Other Diversified Financial Services		660,959

Thrifts & Mortgage Finance - 5.3%
People’s United Financial, Inc.	5,730	66,526
Ocwen Financial Corp.*	3,140	58,970
Hudson City Bancorp, Inc.	9,239	58,852
Capitol Federal Financial, Inc.	4,122	48,969
Washington Federal, Inc.	2,752	46,481
Northwest Bancshares, Inc.	3,025	35,423
Astoria Financial Corp.	3,459	33,898
Total Thrifts & Mortgage Finance		349,119

Asset Management & Custody Banks - 2.6%
Bank of New York Mellon Corp.	7,767	170,486

Diversified Capital Markets - 1.8%
UBS AG*	5,288	61,922
Deutsche Bank AG	1,575	56,968
Total Diversified Capital Markets		118,890

Mortgage REIT’s - 0.6%
CapitalSource, Inc.	6,415	43,109
Total Common Stocks
(Cost $5,008,638)		5,937,439

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group
issued 06/29/12 at 0.08% due 07/02/12	$11,212	11,212
Total Repurchase Agreement
(Cost $11,212)		11,212
Total Investments - 89.6%
(Cost $5,019,850)		$5,948,651
Other Assets & Liabilities, net - 10.4%		692,959
Total Net Assets - 100.0%		$6,641,610

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

Banking Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $5,008,638)	$5,937,439
Repurchase agreements, at value
(cost $11,212)	11,212
Total investments
(cost $5,019,850)	5,948,651
Receivables:
Fund shares sold	698,496
Dividends	10,653
Total assets	6,657,800
Liabilities:
Payable for:
Management fees	4,127
Transfer agent and administrative fees	1,214
Investor service fees	1,214
Portfolio accounting fees	485
Fund shares redeemed	157
Miscellaneous	8,993
Total liabilities	16,190
Net assets	$6,641,610
Net assets consist of:
Paid in capital	$8,011,913
Undistributed net investment income	48,947
Accumulated net realized loss on investments	(2,348,051)
Net unrealized appreciation on investments	928,801
Net assets	$6,641,610
Capital shares outstanding	556,816
Net asset value per share	$11.93

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,607)	$89,441
Interest	11
Total investment income	89,452

Expenses:
Management fees	29,758
Transfer agent and administrative fees	8,752
Investor service fees	8,752
Portfolio accounting fees	3,501
Custodian fees	871
Trustees’ fees*	158
Miscellaneous	7,339
Total expenses	59,131
Net investment income	30,321

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(254,039)
Net realized loss	(254,039)
Net change in unrealized appreciation (depreciation) on:
Investments	443,849
Net change in unrealized appreciation (depreciation)	443,849
Net realized and unrealized gain	189,810
Net increase in net assets resulting from operations	$220,131

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$30,321	$18,626
Net realized gain (loss) on investments	(254,039)	186,223
Net change in unrealized appreciation (depreciation) on investments	443,849	(887,862)
Net increase (decrease) in net assets resulting from operations	220,131	(683,013)

Distributions to shareholders from:
Net investment income	—	(8,767)
Total distributions to shareholders	—	(8,767)

Capital share transactions:
Proceeds from sale of shares	28,974,214	56,722,061
Distributions reinvested	—	8,767
Cost of shares redeemed	(25,147,770)	(58,906,900)
Net increase (decrease) from capital share transactions	3,826,444	(2,176,072)
Net increase (decrease) in net assets	4,046,575	(2,867,852)

Net assets:
Beginning of period	2,595,035	5,462,887
End of period	$6,641,610	$2,595,035
Undistributed net investment income at end of period	$48,947	$18,626

Capital share activity:
Shares sold	2,396,288	4,508,490
Shares issued from reinvestment of distributions	—	829
Shares redeemed	(2,079,288)	(4,660,345)
Net increase (decrease) in shares	317,000	(151,026)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

Banking Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$10.82	$13.98	$12.52	$13.40	$22.80	$32.44
Income (loss) from investment operations:
Net investment income[b]	.05	.07	.02	.08	.48	.56
Net gain (loss) on investments (realized and unrealized)	1.06	(3.18)	1.60	(.54)	(9.86)	(9.32)
Total from investment operations	1.11	(3.11)	1.62	(.46)	(9.38)	(8.76)
Less distributions from:
Net investment income	—	(.05)	(.16)	(.42)	(.02)	(.88)
Total distributions	—	(.05)	(.16)	(.42)	(.02)	(.88)
Net asset value, end of period	$11.93	$10.82	$13.98	$12.52	$13.40	$22.80

Total Return[c]	10.26%	(22.23%)	13.04%	(3.43%)	(41.16%)	(27.08)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,642	$2,595	$5,463	$4,639	$22,968	$9,186
Ratios to average net assets:
Net investment income	0.87%	0.59%	0.12%	0.70%	2.87%	1.85%
Total expenses	1.69%	1.71%	1.64%	1.66%	1.63%	1.59%
Portfolio turnover rate	331%	1,518%	1,119%	731%	521%	405%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings
(% of Total Net Assets)
Monsanto Co.	3.2%
EI du Pont de Nemours & Co.	3.2%
Dow Chemical Co.	2.7%
Barrick Gold Corp.	2.7%
Praxair, Inc.	2.7%
Freeport-McMoRan Copper & Gold, Inc.	2.5%
Southern Copper Corp.	2.5%
Goldcorp, Inc.	2.4%
Vale S.A. — Class B ADR	2.3%
Ecolab, Inc.	2.3%
Top Ten Total	26.5%

“Ten Largest Holdings” exclude any temporary  cash or derivative investments

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Basic Materials Fund

	Shares	Value

COMMON STOCKS† - 105.5%

Gold - 20.3%
Barrick Gold Corp.	9,467	$355,675
Goldcorp, Inc.	8,493	319,167
Newmont Mining Corp.	6,024	292,224
AngloGold Ashanti Ltd. ADR	6,306	216,548
Yamana Gold, Inc.	13,672	210,549
Cia de Minas Buenaventura S.A. ADR	5,229	198,597
Gold Fields Ltd. ADR	14,199	181,889
Agnico-Eagle Mines Ltd.	4,456	180,290
Kinross Gold Corp.	21,003	171,174
Randgold Resources Ltd. ADR	1,873	168,589
Royal Gold, Inc.	1,913	149,979
Eldorado Gold Corp.	10,372	127,783
IAMGOLD Corp.	9,992	117,906
Total Gold		2,690,370

Specialty Chemicals - 15.6%
Ecolab, Inc.	4,374	299,749
LyondellBasell Industries N.V. — Class A	7,250	291,958
Sherwin-Williams Co.	1,960	259,406
Sigma-Aldrich Corp.	2,567	189,778
Ashland, Inc.	2,250	155,948
Valspar Corp.	2,781	145,975
Albemarle Corp.	2,348	140,035
International Flavors & Fragrances, Inc.	2,379	130,369
Celanese Corp. — Class A	3,701	128,129
WR Grace & Co.*	2,244	113,210
Rockwood Holdings, Inc.	2,424	107,504
Cytec Industries, Inc.	1,735	101,740
Total Specialty Chemicals		2,063,801

Diversified Metals & Mining - 14.5%
Freeport-McMoRan Copper & Gold, Inc.	9,773	332,967
Southern Copper Corp.	10,353	326,223
Vale S.A. — Class B ADR	15,704	311,724
BHP Billiton Ltd. ADR	2,794	182,448
Rio Tinto plc ADR	3,478	166,283
Teck Resources Ltd. — Class B	4,677	144,706
Ivanhoe Mines Ltd.*	12,851	124,398
Compass Minerals International, Inc.	1,360	103,741
Walter Energy, Inc.	2,002	88,408
Titanium Metals Corp.	7,015	79,340
Molycorp, Inc.*	3,300	71,115
Total Diversified Metals & Mining		1,931,353

Diversified Chemicals - 12.2%
EI du Pont de Nemours & Co.	8,400	424,787
Dow Chemical Co.	11,577	364,675
PPG Industries, Inc.	2,534	268,908
FMC Corp.	3,347	178,998
Eastman Chemical Co.	3,256	164,005
Solutia, Inc.	4,190	117,530
Huntsman Corp.	8,204	106,160
Total Diversified Chemicals		1,625,063

Fertilizers & Agricultural Chemicals - 11.0%
Monsanto Co.	5,199	430,374
Mosaic Co.	5,407	296,087
Potash Corporation of Saskatchewan, Inc.	5,750	251,218
CF Industries Holdings, Inc.	1,191	230,744
Agrium, Inc.	1,841	162,873
Scotts Miracle-Gro Co. — Class A	2,145	88,202
Total Fertilizers & Agricultural Chemicals		1,459,498

Steel - 8.9%
Nucor Corp.	5,365	203,335
Cliffs Natural Resources, Inc.	2,810	138,505
Gerdau S.A. ADR	15,390	134,816
ArcelorMittal	8,470	129,337
Reliance Steel & Aluminum Co.	2,274	114,837
Allegheny Technologies, Inc.	3,132	99,879
Carpenter Technology Corp.	1,998	95,584
United States Steel Corp.	4,339	89,383
Steel Dynamics, Inc.	7,525	88,419
Cia Siderurgica Nacional S.A. ADR	14,605	82,810
Total Steel		1,176,905

Industrial Gases - 5.7%
Praxair, Inc.	3,268	355,330
Air Products & Chemicals, Inc.	3,033	244,854
Airgas, Inc.	1,881	158,023
Total Industrial Gases		758,207

Paper Products - 3.2%
International Paper Co.	6,983	201,878
MeadWestvaco Corp.	4,677	134,464
Domtar Corp.	1,205	92,436
Total Paper Products		428,778

Construction Materials - 3.0%
Cemex SAB de CV ADR*	22,372	150,563
Vulcan Materials Co.	3,359	133,386
Martin Marietta Materials, Inc.	1,430	112,713
Total Construction Materials		396,662

Metal & Glass Containers - 3.0%
Ball Corp.	3,886	159,520
Crown Holdings, Inc.*	3,965	136,753
Owens-Illinois, Inc.*	5,224	100,144
Total Metal & Glass Containers		396,417

Precious Metals & Minerals - 2.8%
Silver Wheaton Corp.	6,545	175,668
Pan American Silver Corp.	4,360	73,640
Coeur d’Alene Mines Corp.*	3,793	66,605
Stillwater Mining Co.*	5,850	49,959
Total Precious Metals & Minerals		365,872

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
Basic Materials Fund

	Shares	Value

PAPER PACKAGING - 2.4%
Bemis Company, Inc.	3,600	$112,824
Rock-Tenn Co. — Class A	2,020	110,191
Sealed Air Corp.	6,193	95,620
Total Paper Packaging		318,635

ForeST ProduCTS - 1.6%
Weyerhaeuser Co.	9,790	218,904

ALUMINUM - 1.3%
Alcoa, Inc.	20,146	176,278
Total Common Stocks
(Cost $7,627,779)		14,006,743

	Face
	amount

REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group issued 06/29/12 at 0.08% due 07/02/12	$85,154	$85,154
Total Repurchase Agreement
(Cost $85,154)		85,154
Total Investments - 106.1%
(Cost $7,712,933)		$14,091,897
Other Assets & Liabilities, net - (6.1)%		(804,200)
Total Net Assets - 100.0%		$13,287,697

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

Basic Materials Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $7,627,779)	$14,006,743
Repurchase agreements, at value
(cost $85,154)	85,154
Total investments
(cost $7,712,933)	14,091,897
Receivables:
Dividends	17,039
Total assets	14,108,936
Liabilities:
Payable for:
Fund shares redeemed	767,327
Management fees	9,025
Transfer agent and administrative fees	2,655
Investor service fees	2,655
Portfolio accounting fees	1,062
Miscellaneous	38,515
Total liabilities	821,239
Net assets	$13,287,697
Net assets consist of:
Paid in capital	$8,617,699
Undistributed net investment income	20,625
Accumulated net realized loss on investments	(1,729,591)
Net unrealized appreciation on investments	6,378,964
Net assets	$13,287,697
Capital shares outstanding	509,457
Net asset value per share	$26.08

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $3,482)	$155,103
Interest	34
Total investment income	155,137

Expenses:
Management fees	67,688
Transfer agent and administrative fees	19,908
Investor service fees	19,908
Portfolio accounting fees	7,963
Professional fees	18,229
Custodian fees	1,908
Trustees’ fees*	1,075
Miscellaneous	(2,167)
Total expenses	134,512
Net investment income	20,625

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	668,415
Net realized gain	668,415
Net change in unrealized appreciation (depreciation) on:
Investments	(550,536)
Net change in unrealized appreciation (depreciation)	(550,536)
Net realized and unrealized gain	117,879
Net increase in net assets resulting from operations	$138,504

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Basic Materials Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$20,625	$(19,003)
Net realized gain on investments	668,415	4,053,469
Net change in unrealized appreciation (depreciation) on investments	(550,536)	(9,549,818)
Net increase (decrease) in net assets resulting from operations	138,504	(5,515,352)

Distributions to shareholders from:
Net realized gains	—	(2,783,814)
Total distributions to shareholders	—	(2,783,814)

Capital share transactions:
Proceeds from sale of shares	17,754,150	80,491,877
Distributions reinvested	—	2,783,814
Cost of shares redeemed	(20,498,483)	(108,214,179)
Net decrease from capital share transactions	(2,744,333)	(24,938,488)
Net decrease in net assets	(2,605,829)	(33,237,654)

Net assets:
Beginning of period	15,893,526	49,131,180
End of period	$13,287,697	$15,893,526
Undistributed net investment income at end of period	$20,625	$—

Capital share activity:
Shares sold	641,284	2,286,655
Shares issued from reinvestment of distributions	—	100,101
Shares redeemed	(744,403)	(3,108,300)
Net decrease in shares	(103,119)	(721,544)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

Basic Materials Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$25.95	$36.83	$29.22	$19.38	$41.66	$33.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	(.02)	(.07)	.17	.06	.11
Net gain (loss) on investments (realized and unrealized)	.09	(5.69)	7.86	10.58	(19.38)	11.21
Total from investment operations	.13	(5.71)	7.79	10.75	(19.32)	11.32
Less distributions from:
Net investment income	—	—	(.18)	(.06)	(.27)	(.05)
Net realized gains	—	(5.17)	—	(.85)	(2.69)	(2.94)
Total distributions	—	(5.17)	(.18)	(.91)	(2.96)	(2.99)
Net asset value, end of period	$26.08	$25.95	$36.83	$29.22	$19.38	$41.66

Total Return[c]	0.54%	(16.46%)	26.67%	55.46%	(45.40%)	33.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,288	$15,894	$49,131	$46,522	$23,788	$95,591
Ratios to average net assets:
Net investment income (loss)	0.26%	(0.06%)	(0.22%)	0.69%	0.15%	0.28%
Total expenses	1.69%	1.71%	1.66%	1.65%	1.60%	1.58%
Portfolio turnover rate	95%	193%	418%	377%	191%	244%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings
(% of Total Net Assets)
Amgen, Inc.	9.2%
Gilead Sciences, Inc.	7.6%
Biogen Idec, Inc.	7.5%
Celgene Corp.	5.7%
Alexion Pharmaceuticals, Inc.	5.2%
Vertex Pharmaceuticals, Inc.	4.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Amylin Pharmaceuticals, Inc.	3.4%
Life Technologies Corp.	3.2%
Pharmacyclics, Inc.	3.2%
Top Ten Total	53.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Biotechnology Fund

	Shares	Value
COMMON STOCKS† - 98.9%

BIOTECHNOLOGY - 89.4%
Amgen, Inc.	29,179	$2,131,233
Gilead Sciences, Inc.*	34,118	1,749,571
Biogen Idec, Inc.*	12,044	1,738,913
Celgene Corp.*	20,496	1,315,023
Alexion Pharmaceuticals, Inc.*	12,193	1,210,765
Vertex Pharmaceuticals, Inc.*	19,325	1,080,654
Regeneron Pharmaceuticals, Inc.*	7,405	845,799
Amylin Pharmaceuticals, Inc.*	27,637	780,193
Pharmacyclics, Inc.*	13,720	749,249
Onyx Pharmaceuticals, Inc.*	11,223	745,768
BioMarin Pharmaceutical, Inc.*	15,602	617,527
Medivation, Inc.*	5,943	543,190
Seattle Genetics, Inc.*	20,712	525,878
Incyte Corporation Ltd.*	22,455	509,729
Cepheid, Inc.*	10,613	474,932
Ariad Pharmaceuticals, Inc.*	27,560	474,308
United Therapeutics Corp.*	9,002	444,519
Alkermes plc*	24,341	413,067
Human Genome Sciences, Inc.*	31,397	412,243
Theravance, Inc.*	18,000	399,960
Amarin Corporation plc ADR*	27,010	390,565
Cubist Pharmaceuticals, Inc.*	10,264	389,108
Myriad Genetics, Inc.*	15,820	376,041
Idenix Pharmaceuticals, Inc.*	27,540	283,662
Spectrum Pharmaceuticals, Inc.*	18,020	280,391
PDL BioPharma, Inc.	40,167	266,307
Exelixis, Inc.*	44,710	247,246
Dendreon Corp.*	33,328	246,627
Acorda Therapeutics, Inc.*	10,077	237,414
Halozyme Therapeutics, Inc.*	25,910	229,563
Momenta Pharmaceuticals, Inc.*	15,692	212,156
InterMune, Inc.*	17,736	211,945
Achillion Pharmaceuticals, Inc.*	22,820	141,484
Total Biotechnology		20,675,030

LIFE SCIENCES TOOLS & SERVICES - 9.5%
Life Technologies Corp.*	16,670	749,983
Illumina, Inc.*	13,235	534,562
Charles River Laboratories
International, Inc.*	9,960	326,290
Techne Corp.	4,102	304,368
Bio-Rad Laboratories, Inc. — Class A*	2,883	288,329
Total Life Sciences Tools & Services		2,203,532
Total Common Stocks
(Cost $14,218,779)		22,878,562

RIGHTS - 0.0%
Clinical Data, Inc.
Expires 12/31/20††,1	4,730	—
Total Rights
(Cost $—)		—
Total Investments - 98.9%
(Cost $14,218,779)		$22,878,562
Other Assets & Liabilities, net - 1.1%		252,659
Total Net Assets - 100.0%		$23,131,221

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.

ADR — American Depositary Receipt

plc — Public Limited Company

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Biotechnology Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $14,218,779)	$22,878,562
Receivables:
Fund shares sold	576,967
Total assets	23,455,529
Liabilities:
Overdraft due to custodian bank	69,061
Payable for:
Fund shares redeemed	201,844
Management fees	14,902
Transfer agent and administrative fees	4,383
Investor service fees	4,383
Portfolio accounting fees	1,753
Miscellaneous	27,982
Total liabilities	324,308
Net assets	$23,131,221
Net assets consist of:
Paid in capital	$28,452,612
Accumulated net investment loss	(150,385)
Accumulated net realized loss on investments	(13,830,789)
Net unrealized appreciation on investments	8,659,783
Net assets	$23,131,221
Capital shares outstanding	648,325
Net asset value per share	$35.68

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$35,596
Interest	40
Total investment income	35,636

Expenses:
Management fees	87,454
Transfer agent and administrative fees	25,722
Investor service fees	25,722
Portfolio accounting fees	10,289
Professional fees	9,923
Custodian fees	2,842
Trustees’ fees*	741
Miscellaneous	11,418
Total expenses	174,111
Net investment loss	(138,475)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	394,352
Net realized gain	394,352
Net change in unrealized appreciation (depreciation) on:
Investments	4,187,613
Net change in unrealized appreciation (depreciation)	4,187,613
Net realized and unrealized gain	4,581,965
Net increase in net assets resulting from operations	$4,443,490

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 19

Biotechnology Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(138,475)	$(223,404)
Net realized gain (loss) on investments	394,352	(393,880)
Net change in unrealized appreciation (depreciation) on investments	4,187,613	(274,698)
Net increase (decrease) in net assets resulting from operations	4,443,490	(891,982)

Capital share transactions:
Proceeds from sale of shares	35,138,568	81,146,101
Cost of shares redeemed	(28,296,406)	(82,251,545)
Net increase (decrease) from capital share transactions	6,842,162	(1,105,444)
Net increase (decrease) in net assets	11,285,653	(1,997,426)

Net assets:
Beginning of period	11,845,569	13,842,995
End of period	$23,131,221	$11,845,569
Accumulated net investment loss at end of period	$(150,385)	$(11,910)

Capital share activity:
Shares sold	1,086,777	2,980,609
Shares redeemed	(868,015)	(3,106,249)
Net increase (decrease) in shares	218,762	(125,640)

20 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Biotechnology Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$27.58	$24.93	$22.52	$19.03	$21.57	$20.66
Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.41)	(.33)	(.25)	(.26)	(.26)
Net gain (loss) on investments (realized and unrealized)	8.32	3.06	2.74	3.74	(2.28)	1.17
Total from investment operations	8.10	2.65	2.41	3.49	(2.54)	.91
Net asset value, end of period	$35.68	$27.58	$24.93	$22.52	$19.03	$21.57

Total Return[c]	29.42%	10.59%	10.70%	18.34%	(11.78%)	4.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,131	$11,846	$13,843	$13,144	$35,296	$13,927
Ratios to average net assets:
Net investment loss	(1.35%)	(1.51%)	(1.40%)	(1.25%)	(1.25%)	(1.20%)
Total expenses	1.69%	1.71%	1.65%	1.68%	1.63%	1.59%
Portfolio turnover rate	123%	502%	509%	388%	351%	660%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	June 30, 2012

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings
(% of Total Net Assets)
Coca-Cola Co.	7.1%
Procter & Gamble Co.	6.3%
Philip Morris International, Inc.	6.2%
PepsiCo, Inc.	5.5%
Altria Group, Inc.	4.5%
Kraft Foods, Inc. — Class A	4.2%
Colgate-Palmolive Co.	3.7%
Kimberly-Clark Corp.	3.1%
Reynolds American, Inc.	2.7%
General Mills, Inc.	2.5%
Top Ten Total	45.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22 | the Rydex FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Consumer Products Fund

	Shares	Value

COMMON STOCKS† - 113.1%

Packaged Foods & Meats - 31.4%
Kraft Foods, Inc. — Class A	22,691	$876,327
General Mills, Inc.	13,619	524,877
Hershey Co.	6,454	464,882
HJ Heinz Co.	8,197	445,753
Kellogg Co.	8,707	429,516
Mead Johnson Nutrition Co. — Class A	5,309	427,428
Campbell Soup Co.	10,340	345,149
ConAgra Foods, Inc.	13,223	342,872
McCormick & Company, Inc.	5,355	324,781
Hormel Foods Corp.	10,046	305,599
JM Smucker Co.	3,872	292,413
Tyson Foods, Inc. — Class A	14,433	271,773
Unilever N.V.	7,813	260,564
Dean Foods Co.*	13,100	223,093
Flowers Foods, Inc.	8,631	200,498
Smithfield Foods, Inc.*	8,930	193,156
Ralcorp Holdings, Inc.*	2,860	190,876
BRF - Brasil Foods S.A. ADR	11,830	179,698
TreeHouse Foods, Inc.*	2,567	159,898
Green Mountain Coffee Roasters, Inc.*	5,852	127,457
Total Packaged Foods & Meats		6,586,610

Soft Drinks - 19.0%
Coca-Cola Co.	18,901	1,477,869
PepsiCo, Inc.	16,369	1,156,634
Monster Beverage Corp.*	5,656	402,707
Dr Pepper Snapple Group, Inc.	7,854	343,613
Fomento Economico Mexicano
SAB de CV ADR	3,541	316,034
Coca-Cola Enterprises, Inc.	10,857	304,430
Total Soft Drinks		4,001,287

Household Products - 17.2%
Procter & Gamble Co.	21,389	1,310,076
Colgate-Palmolive Co.	7,478	778,460
Kimberly-Clark Corp.	7,723	646,956
Clorox Co.	4,479	324,548
Church & Dwight Company, Inc.	5,696	315,957
Energizer Holdings, Inc.*	3,020	227,255
Total Household Products		3,603,252

Tobacco - 15.5%
Philip Morris International, Inc.	14,865	1,297,119
Altria Group, Inc.	27,483	949,538
Reynolds American, Inc.	12,482	560,067
Lorillard, Inc.	3,268	431,213
Total Tobacco		3,237,937

Food Retail - 6.2%
Whole Foods Market, Inc.	4,796	457,155
Kroger Co.	16,301	378,020
Safeway, Inc.	11,867	215,386
Harris Teeter Supermarkets, Inc.	3,590	147,154
SUPERVALU, Inc.	19,445	100,725
Total Food Retail		1,298,440

Distillers & Vintners - 6.2%
Brown-Forman Corp. — Class B	4,291	415,583
Beam, Inc.	5,540	346,195
Constellation Brands, Inc. — Class A*	9,913	268,246
Diageo plc ADR	2,600	267,982
Total Distillers & Vintners		1,298,006

Agricultural Products - 5.2%
Archer-Daniels-Midland Co.	15,165	447,671
Bunge Ltd.	4,879	306,108
Ingredion, Inc.	3,834	189,860
Darling International, Inc.*	8,607	141,929
Total Agricultural Products		1,085,568

Personal Products - 5.1%
Estee Lauder Companies, Inc. — Class A	8,298	449,088
Avon Products, Inc.	15,924	258,128
Herbalife Ltd.	4,174	201,729
Nu Skin Enterprises, Inc. — Class A	3,318	155,614
Total Personal Products		1,064,559

Brewers - 4.3%
Cia de Bebidas das Americas ADR	8,287	317,641
Anheuser-Busch InBev N.V. ADR	3,712	295,661
Molson Coors Brewing Co. — Class B	6,871	285,902
Total Brewers		899,204

Food Distributors - 3.0%
Sysco Corp.	14,815	441,635
United Natural Foods, Inc.*	3,325	182,410
Total Food Distributors		624,045
Total Common Stocks
(Cost $16,177,962)		23,698,908

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.3%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$53,246	53,246
Total Repurchase Agreement
(Cost $53,246)		53,246
Total Investments - 113.4%
(Cost $16,231,208)		$23,752,154
Other Assets & Liabilities, net - (13.4)%		(2,815,378)
Total Net Assets - 100.0%		$20,936,776

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 23

Consumer Products Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $16,177,962)	$23,698,908
Repurchase agreements, at value
(cost $53,246)	53,246
Total investments
(cost $16,231,208)	23,752,154
Receivables:
Fund shares sold	315,185
Dividends	62,187
Foreign taxes reclaim	412
Total assets	24,129,938
Liabilities:
Payable for:
Fund shares redeemed	3,139,511
Management fees	15,005
Transfer agent and administrative fees	4,413
Investor service fees	4,413
Portfolio accounting fees	1,765
Miscellaneous	28,055
Total liabilities	3,193,162
Net assets	$20,936,776
Net assets consist of:
Paid in capital	$17,907,945
Undistributed net investment income	279,338
Accumulated net realized loss on investments	(4,771,453)
Net unrealized appreciation on investments	7,520,946
Net assets	$20,936,776
Capital shares outstanding	469,563
Net asset value per share	$44.59

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,184)	$267,456
Interest	35
Total investment income	267,491

Expenses:
Management fees	87,784
Transfer agent and administrative fees	25,819
Investor service fees	25,819
Portfolio accounting fees	10,327
Professional fees	12,255
Custodian fees	2,442
Trustees’ fees*	881
Miscellaneous	9,079
Total expenses	174,406
Net investment income	93,085

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	131,570
Net realized gain	131,570
Net change in unrealized appreciation (depreciation) on:
Investments	983,482
Net change in unrealized appreciation (depreciation)	983,482
Net realized and unrealized gain	1,115,052
Net increase in net assets resulting from operations	$1,208,137

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Consumer Products Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$93,085	$186,253
Net realized gain on investments	131,570	153,916
Net change in unrealized appreciation (depreciation) on investments	983,482	1,560,743
Net increase in net assets resulting from operations	1,208,137	1,900,912

Distributions to shareholders from:
Net investment income	—	(320,376)
Total distributions to shareholders	—	(320,376)

Capital share transactions:
Proceeds from sale of shares	69,203,656	86,314,154
Distributions reinvested	—	320,376
Cost of shares redeemed	(72,566,535)	(80,382,121)
Net increase (decrease) from capital share transactions	(3,362,879)	6,252,409
Net increase (decrease) in net assets	(2,154,742)	7,832,945

Net assets:
Beginning of period	23,091,518	15,258,573
End of period	$20,936,776	$23,091,518
Undistributed net investment income at end of period	$279,338	$186,253

Capital Share Activity:
Shares sold	1,588,068	2,151,169
Shares issued from reinvestment of distributions	—	7,938
Shares redeemed	(1,670,639)	(2,015,735)
Net increase (decrease) in shares	(82,571)	143,372

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 25

Consumer Products Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$41.82	$37.33	$32.25	$27.51	$37.02	$36.55
Income (loss) from investment operations:
Net investment income[b]	.19	.41	.60	.41	.40	.42
Net gain (loss) on investments (realized and unrealized)	2.58	4.70	4.96	4.85	(9.09)	3.69
Total from investment operations	2.77	5.11	5.56	5.26	(8.69)	4.11
Less distributions from:
Net investment income	—	(.62)	(.48)	(.52)	(.06)	(.69)
Net realized gains	—	—	—	—	(.76)	(2.95)
Total distributions	—	(.62)	(.48)	(.52)	(.82)	(3.64)
Net asset value, end of period	$44.59	$41.82	$37.33	$32.25	$27.51	$37.02

Total Return[c]	6.62%	13.76%	17.28%	19.12%	(23.39%)	11.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,937	$23,092	$15,259	$21,252	$24,833	$40,847
Ratios to average net assets:
Net investment income	0.90%	1.02%	1.76%	1.43%	1.21%	1.10%
Total expenses	1.69%	1.69%	1.65%	1.66%	1.61%	1.59%
Portfolio turnover rate	266%	368%	442%	259%	297%	260%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

26 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings
(% of Total Net Assets)
Intel Corp.	11.5%
Texas Instruments, Inc.	5.4%
Broadcom Corp. — Class A	4.1%
Applied Materials, Inc.	3.7%
Lam Research Corp.	3.6%
Analog Devices, Inc.	3.3%
Altera Corp.	3.1%
Xilinx, Inc.	2.9%
Avago Technologies Ltd.	2.9%
NVIDIA Corp.	2.9%
Top Ten Total	43.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the Rydex FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
electronics fund

	Shares	Value

COMMON STOCKS† - 91.3%

Semiconductors - 75.0%
Intel Corp.	17,399	$463,684
Texas Instruments, Inc.	7,564	217,011
Broadcom Corp. — Class A*	4,864	164,403
Analog Devices, Inc.	3,520	132,598
Altera Corp.	3,710	125,546
Xilinx, Inc.	3,513	117,931
Avago Technologies Ltd.	3,266	117,249
NVIDIA Corp.*	8,462	116,945
Maxim Integrated Products, Inc.	4,136	106,047
Linear Technology Corp.	3,374	105,707
Microchip Technology, Inc.	2,960	97,917
Taiwan Semiconductor Manufacturing
Company Ltd. ADR*	6,550	91,438
Skyworks Solutions, Inc.*	3,327	91,060
Marvell Technology Group Ltd.	7,848	88,525
Micron Technology, Inc.*	13,889	87,640
Advanced Micro Devices, Inc.*	12,005	68,789
LSI Corp.*	10,362	66,006
ON Semiconductor Corp.*	9,060	64,326
Cree, Inc.*	2,475	63,533
Cirrus Logic, Inc.*	2,110	63,047
ARM Holdings plc ADR	2,650	63,044
Atmel Corp.*	8,547	57,265
Fairchild Semiconductor
International, Inc. — Class A*	3,803	53,622
Cypress Semiconductor Corp.*	4,056	53,620
Silicon Laboratories, Inc.*	1,293	49,005
Semtech Corp.*	1,952	47,473
Intersil Corp. — Class A	4,323	46,040
PMC - Sierra, Inc.*	7,393	45,393
Trina Solar Ltd. ADR*	7,012	44,596
Cavium, Inc.*	1,566	43,848
TriQuint Semiconductor, Inc.*	6,472	35,596
OmniVision Technologies, Inc.*	2,082	27,816
Total Semiconductors		3,016,720

Semiconductor Equipment - 15.4%
Applied Materials, Inc.	13,095	150,069
Lam Research Corp.*	3,868	145,978
KLA-Tencor Corp.	2,300	113,275
ASML Holding N.V. ADR	1,449	74,508
Teradyne, Inc.*	4,311	60,613
Veeco Instruments, Inc.*	1,434	49,272
GT Advanced Technologies, Inc.*	4,908	25,914
Total Semiconductor Equipment		619,629

Electrical Components & Equipment - 0.9%
First Solar, Inc.*	2,295	34,563
Total Common Stocks
(Cost $2,240,093)		3,670,912

	Face
	amount
REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$34,613	34,613
Total Repurchase Agreement
(Cost $34,613)		34,613
Total Investments - 92.2%
(Cost $2,274,706)		$3,705,525
Other Assets & Liabilities, net - 7.8%		312,533
Total Net Assets - 100.0%		$4,018,058

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. ADR — American Depositary Receipt plc — Public Limited Company

28 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Electronics Fund

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2012

ASSETS:
Investments, at value
(cost $2,240,093)	$3,670,912
Repurchase agreements, at value
(cost $34,613)	34,613
Total investments
(cost $2,274,706)	3,705,525
Cash	413
Receivables:
Fund shares sold	325,229
Dividends	903
Total assets	4,032,070
Liabilities:
Payable for:
Management fees	2,300
Transfer agent and administrative fees	677
Investor service fees	677
Portfolio accounting fees	271
Fund shares redeemed	2
Miscellaneous	10,085
Total liabilities	14,012
Net assets	$4,018,058
Net assets consist of:
Paid in capital	$7,471,695
Accumulated net investment loss	(3,641)
Accumulated net realized loss on investments	(4,880,815)
Net unrealized appreciation on investments	1,430,819
Net assets	$4,018,058
Capital shares outstanding	1,383,872
Net asset value per share	$2.90

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $152)	$31,968
Interest	9
Total investment income	31,977

Expenses:
Management fees	17,921
Transfer agent and administrative fees	5,271
Investor service fees	5,271
Portfolio accounting fees	2,108
Professional fees	4,943
Custodian fees	509
Trustees’ fees*	277
Miscellaneous	(681)
Total expenses	35,619
Net investment loss	(3,642)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(63,797)
Net realized loss	(63,797)
Net change in unrealized appreciation (depreciation) on:
Investments	122,447
Net change in unrealized appreciation (depreciation)	122,447
Net realized and unrealized gain	58,650
Net increase in net assets resulting from operations	$55,008

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 29

Electronics Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(3,642)	$(55,880)
Net realized gain (loss) on investments	(63,797)	196,056
Net change in unrealized appreciation (depreciation) on investments	122,447	(1,419,617)
Net increase (decrease) in net assets resulting from operations	55,008	(1,279,441)

Distributions to shareholders from:
Net realized gains	—	(2,395,856)
Total distributions to shareholders	—	(2,395,856)

Capital share transactions:
Proceeds from sale of shares	22,120,778	73,680,860
Distributions reinvested	—	2,395,856
Cost of shares redeemed	(21,210,931)	(78,586,680)
Net increase (decrease) from capital share transactions	909,847	(2,509,964)
Net increase (decrease) in net assets	964,855	(6,185,261)

Net assets:
Beginning of period	3,053,203	9,238,464
End of period	$4,018,058	$3,053,203
Accumulated/(Undistributed) net investment income/(loss) at end of period	$(3,641)	$1

Capital share activity:
Shares sold	7,204,913	8,879,944
Shares issued from reinvestment of distributions	—	788,110
Shares redeemed	(6,891,514)	(9,576,853)
Net increase in shares	313,399	91,201

30 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Electronics Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$2.85	$9.43	$11.72	$6.82	$13.67	$14.02
Income (loss) from investment operations:
Net investment loss[b]	(—)[c]	(.06)	(.05)	(.02)	(.02)	(.11)
Net gain (loss) on investments (realized and unrealized)	.05	(1.16)	.92	4.92	(6.83)	(.24)
Total from investment operations	.05	(1.22)	.87	4.90	(6.85)	(.35)
Less distributions from:
Net realized gains	—	(5.36)	(3.16)	—	—	—
Total distributions	—	(5.36)	(3.16)	—	—	—
Net asset value, end of period	$2.90	$2.85	$9.43	$11.72	$6.82	$13.67

Total Return[d]	1.75%	(16.49%)	9.55%	71.85%	(50.11%)	(2.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,018	$3,053	$9,238	$25,029	$1,877	$2,943
Ratios to average net assets:
Net investment loss	(0.17%)	(0.68%)	(0.46%)	(0.19%)	(0.15%)	(0.73%)
Total expenses	1.69%	1.72%	1.64%	1.64%	1.61%	1.59%
Portfolio turnover rate	470%	859%	958%	445%	940%	1,009%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	June 30, 2012

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings
(% of Total Net Assets)
Exxon Mobil Corp.	7.8%
Chevron Corp.	5.4%
Schlumberger Ltd.	3.3%
Occidental Petroleum Corp.	3.0%
ConocoPhillips	2.7%
Kinder Morgan, Inc.	2.7%
Apache Corp.	2.0%
Anadarko Petroleum Corp.	2.0%
Halliburton Co.	1.8%
National Oilwell Varco, Inc.	1.8%
Top Ten Total	32.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

32 | the Rydex FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Energy Fund

	Shares	Value

COMMON STOCKS† - 103.3%

Oil & Gas Exploration & Production - 35.1%
ConocoPhillips	11,542	$644,967
Apache Corp.	5,337	469,069
Anadarko Petroleum Corp.	7,032	465,518
Devon Energy Corp.	6,675	387,083
EOG Resources, Inc.	4,279	385,581
Marathon Oil Corp.	12,978	331,847
Noble Energy, Inc.	3,735	316,803
Southwestern Energy Co.*	9,220	294,395
Cabot Oil & Gas Corp.	7,156	281,946
Range Resources Corp.	4,486	277,549
Chesapeake Energy Corp.	14,540	270,444
Continental Resources, Inc.*	4,058	270,344
Pioneer Natural Resources Co.	3,012	265,689
Equities Corp.	4,776	256,137
Concho Resources, Inc.*	2,844	242,081
Cobalt International Energy, Inc.*	10,000	235,000
Encana Corp.	11,093	231,067
QEP Resources, Inc.	6,682	200,260
Canadian Natural Resources Ltd.	7,298	195,951
Denbury Resources, Inc.*	12,962	195,856
CNOOC Ltd. ADR	867	174,484
Plains Exploration & Production Co.*	4,756	167,316
Talisman Energy, Inc.	14,453	165,631
Whiting Petroleum Corp.*	4,006	164,727
Ultra Petroleum Corp.*	7,103	163,866
Newfield Exploration Co.*	5,545	162,524
Cimarex Energy Co.	2,882	158,856
Nexen, Inc.	9,001	152,027
WPX Energy, Inc.*	9,312	150,668
Energy XXI Bermuda Ltd.	4,078	127,601
SM Energy Co.	2,534	124,445
Oasis Petroleum, Inc.*	4,901	118,506
Kodiak Oil & Gas Corp.*	14,225	116,787
Berry Petroleum Co. — Class A	2,890	114,617
Total Oil & Gas Exploration & Production		8,279,642

Integrated Oil & Gas - 27.1%
Exxon Mobil Corp.	21,518	1,841,295
Chevron Corp.	12,147	1,281,509
Occidental Petroleum Corp.	8,216	704,686
BP plc ADR	9,305	377,225
Petroleo Brasileiro S.A. ADR	18,870	354,190
Hess Corp.	6,691	290,724
Murphy Oil Corp.	5,122	257,585
Suncor Energy, Inc.	8,533	247,030
Royal Dutch Shell plc ADR	3,578	241,265
Total S.A. ADR	4,248	190,948
PetroChina Company Ltd. ADR	1,259	162,587
Statoil ASA ADR	6,211	148,194
Cenovus Energy, Inc.	4,535	144,213
SandRidge Energy, Inc.*	21,117	141,273
Total Integrated Oil & Gas		6,382,724

Oil & Gas Equipment & Services - 16.5%
Schlumberger Ltd.	11,932	774,505
Halliburton Co.	14,998	425,792
National Oilwell Varco, Inc.	6,450	415,638
Baker Hughes, Inc.	8,598	353,378
Cameron International Corp.*	6,139	262,197
Weatherford International Ltd.*	19,558	247,018
FMC Technologies, Inc.*	6,142	240,951
Core Laboratories N.V.	1,698	196,798
Oceaneering International, Inc.	3,966	189,813
Tenaris S.A. ADR	4,626	161,771
Oil States International, Inc.*	2,203	145,839
Superior Energy Services, Inc.*	6,734	136,229
McDermott International, Inc.*	11,970	133,346
Tidewater, Inc.	2,700	125,172
Key Energy Services, Inc.*	8,640	65,664
Total Oil & Gas Equipment & Services		3,874,111

Oil & Gas Drilling - 7.7%
Seadrill Ltd.	10,061	357,368
Transocean Ltd.	7,039	314,854
Noble Corp.*	7,154	232,720
Diamond Offshore Drilling, Inc.	3,904	230,844
Ensco plc — Class A	4,819	226,348
Helmerich & Payne, Inc.	3,805	165,441
Nabors Industries Ltd.*	10,776	155,174
Patterson-UTI Energy, Inc.	8,350	121,576
Total Oil & Gas Drilling		1,804,325

Oil & Gas Refining & Marketing - 6.9%
Marathon Petroleum Corp.	8,029	360,662
Valero Energy Corp.	12,764	308,251
HollyFrontier Corp.	6,873	243,510
Sunoco, Inc.	4,577	217,408
Phillips 66*	5,771	191,828
Tesoro Corp.*	6,253	156,075
World Fuel Services Corp.	3,621	137,707
Total Oil & Gas Refining & Marketing		1,615,441

Oil & Gas Storage & Transportation - 6.7%
Kinder Morgan, Inc.	19,911	641,544
Spectra Energy Corp.	12,845	373,276
Williams Companies, Inc.	12,432	358,290
Energy Transfer Equity, L.P.	4,740	194,435
Total Oil & Gas Storage & Transportation		1,567,545

Coal & Consumable Fuels - 3.3%
CONSOL Energy, Inc.	7,278	220,087
Peabody Energy Corp.	8,347	204,668
Cameco Corp.	8,320	182,624
Alpha Natural Resources, Inc.*	10,332	89,992
Arch Coal, Inc.	11,909	82,053
Total Coal & Consumable Fuels		779,424
Total Common Stocks
(Cost $13,855,763)		24,303,212

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
Energy Fund

	Shares	Value

Warrants†† - 0.1%
Kinder Morgan, Inc.
$40.00, 02/20/17	9,432	$20,372
Total Warrants
(Cost $15,247)		20,372

Total Investments - 103.4%
(Cost $13,871,010)		$24,323,584
Other Assets & Liabilities, net - (3.4)%		(805,307)
Total Net Assets - 100.0%		$23,518,277

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

34 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Energy Fund

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $13,871,010)	$24,323,584
Receivables:
Fund shares sold	108,218
Dividends	18,545
Foreign taxes reclaim	1,449
Total assets	24,451,796
Liabilities:
Overdraft due to custodian bank	302,215
Payable for:
Fund shares redeemed	549,684
Management fees	16,305
Transfer agent and administrative fees	4,796
Investor service fees	4,796
Portfolio accounting fees	1,918
Miscellaneous	53,805
Total liabilities	933,519
Net assets	$23,518,277
Net assets consist of:
Paid in capital	$14,309,183
Undistributed net investment income	12,963
Accumulated net realized loss on investments	(1,256,443)
Net unrealized appreciation on investments	10,452,574
Net assets	$23,518,277
Capital shares outstanding	855,301
Net asset value per share	$27.50

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $5,195)	$258,696
Interest	51
Total investment income	258,747

Expenses:
Management fees	123,657
Transfer agent and administrative fees	36,370
Investor service fees	36,370
Portfolio accounting fees	14,548
Professional fees	26,251
Custodian fees	3,549
Trustees’ fees*	1,641
Miscellaneous	3,398
Total expenses	245,784
Net investment income	12,963

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(147,428)
Net realized loss	(147,428)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,457,099)
Net change in unrealized appreciation (depreciation)	(1,457,099)
Net realized and unrealized loss	(1,604,527)
Net decrease in net assets resulting from operations	$(1,591,564)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 35

Energy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$12,963	$(135,290)
Net realized gain (loss) on investments	(147,428)	2,854,215
Net change in unrealized appreciation (depreciation) on investments	(1,457,099)	(5,949,151)
Net decrease in net assets resulting from operations	(1,591,564)	(3,230,226)

Distributions to shareholders from:
Net realized gains	—	(185,047)
Total distributions to shareholders	—	(185,047)

Capital share transactions:
Proceeds from sale of shares	25,954,179	105,623,486
Distributions reinvested	—	185,047
Cost of shares redeemed	(29,929,572)	(115,720,648)
Net decrease from capital share transactions	(3,975,393)	(9,912,115)
Net decrease in net assets	(5,566,957)	(13,327,388)

Net assets:
Beginning of period	29,085,234	42,412,622
End of period	$23,518,277	$29,085,234
Undistributed net investment income at end of period	$12,963	$—

Capital share activity:
Shares sold	883,952	3,266,516
Shares issued from reinvestment of distributions	—	6,036
Shares redeemed	(1,023,350)	(3,635,324)
Net decrease in shares	(139,398)	(362,772)

36 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Energy Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$29.24	$31.24	$26.37	$20.49	$39.83	$33.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.10)	(.05)	.11	(.03)	(.11)
Net gain (loss) on investments (realized and unrealized)	(1.75)	(1.72)	5.06	7.73	(18.29)	11.01
Total from investment operations	(1.74)	(1.82)	5.01	7.84	(18.32)	10.90
Less distributions from:
Net investment income	—	—	(.14)	—	—	—
Net realize gains	—	(.18)	—	(1.96)	(1.02)	(4.21)
Total distributions	—	(.18)	(.14)	(1.96)	(1.02)	(4.21)
Net asset value, end of period	$27.50	$29.24	$31.24	$26.37	$20.49	$39.83

Total Return[c]	(5.95%)	(5.85%)	19.05%	38.50%	(46.03%)	33.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,518	$29,085	$42,413	$39,353	$30,843	$101,458
Ratios to average net assets:
Net investment income (loss)	0.09%	(0.32%)	(0.20%)	0.48%	(0.08%)	(0.27%)
Total expenses	1.69%	1.71%	1.65%	1.65%	1.60%	1.58%
Portfolio turnover rate	76%	197%	224%	206%	154%	217%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 37

FUND PROFILE (Unaudited)	June 30, 2012

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings
(% of Total Net Assets)
Schlumberger Ltd.	11.9%
National Oilwell Varco, Inc.	6.4%
Halliburton Co.	6.4%
Seadrill Ltd.	5.5%
Baker Hughes, Inc.	5.4%
Transocean Ltd.	4.8%
Cameron International Corp.	4.0%
Weatherford International Ltd.	3.7%
FMC Technologies, Inc.	3.7%
Diamond Offshore Drilling, Inc.	3.6%
Top Ten Total	55.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38 | the Rydex FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Energy Services Fund

	Shares	Value

COMMON STOCKS† - 106.3%

Oil & Gas Equipment & Services - 75.3%
Schlumberger Ltd.	26,891	$1,745,496
National Oilwell Varco, Inc.	14,545	937,281
Halliburton Co.	32,977	936,217
Baker Hughes, Inc.	19,375	796,313
Cameron International Corp.*	13,844	591,277
Weatherford International Ltd.*	43,062	543,873
FMC Technologies, Inc.*	13,841	542,982
Core Laboratories N.V.	3,896	451,546
Oceaneering International, Inc.	9,104	435,717
Dresser-Rand Group, Inc.*	7,844	349,372
RPC, Inc.	29,115	346,177
Oil States International, Inc.*	5,061	335,038
Dril-Quip, Inc.*	5,015	328,934
Superior Energy Services, Inc.*	15,191	307,314
McDermott International, Inc.*	26,978	300,535
Tenaris S.A. ADR	8,409	294,063
Tidewater, Inc.	6,192	287,061
Helix Energy Solutions Group, Inc.*	15,352	251,926
CARBO Ceramics, Inc.	3,016	231,418
Lufkin Industries, Inc.	4,176	226,840
Hornbeck Offshore Services, Inc.*	5,782	224,226
C&J Energy Services, Inc.*	10,650	197,025
Exterran Holdings, Inc.*	13,595	173,336
Key Energy Services, Inc.*	19,461	147,904
Basic Energy Services, Inc.*	9,763	100,754
Total Oil & Gas Equipment & Services		11,082,625

Oil & Gas Drilling - 31.0%
Seadrill Ltd.	22,670	805,239
Transocean Ltd.	15,856	709,239
Diamond Offshore Drilling, Inc.	8,979	530,928
Noble Corp.*	16,132	524,774
Ensco plc — Class A	9,731	457,065
Helmerich & Payne, Inc.	8,729	379,537
Nabors Industries Ltd.*	24,286	349,718
Atwood Oceanics, Inc.*	7,520	284,557
Patterson-UTI Energy, Inc.	18,822	274,048
Unit Corp.*	6,623	244,322
Total Oil & Gas Drilling		4,559,427
Total Common Stocks
(Cost $7,870,100)		15,642,052

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$116,918	116,918
Total Repurchase Agreement
(Cost $116,918)		116,918
Total Investments - 107.1%
(Cost $7,987,018)		$15,758,970
Other Assets & Liabilities, net - (7.1)%		(1,047,858)
Total Net Assets - 100.0%		$14,711,112

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 39

Energy Services Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

 June 30, 2012

Assets:
Investments, at value
(cost $7,870,100)	$15,642,052
Repurchase agreements, at value
(cost $116,918)	116,918
Total investments
(cost $7,987,018)	15,758,970
Receivables:	7,439
Dividends	15,766,409
Total assets
Liabilities:
Payable for:
Fund shares redeemed	994,012
Management fees	10,715
Transfer agent and administrative fees	3,151
Investor service fees	3,151
Portfolio accounting fees	1,261
Miscellaneous	43,007
Total liabilities	1,055,297
Net assets	$14,711,112
Net assets consist of:
Paid in capital	$7,231,829
Accumulated net investment loss	(22,943)
Accumulated net realized loss on investments	(269,726)
Net unrealized appreciation on investments	7,771,952
Net assets	$14,711,112
Capital shares outstanding	727,303
Net asset value per share	$20.23

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $369)	$145,434
Interest	43
Total investment income	145,477

Expenses:
Management fees	84,739
Transfer agent and administrative fees	24,923
Investor service fees	24,923
Portfolio accounting fees	9,969
Professional fees	22,078
Custodian fees	2,412
Trustees’ fees*	1,330
Miscellaneous	(1,954)
Total expenses	168,420
Net investment loss	(22,943)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	732,418
Net realized gain	732,418
Net change in unrealized appreciation (depreciation) on:
Investments	(2,317,517)
Net change in unrealized appreciation (depreciation)	(2,317,517)
Net realized and unrealized loss	(1,585,099)
Net decrease in net assets resulting from operations	$(1,608,042)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Energy Services Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(22,943)	$(253,305)
Net realized gain on investments	732,418	3,067,467
Net change in unrealized appreciation (depreciation) on investments	(2,317,517)	(7,053,096)
Net decrease in net assets resulting from operations	(1,608,042)	(4,238,934)

Distributions to shareholders from:
Net realized gains	—	(2,664,613)
Total distributions to shareholders	—	(2,664,613)

Capital share transactions:
Proceeds from sale of shares	27,360,764	98,253,456
Distributions reinvested	—	2,664,613
Cost of shares redeemed	(31,668,434)	(114,857,530)
Net decrease from capital share transactions	(4,307,670)	(13,939,461)
Net decrease in net assets	(5,915,712)	(20,843,008)

Net assets:
Beginning of period	20,626,824	41,469,832
End of period	$14,711,112	$20,626,824
Accumulated net investment loss at end of period	$(22,943)	$—

Capital share activity:
Shares sold	1,197,414	3,453,798
Shares issued from reinvestment of distributions	—	112,336
Shares redeemed	(1,398,024)	(4,136,421)
Net decrease in shares	(200,610)	(570,287)

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 41

Energy Services Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012 [a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$22.23	$27.68	$21.96	$14.18	$38.67	$29.79
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.20)	(.15)	(.06)	(.28)	(.34)
Net gain (loss) on investments (realized and unrealized)	(1.97)	(2.18)	5.87	8.89	(21.79)	11.37
Total from investment operations	(2.00)	(2.38)	5.72	8.83	(22.07)	11.03
Less distributions from:
Net realized gains	—	(3.07)	—	(1.05)	(2.42)	(2.15)
Total distributions	—	(3.07)	—	(1.05)	(2.42)	(2.15)
Net asset value, end of period	$20.23	$22.23	$27.68	$21.96	$14.18	$38.67

Total Return[c]	(9.00% )	(9.29% )	26.05%	62.42%	(57.60% )	37.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,711	$20,627	$41,470	$41,500	$21,598	$95,917
Ratios to average net assets:
Net investment loss	(0.23%)	(0.71%)	(0.66%)	(0.30%)	(0.78%)	(0.91%)
Total expenses	1.69%	1.72%	1.65%	1.65%	1.60%	1.58%
Portfolio turnover rate	121%	199%	307%	247%	122%	193%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

42 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings
(% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.9%
Wells Fargo & Co.	3.5%
JPMorgan Chase & Co.	2.8%
Bank of America Corp.	2.3%
American Express Co.	2.2%
American International Group, Inc.	2.2%
U.S. Bancorp	2.1%
Citigroup, Inc.	2.0%
Simon Property Group, Inc.	1.9%
Goldman Sachs Group, Inc.	1.7%
Top Ten Total	24.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the Rydex FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Financial Services Fund

	Shares	Value

COMMON STOCKS† - 109.4%

Diversified Banks - 16.8%
Wells Fargo & Co.	6,680	$223,380
U.S. Bancorp	4,203	135,168
HSBC Holdings plc ADR	1,403	61,914
ICICI Bank Ltd. ADR	1,861	60,315
Banco Bradesco S.A. ADR	3,900	57,993
Credicorp Ltd.	460	57,909
HDFC Bank Ltd. ADR	1,770	57,702
Toronto-Dominion Bank	712	55,700
Bank of Montreal	989	54,652
Royal Bank of Canada	998	51,118
Itau Unibanco Holding S.A. ADR	3,613	50,293
Banco Santander Brasil S.A. ADR	5,932	45,973
Banco Santander S.A. ADR	6,907	45,310
Comerica, Inc.	1,320	40,537
New York Community Bancorp, Inc.	3,068	38,442
Barclays plc ADR	3,731	38,429
Total Diversified Banks		1,074,835

Property & Casualty Insurance - 11.3%
Berkshire Hathaway, Inc. — Class B*	2,987	248,906
Travelers Companies, Inc.	1,394	88,993
ACE Ltd.	1,154	85,546
Chubb Corp.	1,075	78,282
Allstate Corp.	2,109	74,005
Progressive Corp.	2,799	58,303
Cincinnati Financial Corp.	1,169	44,504
XL Group plc — Class A	2,072	43,595
Total Property & Casualty Insurance		722,134

Asset Management & Custody Banks - 9.3%
BlackRock, Inc. — Class A	493	83,722
Bank of New York Mellon Corp.	3,803	83,476
Franklin Resources, Inc.	713	79,136
State Street Corp.	1,764	78,745
T. Rowe Price Group, Inc.	1,070	67,367
Ameriprise Financial, Inc.	1,071	55,970
Northern Trust Corp.	1,213	55,822
Invesco Ltd.	2,239	50,601
Affiliated Managers Group, Inc.*	364	39,840
Total Asset Management & Custody Banks		594,679

Specialized REIT’s - 8.4%
American Tower Corp. — Class A	1,360	95,079
Public Storage	615	88,812
Ventas, Inc.	1,220	77,006
HCP, Inc.	1,721	75,982
Health Care REIT, Inc.	1,068	62,264
Host Hotels & Resorts, Inc.	3,553	56,208
Plum Creek Timber Company, Inc.	1,063	42,201
Rayonier, Inc.	900	40,410
Total Specialized REIT’s		537,962

Regional Banks - 8.2%
PNC Financial Services Group, Inc.	1,559	95,270
BB&T Corp.	2,555	78,822
SunTrust Banks, Inc.	2,531	61,326
Fifth Third Bancorp	4,302	57,647
M&T Bank Corp.	658	54,331
Regions Financial Corp.	7,960	53,730
KeyCorp	5,655	43,770
CIT Group, Inc.*	1,175	41,877
Huntington Bancshares, Inc.	6,228	39,859
Total Regional Banks		526,632

Other Diversified Financial Services - 7.1%
JPMorgan Chase & Co.	4,955	177,042
Bank of America Corp.	17,871	146,185
Citigroup, Inc.	4,745	130,060
Total Other Diversified Financial Services		453,287

Life & Health Insurance - 6.8%
MetLife, Inc.	2,832	87,367
Aflac, Inc.	1,702	72,488
Prudential Financial, Inc.	1,465	70,950
Manulife Financial Corp.	4,248	46,261
Principal Financial Group, Inc.	1,757	46,086
Lincoln National Corp.	1,784	39,016
Torchmark Corp.	766	38,721
Unum Group	1,875	35,869
Total Life & Health Insurance		436,758

Retail REIT’s - 6.0%
Simon Property Group, Inc.	796	123,904
General Growth Properties, Inc.	4,002	72,396
Macerich Co.	832	49,130
Kimco Realty Corp.	2,488	47,347
Federal Realty Investment Trust	439	45,696
Realty Income Corp.	1,015	42,397
Total Retail REIT’s		380,870

Consumer Finance - 5.7%
American Express Co.	2,442	142,148
Capital One Financial Corp.	1,754	95,874
Discover Financial Services	2,215	76,595
SLM Corp.	3,012	47,319
Total Consumer Finance		361,936

Investment Banking & Brokerage - 4.6%
Goldman Sachs Group, Inc.	1,102	105,638
Morgan Stanley	5,328	77,736
Charles Schwab Corp.	4,909	63,473
TD Ameritrade Holding Corp.	2,824	48,008
Total Investment Banking & Brokerage		294,855

44 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
Financial Services Fund

	Shares	Value

Residential REIT’s - 4.1%
Equity Residential	1,205	$75,144
AvalonBay Communities, Inc.	448	63,383
UDR, Inc.	1,580	40,827
Camden Property Trust	600	40,602
Essex Property Trust, Inc.	260	40,019
Total Residential REIT’s		259,975

Multi-Line Insurance - 3.9%
American International Group, Inc.*	4,300	137,987
Loews Corp.	1,719	70,324
Hartford Financial Services Group, Inc.	2,432	42,876
Total Multi-Line Insurance		251,187

Specialized Finance - 3.2%
CME Group, Inc. — Class A	251	67,296
IntercontinentalExchange, Inc.*	393	53,440
Moody’s Corp.	1,255	45,870
NYSE Euronext	1,575	40,289
Total Specialized Finance		206,895

Office REIT’s - 2.6%
Boston Properties, Inc.	642	69,574
Digital Realty Trust, Inc.	661	49,621
SL Green Realty Corp.	576	46,218
Total Office REIT’s		165,413

Insurance Brokers - 2.2%
Marsh & McLennan Companies, Inc.	2,213	71,325
Aon plc	1,403	65,632
Total Insurance Brokers		136,957

Diversified Capital Markets - 2.0%
UBS AG*	4,091	47,905
Deutsche Bank AG	1,215	43,947
Credit Suisse Group AG ADR	2,029	37,192
Total Diversified Capital Markets		129,044

Mortgage REIT’s - 2.0%
Annaly Capital Management, Inc.	4,202	70,510
American Capital Agency Corp.	1,728	58,078
Total Mortgage REIT’s		128,588

Diversified REIT’s - 1.1%
Vornado Realty Trust	803	67,436

Industrial REIT’s - 1.0%
Prologis, Inc.	1,946	64,666

Forest Products - 0.9%
Weyerhaeuser Co.	2,647	59,187

Reinsurance - 0.7%
Everest Re Group Ltd.	408	42,224

Real Estate Services - 0.5%
CBRE Group, Inc. — Class A*	2,145	35,092

Multi-Sector Holdings - 0.5%
Leucadia National Corp.	1,593	33,883

Thrifts & Mortgage Finance - 0.5%
People’s United Financial, Inc.	2,812	32,647

Total Common Stocks
(Cost $5,427,558)		6,997,142

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.6%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$37,037	37,037
Total Repurchase Agreement
(Cost $37,037)		37,037
Total Investments - 110.0%
(Cost $5,464,595)		$7,034,179
Other Assets & Liabilities, net - (10.0)%		(637,450)
Total Net Assets - 100.0%		$6,396,729

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 45

Financial Services Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $5,427,558)	$6,997,142
Repurchase agreements, at value
(cost $37,037)	37,037
Total investments
(cost $5,464,595)	7,034,179
Receivables:
Dividends	12,317
Total assets	7,046,496
Liabilities:
Payable for:
Fund shares redeemed	632,285
Management fees	4,095
Transfer agent and administrative fees	1,205
Investor service fees	1,205
Portfolio accounting fees	482
Miscellaneous	10,495
Total liabilities	649,767
Net assets	$6,396,729
Net assets consist of:
Paid in capital	$13,417,161
Undistributed net investment income	36,132
Accumulated net realized loss on investments	(8,626,148)
Net unrealized appreciation on investments	1,569,584
Net assets	$6,396,729
Capital shares outstanding	446,203
Net asset value per share	$14.34

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$74,401
Interest	14
Total investment income	74,415

Expenses:
Management fees	27,570
Transfer agent and administrative fees	8,109
Investor service fees	8,109
Portfolio accounting fees	3,244
Professional fees	3,984
Custodian fees	815
Trustees’ fees*	257
Miscellaneous	2,721
Total expenses	54,809
Net investment income	19,606

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(45,564)
Net realized loss	(45,564)
Net change in unrealized appreciation (depreciation) on:
Investments	551,961
Net change in unrealized appreciation (depreciation)	551,961
Net realized and unrealized gain	506,397

Net increase in net assets resulting from operations	$526,003

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Financial Services Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$19,606	$16,527
Net realized gain (loss) on investments	(45,564)	1,183,704
Net change in unrealized appreciation (depreciation) on investments	551,961	(1,829,377)
Net increase (decrease) in net assets resulting from operations	526,003	(629,146)

Distributions to shareholders from:
Net investment income	—	(4,742)
Total distributions to shareholders	—	(4,742)

Capital share transactions:
Proceeds from sale of shares	15,333,048	37,530,772
Distributions reinvested	—	4,742
Cost of shares redeemed	(14,931,068)	(39,328,618)
Net increase (decrease) from capital share transactions	401,980	(1,793,104)
Net increase (decrease) in net assets	927,983	(2,426,992)

Net assets:
Beginning of period	5,468,746	7,895,738
End of period	$6,396,729	$5,468,746
Undistributed net investment income at end of period	$36,132	$16,526

Capital share activity:
Shares sold	1,069,207	2,649,675
Shares issued from reinvestment of distributions	—	367
Shares redeemed	(1,046,595)	(2,746,295)
Net increase (decrease) in shares	22,612	(96,253)

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 47

Financial Services Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$12.91	$15.19	$13.44	$11.41	$21.96	$32.18
Income (loss) from investment operations:
Net investment income[b]	.04	.04	.01	.06	.32	.28
Net gain (loss) on investments (realized and unrealized)	1.39	(2.31)	1.91	2.19	(10.87)	(6.23)
Total from investment operations	1.43	(2.27)	1.92	2.25	(10.55)	(5.95)
Less distributions from:
Net investment income	—	(.01)	(.17)	(.22)	—	(.66)
Net realized gains	—	—	—	—	—	(3.61)
Total distributions	—	(.01)	(.17)	(.22)	—	(4.27)
Net asset value, end of period	$14.34	$12.91	$15.19	$13.44	$11.41	$21.96

Total Return[c]	11.00%	(14.92% )	14.36%	19.68%	(48.04% )	(18.80% )
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,397	$5,469	$7,896	$17,163	$8,307	$17,508
Ratios to average net assets:
Net investment income	0.60%	0.26%	0.09%	0.54%	1.87%	0.90%
Total expenses	1.69%	1.71%	1.64%	1.64%	1.61%	1.59%
Portfolio turnover rate	215%	528%	617%	357%	422%	525%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

48 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings
(% of Total Net Assets)
Johnson & Johnson	4.3%
Pfizer, Inc.	4.2%
Merck & Company, Inc.	3.6%
Abbott Laboratories	3.2%
Express Scripts Holding Co.	2.7%
Bristol-Myers Squibb Co.	2.5%
UnitedHealth Group, Inc.	2.5%
Amgen, Inc.	2.4%
Eli Lilly & Co.	2.2%
Gilead Sciences, Inc.	2.0%
Top Ten Total	29.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the Rydex FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Health Care Fund

	Shares	Value

COMMON STOCKS† - 98.4%

Pharmaceuticals - 35.7%
Johnson & Johnson	10,710	$723,567
Pfizer, Inc.	30,731	706,813
Merck & Company, Inc.	14,804	618,067
Abbott Laboratories	8,408	542,064
Bristol-Myers Squibb Co.	11,777	423,383
Eli Lilly & Co.	8,872	380,698
Teva Pharmaceutical
Industries Ltd. ADR	7,732	304,950
Allergan, Inc.	2,979	275,766
Perrigo Co.	1,576	185,858
Watson Pharmaceuticals, Inc.*	2,435	180,166
Forest Laboratories, Inc.*	4,647	162,599
Novartis AG ADR	2,762	154,396
Mylan, Inc.*	7,148	152,753
GlaxoSmithKline plc ADR	3,225	146,963
Sanofi ADR	3,532	133,439
Valeant Pharmaceuticals International, Inc.*	2,814	126,039
AstraZeneca plc ADR	2,759	123,465
Hospira, Inc.*	3,456	120,891
Warner Chilcott plc — Class A*	6,719	120,404
Elan Corp. plc ADR*	8,220	119,930
Salix Pharmaceuticals Ltd.*	1,763	95,978
Shire plc ADR	1,110	95,893
Endo Health Solutions, Inc.*	2,965	91,856
Jazz Pharmaceuticals plc*	1,840	82,818
Total Pharmaceuticals		6,068,756

Health Care Equipment - 17.1%
Medtronic, Inc.	8,447	327,151
Baxter International, Inc.	5,052	268,513
Covidien plc	4,931	263,809
Intuitive Surgical, Inc.*	449	248,652
Stryker Corp.	4,342	239,244
Edwards Lifesciences Corp.*	2,081	214,967
Becton Dickinson and Co.	2,722	203,470
St. Jude Medical, Inc.	4,490	179,196
Zimmer Holdings, Inc.	2,752	177,119
CR Bard, Inc.	1,548	166,317
Boston Scientific Corp.*	25,570	144,982
Varian Medical Systems, Inc.*	2,088	126,888
CareFusion Corp.*	4,900	125,832
ResMed, Inc.*	3,508	109,450
Hologic, Inc.*	5,820	104,993
Total Health Care Equipment		2,900,583

Biotechnology - 13.8%
Amgen, Inc.	5,656	413,114
Gilead Sciences, Inc.*	6,607	338,807
Biogen Idec, Inc.*	2,344	338,427
Celgene Corp.*	3,978	255,228
Alexion Pharmaceuticals, Inc.*	2,366	234,944
Vertex Pharmaceuticals, Inc.*	3,741	209,197
Regeneron Pharmaceuticals, Inc.*	1,459	166,647
BioMarin Pharmaceutical, Inc.*	3,020	119,532
Medivation, Inc.*	1,170	106,938
United Therapeutics Corp.*	1,746	86,217
Cubist Pharmaceuticals, Inc.*	2,000	75,820
Total Biotechnology		2,344,871

Managed Health Care - 9.0%
UnitedHealth Group, Inc.	7,214	422,020
WellPoint, Inc.	3,686	235,130
Cigna Corp.	4,093	180,092
Humana, Inc.	2,289	177,260
Aetna, Inc.	4,517	175,124
Coventry Health Care, Inc.	3,372	107,196
AMERIGROUP Corp.*	1,431	94,317
WellCare Health Plans, Inc.*	1,320	69,960
Health Net, Inc.*	2,416	58,636
Total Managed Health Care		1,519,735

Health Care Services - 6.7%
Express Scripts Holding Co.*	8,149	454,958
DaVita, Inc.*	1,710	167,939
Quest Diagnostics, Inc.	2,682	160,652
Laboratory Corporation of
America Holdings*	1,721	159,382
Omnicare, Inc.	3,023	94,408
HMS Holdings Corp.*	2,750	91,603
Total Health Care Services		1,128,942

Life Sciences Tools & Services - 6.2%
Thermo Fisher Scientific, Inc.	4,168	216,360
Agilent Technologies, Inc.	4,570	179,327
Life Technologies Corp.*	3,230	145,318
Waters Corp.*	1,608	127,788
Mettler-Toledo International, Inc.*	690	107,537
Illumina, Inc.*	2,557	103,277
Covance, Inc.*	1,839	87,996
PerkinElmer, Inc.	3,366	86,843
Total Life Sciences Tools & Services		1,054,446

50 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012

Health Care Fund

	Shares	Value

Health Care Distributors - 5.2%
McKesson Corp.	2,765	$259,218
Cardinal Health, Inc.	4,802	201,684
AmerisourceBergen Corp. — Class A	4,237	166,726
Henry Schein, Inc.*	1,797	141,047
Patterson Companies, Inc.	3,057	105,375
Total Health Care Distributors		874,050

Health Care Facilities - 1.9%
HCA Holdings, Inc.	6,920	210,575
Universal Health Services, Inc. — Class B	2,466	106,433
Total Health Care Facilities		317,008

Health Care Technology - 1.5%
Cerner Corp.*	2,456	203,013
Allscripts Healthcare Solutions, Inc.*	5,365	58,639
Total Health Care Technology		261,652

Health Care Supplies - 1.3%
DENTSPLY International, Inc.	3,132	118,421
Cooper Companies, Inc.	1,290	102,890
Total Health Care Supplies		221,311
Total Common Stocks
(Cost $10,650,175)		16,691,354

	Face Amount
REPURCHASE AGREEMENT††,1 - 2.0%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$343,731	343,731
Total Repurchase Agreement
(Cost $343,731)		343,731
Total Investments - 100.4%
(Cost $10,993,906)		$17,035,085
Other Assets & Liabilities, net - (0.4)%		(71,783)
Total Net Assets - 100.0%		$16,963,302

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 51

Health Care Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $10,650,175)	$16,691,354
Repurchase agreements, at value
(cost $343,731)	343,731
Total investments
(cost $10,993,906)	17,035,085
Receivables:
Fund shares sold	158,332
Dividends	16,011
Total assets	17,209,428
Liabilities:
Payable for:
Fund shares redeemed	203,222
Management fees	11,121
Transfer agent and administrative fees	3,271
Investor service fees	3,271
Portfolio accounting fees	1,308
Miscellaneous	23,933
Total liabilities	246,126
Net assets	$16,963,302
Net assets consist of:
Paid in capital	$21,186,475
Undistributed net investment income	1,084
Accumulated net realized loss on investments	(10,265,436)
Net unrealized appreciation on investments	6,041,179
Net assets	$16,963,302
Capital shares outstanding	514,871
Net asset value per share	$32.95

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$140,437
Interest	27
Total investment income	140,464

Expenses:
Management fees	70,112
Transfer agent and administrative fees	20,621
Investor service fees	20,621
Portfolio accounting fees	8,248
Professional fees	11,735
Custodian fees	2,023
Trustees’ fees*	830
Miscellaneous	5,190
Total expenses	139,380
Net investment income	1,084

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	610,173
Net realized gain	610,173
Net change in unrealized appreciation (depreciation) on:
Investments	1,276,168
Net change in unrealized appreciation (depreciation)	1,276,168
Net realized and unrealized gain	1,886,341

Net increase in net assets resulting from operations	$1,887,425

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Health Care Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$1,084	$(64,596)
Net realized gain (loss) on investments	610,173	(1,549,036)
Net change in unrealized appreciation (depreciation) on investments	1,276,168	903,682
Net increase (decrease) in net assets resulting from operations	1,887,425	(709,950)

Capital share transactions:
Proceeds from sale of shares	25,205,513	79,291,791
Cost of shares redeemed	(26,031,050)	(74,008,811)
Net increase (decrease) from capital share transactions	(825,537)	5,282,980
Net increase in net assets	1,061,888	4,573,030

Net assets:
Beginning of period	15,901,414	11,328,384
End of period	$16,963,302	$15,901,414
Undistributed net investment income at end of period	$1,084	$—

Capital share activity:
Shares sold	790,497	2,625,350
Shares redeemed	(814,928)	(2,488,334)
Net increase (decrease) in shares	(24,431)	137,016

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 53

Health Care Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31,	December 31,
	2012[a]	2011		2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$29.49	$28.16		$26.45	$21.22	$29.61	$28.41
Income (loss) from investment operations:
Net investment income (loss)[b]	—[c]	(.11)		(.04)	.04	(—)[c]	(.01)
Net gain (loss) on investments (realized and unrealized)	3.46	1.44		1.83	5.19	(7.40)	1.73
Total from investment operations	3.46	1.33		1.79	5.23	(7.40)	1.72
Less distributions from:
Net investment income	—	—		(.08)	—	—	—
Net realized gains	—	—		—	—	(.99)	(.52)
Total distributions	—	—		(.08)	—	(.99)	(.52)
Net asset value, end of period	$32.95	$29.49		$28.16	$26.45	$21.22	$29.61

Total Return[d]	11.77%	4.69%		6.77%	24.65%	(24.86% )	6.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,963	$15,901		$11,328	$26,896	$35,778	$37,521
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.37%	)	(0.15% )	0.17%	(0.01% )	(0.02% )
Total expenses	1.69%	1.70%		1.64%	1.67%	1.62%	1.59%
Portfolio turnover rate	127%	358%		455%	301%	266%	424%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

54 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

Internet Fund

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings
(% of Total Net Assets)
Google, Inc. — Class A	8.4%
Amazon.com, Inc.	7.1%
QUALCOMM, Inc.	5.8%
Cisco Systems, Inc.	5.7%
eBay, Inc.	5.1%
Time Warner, Inc.	4.1%
Baidu, Inc. ADR	3.7%
Priceline.com, Inc.	3.7%
Yahoo!, Inc.	2.8%
Intuit, Inc.	2.7%
Top Ten Total	49.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the Rydex FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Internet Fund

	Shares	Value

COMMON STOCKS† - 100.1%

Internet Software & Services - 46.7%
Google, Inc. — Class A*	822	$476,818
eBay, Inc.*	6,806	285,920
Baidu, Inc. ADR*	1,833	210,758
Yahoo!, Inc.*	10,177	161,102
LinkedIn Corp. — Class A*	1,177	125,080
Equinix, Inc.*	663	116,456
VeriSign, Inc.*	2,378	103,609
NetEase, Inc. ADR*	1,760	103,576
Akamai Technologies, Inc.*	2,551	80,994
Yandex N.V. — Class A*	4,240	80,772
Rackspace Hosting, Inc.*	1,764	77,510
AOL, Inc.*	2,649	74,384
IAC/InterActiveCorp.	1,494	68,126
MercadoLibre, Inc.	778	58,972
Open Text Corp.*	1,155	57,635
SINA Corp.*	1,111	57,561
Youku, Inc. ADR*	2,401	52,054
Liquidity Services, Inc.*	940	48,119
Qihoo 360 Technology Company Ltd. ADR*	2,640	45,646
Renren, Inc. ADR*	10,120	45,641
Ancestry.com, Inc.*	1,627	44,791
Sohu.com, Inc.*	918	40,980
OpenTable, Inc.*	877	39,474
j2 Global, Inc.	1,462	38,626
ValueClick, Inc.*	2,331	38,205
VistaPrint N.V.*	1,114	35,982
Monster Worldwide, Inc.*	4,200	35,700
WebMD Health Corp. — Class A*	1,735	35,585
Total Internet Software & Services		2,640,076

Internet Retail - 17.5%
Amazon.com, Inc.*	1,755	400,754
Priceline.com, Inc.*	315	209,324
Expedia, Inc.	2,307	110,897
TripAdvisor, Inc.*	2,293	102,474
Groupon, Inc. — Class A*	7,020	74,623
Netflix, Inc.*	805	55,118
Shutterfly, Inc.*	1,198	36,767
Total Internet Retail		989,957

Communications Equipment - 16.5%
QUALCOMM, Inc.	5,850	325,728
Cisco Systems, Inc.	18,801	322,813
Juniper Networks, Inc.*	5,801	94,614
F5 Networks, Inc.*	907	90,301
Research In Motion Ltd.*	7,086	52,366
Ciena Corp.*	2,903	47,522
Total Communications Equipment		933,344

Systems Software - 7.8%
Red Hat, Inc.*	2,276	128,549
Symantec Corp.*	7,335	107,164
Check Point Software
Technologies Ltd.*	2,122	105,230
BMC Software, Inc.*	2,409	102,816
Total Systems Software		443,759

Application Software - 4.1%
Intuit, Inc.	2,578	153,004
TIBCO Software, Inc.*	2,729	81,652
Total Application Software		234,656

Movies & Entertainment - 4.1%
Time Warner, Inc.	6,059	233,272

Semiconductors - 2.6%
Broadcom Corp. — Class A*	4,373	147,807

Investment Banking & Brokerage - 0.8%
E*TRADE Financial Corp.*	5,860	47,114
Total Common Stocks
(Cost $3,167,774)		5,669,985

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$47,587	47,587
Total Repurchase Agreement
(Cost $47,587)		47,587
Total Investments - 100.9%
(Cost $3,215,361)		$5,717,572
Other Assets & Liabilities, net - (0.9)%		(48,628)
Total Net Assets - 100.0%		$5,668,944

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt

56 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Internet Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $3,167,774)	$5,669,985
Repurchase agreements, at value
(cost $47,587)	47,587
Total investments
(cost $3,215,361)	5,717,572
Receivables:
Dividends	87
Total assets	5,717,659
Liabilities:
Payable for:
Fund shares redeemed	28,093
Management fees	3,993
Transfer agent and administrative fees	1,174
Investor service fees	1,174
Portfolio accounting fees	470
Miscellaneous	13,811
Total liabilities	48,715
Net assets	$5,668,944
Net assets consist of:
Paid in capital	$3,005,088
Accumulated net investment loss	(39,196)
Accumulated net realized gain on investments	200,841
Net unrealized appreciation on investments	2,502,211
Net assets	$5,668,944
Capital shares outstanding	300,738
Net asset value per share	$18.85

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $43)	12,479
Interest	15
Total investment income	12,494

Expenses:
Management fees	26,029
Transfer agent and administrative fees	7,656
Investor service fees	7,656
Portfolio accounting fees	3,062
Professional fees	5,697
Custodian fees	727
Trustees’ fees*	329
Miscellaneous	534
Total expenses	51,690
Net investment loss	(39,196)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,553
Net realized gain	15,553
Net change in unrealized appreciation (depreciation) on:
Investments	315,207
Net change in unrealized appreciation (depreciation)	315,207
Net realized and unrealized gain	330,760
Net increase in net assets resulting from operations	$291,564

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The Rydex FUNDS SEMI-ANNUAL REPORT | 57

Internet Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(39,196)	$(132,664)
Net realized gain on investments	15,553	2,360,224
Net change in unrealized appreciation (depreciation) on investments	315,207	(3,423,162)
Net increase (decrease) in net assets resulting from operations	291,564	(1,195,602)

Capital share transactions:
Proceeds from sale of shares	9,161,465	33,417,673
Cost of shares redeemed	(8,782,537)	(44,009,352)
Net increase (decrease) from capital share transactions	378,928	(10,591,679)
Net increase (decrease) in net assets	670,492	(11,787,281)

Net assets:
Beginning of period	4,998,452	16,785,733
End of period	$5,668,944	$4,998,452
Accumulated net investment loss at end of period	$(39,196)	$—

Capital share activity:
Shares sold	461,592	1,701,066
Shares redeemed	(448,682)	(2,264,933)
Net increase (decrease) in shares	12,910	(563,867)

58 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Internet Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$17.37	$19.71	$16.32	$9.84	$17.85	$16.17
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.27)	(.19)	(.19)	(.16)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.60	(2.07)	3.58	6.67	(7.85)	1.73
Total from investment operations	1.48	(2.34)	3.39	6.48	(8.01)	1.68
Net asset value, end of period	$18.85	$17.37	$19.71	$16.32	$9.84	$17.85

Total Return[c]	8.58%	(11.92%)	20.77%	65.85%	(44.87%)	10.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,669	$4,998	$16,786	$30,360	$2,405	$24,937
Ratios to average net assets:
Net investment loss	(1.28%)	(1.38%)	(1.15%)	(1.36%)	(1.07%)	(0.29%)
Total expenses	1.69%	1.71%	1.66%	1.64%	1.60%	1.54%
Portfolio turnover rate	133%	321%	401%	274%	341%	432%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	June 30, 2012

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings
(% of Total Net Assets)
Philip Morris International, Inc.	5.0%
Walt Disney Co.	4.0%
Comcast Corp. — Class A	3.9%
McDonald’s Corp.	3.7%
Altria Group, Inc.	3.7%
News Corp. — Class A	3.2%
Time Warner, Inc.	2.6%
Starbucks Corp.	2.6%
DIRECTV — Class A	2.4%
Carnival Corp.	2.2%
Top Ten Total	33.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.9%

Restaurants - 15.1%
McDonald’s Corp.	4,607	$407,857
Starbucks Corp.	5,330	284,195
Yum! Brands, Inc.	3,642	234,618
Chipotle Mexican Grill, Inc. — Class A*	383	145,521
Darden Restaurants, Inc.	2,226	112,702
Dunkin’ Brands Group, Inc.	2,800	96,152
Panera Bread Co. — Class A*	604	84,222
Brinker International, Inc.	2,352	74,958
Cheesecake Factory, Inc.*	1,890	60,404
Wendy’s Co.	12,540	59,189
Buffalo Wild Wings, Inc.*	650	56,316
Domino’s Pizza, Inc.	1,714	52,980
Total Restaurants		1,669,114

Cable & Satellite - 14.2%
Comcast Corp. — Class A	13,584	434,281
DIRECTV — Class A*	5,371	262,212
Time Warner Cable, Inc.	2,832	232,507
Liberty Global, Inc. — Class A*	3,278	162,687
DISH Network Corp. — Class A	5,411	154,484
Charter Communications, Inc. — Class A*	1,800	127,566
Virgin Media, Inc.	4,828	117,755
Cablevision Systems Corp. — Class A	6,237	82,890
Total Cable & Satellite		1,574,382

Movies & Entertainment - 13.7%
Walt Disney Co.	9,193	445,860
News Corp. — Class A	16,138	359,716
Time Warner, Inc.	7,462	287,287
Viacom, Inc. — Class B	4,839	227,530
Cinemark Holdings, Inc.	3,255	74,377
Regal Entertainment Group — Class A	4,766	65,580
DreamWorks Animation SKG,
Inc. — Class A*	3,019	57,542
Total Movies & Entertainment		1,517,892

Tobacco - 12.6%
Philip Morris International, Inc.	6,366	555,498
Altria Group, Inc.	11,770	406,654
Reynolds American, Inc.	5,344	239,785
Lorillard, Inc.	1,435	189,348
Total Tobacco		1,391,285

Broadcasting - 7.7%
CBS Corp. — Class B	6,444	211,233
Discovery Communications,
Inc. — Class A*	3,727	201,258
Liberty Media Corporation -
Liberty Capital — Class A*	1,703	149,711
Scripps Networks Interactive,
Inc. — Class A	2,617	148,803
Grupo Televisa SAB ADR	3,997	85,856
Pandora Media, Inc.*	5,640	61,307
Total Broadcasting		858,168

Hotels, Resorts & Cruise Lines - 7.6%
Carnival Corp.	7,129	244,310
Marriott International, Inc. —
Class A	4,258	166,914
Starwood Hotels & Resorts
Worldwide, Inc.	2,658	140,980
Wyndham Worldwide Corp.	2,573	135,700
Royal Caribbean Cruises Ltd.	3,817	99,357
Ctrip.com International Ltd. ADR*	3,535	59,247
Total Hotels, Resorts & Cruise Lines		846,508

Casinos & Gaming - 6.9%
Las Vegas Sands Corp.	5,114	222,407
Wynn Resorts Ltd.	1,259	130,583
International Game Technology	6,056	95,382
MGM Resorts International*	8,336	93,030
Penn National Gaming, Inc.*	1,879	83,785
Melco Crown Entertainment Ltd. ADR*	6,805	78,394
Bally Technologies, Inc.*	1,380	64,391
Total Casinos & Gaming		767,972

Distillers & Vintners - 4.8%
Brown-Forman Corp. — Class B	1,886	182,658
Beam, Inc.	2,376	148,476
Constellation Brands, Inc. — Class A*	4,242	114,789
Diageo plc ADR	880	90,702
Total Distillers & Vintners		536,625

Publishing - 4.6%
Thomson Reuters Corp.	7,572	215,424
McGraw-Hill Companies, Inc.	3,457	155,565
Gannett Company, Inc.	5,599	82,473
Meredith Corp.	1,669	53,308
Total Publishing		506,770

Leisure Products - 3.6%
Mattel, Inc.	4,536	147,148
Polaris Industries, Inc.	1,428	102,073
Hasbro, Inc.	2,687	91,009
Brunswick Corp.	2,665	59,216
Total Leisure Products		399,446

Brewers - 3.1%
Molson Coors Brewing Co. — Class B	2,935	122,125
Cia de Bebidas das Americas ADR	3,044	116,677
Anheuser-Busch InBev N.V. ADR	1,288	102,589
Total Brewers		341,391

Home Entertainment Software - 2.8%
Activision Blizzard, Inc.	11,866	142,273
Electronic Arts, Inc.*	10,180	125,723
Take-Two Interactive Software, Inc.*	4,869	46,061
Total Home Entertainment Software		314,057

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012

LEISURE FUND

	Shares	Value

Leisure Facilities - 1.9%
Six Flags Entertainment Corp.	1,559	$84,466
Vail Resorts, Inc.	1,284	64,303
Life Time Fitness, Inc.*	1,301	60,510
Total Leisure Facilities		209,279

Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	3,083	140,986
Total Common Stocks
(Cost $8,338,071)		11,073,875

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$47,060	47,060
Total Repurchase Agreement
(Cost $47,060)		47,060
Total Investments - 100.3%
(Cost $8,385,131)		$11,120,935
Other Assets & Liabilities, net - (0.3)%		(34,965)
Total Net Assets - 100.0%		$11,085,970

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $8,338,071)	$11,073,875
Repurchase agreements, at value
(cost $47,060)	47,060
Total investments
(cost $8,385,131)	11,120,935
Receivables:
Dividends	19,374
Foreign taxes reclaim	161
Total assets	11,140,470
Liabilities:
Payable for:
Fund shares redeemed	27,238
Management fees	7,283
Transfer agent and administrative fees	2,142
Investor service fees	2,142
Portfolio accounting fees	857
Miscellaneous	14,838
Total liabilities	54,500
Net assets	$11,085,970
Net assets consist of:
Paid in capital	$10,547,470
Undistributed net investment income	19,198
Accumulated net realized loss on investments	(2,216,502)
Net unrealized appreciation on investments	2,735,804
Net assets	$11,085,970
Capital shares outstanding	177,544
Net asset value per share	$62.44

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $979)	$100,444
Interest	17
Total investment income	100,461

Expenses:
Management fees	40,925
Transfer agent and administrative fees	12,037
Investor service fees	12,037
Portfolio accounting fees	4,815
Professional fees	4,823
Custodian fees	1,129
Trustees’ fees*	330
Miscellaneous	5,167
Total expenses	81,263
Net investment income	19,198

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(91,177)
Net realized loss	(91,177)
Net change in unrealized appreciation (depreciation) on:
Investments	954,309
Net change in unrealized appreciation (depreciation)	954,309
Net realized and unrealized gain	863,132
Net increase in net assets resulting from operations	$882,330

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$19,198	$(14,730)
Net realized gain (loss) on investments	(91,177)	1,929,662
Net change in unrealized appreciation (depreciation) on investments	954,309	(1,983,276)
Net increase (decrease) in net assets resulting from operations	882,330	(68,344)

Capital share transactions:
Proceeds from sale of shares	14,051,791	19,529,796
Cost of shares redeemed	(9,628,592)	(26,622,629)
Net increase (decrease) from capital share transactions	4,423,199	(7,092,833)
Net increase (decrease) in net assets	5,305,529	(7,161,177)

Net assets:
Beginning of period	5,780,441	12,941,618
End of period	$11,085,970	$5,780,441
Undistributed net investment income at end of period	$19,198	$—

Capital share activity:
Shares sold	230,325	343,829
Shares redeemed	(156,782)	(478,364)
Net increase (decrease) in shares	73,543	(134,535)

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008[d]	2007[d]
Per Share Data
Net asset value, beginning of period	$55.58	$54.25	$41.66	$30.47	$636.60	$785.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	(.11)	(.14)	.06	(1.07)	(1.20)
Net gain (loss) on investments (realized and unrealized)	6.74	1.44	12.78	11.13	(347.66)	(15.30)
Total from investment operations	6.86	1.33	12.64	11.19	(348.73)	(16.50)
Less distributions from:
Net investment income	—	—	(.05)	—	—	—
Net realized gains	—	—	—	—	(257.40)	(132.60)
Total distributions	—	—	(.05)	—	(257.40)	(132.60)
Net asset value, end of period	$62.44	$55.58	$54.25	$41.66	$30.47	$636.60

Total Return[c]	12.34%	2.45%	30.34%	36.72%	(49.09%)	(2.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,086	$5,780	$12,942	$11,722	$1,601	$15,311
Ratios to average net assets:
Net investment income (loss)	0.40%	(0.20%)	(0.30%)	0.17%	(0.26%)	(0.14%)
Total expenses	1.69%	1.71%	1.65%	1.64%	1.61%	1.59%
Portfolio turnover rate	93%	227%	468%	316%	255%	171%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounds for the year ended December 31, 2007 and the period January 1, 2008 through December 7, 2008 have been restated to reflect a 1:30 reverse share split, effective December 8, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

FUND PROFILE (Unaudited)	June 30, 2012

Precious Metals Fund

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings (% of Total Net Assets)
Freeport-McMoRan Copper & Gold, Inc.	10.4%
Newmont Mining Corp.	7.8%
Barrick Gold Corp.	7.0%
Goldcorp, Inc.	5.7%
Agnico-Eagle Mines Ltd.	4.7%
Silver Wheaton Corp.	4.7%
Yamana Gold, Inc.	4.7%
Southern Copper Corp.	4.0%
Royal Gold, Inc.	3.8%
Kinross Gold Corp.	3.5%
Top Ten Total	56.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

Precious Metals Fund

	Shares	Value

COMMON STOCKS† - 100.1%

Gold - 65.4%
Newmont Mining Corp.	84,969	$4,121,847
Barrick Gold Corp.	99,547	3,739,981
Goldcorp, Inc.	81,118	3,048,414
Agnico-Eagle Mines Ltd.	62,153	2,514,710
Yamana Gold, Inc.	162,370	2,500,498
Royal Gold, Inc.	25,498	1,999,043
Kinross Gold Corp.	230,683	1,880,066
AngloGold Ashanti Ltd. ADR	51,899	1,782,212
Eldorado Gold Corp.	130,103	1,602,869
Randgold Resources Ltd. ADR	17,386	1,564,914
Gold Fields Ltd. ADR	117,400	1,503,894
Cia de Minas Buenaventura S.A. ADR	35,355	1,342,783
New Gold, Inc.*	137,966	1,310,677
IAMGOLD Corp.	110,763	1,307,003
Allied Nevada Gold Corp.*	37,048	1,051,422
Novagold Resources, Inc.*	193,059	1,019,352
Harmony Gold Mining Company Ltd. ADR	105,974	996,156
AuRico Gold, Inc.*	115,806	927,606
Gold Resource Corp.	9,320	242,227
Seabridge Gold, Inc.*	15,890	230,246
Jaguar Mining, Inc.*	121,314	140,724
Total Gold		34,826,644

Precious Metals & Minerals - 18.5%
Silver Wheaton Corp.	93,555	2,511,017
Hecla Mining Co.	305,761	1,452,366
Pan American Silver Corp.	70,079	1,183,634
Coeur d’Alene Mines Corp.*	61,015	1,071,423
Stillwater Mining Co.*	97,311	831,036
Endeavour Silver Corp.*	91,744	744,961
Silver Standard Resources, Inc.*	65,832	739,952
Silvercorp Metals, Inc.	120,833	668,206
McEwen Mining, Inc.*	209,849	631,645
Total Precious Metals & Minerals		9,834,240

Diversified Metals & Mining - 16.2%
Freeport-McMoRan Copper & Gold, Inc.	162,221	5,526,869
Southern Copper Corp.	68,308	2,152,385
Titanium Metals Corp.	76,367	863,711
NovaCopper, Inc.*	32,197	64,716
Total Diversified Metals & Mining		8,607,681
Total Common Stocks
(Cost $31,156,727)		53,268,565

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$432,551	432,551
Total Repurchase Agreement
(Cost $432,551)		432,551
Total Investments - 100.9%
(Cost $31,589,278)		$53,701,116
Other Assets & Liabilities, net - (0.9)%		(501,749)
Total Net Assets - 100.0%		$53,199,367

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

Precious Metals Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $31,156,727)	$53,268,565
Repurchase agreements, at value
(cost $432,551)	432,551
Total investments
(cost $31,589,278)	53,701,116
Receivables:
Dividends	24,021
Fund shares sold	8,956
Interest	21
Total assets	53,734,114
Liabilities:
Payable for:
Fund shares redeemed	364,144
Management fees	32,895
Transfer agent and administrative fees	10,965
Investor service fees	10,965
Portfolio accounting fees	4,386
Miscellaneous	111,392
Total liabilities	534,747
Net Assets	$53,199,367
Net assets consist of:
Paid in capital	$38,641,490
Accumulated net investment loss	(452,361)
Accumulated net realized loss on investments	(7,101,619)
Net unrealized appreciation on investments	22,111,857
Net assets	$53,199,367
Capital shares outstanding	4,185,556
Net asset value per share	$12.71

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $25,357)	$456,712
Interest	117
Total investment income	456,829

Expenses:
Management fees	223,853
Transfer agent and administrative fees	74,618
Investor service fees	74,618
Portfolio accounting fees	29,847
Professional fees	54,023
Custodian fees	7,756
Trustees’ fees*	3,426
Miscellaneous	6,787
Total expenses	474,928
Net investment loss	(18,099)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,360,028)
Foreign currency	27
Net realized loss	(2,360,001)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,680,609)
Net change in unrealized appreciation (depreciation)	(5,680,609)
Net realized and unrealized loss	(8,040,610)
Net decrease in net assets resulting from operations	$(8,058,709)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(18,099)	$(451,209)
Net realized gain (loss) on investments	(2,360,001)	10,473,950
Net change in unrealized appreciation (depreciation) on investments	(5,680,609)	(34,488,243)
Net decrease in net assets resulting from operations	(8,058,709)	(24,465,502)

Distributions to shareholders from:
Net investment income	—	(57,336)
Total distributions to shareholders	—	(57,336)

Capital share transactions:
Proceeds from sale of shares	58,280,341	183,853,930
Distributions reinvested	—	57,336
Cost of shares redeemed	(54,004,300)	(219,905,170)
Net increase (decrease) from capital share transactions	4,276,041	(35,993,904)
Net decrease in net assets	(3,782,668)	(60,516,742)

Net assets:
Beginning of period	56,982,035	117,498,777
End of period	$53,199,367	$56,982,035
Accumulated net investment loss at end of period	$(452,361)	$(434,262)

Capital share activity:
Shares sold	4,112,887	10,728,850
Shares issued from reinvestment of distributions	—	3,387
Shares redeemed	(3,875,873)	(12,955,325)
Net increase (decrease) in shares	237,014	(2,223,088)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

Precious Metals Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$14.43	$19.04	$13.79	$9.24	$15.04	$12.58
Income (loss) from investment operations:
Net investment loss[b]	(—)[c]	(.09)	(.10)	(.13)	(.09)	(.10)
Net gain (loss) on investments (realized and unrealized)	(1.72)	(4.51)	5.35	4.68	(5.71)	2.56
Total from investment operations	(1.72)	(4.60)	5.25	4.55	(5.80)	2.46
Less distributions from:
Net investment income	—	(.01)	(—)[c]	—	—	—
Total distributions	—	(.01)	(—)[c]	—	—	—
Net asset value, end of period	$12.71	$14.43	$19.04	$13.79	$9.24	$15.04

Total Return[d]	(11.92%)	(24.16%)	38.08%	49.24%	(38.56%)	19.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,199	$56,982	$117,499	$86,277	$61,025	$91,613
Ratios to average net assets:
Net investment loss	(0.06%)	(0.52%)	(0.66%)	(1.14%)	(0.66%)	(0.71%)
Total expenses	1.59%	1.60%	1.56%	1.55%	1.50%	1.45%
Portfolio turnover rate	68%	199%	234%	253%	228%	268%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

Retailing Fund

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings
(% of Total Net Assets)
Wal-Mart Stores, Inc.	8.3%
Amazon.com, Inc.	5.4%
Home Depot, Inc.	4.7%
CVS Caremark Corp.	4.0%
Costco Wholesale Corp.	3.3%
Target Corp.	3.1%
TJX Companies, Inc.	3.0%
Lowe’s Companies, Inc.	2.9%
Priceline.com, Inc.	2.8%
Walgreen Co.	2.4%
Top Ten Total	39.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

Retailing Fund

	Shares	Value

COMMON STOCKS† - 107.8%

Apparel Retail - 20.3%
TJX Companies, Inc.	7,106	$305,060
Ross Stores, Inc.	3,222	201,278
The Gap, Inc.	6,972	190,754
Limited Brands, Inc.	4,025	171,183
Foot Locker, Inc.	3,589	109,752
American Eagle Outfitters, Inc.	5,476	108,041
Urban Outfitters, Inc.*	3,620	99,876
Guess?, Inc.	2,733	83,001
Ascena Retail Group, Inc.*	4,244	79,023
Chico’s FAS, Inc.	5,265	78,133
DSW, Inc. — Class A	1,387	75,453
Abercrombie & Fitch Co. — Class A	2,044	69,782
Buckle, Inc.	1,594	63,075
Aeropostale, Inc.*	3,171	56,539
Express, Inc.*	3,090	56,145
Children’s Place Retail Stores, Inc.*	1,119	55,760
Genesco, Inc.*	920	55,338
ANN, Inc.*	2,098	53,478
Men’s Wearhouse, Inc.	1,851	52,087
Finish Line, Inc. — Class A	2,360	49,348
Jos A Bank Clothiers, Inc.*	1,156	49,084
Total Apparel Retail		2,062,190

Internet Retail - 12.9%
Amazon.com, Inc.*	2,443	557,858
Priceline.com, Inc.*	425	282,421
Expedia, Inc.	3,197	153,680
TripAdvisor, Inc.*	3,177	141,980
Groupon, Inc. — Class A*	9,755	103,696
Netflix, Inc.*	1,112	76,139
Total Internet Retail		1,315,774

Hypermarkets & Super Centers - 12.2%
Wal-Mart Stores, Inc.	12,139	846,332
Costco Wholesale Corp.	3,534	335,730
Cia Brasileira de Distribuicao
Grupo Pao de Acucar ADR	1,880	75,181
Total Hypermarkets & Super Centers		1,257,243

Specialty Stores - 11.4%
PetSmart, Inc.	2,237	152,520
Staples, Inc.	10,357	135,159
Ulta Salon Cosmetics & Fragrance, Inc.	1,330	124,195
Dick’s Sporting Goods, Inc.	2,556	122,688
Tractor Supply Co.	1,451	120,520
Sally Beauty Holdings, Inc.*	4,479	115,289
Tiffany & Co.	2,125	112,519
GNC Holdings, Inc. — Class A	2,870	112,504
Signet Jewelers Ltd.	2,106	92,685
Cabela’s, Inc.*	2,193	82,917
Total Specialty Stores		1,170,996

General Merchandise Stores - 9.6%
Target Corp.	5,471	318,357
Dollar General Corp.*	4,392	238,881
Dollar Tree, Inc.*	3,624	194,971
Family Dollar Stores, Inc.	2,310	153,569
Big Lots, Inc.*	1,930	78,725
Total General Merchandise Stores		984,503

Department Stores - 8.4%
Macy’s, Inc.	5,224	179,444
Kohl’s Corp.	3,610	164,219
Nordstrom, Inc.	3,136	155,828
Sears Holdings Corp.*	1,857	110,863
Dillard’s, Inc. — Class A	1,487	94,692
JC Penney Company, Inc.	3,869	90,186
Saks, Inc.*	5,986	63,751
Total Department Stores		858,983

Home Improvement Retail - 7.5%
Home Depot, Inc.	8,989	476,327
Lowe’s Companies, Inc.	10,329	293,757
Total Home Improvement Retail		770,084

Automotive Retail - 7.0%
AutoZone, Inc.*	519	190,562
O’Reilly Automotive, Inc.*	1,922	161,006
AutoNation, Inc.*	3,124	110,215
CarMax, Inc.*	4,116	106,769
Advance Auto Parts, Inc.	1,465	99,942
Group 1 Automotive, Inc.	1,040	47,434
Total Automotive Retail		715,928

Drug Retail - 6.4%
CVS Caremark Corp.	8,721	407,532
Walgreen Co.	8,205	242,704
Total Drug Retail		650,236

Homefurnishing Retail - 4.6%
Bed Bath & Beyond, Inc.*	3,078	190,220
Williams-Sonoma, Inc.	2,629	91,936
Aaron’s, Inc.	2,767	78,334
Pier 1 Imports, Inc.	3,987	65,506
Select Comfort Corp.*	2,130	44,560
Total Homefurnishing Retail		470,556

Distributors - 2.6%
Genuine Parts Co.	2,531	152,492
LKQ Corp.*	3,454	115,364
Total Distributors		267,856

Computer & Electronics Retail - 2.6%
Best Buy Company, Inc.	5,885	123,350
Rent-A-Center, Inc. — Class A	2,093	70,618
GameStop Corp. — Class A	3,845	70,594
Total Computer & Electronics Retail		264,562

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012

Retailing Fund

	Shares	Value

Catalog Retail - 2.3%
Liberty Interactive Corp. — Class A*	8,781	$156,213
HSN, Inc.	1,990	80,297
Total Catalog Retail		236,510
Total Common Stocks
(Cost $6,757,563)		11,025,421

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 1.1%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$115,582	$115,582
Total Repurchase Agreement
(Cost $115,582)		115,582
Total Investments - 108.9%
(Cost $6,873,145)		$11,141,003
Other Assets & Liabilities, net - (8.9)%		(912,720)
Total Net Assets - 100.0%		$10,228,283

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

Retailing Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $6,757,563)	$11,025,421
Repurchase agreements, at value
(cost $115,582)	115,582
Total investments
(cost $6,873,145)	11,141,003
Receivables:
Fund shares sold	244,798
Dividends	7,770
Total assets	11,393,571
Liabilities:
Payable for:
Fund shares redeemed	1,137,366
Management fees	7,529
Transfer agent and administrative fees	2,214
Investor service fees	2,214
Portfolio accounting fees	886
Miscellaneous	15,079
Total liabilities	1,165,288
Net assets	$10,228,283
Net assets consist of:
Paid in capital	$8,221,587
Accumulated net investment loss	(27,163)
Accumulated net realized loss on investments	(2,233,999)
Net unrealized appreciation on investments	4,267,858
Net assets	$10,228,283
Capital shares outstanding	637,339
Net asset value per share	$16.05

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$76,709
Interest	23
Total investment income	76,732

Expenses:
Management fees	52,306
Transfer agent and administrative fees	15,384
Investor service fees	15,384
Portfolio accounting fees	6,154
Professional fees	5,615
Custodian fees	1,468
Trustees’ fees*	427
Miscellaneous	7,157
Total expenses	103,895
Net investment loss	(27,163)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(8,067)
Net realized loss	(8,067)
Net change in unrealized appreciation (depreciation) on:
Investments	1,061,254
Net change in unrealized appreciation (depreciation)	1,061,254
Net realized and unrealized gain	1,053,187
Net increase in net assets resulting from operations	$1,026,024

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Retailing Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(27,163)	$(16,831)
Net realized loss on investments	(8,067)	(21,705)
Net change in unrealized appreciation (depreciation) on investments	1,061,254	20,796
Net increase (decrease) in net assets resulting from operations	1,026,024	(17,740)

Capital share transactions:
Proceeds from sale of shares	71,638,724	68,024,037
Cost of shares redeemed	(75,570,291)	(64,349,394)
Net increase (decrease) from capital share transactions	(3,931,567)	3,674,643
Net increase (decrease) in net assets	(2,905,543)	3,656,903

Net assets:
Beginning of period	13,133,826	9,476,923
End of period	$10,228,283	$13,133,826
Accumulated net investment loss at end of period	$(27,163)	$—

Capital share activity:
Shares sold	4,453,338	4,836,611
Shares redeemed	(4,733,553)	(4,616,407)
Net increase (decrease) in shares	(280,214)	220,204

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

Retailing Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$14.31	$13.59	$10.86	$7.53	$11.27	$29.78
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.03)	(.03)	(.02)	(.02)	(.24)
Net gain (loss) on investments (realized and unrealized)	1.77	.75	2.76	3.35	(3.70)	(2.95)
Total from investment operations	1.74	.72	2.73	3.33	(3.72)	(3.19)
Less distributions from:
Net realized gains	—	—	—	—	(.02)	(15.32)
Total distributions	—	—	—	—	(.02)	(15.32)
Net asset value, end of period	$16.05	$14.31	$13.59	$10.86	$7.53	$11.27

Total Return[c]	12.16%	5.30%	25.14%	44.22%	(32.95%)	(12.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,228	$13,134	$9,477	$15,488	$13,621	$4,651
Ratios to average net assets:
Net investment loss	(0.44%)	(0.20%)	(0.24%)	(0.19%)	(0.17%)	(0.81%)
Total expenses	1.69%	1.69%	1.65%	1.65%	1.62%	1.60%
Portfolio turnover rate	511%	621%	616%	470%	460%	182%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

Technology Fund

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	6.5%
Microsoft Corp.	4.5%
International Business Machines Corp.	4.2%
Google, Inc. — Class A	3.7%
Oracle Corp.	3.5%
Intel Corp.	3.2%
Visa, Inc. — Class A	2.7%
QUALCOMM, Inc.	2.5%
Cisco Systems, Inc.	2.5%
eBay, Inc.	2.2%
Top Ten Total	35.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

Technology Fund

	Shares	Value

COMMON STOCKS† - 108.5%

Semiconductors - 17.6%
Intel Corp.	13,680	$364,573
Texas Instruments, Inc.	5,943	170,506
Broadcom Corp. — Class A*	3,818	129,048
Taiwan Semiconductor Manufacturing
Company Ltd. ADR*	9,049	126,324
ARM Holdings plc ADR	4,553	108,316
Analog Devices, Inc.	2,767	104,233
Altera Corp.	2,916	98,677
Xilinx, Inc.	2,764	92,787
Avago Technologies Ltd.	2,564	92,048
NVIDIA Corp.*	6,655	91,972
Maxim Integrated Products, Inc.	3,249	83,304
Linear Technology Corp.	2,655	83,181
Microchip Technology, Inc.	2,330	77,076
Skyworks Solutions, Inc.*	2,612	71,490
Marvell Technology Group Ltd.	6,171	69,609
Micron Technology, Inc.*	10,916	68,880
Advanced Micro Devices, Inc.*	9,436	54,068
LSI Corp.*	8,140	51,852
Atmel Corp.*	6,714	44,984
Total Semiconductors		1,982,928

Systems Software - 14.0%
Microsoft Corp.	16,457	503,421
Oracle Corp.	13,064	388,001
VMware, Inc. — Class A*	2,008	182,808
CA, Inc.	4,303	116,568
Red Hat, Inc.*	1,978	111,717
Symantec Corp.*	6,420	93,796
Check Point Software Technologies Ltd.*	1,854	91,940
BMC Software, Inc.*	2,106	89,884
Total Systems Software		1,578,135

Computer Hardware - 13.5%
Apple, Inc.*	1,255	732,920
International Business Machines Corp.	2,427	474,673
Hewlett-Packard Co.	9,266	186,339
Dell, Inc.*	10,337	129,419
Total Computer Hardware		1,523,351

Internet Software & Services - 13.2%
Google, Inc. — Class A*	722	418,810
eBay, Inc.*	5,967	250,674
Baidu, Inc. ADR*	1,607	184,773
Yahoo!, Inc.*	8,921	141,219
LinkedIn Corp. — Class A*	1,033	109,777
Equinix, Inc.*	578	101,526
VeriSign, Inc.*	2,077	90,495
Akamai Technologies, Inc.*	2,232	70,866
Rackspace Hosting, Inc.*	1,544	67,843
SINA Corp.*	969	50,204
Total Internet Software & Services		1,486,187

Data Processing & Outsourced Services - 11.8%
Visa, Inc. — Class A	2,447	302,522
Mastercard, Inc. — Class A	562	241,721
Automatic Data Processing, Inc.	3,045	169,485
Paychex, Inc.	3,431	107,768
Fiserv, Inc.*	1,439	103,925
Fidelity National Information
Services, Inc.	3,011	102,615
Western Union Co.	6,020	101,377
Alliance Data Systems Corp.*	643	86,805
Computer Sciences Corp.	2,304	57,185
VeriFone Systems, Inc.*	1,490	49,304
Total Data Processing & Outsourced Services		1,322,707

Communications Equipment - 9.0%
QUALCOMM, Inc.	5,117	284,915
Cisco Systems, Inc.	16,393	281,468
Motorola Solutions, Inc.	2,558	123,065
Juniper Networks, Inc.*	5,085	82,936
F5 Networks, Inc.*	792	78,852
Harris Corp.	1,632	68,299
Nokia Oyj ADR	24,688	51,104
Research In Motion Ltd.*	6,192	45,759
Total Communications Equipment		1,016,398

Application Software - 8.9%
Intuit, Inc.	2,254	133,775
Citrix Systems, Inc.*	1,584	132,961
Salesforce.com, Inc.*	961	132,868
Adobe Systems, Inc.*	3,936	127,408
SAP AG ADR	1,787	106,076
Autodesk, Inc.*	2,387	83,521
Nuance Communications, Inc.*	3,480	82,894
TIBCO Software, Inc.*	2,375	71,060
FactSet Research Systems, Inc.	680	63,199
Informatica Corp.*	1,470	62,269
Total Application Software		996,031

IT Consulting & Other Services - 5.2%
Accenture plc — Class A	3,407	204,726
Infosys Ltd. ADR	3,210	144,643
Cognizant Technology
Solutions Corp. — Class A*	2,034	122,040
Teradata Corp.*	1,622	116,800
Total IT Consulting & Other Services		588,209

Computer Storage & Peripherals - 5.1%
EMC Corp.*	8,572	219,699
Seagate Technology plc	4,170	103,124
NetApp, Inc.*	2,886	91,833
SanDisk Corp.*	2,239	81,679
Western Digital Corp.*	2,489	75,865
Total Computer Storage & Peripherals		572,200

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
Technology Fund

	Shares	Value

Semiconductor Equipment - 3.6%
ASML Holding N.V. ADR	2,585	$132,920
Applied Materials, Inc.	10,293	117,958
KLA-Tencor Corp.	1,808	89,044
Lam Research Corp.*	1,675	63,215
Total Semiconductor Equipment		403,137

Electronic Components - 2.1%
Corning, Inc.	10,568	136,644
Amphenol Corp. — Class A	1,729	94,957
Total Electronic Components		231,601

Home Entertainment Software - 1.5%
Activision Blizzard, Inc.	9,614	115,272
Electronic Arts, Inc.*	4,461	55,093
Total Home Entertainment Software		170,365

Electronic Manufacturing Services - 1.5%
TE Connectivity Ltd.	3,470	110,728
Jabil Circuit, Inc.	2,860	58,144
Total Electronic Manufacturing Services		168,872

Office Electronics - 0.9%
Xerox Corp.	12,915	101,641

Technology Distributors - 0.6%
Avnet, Inc.*	2,016	62,214
Total Common Stocks
(Cost $7,684,384)		12,203,976

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.8%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$90,532	$90,532
Total Repurchase Agreement
(Cost $90,532)		90,532
Total Investments - 109.3%
(Cost $7,774,916)		$12,294,508
Other Assets & Liabilities, net - (9.3)%		(1,047,936)
Total Net Assets - 100.0%		$11,246,572

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 79

Technology Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $7,684,384)	$12,203,976
Repurchase agreements, at value
(cost $90,532)	90,532
Total investments
(cost $7,774,916)	12,294,508
Cash	352
Receivables:
Fund shares sold	14,389
Dividends	4,148
Total assets	12,313,397
Liabilities:
Payable for:
Fund shares redeemed	1,031,832
Management fees	7,712
Transfer agent and administrative fees	2,268
Investor service fees	2,268
Portfolio accounting fees	907
Miscellaneous	21,838
Total liabilities	1,066,825
Net assets	$11,246,572
Net assets consist of:
Paid in capital	$8,944,239
Accumulated net investment loss	(31,383)
Accumulated net realized loss on investments	(2,185,876)
Net unrealized appreciation on investments	4,519,592
Net assets	$11,246,572
Capital shares outstanding	987,176
Net asset value per share	$11.39

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $1,070)	$67,158
Interest	24
Total investment income	67,182

Expenses:
Management fees	49,620
Transfer agent and administrative fees	14,594
Investor service fees	14,594
Portfolio accounting fees	5,838
Professional fees	8,911
Custodian fees	1,400
Trustees’ fees*	539
Miscellaneous	3,070
Total expenses	98,566
Net investment loss	(31,384)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(94,677)
Net realized loss	(94,677)
Net change in unrealized appreciation (depreciation) on:
Investments	663,477
Net change in unrealized appreciation (depreciation)	663,477
Net realized and unrealized gain	568,800
Net increase in net assets resulting from operations	$537,416

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

80 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Technology Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(31,384)	$(113,465)
Net realized gain (loss) on investments	(94,677)	2,878,361
Net change in unrealized appreciation (depreciation) on investments	663,477	(3,593,757)
Net increase (decrease) in net assets resulting from operations	537,416	(828,861)

Distributions to shareholders from:
Net investment gains	—	(598,420)
Total distributions to shareholders	—	(598,420)

Capital share transactions:
Proceeds from sale of shares	20,072,999	63,506,888
Distributions reinvested	—	598,420
Cost of shares redeemed	(19,217,667)	(74,292,022)
Net increase (decrease) from capital share transactions	855,332	(10,186,714)
Net increase (decrease) in net assets	1,392,748	(11,613,995)

Net assets:
Beginning of period	9,853,824	21,467,819
End of period	$11,246,572	$9,853,824
Accumulated (Undistributed) net investment income/(loss) at end of period	$(31,383)	$1

Capital share activity:
Shares sold	1,705,367	5,214,557
Shares issued from reinvestment of distributions	—	53,098
Shares redeemed	(1,644,123)	(6,087,893)
Net increase (decrease) in shares	61,244	(820,238)

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 81

Technology Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$10.64	$12.29	$10.97	$7.05	$16.27	$14.74
Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.09)	(.08)	(.06)	(.08)	(.15)
Net gain (loss) on investments (realized and unrealized)	.78	(1.01)	1.40	3.98	(7.39)	1.68
Total from investment operations	.75	(1.10)	1.32	3.92	(7.47)	1.53
Less distributions from:
Net investment gains	—	(.55)	—	—	(1.75)	—
Total distributions	—	(.55)	—	—	(1.75)	—
Net asset value, end of period	$11.39	$10.64	$12.29	$10.97	$7.05	$16.27

Total Return[c]	7.05%	(9.20%)	12.03%	55.60%	(45.41%)	10.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,247	$9,854	$21,468	$39,967	$7,238	$33,123
Ratios to average net assets:
Net investment loss	(0.54%)	(0.77%)	(0.74%)	(0.68%)	(0.63%)	(0.91%)
Total expenses	1.69%	1.71%	1.65%	1.65%	1.60%	1.56%
Portfolio turnover rate	126%	363%	357%	252%	277%	584%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

82 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

Telecommunications Fund

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	10.4%
Vodafone Group plc ADR	8.1%
Verizon Communications, Inc.	8.0%
QUALCOMM, Inc.	6.0%
Cisco Systems, Inc.	5.9%
CenturyLink, Inc.	3.3%
Crown Castle International Corp.	2.9%
Motorola Solutions, Inc.	2.6%
America Movil SAB de CV ADR	2.1%
SBA Communications Corp. — Class A	1.8%
Top Ten Total	51.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the Rydex FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Telecommunications Fund

	Shares	Value

COMMON STOCKS† - 88.5%

Communications Equipment - 32.5%
QUALCOMM, Inc.	4,140	$230,516
Cisco Systems, Inc.	13,270	227,846
Motorola Solutions, Inc.	2,073	99,732
Juniper Networks, Inc.*	4,117	67,148
F5 Networks, Inc.*	643	64,017
Harris Corp.	1,325	55,451
Telefonaktiebolaget LM
Ericsson — Class B ADR	4,449	40,619
Research In Motion Ltd.*	5,012	37,039
Brocade Communications Systems, Inc.*	7,474	36,847
JDS Uniphase Corp.*	3,345	36,795
ADTRAN, Inc.	1,185	35,775
Ciena Corp.*	2,044	33,460
Riverbed Technology, Inc.*	1,989	32,122
ViaSat, Inc.*	789	29,801
Plantronics, Inc.	873	29,158
NETGEAR, Inc.*	818	28,229
InterDigital, Inc.	930	27,444
Finisar Corp.*	1,815	27,152
Polycom, Inc.*	2,536	26,679
Aruba Networks, Inc.*	1,759	26,473
Nokia Oyj ADR	12,282	25,424
Acme Packet, Inc.*	1,271	23,704
Emulex Corp.*	2,363	17,014
Total Communications Equipment		1,258,445

Integrated Telecommunication Services - 29.5%
AT&T, Inc.	11,250	401,174
Verizon Communications, Inc.	6,972	309,836
CenturyLink, Inc.	3,279	129,488
Windstream Corp.	5,762	55,661
Chunghwa Telecom Company Ltd. ADR	1,298	40,796
BCE, Inc.	983	40,500
Telefonica S.A. ADR	2,713	35,547
Telefonica Brasil S.A. ADR	1,413	34,958
KT Corp. ADR	2,630	34,663
France Telecom S.A. ADR	2,318	30,389
China Unicom Hong Kong Ltd. ADR	2,340	29,367
Total Integrated Telecommunication Services		1,142,379

Wireless Telecommunication Services - 23.8%
Vodafone Group plc ADR	11,098	312,741
Crown Castle International Corp.*	1,915	112,334
America Movil SAB de CV ADR	3,191	83,157
SBA Communications Corp. — Class A*	1,253	71,484
China Mobile Ltd. ADR	971	53,085
Mobile Telesystems OJSC ADR	2,768	47,610
Telephone & Data Systems, Inc.	1,767	37,619
Tim Participacoes S.A. ADR	1,295	35,561
SK Telecom Company Ltd. ADR	2,769	33,505
Rogers Communications, Inc. — Class B	914	33,096
MetroPCS Communications, Inc.*	4,989	30,183
VimpelCom Ltd. ADR	3,616	29,326
NII Holdings, Inc.*	2,603	26,629
Leap Wireless International, Inc.*	2,343	15,065
Total Wireless Telecommunication Services		921,395

Alternative Carriers - 2.7%
tw telecom, Inc. — Class A*	2,131	54,681
Level 3 Communications, Inc.*	2,244	49,705
Total Alternative Carriers		104,386
Total Common Stocks
(Cost $2,576,888)		3,426,605

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.2%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$9,077	9,077
Total Repurchase Agreement
(Cost $9,077)		9,077
Total Investments - 88.7%
(Cost $2,585,965)		$3,435,682
Other Assets & Liabilities, net - 11.3%		435,764
Total Net Assets - 100.0%		$3,871,446

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

84 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Telecommunications Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $2,576,888)	$3,426,605
Repurchase agreements, at value
(cost $9,077)	9,077
Total investments
(cost $2,585,965)	3,435,682
Cash Receivables:	1,087
Fund shares sold	429,217
Dividends	16,049
Foreign taxes reclaim	409
Total assets	3,882,444
Liabilities:
Payable for:
Management fees	2,310
Transfer agent and administrative fees	680
Investor service fees	680
Portfolio accounting fees	272
Fund shares redeemed	66
Miscellaneous	6,990
Total liabilities	10,998
Net assets	$3,871,446
Net assets consist of:
Paid in capital	$6,108,535
Undistributed net investment income	93,313
Accumulated net realized loss on investments	(3,180,119)
Net unrealized appreciation on investments	849,717
Net assets	$3,871,446
Capital shares outstanding	436,013
Net asset value per share	$8.88

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $2,709)	$64,524
Interest	6
Total investment income	64,530

Expenses:
Management fees	17,232
Transfer agent and administrative fees	5,068
Investor service fees	5,068
Portfolio accounting fees	2,027
Professional fees	2,646
Custodian fees	502
Trustees’ fees*	172
Miscellaneous	1,533
Total expenses	34,248
Net investment income	30,282

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(350,360)
Net realized loss	(350,360)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,822)
Net change in unrealized appreciation (depreciation)	(15,822)
Net realized and unrealized loss	(366,182)
Net decrease in net assets resulting from operations	$(335,900)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 85

Telecommunications Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$30,282	$63,032
Net realized gain (loss) on investments	(350,360)	380,774
Net change in unrealized appreciation (depreciation) on investments	(15,822)	(972,799)
Net decrease in net assets resulting from operations	(335,900)	(528,993)

Distributions to shareholders from:
Net investment income	—	(44,331)
Net realized gains	—	(125,844)
Total distributions to shareholders	—	(170,175)

Capital share transactions:
Proceeds from sale of shares	21,939,612	56,225,186
Distributions reinvested	—	170,175
Cost of shares redeemed	(22,099,295)	(59,405,962)
Net decrease from capital share transactions	(159,683)	(3,010,601)
Net decrease in net assets	(495,583)	(3,709,769)

Net assets:
Beginning of period	4,367,029	8,076,798
End of period	$3,871,446	$4,367,029
Undistributed net investment income at end of period	$93,313	$63,031

Capital share activity:
Shares sold	2,347,444	5,369,428
Shares issued from reinvestment of distributions	—	18,477
Shares redeemed	(2,396,876)	(5,633,871)
Net decrease in shares	(49,432)	(245,966)

86 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Telecommunications Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$9.00	$11.04	$9.80	$7.94	$23.89	$21.91
Income (loss) from investment operations:
Net investment income[b]	.07	.16	.06	.18	.24	.05
Net gain (loss) on investments (realized and unrealized)	(.19)	(1.74)	1.35	2.08	(11.49)	1.97
Total from investment operations	(.12)	(1.58)	1.41	2.26	(11.25)	2.02
Less distributions from:
Net investment income	—	(.12)	(.17)	(.40)	(.05)	(.04)
Net realized gains	—	(.34)	—	—	(4.65)	—
Total distributions	—	(.46)	(.17)	(.40)	(4.70)	(.04)
Net asset value, end of period	$8.88	$9.00	$11.04	$9.80	$7.94	$23.89

Total Return[c]	(1.33%)	(14.40%)	14.51%	28.68%	(45.34%)	9.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,871	$4,367	$8,077	$5,748	$8,754	$31,781
Ratios to average net assets:
Net investment income	1.49%	1.49%	0.66%	2.03%	1.34%	0.20%
Total expenses	1.69%	1.71%	1.67%	1.66%	1.61%	1.58%
Portfolio turnover rate	531%	1,100%	1,276%	694%	341%	295%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 87

FUND PROFILE (Unaudited)	June 30 , 2012

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings
(% of Total Net Assets)
United Parcel Service, Inc. — Class B	6.8%
Union Pacific Corp.	6.1%
Ford Motor Co.	4.2%
FedEx Corp.	4.2%
Norfolk Southern Corp.	4.0%
General Motors Co.	3.9%
CSX Corp.	3.9%
Johnson Controls, Inc.	3.1%
Delta Air Lines, Inc.	2.6%
Harley-Davidson, Inc.	2.5%
Top Ten Total	41.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

88 | the Rydex FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Transportation Fund

	Shares	Value

COMMON STOCKS† - 94.9%

Railroads - 21.1%
Union Pacific Corp.	2,665	$317,960
Norfolk Southern Corp.	2,880	206,698
CSX Corp.	8,946	200,033
Canadian National Railway Co.	1,352	114,082
Kansas City Southern	1,602	111,435
Canadian Pacific Railway Ltd.	1,164	85,275
Genesee & Wyoming, Inc. — Class A*	1,099	58,071
Total Railroads		1,093,554

Auto Parts & Equipment - 15.6%
Johnson Controls, Inc.	5,890	163,212
BorgWarner, Inc.*	1,480	97,073
Autoliv, Inc.	1,490	81,443
TRW Automotive Holdings Corp.*	2,120	77,931
Magna International, Inc.	1,900	74,974
Lear Corp.	1,890	71,310
Gentex Corp.	3,080	64,280
Dana Holding Corp.	3,910	50,087
Visteon Corp.*	1,249	46,838
Tenneco, Inc.*	1,630	43,717
American Axle & Manufacturing Holdings, Inc.*	3,290	34,512
Total Auto Parts & Equipment		805,377

Air Freight & Logistics - 15.4%
United Parcel Service, Inc. — Class B	4,448	350,324
FedEx Corp.	2,352	215,467
CH Robinson Worldwide, Inc.	2,054	120,221
Expeditors International of Washington, Inc.	2,800	108,500
Total Air Freight & Logistics		794,512

Automobile Manufacturers - 14.6%
Ford Motor Co.	22,500	215,774
General Motors Co.*	10,160	200,355
Toyota Motor Corp. ADR	1,020	82,090
Tata Motors Ltd. ADR	3,460	75,982
Tesla Motors, Inc.*	2,240	70,090
Honda Motor Company Ltd. ADR	1,900	65,854
Thor Industries, Inc.	1,640	44,952
Total Automobile Manufacturers		755,097

Airlines - 12.1%
Delta Air Lines, Inc.*	12,122	132,736
United Continental Holdings, Inc.*	5,117	124,497
Southwest Airlines Co.	12,352	113,885
Copa Holdings S.A. — Class A	976	80,500
US Airways Group, Inc.*	5,843	77,887
JetBlue Airways Corp.*	9,510	50,403
Alaska Air Group, Inc.*	1,292	46,383
Total Airlines		626,291

Trucking - 10.2%
J.B. Hunt Transport Services, Inc.	1,910	113,835
Hertz Global Holdings, Inc.*	6,772	86,682
Dollar Thrifty Automotive Group, Inc.*	760	61,530
Old Dominion Freight Line, Inc.*	1,418	61,385
Landstar System, Inc.	1,166	60,306
Con-way, Inc.	1,654	59,726
Ryder System, Inc.	1,246	44,868
Swift Transportation Co. — Class A*	4,310	40,730
Total Trucking		529,062

Motorcycle Manufacturers - 2.5%
Harley-Davidson, Inc.	2,790	127,587

Tires & Rubber - 1.3%
Goodyear Tire & Rubber Co.*	5,820	68,734

Marine - 1.1%
Kirby Corp.*	1,165	54,848

Diversified Commercial & Professional Services - 1.0%
Avis Budget Group, Inc.*	3,507	53,306
Total Common Stocks
(Cost $3,224,533)		4,908,368

	Face
	amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$34,134	34,134
Total Repurchase Agreement
(Cost $34,134)		34,134
Total Investments - 95.6%
(Cost $3,258,667)		$4,942,502
Other Assets & Liabilities, net - 4.4%		229,008
Total Net Assets - 100.0%		$5,171,510

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 89

Transportation Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $3,224,533)	$4,908,368
Repurchase agreements, at value
(cost $34,134)	34,134
Total investments
(cost $3,258,667)	4,942,502
Cash	386
Receivables:
Fund shares sold	241,239
Dividends	4,357
Total assets	5,188,484
Liabilities:
Payable for:
Management fees	3,222
Transfer agent and administrative fees	948
Investor service fees	948
Fund shares redeemed	386
Portfolio accounting fees	379
Miscellaneous	11,091
Total liabilities	16,974
Net assets	$5,171,510
Net assets consist of:
Paid in capital	$14,182,080
Accumulated net investment loss	(12,735)
Accumulated net realized loss on investments	(10,681,670)
Net unrealized appreciation on investments	1,683,835
Net assets	$5,171,510
Capital shares outstanding	353,636
Net asset value per share	$14.62

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $589)	$39,062
Interest	12
Total investment income	39,074

Expenses:
Management fees	26,074
Transfer agent and administrative fees	7,669
Investor service fees	7,669
Portfolio accounting fees	3,068
Professional fees	4,541
Custodian fees	741
Trustees’ fees*	293
Miscellaneous	1,754
Total expenses	51,809
Net investment loss	(12,735)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	202,320
Net realized gain	202,320
Net change in unrealized appreciation(depreciation) on:
Investments	(32,077)
Net change in unrealized appreciation (depreciation)	(32,077)
Net realized and unrealized gain	170,243
Net increase in net assets resulting from operations	$157,508

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

90 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Transportation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(12,735)	$(47,524)
Net realized gain on investments	202,320	1,199,506
Net change in unrealized appreciation (depreciation) on investments	(32,077)	(2,044,769)
Net increase (decrease) in net assets resulting from operations	157,508	(892,787)

Capital share transactions:
Proceeds from sale of shares	16,967,526	58,229,131
Cost of shares redeemed	(17,523,718)	(64,856,518)
Net decrease from capital share transactions	(556,192)	(6,627,387)
Net decrease in net assets	(398,684)	(7,520,174)

Net assets:
Beginning of period	5,570,194	13,090,368
End of period	$5,171,510	$5,570,194
Accumulated net investment loss at end of period	$(12,735)	$—

Capital share activity:
Shares sold	1,113,925	3,793,794
Shares redeemed	(1,158,297)	(4,227,318)
Net decrease in shares	(44,372)	(433,524)

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 91

Transportation Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$14.00	$15.74	$12.68	$10.91	$14.85	$35.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.10)	(.04)	(.03)	.04	(.04)
Net gain (loss) on investments (realized and unrealized)	.65	(1.64)	3.10	1.92	(3.80)	(2.24)
Total from investment operations	.62	(1.74)	3.06	1.89	(3.76)	(2.28)
Less distributions from:
Net investment income	—	—	—	(.12)	—	—
Net realized gains	—	—	—	—	(.18)	(17.92)
Total distributions	—	—	—	(.12)	(.18)	(17.92)
Net asset value, end of period	$14.62	$14.00	$15.74	$12.68	$10.91	$14.85

Total Return[c]	4.50%	(11.12%)	24.13%	17.39%	(25.26%)	(8.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,172	$5,570	$13,090	$8,462	$21,509	$8,513
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.65%)	(0.32%)	(0.29%)	0.27%	(0.12%)
Total expenses	1.69%	1.71%	1.65%	1.67%	1.62%	1.60%
Portfolio turnover rate	264%	711%	693%	857%	544%	284%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

92 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings
(% of Total Net Assets)
Southern Co.	3.5%
Duke Energy Corp.	3.2%
NextEra Energy, Inc.	3.1%
Dominion Resources, Inc.	3.1%
Exelon Corp.	3.0%
Northeast Utilities	2.7%
FirstEnergy Corp.	2.6%
Progress Energy, Inc.	2.4%
Sempra Energy	2.4%
American Electric Power Company, Inc.	2.4%
Top Ten Total	28.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the Rydex FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
Utilities Fund

	Shares	Value

COMMON STOCKS† - 96.3%

Electric Utilities - 46.8%
Southern Co.	16,255	$752,606
Duke Energy Corp.	29,334	676,441
NextEra Energy, Inc.	9,793	673,855
Exelon Corp.	17,225	648,005
Northeast Utilities	15,144	587,739
FirstEnergy Corp.	11,270	554,371
Progress Energy, Inc.	8,674	521,915
American Electric Power Company, Inc.	12,951	516,745
Edison International	10,182	470,408
PPL Corp.	16,805	467,347
Xcel Energy, Inc.	15,741	447,202
Entergy Corp.	5,948	403,810
Pinnacle West Capital Corp.	5,586	289,020
OGE Energy Corp.	5,109	264,595
N.V. Energy, Inc.	14,444	253,926
Cia Energetica de Minas Gerais ADR	13,768	253,607
Pepco Holdings, Inc.	12,731	249,146
Westar Energy, Inc.	7,855	235,257
ITC Holdings Corp.	3,044	209,762
Great Plains Energy, Inc.	9,782	209,433
Hawaiian Electric Industries, Inc.	7,155	204,061
Cleco Corp.	4,670	195,346
IDACORP, Inc.	4,147	174,506
Portland General Electric Co.	6,439	171,664
UIL Holdings Corp.	4,498	161,298
PNM Resources, Inc.	7,697	150,399
UNS Energy Corp.	3,836	147,341
El Paso Electric Co.	4,194	139,073
Total Electric Utilities		10,028,878

Multi-Utilities-31.6%
Dominion Resources, Inc.	12,297	664,038
Sempra Energy	7,509	517,220
Consolidated Edison, Inc.	8,271	514,373
PG&E Corp.	11,328	512,819
Public Service Enterprise Group, Inc.	15,108	491,010
DTE Energy Co.	6,469	383,806
Wisconsin Energy Corp.	9,480	375,124
CenterPoint Energy, Inc.	17,334	358,294
Ameren Corp.	10,295	345,294
NiSource, Inc.	12,828	317,493
SCANA Corp.	6,288	300,818
CMS Energy Corp.	12,626	296,711
Alliant Energy Corp.	5,912	269,410
Integrys Energy Group, Inc.	4,536	257,962
TECO Energy, Inc.	12,856	232,179
MDU Resources Group, Inc.	10,731	231,897
National Grid plc ADR	4,180	221,498
Vectren Corp.	6,251	184,530
Avista Corp.	5,663	151,202
Black Hills Corp.	4,297	138,234
Total Multi-Utilities		6,763,912

Gas Utilities - 10.2%
ONEOK, Inc.	8,222	347,872
AGL Resources, Inc.	6,329	245,249
Questar Corp.	11,230	234,258
National Fuel Gas Co.	4,852	227,947
Atmos Energy Corp.	6,448	226,131
UGI Corp.	7,454	219,371
Piedmont Natural Gas Company, Inc.	5,538	178,268
Southwest Gas Corp.	3,897	170,104
WGL Holdings, Inc.	4,234	168,302
New Jersey Resources Corp.	3,619	157,825
Total Gas Utilities		2,175,327

Independent Power Producers & Energy Traders -4.3%
AES Corp.*	27,921	358,226
Calpine Corp.*	19,427	320,740
NRG Energy, Inc.*	13,557	235,350
Total Independent Power Producers &
Energy Traders		914,316

Water Utilities - 3.4%
American Water Works Company, Inc.	8,415	288,467
Aqua America, Inc.	9,366	233,775
Cia de Saneamento Basico do Estado
de Sao Paulo ADR	2,764	209,677
Total Water Utilities		731,919
Total Common Stocks
(Cost $14,186,658)		20,614,352
Total Investments - 96.3%
(Cost $14,186,658)		$20,614,352
Other Assets & Liabilities, net - 3.7%		784,312
Total Net Assets - 100.0%		$21,398,664

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

94 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Utilities Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $14,186,658)	$20,614,352
Receivables:
Fund shares sold	974,133
Dividends	61,174
Total assets	21,649,659
Liabilities:
Overdraft due to custodian bank	192,057
Payable for:
Management fees	14,770
Fund shares redeemed	6,661
Transfer agent and administrative fees	4,344
Investor service fees	4,344
Portfolio accounting fees	1,738
Miscellaneous	27,081
Total liabilities	250,995
Net assets	$21,398,664
Net assets consist of:
Paid in capital	$19,271,309
Undistributed net investment income	674,144
Accumulated net realized loss on investments	(4,974,483)
Net unrealized appreciation on investments	6,427,694
Net assets	$21,398,664
Capital shares outstanding	1,059,995
Net asset value per share	$20.19

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$388,675
Interest	28
Total investment income	388,703

Expenses:
Management fees	87,805
Transfer agent and administrative fees	25,825
Investor service fees	25,825
Portfolio accounting fees	10,330
Professional fees	13,201
Custodian fees	2,447
Trustees’ fees*	953
Miscellaneous	8,120
Total expenses	174,506
Net investment income	214,197

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	408,176
Net realized gain	408,176
Net change in unrealized appreciation (depreciation) on:
Investments	(286,746)
Net change in unrealized appreciation (depreciation)	(286,746)
Net realized and unrealized gain	121,430
Net increase in net assets resulting from operations	$335,627

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 95

Utilities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$214,197	$459,946
Net realized gain (loss) on investments	408,176	(496,232)
Net change in unrealized appreciation (depreciation) on investments	(286,746)	2,475,063
Net increase in net assets resulting from operations	335,627	2,438,777

Distributions to shareholders from:
Net investment income	—	(439,333)
Total distributions to shareholders	—	(439,333)

Capital share transactions:
Proceeds from sale of shares	34,935,334	104,328,412
Distributions reinvested	—	439,333
Cost of shares redeemed	(45,530,876)	(90,529,587)
Net increase (decrease) from capital share transactions	(10,595,542)	14,238,158
Net increase (decrease) in net assets	(10,259,915)	16,237,602

Net assets:
Beginning of period	31,658,579	15,420,977
End of period	$21,398,664	$31,658,579
Undistributed net investment income at end of period	$674,144	$459,947

Capital share activity:
Shares sold	1,813,562	5,701,293
Shares issued from reinvestment of distributions	—	23,394
Shares redeemed	(2,376,804)	(5,006,339)
Net increase (decrease) in shares	(563,242)	718,348

96 | the Rydex FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Utilities Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$19.50	$17.04	$16.41	$15.41	$22.29	$22.38
Income (loss) from investment operations:
Net investment income[b]	.20	.43	.41	.41	.37	.32
Net gain (loss) on investments (realized and unrealized)	.49	2.33	.72	1.65	(6.97)	2.59
Total from investment operations	.69	2.76	1.13	2.06	(6.60)	2.91
Less distributions from:
Net investment income	—	(.30)	(.50)	(1.06)	(.08)	(.39)
Net realized gains	—	—	—	—	(.20)	(2.61)
Total distributions	—	(.30)	(.50)	(1.06)	(.28)	(3.00)
Net asset value, end of period	$20.19	$19.50	$17.04	$16.41	$15.41	$22.29

Total Return[c]	3.54%	16.29%	6.88%	13.80%	(29.57%)	12.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,399	$13,659	$15,421	$15,814	$34,343	$65,532
Ratios to average net assets:
Net investment income	2.07%	2.36%	2.48%	2.69%	1.90%	1.32%
Total expenses	1.69%	1.69%	1.66%	1.67%	1.61%	1.58%
Portfolio turnover rate	117%	369%	561%	309%	293%	244%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the Rydex FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2012, the Trust consisted of fifty-seven separate funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invests substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

98 | the Rydex FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D.  Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E.  The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

F.  Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period ended June 30, 2012:

Management Fees
Fund	(as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to RDL at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

the Rydex FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain(Loss)
Banking Fund	$6,609,745	$—	$(661,094)	$(661,094)
Basic Materials Fund	11,215,899	3,173,488	(297,490)	2,875,998
Biotechnology Fund	17,431,142	5,633,829	(186,409)	5,447,420
Consumer Products Fund	19,059,457	4,711,420	(18,723)	4,692,697
Electronics Fund	3,848,897	—	(143,372)	(143,372)
Energy Fund	18,498,695	6,272,251	(447,362)	5,824,889
Energy Services Fund	11,297,067	4,538,294	(76,390)	4,461,904
Financial Services Fund	8,131,310	—	(1,097,131)	(1,097,131)
Health Care Fund	14,625,050	2,506,368	(96,333)	2,410,035
Internet Fund	4,170,555	1,748,102	(201,085)	1,547,017
Leisure Fund	9,175,900	2,108,215	(163,180)	1,945,035
Precious Metals Fund	43,451,455	12,083,224	(1,833,563)	10,249,661
Retailing Fund	9,320,146	1,825,966	(5,109)	1,820,857
Technology Fund	10,166,330	2,299,123	(170,945)	2,128,178
Telecommunications Fund	4,140,873	—	(705,191)	(705,191)
Transportation Fund	4,362,657	664,067	(84,222)	579,845
Utilities Fund	17,093,561	3,526,611	(5,820)	3,520,791

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

100 | the Rydex FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Banking Fund	$5,937,439	$11,212	$—	$5,948,651
Basic Materials Fund	14,006,743	85,154	—	14,091,897
Biotechnology Fund	22,878,562	–	—	22,878,562
Consumer Products Fund	23,698,908	53,246	—	23,752,154
Electronics Fund	3,670,912	34,613	—	3,705,525
Energy Fund	24,303,212	20,372	—	24,323,584
Energy Services Fund	15,642,052	116,918	—	15,758,970
Financial Services Fund	6,997,142	37,037	—	7,034,179
Health Care Fund	16,691,354	343,731	—	17,035,085
Internet Fund	5,669,985	47,587	—	5,717,572
Leisure Fund	11,073,875	47,060	—	11,120,935
Precious Metals Fund	53,268,565	432,551	—	53,701,116
Retailing Fund	11,025,421	115,582	—	11,141,003
Technology Fund	12,203,976	90,532	—	12,294,508
Telecommunications Fund	3,426,605	9,077	—	3,435,682
Transportation Fund	4,908,368	34,134	—	4,942,502
Utilities Fund	20,614,352	—	—	20,614,352

For the period ended June 30, 2012, there were no transfers between levels.

The fair values of Level 3 assets were determined using various methodologies in accordance with a pricing policy which defines valuation and pricing conventions for each security type. When available, the Funds measure the fair value based on independent third-party broker or dealer price quotes. These inputs are evaluated for reasonableness through various procedures which included due diligence reviews of the third-parties, price comparisons across pricing vendors, stale price reviews and subsequent sales testing. If the inputs are not available, the Funds primarily employ a market-based method, using purchase multiples observed for comparable third-party transactions, or valuations of comparable entities. If the inputs for a market-based method are not available, the Funds utilize an income-based method, which considers the net present value of anticipated future cash flows of the investment. A discount may be applied due to the nature or duration of any restrictions on the disposition of the investment. The Funds review an approve the market-based and income-based methods on a periodic basis for changes that would impact the unobservable inputs incorporated into the valuation process. The fair value measurements from these methods further validated through price variance analysis, subsequent sales testing and market comparable sales.

the Rydex FUNDS SEMI-ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2012, the Level 3 assets held by Biotechnology Fund and Retailing Fund were determined to have a value of $0, based on the lack of subscription price and trade volume.

LEVEL 3 – Fair value measurement using significant unobservable inputs

Securities
Biotechnology
Assets:
Beginning Balance	$—
Total unrealized gains or looses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—
Ending Balance	$—
Retailing
Assets:
Beginning Balance	$897
Total realized gains or losses included in earnings	(3,223)
Total unrealized gains or losses included in earnings	11,364
Purchases, sales, issuances, and settlements (net)	(9,038)
Transfers in and/or out of Level 3
Ending Balance	$—

The total change in unrealized gains or losses included on the Statement of Operations attributable to Level 3 investments still held at June 30, 2012 was $11,364 for the Retailing Fund.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.08%			3.13%
Due 07/02/12	$12,208,307	$12,208,389	05/15/2021	$10,861,600	$12,452,581

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of

102 | the Rydex FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Securities Transactions

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
Banking Fund	$26,000,633	$22,837,219
Basic Materials Fund	15,301,317	17,224,794
Biotechnology Fund	31,701,312	25,227,156
Consumer Products Fund	58,848,538	59,243,559
Electronics Fund	19,459,039	18,886,651
Energy Fund	22,008,390	25,086,890
Energy Services Fund	23,285,905	26,584,783
Financial Services Fund	15,148,470	14,072,640
Health Care Fund	21,281,443	22,310,526
Internet Fund	8,391,914	8,013,972
Leisure Fund	13,139,881	8,682,339
Precious Metals Fund	45,898,774	41,314,556
Retailing Fund	62,975,065	66,065,697
Technology Fund	16,449,328	14,632,525
Telecommunications Fund	21,093,178	21,637,585
Transportation Fund	15,936,941	16,711,866
Utilities Fund	25,469,844	36,445,166

7. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2012.

The following table illustrates the average daily balance borrowed for the period ended June 30, 2012:

Average Daily
Fund	Balance
Banking Fund	$5,884
Basic Materials Fund	28
Biotechnology Fund	67,250
Consumer Products Fund	8,049
Electronics Fund	176
Energy Fund	14,567
Energy Services Fund	3,124
Financial Services Fund	6,755
Health Care Fund	28,462
Internet Fund	77
Leisure Fund	1,410
Precious Metals Fund	106,538
Retailing Fund	815
Technology Fund	3,240
Telecommunications Fund	4,600
Utilities Fund	10,446

8. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex Variable Trust also has been named as a defendant in one or more of these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

104 | the Rydex FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

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INFORMATION on board of trustees and officers (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	149
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	149
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	149
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	149
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present

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INFORMATION on board of trustees and officers (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	149
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	149
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	149
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present

Roger Somers	Rydex Series Funds – 1993	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and

Nominating Committees from 2005 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum*	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President,
Vice President (1970)	Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

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INFORMATION on board of trustees and officers (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos*	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager,
Vice President and Treasurer (1963)	Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller*	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex
Chief Compliance Officer (1968)	Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

108 | the Rydex FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such infor-mation, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE

ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session manage-ment and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

WWW.RYDEX-SGI.COM

800.820.0888

RVASECF-SEMI-3-0612x1212

GUGGENHEIM INVESTMENTS

VIT

JUNE 30, 2012

GUGGENHEIM FUNDS RYDEX VARIABLE TRUST

SEMI-ANNUAL REPORT

CLS ADVISORONE FUNDS

AMERIGO FUND

CLERMONT FUND

SELECT ALLOCATION FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

Even though they were not at the eye of the sovereign debt storm, many emerging market economies performed poorly in 2011, with those having the strongest links to the eurozone suffering the most. The MSCI Emerging Markets Index* was off by almost 20%, despite pockets of growth. China is facing slowing industrial production, sliding property values and the potential for a hard landing of the economy if housing and banks collapse.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index (“EAFE”) Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index was 0.04% for the six-month period.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

about shareholders’ fund expenses (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning

December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, thesecond table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

about shareholders’ fund expenses (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
Amerigo Fund	1.74%	6.81%	$1,000.00	$1,068.10	$8.95
Clermont Fund	1.74%	5.43%	1,000.00	1,054.30	8.89
Select Allocation Fund	1.74%	6.43%	1,000.00	1,064.30	8.93

Table 2. Based on hypothetical 5% return (before expenses)
Amerigo Fund	1.74%	5.00%	$1,000.00	$1,016.21	$8.72
Clermont Fund	1.74%	5.00%	1,000.00	1,016.21	8.72
Select Allocation Fund	1.74%	5.00%	1,000.00	1,016.21	8.72

1 Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2012

AMERIGO FUND

OBJECTIVE: Seeks to provide long-term growth of capital without regard to current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)

Vanguard Mid-Capital ETF	7.2%
SPDR S&P 500 ETF Trust	7.1%
SPDR S&P MidCap 400 ETF Trust	6.0%
iShares Russell Midcap Index Fund	6.0%
iShares Russell 1000 Growth Index Fund	4.8%
Vanguard Small-Capital ETF	4.7%
Energy Select Sector SPDR Fund	4.5%
Vanguard Extended Market ETF	3.5%
Vanguard Large-Capital ETF	3.3%
iShares Russell 2000 Index Fund	3.3%
Top Ten Total	50.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | The GUGGENHEIM FundS Semi-Annual Report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
AMERIGO FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 99.9%
United States of America - 83.4%
Vanguard Mid-Capital ETF	122,900	$9,487,880
SPDR S&P 500 ETF Trust	69,400	9,457,138
SPDR S&P MidCap 400 ETF Trust	46,500	7,965,450
iShares Russell Midcap Index Fund	75,100	7,912,536
iShares Russell 1000 Growth Index Fund	100,900	6,379,907
Vanguard Small-Capital ETF	81,500	6,197,260
Energy Select Sector SPDR Fund	88,800	5,893,656
Vanguard Extended Market ETF	82,300	4,643,366
Vanguard Large-Capital ETF	71,000	4,409,100
iShares Russell 2000 Index Fund	55,300	4,404,645
Powershares QQQ Trust Series 1	63,700	4,086,992
iShares Russell Midcap Growth
Index Fund	64,000	3,788,160
Vanguard Total Stock Market ETF	52,900	3,687,130
iShares S&P 500 Index Fund	22,100	3,022,175
Health Care Select Sector SPDR Fund	69,600	2,644,800
Technology Select Sector SPDR Fund	91,300	2,624,875
iShares High Dividend Equity Fund	39,400	2,338,390
iShares S&P MidCap 400 Index Fund	20,800	1,957,904
Consumer Staples Select Sector
SPDR Fund	55,300	1,922,781
iShares Nasdaq Biotechnology
Index Fund	14,100	1,832,366
RevenueShares Large Capital ETF	71,000	1,786,360
SPDR Dow Jones Industrial
Average ETF Trust	13,800	1,774,266
SPDR S&P Biotech ETF*	16,700	1,477,449
iShares Dow Jones US
Pharmaceuticals Index Fund	15,300	1,325,133
Vanguard Value ETF	22,500	1,258,650
PowerShares DB Gold Fund*	22,700	1,252,586
PowerShares DB Precious Metals Fund*	22,700	1,234,426
iShares S&P 100 Index Fund	18,100	1,130,707
SPDR S&P Pharmaceuticals ETF	16,700	990,811
Vanguard Dividend Appreciation ETF	17,300	980,737
Barclays ETN+long C Leveraged
ETN Linked to S&P 500*,1	5,600	875,000
iShares Morningstar Large Value
Index Fund	13,900	854,162
Financial Select Sector SPDR Fund	27,800	406,436
United States Commodity Index Fund*	5,600	322,784
Vanguard Mega Capital 300 ETF	2,800	131,012
Total United States of America		110,457,030
Emerging Markets - 6.0%
iShares MSCI Emerging Markets
Index Fund	105,300	4,126,707
Vanguard MSCI Emerging Markets ETF	38,700	1,546,065
SPDR S&P BRIC 40 ETF	47,300	1,022,626
iShares MSCI BRIC Index Fund	19,500	699,465
Vanguard FTSE All-World ex-US ETF	13,900	569,622
Total Emerging Markets		7,964,485
Asian Pacific Region ex Japan - 2.9%
iShares MSCI All Country Asia ex-Japan
Index Fund	41,700	2,193,837
iShares MSCI Pacific ex-Japan Index Fund	38,900	1,585,175
Total Asian Pacific Region ex Japan		3,779,012
Asian Pacific Region - 1.6%
SPDR S&P Emerging Asia Pacific ETF	30,600	2,108,034
Germany - 1.6%
iShares MSCI Germany Index Fund	103,900	2,057,220
Latin American Region - 1.3%
iShares S&P Latin America 40 Index Fund	41,500	1,721,420
China - 1.2%
SPDR S&P China ETF	16,700	1,063,790
iShares S&P Asia 50 Index Fund	13,900	576,016
Total China		1,639,806
Global - 0.9%
iShares S&P Global 100 Index Fund	19,500	1,148,745
iShares S&P Global Energy Sector
Index Fund	2,700	97,929
Total Global		1,246,674
Canada - 0.7%
iShares MSCI Canada Index Fund	36,200	935,408
Sweden - 0.3%
iShares MSCI Sweden Index Fund	16,700	430,025
Total Exchange Traded Funds
(Cost $123,907,891)		132,339,114
SHORT TERM INVESTMENTS†† - 1.4%
First American Treasury
Obligations Fund	1,788,542	1,788,542
Total Short Term Investments
(Cost $1,788,542)		1,788,542
Total Investments - 101.3%
(Cost $125,696,433)		$134,127,656
Other Assets & Liabilities,
net - (1.3)%		(1,724,730)
Total Net Assets - 100.0%		$132,402,926

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated Security — See Note 7.

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS semi-ANNUAL REPORT | 7

AMERIGO FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $124,912,932)	$133,252,656
Investments in affiliated issuers, at value
(cost $783,501)	875,000
Total Investments
(cost $125,696,433)	134,127,656
Receivables:
Dividends	164,772
Securities sold	135,178
Fund shares sold	837
Total assets	134,428,443
Liabilities:
Payable for:
Fund shares redeemed	913,856
Securities purchased	714,766
Management fees	95,492
Transfer agent and administrative fees	26,526
Investor service fees	26,526
Portfolio accounting fees	10,610
Miscellaneous	237,741
Total liabilities	2,025,517
Net assets	$132,402,926
Net assets consist of:
Paid in capital	$152,298,194
Accumulated net investment loss	(589,685)
Accumulated net realized loss on investments	(27,736,806)
Net unrealized appreciation on investments	8,431,223
Net assets	$132,402,926
Capital shares outstanding	3,873,708
Net asset value per share	$34.18

STATEMENT
OF OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$966,685
Total investment income	966,685
Expenses:
Management fees	651,634
Transfer agent and administrative fees	181,009
Investor service fees	181,009
Portfolio accounting fees	72,403
Professional fees	106,865
Custodian fees	17,978
Trustees’ fees*	7,035
Miscellaneous	41,783
Total expenses	1,259,716
Net investment loss	(293,031)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,038,367
Investments in affiliated issuers	4,963
Net realized gain	3,043,330
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	6,972,954
Investments in affiliated issuers	125,804
Net change in unrealized appreciation
(depreciation)	7,098,758
Net realized and unrealized gain	10,142,088
Net increase in net assets resulting
from operations	$9,849,057

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE GUGGENHEIM FUNDS semi - ANNUAL REPORT	See Notes to Financial Statements

AMERIGO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(293,031)	$(145,518)
Net realized gain on investments	3,043,330	16,878,396
Net change in unrealized appreciation (depreciation) on investments	7,098,758	(27,443,255)
Net increase (decrease) in net assets resulting from operations	9,849,057	(10,710,377)

Capital share transactions:
Proceeds from sale of shares	6,548,424	23,889,719
Cost of shares redeemed	(28,204,458)	(68,456,792)
Net decrease from capital share transactions	(21,656,034)	(44,567,073)
Net decrease in net assets	(11,806,977)	(55,277,450)

Net assets:
Beginning of period	144,209,903	199,487,353
End of period	$132,402,926	$144,209,903
Accumulated net investment loss at end of period	$(589,685)	$(296,654)

Capital share activity:
Shares sold	193,752	744,890
Shares redeemed	(825,819)	(2,016,845)
Net decrease in shares	(632,067)	(1,271,955)

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS semi-ANNUAL REPORT | 9

AMERIGO FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$32.01	$34.53	$30.01	$21.64	$39.13	$35.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.03)	(.04)	.03	.12	.12
Net gain (loss) on investments (realized
and unrealized)	2.24	(2.49)	4.59	8.49	(17.01)	4.85
Total from investment operations	2.17	(2.52)	4.55	8.52	(16.89)	4.97
Less distributions from:
Net investment income	—	—	(.03)	(.15)	(.10)	(.14)[e]
Net realized gains	—	—	—	—	(.50)	(1.53)[e]
Total distributions	—	—	(.03)	(.15)	(.60)	(1.67)
Net asset value, end of period	$34.18	$32.01	$34.53	$30.01	$21.64	$39.13

Total Return[c]	6.81%	(7.30%)	15.13%	39.41%	(43.09%)	13.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,403	$144,210	$199,487	$213,072	$204,878	$364,693
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.09%)	(0.13%)	0.12%	0.36%	0.32%
Total expenses[d]	1.74%	1.76%	1.70%	1.71%	1.65%	1.63%
Portfolio turnover rate	9%	48%	77%	102%	103%	88%

a Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b Net investment income (loss) per share was computed using average shares outstanding throughout the period.

c Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

10 | THE GUGGENHEIM FUNDS semi-ANNUAL REPORT	See Notes to Financial Statements

FUND PROFILE (Unaudited)	June 30, 2012

Clermont fund

OBJECTIVE: Seeks a combination of current income and growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)
iShares Barclays Credit Bond Fund	12.6%
SPDR S&P 500 ETF Trust	8.2%
iShares iBoxx $ High Yield Corporate
Bond Fund	7.7%
iShares iBoxx Investment Grade
Corporate Bond Fund	6.2%
SPDR Barclays Capital High Yield
Bond ETF	4.0%
Vanguard Total Stock Market ETF	2.9%
iShares S&P 500 Index Fund	2.8%
SPDR Dow Jones Industrial Average
ETF Trust	2.8%
SPDR S&P MidCap 400 ETF Trust	2.7%
iShares High Dividend Equity Fund	2.5%
Top Ten Total	52.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

The GUGGENHEIM FundS Semi-Annual Report | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
clermont FUND

	Shares	Value

COMMON STOCKS† - 0.5%
Financials - 0.5%
Berkshire Hathaway, Inc. — Class B*	4,100	$341,653
Total Common Stocks
(Cost $320,104)		341,653
EXCHANGE TRADED FUNDS† - 87.2%
United States of America - 79.4%
iShares Barclays Credit Bond Fund	85,000	9,434,150
SPDR S&P 500 ETF Trust	44,900	6,118,523
iShares iBoxx $ High Yield Corporate
Bond Fund	63,100	5,755,982
iShares iBoxx Investment Grade Corporate
Bond Fund	39,200	4,612,272
SPDR Barclays Capital High Yield
Bond ETF	75,500	2,979,230
Vanguard Total Stock Market ETF	31,300	2,181,610
iShares S&P 500 Index Fund	15,400	2,105,950
SPDR Dow Jones Industrial Average
ETF Trust	16,000	2,057,120
SPDR S&P MidCap 400 ETF Trust	11,700	2,004,210
iShares High Dividend Equity Fund	30,900	1,833,915
Vanguard Mid-Capital ETF	23,300	1,798,760
Vanguard Small-Capital ETF	19,500	1,482,780
Vanguard Large-Capital ETF	23,800	1,477,980
Vanguard Extended Market ETF	23,300	1,314,586
iShares Russell Midcap Index Fund	11,100	1,169,496
iShares Morningstar Large Value
Index Fund	14,200	872,597
Vanguard Dividend Appreciation ETF	14,700	833,343
Powershares QQQ Trust Series 1	12,500	802,000
Consumer Staples Select Sector SPDR Fund	22,800	792,756
Energy Select Sector SPDR Fund	11,700	776,529
Health Care Select Sector SPDR Fund	19,400	737,200
iShares Russell 1000 Growth Index Fund	11,400	720,822
Vanguard Value ETF	12,500	699,250
PowerShares DB Gold Fund*	11,100	612,498
PowerShares DB Precious Metals Fund*	11,100	603,618
Vanguard Intermediate-Term Corporate
Bond ETF	6,800	578,476
RevenueShares Large Capital ETF	19,600	493,136
iShares Dow Jones US Pharmaceuticals
Index Fund	5,600	485,016
iShares Russell 2000 Index Fund	5,800	461,970
iShares Barclays Intermediate Credit
Bond Fund	4,100	448,212
iShares S&P MidCap 400 Index Fund	4,100	385,933
iShares S&P 100 Index Fund	5,600	349,832
SPDR S&P Pharmaceuticals ETF	5,500	326,315
Vanguard Total Bond Market ETF	3,800	320,644
United States Commodity Index Fund*	4,200	242,088
SPDR Barclays Capital Intermediate Term
Corporate Bond ETF	5,800	197,954
iShares Dow Jones Select Dividend
Index Fund	2,800	157,332
SPDR S&P Dividend ETF	2,800	155,820

iShares Diversified Alternatives Trust*	2,700	131,139
PIMCO Enhanced Short Maturity
Strategy Fund	1,100	111,199
PowerShares DB Commodity Index
Tracking Fund*	4,200	108,150
Vanguard Short-Term Bond ETF	1,300	105,469
iShares Barclays 1-3 Year Credit Bond Fund	900	94,239
Vanguard Short-Term Corporate Bond ETF	900	71,235
Vanguard Intermediate-Term Bond ETF	800	71,056
iShares Barclays 3-7 Year Treasury Bond Fund	300	36,900
iShares Barclays Aggregate Bond Fund	300	33,390
iShares Barclays 7-10 Year Treasury Bond Fund	300	32,379
SPDR Barclays Capital Short Term Corporate
Bond ETF	900	27,405
Vanguard Long-Term Corporate Bond ETF	300	26,745
iShares S&P 500 Growth Index Fund	300	22,053
iShares S&P 500 Value Index Fund	300	18,684
iShares 10+ Year Credit Bond Fund	300	18,144
SPDR Barclays Capital Aggregate Bond ETF	300	17,592
SPDR Barclays Capital Long Term Credit
Bond ETF	300	12,240
Total United States of America		59,317,924
Emerging Markets - 2.7%
Vanguard MSCI Emerging Markets ETF	17,900	715,105
Vanguard FTSE All-World ex-US ETF	11,200	458,976
iShares MSCI Emerging Markets Index Fund	11,700	458,523
SPDR S&P BRIC 40 ETF	8,900	192,418
Vanguard Total World Stock Index
Fund ETF	4,100	187,411
Total Emerging Markets		2,012,433
Asian Pacific Region ex Japan - 1.6%
iShares MSCI All Country
Asia ex-Japan Index Fund	11,700	615,537
iShares MSCI Pacific ex-Japan
Index Fund	13,900	566,425
Total Asian Pacific Region ex Japan		1,181,962
Asian Pacific Region - 1.4%
SPDR S&P Emerging Asia Pacific ETF	11,700	806,013
Vanguard MSCI Pacific ETF	4,400	220,528
Total Asian Pacific Region		1,026,541
Global - 1.2%
iShares S&P Global 100 Index Fund	15,400	907,214
Germany - 0.6%
iShares MSCI Germany Index Fund	22,600	447,480
Latin American Region - 0.3%
iShares S&P Latin America 40 Index Fund	5,800	240,584
Total Exchange Traded Funds
(Cost $60,217,358)		65,134,138
SHORT TERM INVESTMENTS†† - 0.0%
First American Treasury
Obligations Fund	548	548
Total Short Term Investments
(Cost $548)		548

12 | THE GUGGENHEIM FUNDS semi-ANNUAL REPORT	See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
clermont FUND

	face amount	Value

CORPORATE BONDS†† - 12.1%
Financials - 3.2%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	$725,000	$817,458
Farmers Insurance Exchange
6.00% due 08/01/14[1,2]	500,000	530,466
Goldman Sachs Group, Inc.
5.95% due 01/15/27	482,000	478,614
Morgan Stanley
5.50% due 09/30/17[3]	400,000	380,239
SLM Corp.
5.00% due 04/15/15	200,000	201,838
Total Financials		2,408,615
Materials - 1.9%
Alcoa, Inc.
5.87% due 02/23/22	793,000	815,849
Chevron Phillips Chemical
Company, LLC
8.25% due 06/15/19[1,2]	416,000	573,696
Total Materials		1,389,545
Energy - 1.7%
Enogex, LLC
6.25% due 03/15/20[1,2]	520,000	587,245
Sunoco, Inc.
4.88% due 10/15/14	376,000	397,216
Chesapeake Energy Corp.
6.63% due 08/15/20	300,000	297,000
Total Energy		1,281,461
Consumer Staples - 1.7%
Safeway, Inc.
5.00% due 08/15/19	900,000	930,959
Bunge Limited Finance Corp.
8.50% due 06/15/19	274,000	342,074
Total Consumer Staples		1,273,033
Industrials - 1.1%
Union Pacific Corp.
5.75% due 11/15/17	250,000	297,274
5.70% due 08/15/18	100,000	119,776
Timken Co.
6.00% due 09/15/14	300,000	325,520
Ryder System, Inc.
2.50% due 03/01/17	100,000	100,902
3.60% due 03/01/16	10,000	10,535
Total Industrials		854,007

Health Care - 1.0%
Agilent Technologies, Inc.
6.50% due 11/01/17	577,000	692,883
Johnson & Johnson
5.15% due 07/15/18	25,000	30,287
Total Health Care		723,170
Utilities - 0.9%
Westar Energy, Inc.
6.00% due 07/01/14	468,000	512,251
Ras Laffan Liquefied Natural
Gas Company Ltd. III
5.50% due 09/30/14[1,2]	150,000	161,625
Total Utilities		673,876
Industrial - 0.2%
Pharmacia Corp.
6.50% due 12/01/18	124,000	157,210
Telecommunication Services - 0.2%
Vodafone Group plc
5.63% due 02/27/17	124,000	145,093
Electric Utilities - 0.2%
Israel Electric Corporation Ltd.
7.25% due 01/15/19[1,2]	140,000	143,135
Utility - 0.0%
TECO Finance, Inc.
4.00% due 03/15/16	25,000	26,752
Total Corporate Bonds
(Cost $8,214,647)		9,075,897
Total Investments - 99.8%
(Cost $68,752,657)		$74,552,236
Other Assets & Liabilities,
net - 0.2%		161,976
Total Net Assets - 100.0%		$74,714,212

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,813,624 (cost $2,422,705), or 3.8% of total net assets.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2012. plc – Public Limited Company

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS semi-ANNUAL REPORT | 13

clermont fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012
Assets:
Investments, at value
(cost $68,752,657)	$74,552,236
Receivables:
Securities sold	305,284
Interest	126,942
Dividends	54,178
Foreign taxes reclaim	1,171
Total assets	75,039,811
Liabilities:

Overdraft due to custodian bank	119,500
Payable for:

Management fees	54,685
Transfer agent and administrative fees	15,190

Investor service fees	15,190
Portfolio accounting fees	6,076
Fund shares redeemed	2,456
Miscellaneous	112,502
Total liabilities	325,599
Net assets	$74,714,212

Net assets consist of:
Paid in capital	$73,259,379
Undistributed net investment income	1,558,308

Accumulated net realized loss on investments	(5,903,054)

Net unrealized appreciation on investments	5,799,579

Net assets	$74,714,212

Capital shares outstanding	3,054,395
Net asset value per share	$24.46

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012
Investment Income:
Dividends	$874,140
Interest	199,769
Total investment income	1,073,909

Expenses:
Management fees	343,126
Transfer agent and administrative fees	95,313
Investor service fees	95,313
Portfolio accounting fees	38,124
Professional fees	50,363

Custodian fees	9,173
Trustees’ fees*	3,459

Miscellaneous	28,152

Total expenses	663,023
Net investment income	410,886

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,220,611
Net realized gain	1,220,611

Net change in unrealized appreciation

(depreciation) on:
Investments	2,431,317

(depreciation)	2,431,317

Net realized and unrealized gain	3,651,928

Net increase in net assets resulting
from operations	$4,062,814

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS semi-ANNUAL REPORT	See Notes to Financial Statements

clermont fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment income	$410,886	$1,162,733
Net realized gain on investments	1,220,611	2,237,390
Net change in unrealized appreciation (depreciation) on investments	2,431,317	(4,135,929)
Net increase (decrease) in net assets resulting from operations	4,062,814	(735,806)
Distributions to shareholders from:
Net investment income	—	(1,375,700)
Total distributions to shareholders	—	(1,375,700)
Capital share transactions:
Proceeds from sale of shares	7,923,491	31,171,764
Distributions reinvested	—	1,375,700
Cost of shares redeemed	(12,856,800)	(28,899,474)
Net increase (decrease) from capital share transactions	(4,933,309)	3,647,990
Net increase (decrease) in net assets	(870,495)	1,536,484
Net assets:
Beginning of period	75,584,707	74,048,223
End of period	$74,714,212	$75,584,707
Undistributed net investment income at end of period	$1,558,308	$1,147,422
Capital share activity:
Shares sold	326,406	1,302,885
Shares issued from reinvestment of distributions	—	59,374
Shares redeemed	(529,647)	(1,230,385)
Net increase (decrease) in shares	(203,241)	131,874

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS semi-ANNUAL REPORT | 15

clermont fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$23.30	$23.69	$21.73	$18.09	$26.79	$29.90
Income (loss) from investment operations:
Net investment income[b]	.13	.36	.44	.47	.51	.53
Net gain (loss) on investments (realized
and unrealized)	1.13	(.43)	1.94	3.61	(8.60)	1.40
Total from investment operations	1.26	(.07)	2.38	4.08	(8.09)	1.93
Less distributions from:
Net investment income	—	(.42)	(.42)	(.44)	(.25)	(.61)[e]
Net realized gains	—	—	—	—	(.36)	(4.43)[e]
Total distributions	—	(.42)	(.42)	(.44)	(.61)	(5.04)
Net asset value, end of period	$24.46	$23.20	$23.69	$21.73	$18.09	$26.79

Total Return[c]	5.43%	(0.28%)	10.99%	22.58%	(30.07%)	6.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,714	$75,585	$74,048	$66,803	$47,259	$62,264
Ratios to average net assets:
Net investment income	1.08%	1.50%	1.97%	2.41%	2.19%	1.73%
Total expenses[d]	1.74%	1.75%	1.71%	1.70%	1.66%	1.64%
Portfolio turnover rate	9%	28%	68%	128%	149%	163%

a Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b Net investment income per share was computed using average shares outstanding throughout the period.

c Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	For financial reporting purposes, certain distributions from net investment income for federal tax purposes have been reclassified to distributions from realized gains.

16 | THE GUGGENHEIM FUNDS semi-ANNUAL REPORT	See Notes to Financial Statements

FUND PROFILE (Unaudited)	June 30, 2012

select allocation FUND

OBJECTIVE: Seeks to provide growth of capital and total return.

Holdings Diversification (Market Exposure as % of Net Assets)

 “Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 10, 2006

Ten Largest Holdings (% of Total Net Assets)

SPDR S&P 500 ETF Trust	12.1%
SPDR S&P MidCap 400 ETF Trust	6.0%
iShares iBoxx $ High Yield
Corporate Bond Fund	5.2%
iShares S&P 500 Index Fund	5.0%
Vanguard Total Stock Market ETF	3.6%
Vanguard Large-Capital ETF	3.3%
Vanguard Mid-Capital ETF	3.0%
Vanguard Small-Capital ETF	3.0%
iShares MSCI Emerging Markets
Index Fund	2.8%
iShares Russell 2000 Index Fund	2.6%
Top Ten Total	46.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

The GUGGENHEIM FundS Semi-Annual Report | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30 , 2012
Select Allocation FUND

	Shares	Value

COMMON STOCKS† - 1.4%
Energy - 1.4%
Exxon Mobil Corp.	3,700	$316,609
ConocoPhillips	1,900	106,172
Phillips 66*	550	18,282
Total Energy		441,063
Total Common Stocks
(Cost $375,508)		441,063
EXCHANGE TRADED FUNDS† - 82.6%
United States of America - 70.6%
SPDR S&P 500 ETF Trust	29,100	3,965,457
SPDR S&P MidCap 400 ETF Trust	11,500	1,969,950
iShares iBoxx $ High Yield Corporate
Bond Fund	18,600	1,696,692
iShares S&P 500 Index Fund	11,900	1,627,325
Vanguard Total Stock Market ETF	16,800	1,170,960
Vanguard Large-Capital ETF	17,300	1,074,330
Vanguard Mid-Capital ETF	12,800	988,160
Vanguard Small-Capital ETF	12,800	973,312
iShares Russell 2000 Index Fund	10,800	860,220
Vanguard Extended Market ETF	12,800	722,176
iShares Russell Midcap Index Fund	6,700	705,912
iShares High Dividend Equity Fund	10,800	640,980
Vanguard Growth ETF	8,900	605,289
SPDR Dow Jones Industrial Average
ETF Trust	4,000	514,280
SPDR S&P Biotech ETF*	5,800	513,126
Powershares QQQ Trust Series 1	7,600	487,616
iShares Russell 1000 Growth
Index Fund	7,600	480,548
iShares Morningstar Large Value
Index Fund	7,600	467,024
Technology Select Sector SPDR Fund	15,000	431,250
Industrial Select Sector SPDR Fund	12,000	428,040
Vanguard Value ETF	7,000	391,580
iShares Barclays Credit Bond Fund	3,500	388,465
SPDR Barclays Capital High
Yield Bond ETF	8,900	351,194
iShares S&P MidCap 400 Index Fund	3,700	348,281
RevenueShares Large Capital ETF	13,700	344,692
iShares Dow Jones Select Dividend
Index Fund	4,100	230,379
SPDR S&P Dividend ETF	4,100	228,165
PowerShares DB Gold Fund*	3,100	171,058
PowerShares DB Precious
Metals Fund*	3,100	168,578
PowerShares FTSE RAFI US 1500
Small-Mid Portfolio	1,600	103,216
Total United States of America		23,048,255
Emerging Markets - 4.8%
iShares MSCI Emerging Markets
Index Fund	22,800	893,532
SPDR S&P BRIC 40 ETF	16,500	356,730
Vanguard MSCI Emerging Markets
ETF	7,500	299,625
Total Emerging Markets		1,549,887

Asian Pacific Region ex-Japan - 3.4%
iShares MSCI Pacific ex-Japan
Index Fund	17,500	713,125
iShares MSCI All Country Asia
ex-Japan Index Fund	7,600	399,836
Total Asian Pacific Region ex-Japan		1,112,961
Global - 1.6%
iShares S&P Global Energy Sector
Index Fund	6,700	243,009
iShares S&P Global Materials Sector
Index Fund	4,000	223,640
Market Vectors Gold Miners ETF	1,500	67,155
Total Global		533,804
Latin American Region - 1.3%
iShares S&P Latin America 40
Index Fund	10,100	418,948
Canada - 0.9%
iShares MSCI Canada Index Fund	11,900	307,496
Total Exchange Traded Funds
(Cost $25,242,913)		26,971,351
SHORT TERM INVESTMENTS†† - 0.0%
First American Treasury
Obligations Fund	660	660
Total Short Term Investments
(Cost $660)		660
	face
	amount
CORPORATE BONDS†† - 15.4%
Materials - 4.4%
Alcoa, Inc.
5.87% due 02/23/22	$626,000	644,037
6.75% due 07/15/18	257,000	290,540
Chevron Phillips Chemical
Company, LLC
8.25% due 06/15/19[1,2]	352,000	485,435
Total Materials		1,420,012
Financials - 3.2%
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	460,000	518,662
Goldman Sachs Group, Inc.
5.95% due 01/15/27	310,000	307,823
Farmers Insurance Exchange
6.00% due 08/01/14[1,2]	190,000	201,577
Total Financials		1,028,062
Consumer Discretionary - 2.5%
Nordstrom, Inc.
7.00% due 01/15/38	593,000	824,940
Health Care - 1.4%
Agilent Technologies, Inc.
6.50% due 11/01/17	368,000	441,908
Johnson & Johnson
5.15% due 07/15/18	10,000	12,115
Total Health Care		454,023

18 | THE GUGGENHEIM FUNDS semi-ANNUAL REPORT	See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
Select Allocation FUND

	face
	amount	Value

Consumer Staples - 1.3%
Bunge Limited Finance Corp.
8.50% due 06/15/19	$235,000	$293,384
Safeway, Inc.
5.00% due 08/15/19	142,000	146,885
Total Consumer Staples		440,269
Information Technology - 1.0%
Corning, Inc.
7.25% due 08/15/36	270,000	333,539
Industrials - 0.5%
Union Pacific Corp.
5.75% due 11/15/17	115,000	136,746
5.70% due 08/15/18	10,000	11,978
Ryder System, Inc.
2.50% due 03/01/17	10,000	10,090
3.60% due 03/01/16	2,000	2,107
Total Industrials		160,921

Energy - 0.3%
Chesapeake Energy Corp.
6.63% due 08/15/20	100,000	99,000
Industrial - 0.2%
Pharmacia Corp.
6.50% due 12/01/18	56,00	70,998
Telecommunication Services - 0.2%
Vodafone Group plc
5.63% due 02/27/17	56,000	65,526
Utilities - 0.2%
Ras Laffan Liquefied Natural
Gas Company Ltd. III
5.50% due 09/30/14[1,2]	60,000	64,650
Electric Utilities - 0.2%
Israel Electric Corporation Ltd.
7.25% due 01/15/19[1,2]	60,000	61,344
Total Corporate Bonds
(Cost $3,940,893)		5,023,284
Total Investments - 99.4%
(Cost $29,559,974)		$32,436,358
Other Assets & Liabilities,
net - 0.6%		201,093
Total Net Assets - 100.0%		$32,637,451

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,331,669 (cost $1,092,625), or 4.1% of total net assets. plc – Public Limited Company

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS semi-ANNUAL REPORT | 19

Select Allocation FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012
Assets:
Investments, at value
(cost $29,559,974)	$32,436,358
Receivables:
Securities sold	443,453
Interest	78,583
Dividends	35,134
Foreign taxes reclaim	501
Total assets	32,994,029
Liabilities:
Overdraft due to custodian bank	261,000
Payable for:
Management fees	23,751
Transfer agent and administrative fees	6,598
Investor service fees	6,598
Portfolio accounting fees	2,639
Fund shares redeemed	1,152
Miscellaneous	54,840
Total liabilities	356,578
Net assets	$32,637,451
Net assets consist of:
Paid in capital	$38,530,554
Undistributed net investment income	484,602
Accumulated net realized loss on investments	(9,254,089)
Net unrealized appreciation on investments	2,876,384
Net assets	$32,637,451
Capital shares outstanding	1,359,300
Net asset value per share	$24.01

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012
Investment Income:
Dividends	$323,819
Interest	136,868
Total investment income	460,687
Expenses:
Management fees	156,980
Transfer agent and administrative fees	43,605
Investor service fees	43,605
Portfolio accounting fees	17,442
Professional fees	24,623
Custodian fees	4,381
Trustees’ fees*	1,648
Miscellaneous	11,229
Total expenses	303,513
Net investment income	157,174
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	784,247
Net realized gain	784,247
Net change in unrealized appreciation
(depreciation) on:
Investments	1,237,815
Net change in unrealized appreciation
(depreciation)	1,237,815
Net realized and unrealized gain	2,022,062
Net increase in net assets resulting from
operations	$2,179,236

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE GUGGENHEIM FUNDS semi-ANNUAL REPORT	See Notes to Financial Statements

Select Allocation FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$157,174	$372,697
Net realized gain on investments	784,247	1,442,660
Net change in unrealized appreciation (depreciation) on investments	1,237,815	(3,338,934)
Net increase (decrease) in net assets resulting from operations	2,179,236	(1,523,577)

Distributions to Shareholders From:
Net investment income	—	(549,241)
Total distributions to shareholders	—	(549,241)

Capital Share Transactions:
Proceeds from sale of shares	2,369,930	6,808,365
Distributions reinvested	—	549,241
Cost of shares redeemed	(6,837,606)	(12,386,422)
Net decrease from capital share transactions	(4,467,676)	(5,028,816)
Net decrease in net assets	(2,288,440)	(7,101,634)

Net Assets:
Beginning of period	34,925,891	42,027,525
End of period	$32,637,451	$34,925,891
Undistributed net investment income at end of period	$484,602	$327,428

Capital Share Activity:
Shares sold	100,406	291,061
Shares issued from reinvestment of distributions	—	24,324
Shares redeemed	(289,074)	(524,001)
Net decrease in shares	(188,668)	(208,616)

See Notes to Financial Statements.	THE GUGGENHEIM FUNDS semi-ANNUAL REPORT | 21

Select Allocation FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$22.56	$23.93	$21.39	$16.11	$28.98	$25.55
Income (loss) from investment operations:
Net investment income[b]	.11	.23	.28	.31	.32	.34
Net gain (loss) on investments (realized
and unrealized)	1.34	(1.25)	2.66	5.45	(12.56)	3.48
Total from investment operations	1.45	(1.02)	2.94	5.76	(12.24)	3.82
Less distributions from:
Net investment income	—	(.35)	(.40)	(.48)	(.31)	—
Net realized gains	—	—	—	—	(.32)	(.39)
Total distributions	—	(.35)	(.40)	(.48)	(.63)	(.39)
Net asset value, end of period	$24.01	$22.56	$23.93	$21.39	$16.11	$28.98

Total Return[c]	6.43%	(4.21%)	13.75%	35.79%	(42.14%)	14.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,637	$34,926	$42,028	$43,542	$43,391	$84,921
Ratios to average net assets:
Net investment income	0.90%	0.97%	1.31%	1.70%	1.32%	1.22%
Total expenses[d]	1.74%	1.75%	1.70%	1.71%	1.66%	1.62%
Portfolio turnover rate	14%	35%	61%	131%	120%	171%

a Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b Net investment income per share was computed using average shares outstanding throughout the period.

c Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

d Does not include expenses of the underlying funds in which the Fund invests.

22 | THE GUGGENHEIM FUNDS semi-ANNUAL REPORT	See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2012, the Trust consisted of fifty-seven separate funds. This report covers the CLS AdvisorOne Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

Each Fund invests primarily in Exchange Traded Funds (“ETFs”) (“underlying funds”), acting similar to a “fund of funds”.

CLS Investments, LLC serves as investment sub-advisor (the “Sub-Advisor”) to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2. Financial Instruments

The Funds invest to a significant extent in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools thatare registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of each Fund.

GI pays the Sub-Advisor out of the advisory fees it receives. In addition, GI bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with GI. GI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to RDL at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

The Board approved the use of a Distribution Plan for which RDL and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2012, this plan was not utilized.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Amerigo Fund	$132,339,114	$1,788,542	$—	$134,127,656
Clermont Fund	65,475,791	9,076,445	—	74,552,236
Select Allocation Fund	27,412,414	5,023,944	—	32,436,358

For the period ended June 30, 2012, there were no transfers between levels.

5. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008–2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain
Amerigo Fund	125,819,239	12,503,588	(4,195,171)	8,308,417
Clermont Fund	68,985,920	7,124,574	(1,558,258)	5,566,316
Select Allocation Fund	29,619,021	3,567,846	(750,509)	2,817,337

6. Securities Transactions

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
Amerigo Fund	$13,181,047	$34,717,371
Clermont Fund	6,795,513	10,513,941
Select Allocation Fund	4,925,400	9,080,300

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of government securities were:

	Purchases	Sales
Clermont Fund	$—	$200,000
Select Allocation Fund	—	50,000

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended June 30, 2012 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment	Realized
Fund	Security	12/31/11	Additions	Reductions	6/30/12	6/30/12	Income	Gain
Amerigo Fund	Exchange Traded Fund:
barclays ETN+long C Leveraged
	ETN Linked to S&P 500	$845,964	$—	$(101,731)	$875,000	5,600	$—	$4,963

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2012. At June 30, 2012, the Clermont Fund and Select Allocation Fund borrowed $125,000 and $261,000, respectively, under this agreement. The Funds did not have any other borrowings under this agreement at June 30, 2012.

The following table illustrates the average daily balance borrowed for the period ended June 30, 2012:

Fund	Average Daily Balance
Amerigo Fund	$126,373
Clermont Fund	38,082
Select Allocation Fund	43,426

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

other information (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	149
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	149
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	149
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	149
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	149
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	149
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	149
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present

Roger Somers	Rydex Series Funds – 1993	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
––––––––––––––––––––––––	–––––––––––––––––––––––––––

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS — concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
––––––––––––––––––––––––	–––––––––––––––––––––––––––

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a/ PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a/ PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

guggenheim investments PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

guggenheim investments PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

WWW.RYDEX-SGI.COM

800 820 0888

RVACLS–3–0612x1212

GUGGENHEIM INVESTMENTS

VIT

JUNE 30, 2012

GUGGENHEIM FUNDS RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

GUGGENHEIM ALTERNATIVES FUNDS

GUGGENHEIM U.S. LONG SHORT MOMENTUM FUND
GUGGENHEIM ALTERNATIVE STRATEGIES ALLOCATION FUND
GUGGENHEIM MANAGED FUTURES STRATEGY FUND
GUGGENHEIM MULTI-HEDGE STRATEGIES FUND

RYDEX SPECIALTY FUND

RYDEX COMMODITIES STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index* (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index,* which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

about shareholders’ fund expenses (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

about shareholders’ fund expenses (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
U.S. Long Short Momentum Fund	1.74%	2.93%	$1,000.00	$1,029.30	$8.78
Alternative Strategies Allocation Fund[4]	0.00%	(0.69%)	1,000.00	993.10	—
Managed Futures Strategy Fund	2.07%	(9.74%)	1,000.00	902.60	9.79
Multi-Hedge Strategies Fund	2.75%	0.95%	1,000.00	1,009.50	13.74
Commodities Strategy Fund	1.60%	(8.36%)	1,000.00	916.40	7.62

Table 2. Based on hypothetical 5% return (before expenses)
U.S. Long Short Momentum Fund	1.74%	5.00%	$1,000.00	$1,016.21	$8.72
Alternative Strategies Allocation Fund[4]	0.00%	5.00%	1,000.00	1,024.86	—
Managed Futures Strategy Fund	2.07%	5.00%	1,000.00	1,014.57	10.37
Multi-Hedge Strategies Fund	2.75%	5.00%	1,000.00	1,011.19	13.75
Commodities Strategy Fund	1.60%	5.00%	1,000.00	1,016.91	8.02

[1]	The ratio represents annualized net expenses, which include interest and dividend expense related to securities sold short. Excluding short dividend expense and prime broker interest expense, the operating expense ratio would be 1.60% lower in Multi-Hedge Strategies Fund.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.
[4]	Excludes expenses of the underlying funds in which the Fund invests.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2012

U.S. LONG SHORT MOMENTUM FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2002

Ten Largest Holdings	(% of Total Net Assets)
Philip Morris International, Inc.	4.1%
Altria Group, Inc.	2.9%
Cerner Corp.	2.3%
American Express Co.	1.8%
Reynolds American, Inc.	1.7%
Apple, Inc.	1.6%
Amgen, Inc.	1.5%
Lorillard, Inc.	1.5%
SXC Health Solutions Corp.	1.4%
Capital One Financial Corp.	1.3%
Top Ten Total	20.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
U.S. Long Short Momentum Fund

	Shares	Value

COMMON STOCKS† - 88.4%

Consumer Discretionary - 19.2%
Target Corp.	8,174	$475,646
Home Depot, Inc.	8,870	470,021
Mattel, Inc.	11,593	376,076
Dollar General Corp.*	6,249	339,883
TJX Companies, Inc.	7,084	304,115
Lowe’s Companies, Inc.	10,443	296,999
Macy’s, Inc.	8,026	275,694
Dollar Tree, Inc.*	5,078	273,196
Kohl’s Corp.	5,577	253,698
Polaris Industries, Inc.	3,512	251,038
Nordstrom, Inc.	5,034	250,139
Hasbro, Inc.	6,889	233,330
Sears Holdings Corp.*	3,550	211,935
The Gap, Inc.	7,688	210,344
Family Dollar Stores, Inc.	3,156	209,811
Ross Stores, Inc.	3,161	197,468
AutoZone, Inc.*	507	186,155
Bed Bath & Beyond, Inc.*	2,962	183,052
Limited Brands, Inc.	4,056	172,502
JC Penney Company, Inc.	7,055	164,452
Brunswick Corp.	7,290	161,984
O’Reilly Automotive, Inc.*	1,866	156,315
PetSmart, Inc.	2,171	148,020
Staples, Inc.	9,924	129,508
Big Lots, Inc.*	3,167	129,182
Dillard’s, Inc. — Class A	1,963	125,004
Tractor Supply Co.	1,419	117,862
Best Buy Company, Inc.	5,590	117,166
Tiffany & Co.	2,131	112,836
CarMax, Inc.*	4,029	104,512
Sturm Ruger & Company, Inc.	2,558	102,704
Saks, Inc.*	9,556	101,771
Smith & Wesson Holding Corp.*	10,839	90,072
LeapFrog Enterprises, Inc. — Class A*	8,437	86,564
Arctic Cat, Inc.*	2,220	81,163
Callaway Golf Co.	12,124	71,653
JAKKS Pacific, Inc.	4,371	69,980
Fred’s, Inc. — Class A	3,828	58,530
AutoNation, Inc.*	1,390	49,039
Total Consumer Discretionary		7,349,419
Health Care - 18.5%
Cerner Corp.*	10,677	882,561
Amgen, Inc.	7,830	571,903
SXC Health Solutions Corp.*	5,594	554,981
Biogen Idec, Inc.*	3,273	472,556
Gilead Sciences, Inc.*	9,073	465,263
athenahealth, Inc.*	4,827	382,154
Celgene Corp.*	5,583	358,205
Alexion Pharmaceuticals, Inc.*	3,535	351,026
Vertex Pharmaceuticals, Inc.*	5,499	307,504
Regeneron Pharmaceuticals, Inc.*	2,413	275,613
Allscripts Healthcare Solutions, Inc.*	24,010	262,429
Quality Systems, Inc.	8,524	234,495
Medidata Solutions, Inc.*	6,797	222,058
MedAssets, Inc.*	14,536	195,509
Onyx Pharmaceuticals, Inc.*	2,823	187,588
Computer Programs & Systems, Inc.	3,155	180,529
BioMarin Pharmaceutical, Inc.*	4,087	161,763
Omnicell, Inc.*	10,869	159,122
Seattle Genetics, Inc.*	5,734	145,586
Cepheid, Inc.*	3,195	142,976
Incyte Corporation Ltd.*	5,900	133,930
Ariad Pharmaceuticals, Inc.*	7,479	128,714
United Therapeutics Corp.*	2,475	122,216
Cubist Pharmaceuticals, Inc.*	2,860	108,423
Merge Healthcare, Inc.*	32,046	91,652
Total Health Care		7,098,756
Consumer Staples - 15.2%
Philip Morris International, Inc.	18,220	1,589,878
Altria Group, Inc.	32,557	1,124,844
Reynolds American, Inc.	14,917	669,326
Lorillard, Inc.	4,226	557,621
Coca-Cola Co.	4,915	384,304
PepsiCo, Inc.	4,284	302,707
Diageo plc ADR	2,249	231,805
Vector Group Ltd.	7,774	132,313
Universal Corp.	2,824	130,836
Star Scientific, Inc.*	23,049	105,103
Monster Beverage Corp.*	1,357	96,618
Beam, Inc.	1,419	88,673
Dr Pepper Snapple Group, Inc.	1,993	87,194
Brown-Forman Corp. — Class B	856	82,904
Coca-Cola Enterprises, Inc.	2,922	81,933
Molson Coors Brewing Co. — Class B	1,771	73,691
Constellation Brands, Inc. — Class A*	2,572	69,598
Boston Beer Company, Inc. — Class A*	241	29,161
Central European Distribution Corp.*	4,712	13,476
Total Consumer Staples		5,851,985
Utilities - 13.8%
Dominion Resources, Inc.	5,570	300,781
Southern Co.	5,744	265,947
Exelon Corp.	6,479	243,740
PG&E Corp.	5,263	238,256
Duke Energy Corp.	10,270	236,826
NextEra Energy, Inc.	3,342	229,963
Consolidated Edison, Inc.	3,689	229,419
Public Service Enterprise Group, Inc.	6,804	221,130
Sempra Energy	3,188	219,589
FirstEnergy Corp.	3,910	192,333
American Electric Power Company, Inc.	4,669	186,293
Progress Energy, Inc.	2,996	180,269
Northeast Utilities	4,512	175,111
DTE Energy Co.	2,907	172,472
PPL Corp.	6,152	171,087
Edison International	3,604	166,505
Wisconsin Energy Corp.	4,161	164,651
CenterPoint Energy, Inc.	7,761	160,420
Xcel Energy, Inc.	5,590	158,812
Ameren Corp.	4,580	153,613
Entergy Corp.	2,184	148,272
NiSource, Inc.	5,768	142,758

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
U.S. Long Short Momentum Fund

	Shares	Value

SCANA Corp.	2,845	$136,105
CMS Energy Corp.	5,708	134,138
Alliant Energy Corp.	2,664	121,398
Integrys Energy Group, Inc.	1,996	113,513
MDU Resources Group, Inc.	5,045	109,022
Pinnacle West Capital Corp.	1,954	101,100
OGE Energy Corp.	1,815	93,999
Pepco Holdings, Inc.	4,616	90,335
ITC Holdings Corp.	775	53,405
Total Utilities		5,311,262
Industrials - 11.4%
WW Grainger, Inc.	2,319	443,485
Fastenal Co.	10,130	408,340
Delta Air Lines, Inc.*	24,139	264,322
United Continental Holdings, Inc.*	10,538	256,390
United Rentals, Inc.*	7,329	249,479
Southwest Airlines Co.	26,618	245,418
MSC Industrial Direct Company, Inc. — Class A	3,168	207,662
WESCO International, Inc.*	3,340	192,217
Watsco, Inc.	2,561	189,002
Textainer Group Holdings Ltd.	4,960	183,024
GATX Corp.	4,265	164,203
Air Lease Corp. — Class A*	8,262	160,200
Applied Industrial Technologies, Inc.	4,215	155,323
Copa Holdings S.A. — Class A	1,853	152,835
Alaska Air Group, Inc.*	4,178	149,990
Beacon Roofing Supply, Inc.*	5,558	140,173
US Airways Group, Inc.*	10,315	137,499
TAL International Group, Inc.	3,772	126,324
Aircastle Ltd.	10,094	121,633
JetBlue Airways Corp.*	21,597	114,464
Kaman Corp.	3,567	110,363
Allegiant Travel Co. — Class A*	1,573	109,607
Spirit Airlines, Inc.*	5,282	102,788
Total Industrials		4,384,741
Financials - 6.3%
American Express Co.	11,769	685,074
Capital One Financial Corp.	8,795	480,735
Discover Financial Services	10,693	369,764
SLM Corp.	16,030	251,831
Credit Acceptance Corp.*	1,465	123,690
Cash America International, Inc.	2,180	96,007
First Cash Financial Services, Inc.*	2,283	91,708
Ezcorp, Inc. — Class A*	3,620	84,925
World Acceptance Corp.*	1,254	82,513
Netspend Holdings, Inc.*	8,646	79,457
Green Dot Corp. — Class A*	2,943	65,099
Total Financials		2,410,803
Information Technology - 4.0%
Apple, Inc.*	1,044	609,697
EMC Corp.*	6,822	174,848
Hewlett-Packard Co.	7,156	143,907
Dell, Inc.*	8,115	101,600
Seagate Technology plc	3,213	79,457
NetApp, Inc.*	2,312	73,568
SanDisk Corp.*	1,734	63,256
Western Digital Corp.*	1,976	60,228
NCR Corp.*	2,177	49,483
3D Systems Corp.*	1,194	40,763
Diebold, Inc.	1,040	38,386
Lexmark International, Inc. — Class A	1,127	29,956
Fusion-io, Inc.*	1,337	27,930
QLogic Corp.*	1,933	26,463
Synaptics, Inc.*	755	21,616
Total Information Technology		1,541,158
Total Common Stocks
(Cost $31,201,716)		33,948,124

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 9.8%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$3,770,273	3,770,273
Total Repurchase Agreement
(Cost $3,770,273)		3,770,273
Total Investments - 98.2%
(Cost $34,971,989)		$37,718,397
Other Assets & Liabilities, net - 1.8%		673,176
Total Net Assets - 100.0%		$38,391,573

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of Contracts $8,957,850)	132	$(260,920)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. Long Short Momentum Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $31,201,716)	$33,948,124
Repurchase agreements, at value
(cost $3,770,273)	3,770,273
Total investments
(cost $34,971,989)	37,718,397
Segregated cash with broker	462,000
Cash	1,279
Receivables:
Securities sold	456,092
Fund shares sold	66,405
Dividends	61,352
Interest	17
Total assets	38,765,542
Liabilities:
Payable for:
Variation margin	230,010
Management fees	27,816
Fund shares redeemed	27,144
Transfer agent and administrative fees	7,727
Investor service fees	7,727
Portfolio accounting fees	3,090
Miscellaneous	70,455
Total liabilities	373,969
Net Assets	$38,391,573
Net Assets Consist of:
Paid in capital	$55,851,660
Undistributed net investment income	31,420
Accumulated net realized loss on investments	(19,976,995)
Net unrealized appreciation on investments	2,485,488
Net assets	$38,391,573
Capital shares outstanding	3,118,349
Net asset value per share	$12.31

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$399,114
Interest	1,536
Total investment income	400,650

Expenses:
Management fees	182,234
Transfer agent and administrative fees	50,620
Investor service fees	50,620
Portfolio accounting fees	20,248
Professional fees	29,835
Custodian fees	4,797
Trustees’ fees*	1,964
Miscellaneous	12,850
Total expenses	353,168
Net investment income	47,482

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	43,452
Futures contracts	100,486
Net realized gain	143,938
Net change in unrealized appreciation (depreciation) on:
Investments	1,338,601
Futures contracts	(260,752)
Net change in unrealized appreciation (depreciation)	1,077,849
Net realized and unrealized gain	1,221,787
Net increase in net assets resulting from operations	$1,269,269

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

U.S. Long Short Momentum Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$47,482	$(121,374)
Net realized gain on investments	143,938	2,276,094
Net change in unrealized appreciation (depreciation) on investments	1,077,849	(4,791,950)
Net increase (decrease) in net assets resulting from operations	1,269,269	(2,637,230)

Capital Share Transactions:
Proceeds from sale of shares	3,448,798	8,286,523
Cost of shares redeemed	(6,363,699)	(21,654,946)
Net decrease from capital share transactions	(2,914,901)	(13,368,423)
Net decrease in net assets	(1,645,632)	(16,005,653)

Net Assets:
Beginning of period	40,037,205	56,042,858
End of period	$38,391,573	$40,037,205
Undistributed/(Accumulated) net investment income/(loss) at end of period	$31,420	$(16,062)

Capital Share Activity:
Shares sold	281,622	645,364
Shares redeemed	(510,152)	(1,676,673)
Net decrease in shares	(228,530)	(1,031,309)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. Long Short Momentum Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$11.96	$12.80	$11.51	$9.05	$15.33	$13.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.03)	(.05)	(.03)	.01	(.02)
Net gain (loss) on investments (realized and unrealized)	.34	(.81)	1.34	2.50	(6.25)	3.10
Total from investment operations	.35	(.84)	1.29	2.47	(6.24)	3.08
Less distributions from:
Net investment income	—	—	—	(.01)	—	—
Net realized gains	—	—	—	—	(.04)	(1.22)
Total distributions	—	—	—	(.01)	(.04)	(1.22)
Net asset value, end of period	$12.31	$11.96	$12.80	$11.51	$9.05	$15.33

Total Return[c]	2.93%	(6.56%)	11.21%	27.29%	(40.73%)	22.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,392	$40,037	$56,043	$68,347	$72,439	$130,166
Ratios to average net assets:
Net investment income (loss)	0.23%	(0.26%)	(0.47%)	(0.33%)	0.05%	(0.15%)
Total expenses	1.74%	1.76%	1.72%	1.71%	1.67%	1.61%
Operating expenses[d]	1.74%	1.76%	1.71%	1.71%	1.67%	1.61%
Portfolio turnover rate	90%	167%	314%	379%	463%	277%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Operating expenses exclude interest and dividend expense from securities sold short.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2012

ALTERNATIVE STRATEGIES ALLOCATION FUND

OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2008

Ten Largest Holdings	(% of Total Net Assets)
RVT — Multi-Hedge Strategies Fund	19.6%
RSF — Event Driven and Distressed Strategies Fund — H Class	18.0%
RVT — Managed Futures Strategy Fund	17.1%
RSF — Long Short Equity Strategy Fund — H Class	16.4%
RSF — Long Short Interest Rate Strategy Fund — H Class	11.1%
RSF — Long/Short Commodities Strategy Fund — H Class	7.5%
PowerShares DB G10 Currency Harvest Fund	3.2%
RVT — Commodities Strategy Fund	2.5%
RVT — Real Estate Fund	2.2%
iShares Barclays Aggregate Bond Fund	1.1%
Top Ten Total	98.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RVT — Rydex Variable Trust

RSF — Rydex Series Funds

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
alternative strategies allocation fund

	Shares	Value

CURRENCY EXCHANGE TRADED FUNDS† - 3.2%
PowerShares DB G10 Currency	9,639	$237,216
Harvest Fund*
Total Currency Exchange Traded Funds
(Cost $192,528)		237,216

EXCHANGE TRADED FUNDS† - 1.1%
iShares Barclays Aggregate Bond Fund	727	80,915
Total Exchange Traded Funds
(Cost $79,972)		80,915

MUTUAL FUNDS†,1 - 94.4%
Alternatives Funds - 92.2%
RVT — Multi-Hedge Strategies Fund*	64,932	1,443,439
RSF — Event Driven and Distressed Strategies Fund — H Class*	51,566	1,321,645
RVT — Managed Futures Strategy Fund*	68,006	1,254,717
RSF — Long Short Equity Strategy Fund — H Class*	46,679	1,203,849
RSF — Long Short Interest Rate Strategy Fund — H Class*	35,554	818,455
RSF — Long/Short Commodities Strategy Fund — H Class	23,770	554,074
RVT — Commodities Strategy Fund	17,611	183,509
Total Alternatives Funds		6,779,688

Specialty Funds - 2.2%
RVT — Real Estate Fund	5,539	164,786
Total Mutual Funds
(Cost $6,965,920)		6,944,474

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 1.1%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$79,535	79,535
Total Repurchase Agreement
(Cost $79,535)		79,535
Total Investments - 99.8%
(Cost $7,317,955)		$7,342,140
Other Assets & Liabilities, net - 0.2%		11,708
Total Net Assets - 100.0%		$7,353,848

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2012 Nikkei 225 Index
Futures Contracts
(Aggregate Value of Contracts $91,150)	2	$5,895
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of Contracts $67,863)	1	48
(Total Aggregate Value of Contracts $159,013)		$5,943

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of Contracts $124,031)	1	$288

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of Contracts $158,338)	1	$(849)

FUTURES CONTRACTS SOLD SHORT†
July 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of Contracts $40,562)	1	(1,857)
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of Contracts $79,720)	1	(3,567)
(Total Aggregate Value of
Contracts $120,282)		$(5,424)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 5.

 RSF — Rydex Series Funds

 RVT — Rydex Variable Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

alternative strategies allocation fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $272,500)	$318,131
Investments in affiliated issuers, at value
(cost $6,965,920)	6,944,474
Repurchase agreements, at value
(cost $79,535)	79,535
Total investments
(cost $7,317,955)	7,342,140
Foreign currency, at value
(cost $12,747)	12,724
Segregated cash with broker	27,217
Total assets	7,382,081
Liabilities:
Overdraft due to custodian bank	12,688
Payable for:
Variation margin	7,985
Fund shares redeemed	7,560
Total liabilities	28,233
Net Assets	$7,353,848

Net Assets Consist of:
Paid in capital	$8,265,120
Undistributed net investment income	88,669
Accumulated net realized loss on investments	(1,024,060)
Net unrealized appreciation on investments	24,119
Net assets	$7,353,848
Capital shares outstanding	392,196
Net asset value per share	18.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$920
Interest	59
Total investment income	979

Expenses:
Interest expense	22
Total expenses	22
Net investment income	957

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(31,652)
Futures contracts	(3,073)
Foreign currency	(311)
Net realized loss	(35,036)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	8,957
Investments in affiliated issuers	(42,717)
Futures contracts	5,516
Foreign currency	(137)
Net change in unrealized appreciation (depreciation)	(28,381)
Net realized and unrealized loss	(63,417)
Net decrease in net assets resulting from operations	$(62,460)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

alternative strategies allocation fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$957	$57,487
Net realized loss on investments	(35,036)	(81,434)
Net change in unrealized appreciation (depreciation) on investments	(28,381)	(183,311)
Net decrease in net assets resulting from operations	(62,460)	(207,258)

Distributions to Shareholders from:
Net investment income	—	(141,405)
Total distributions to shareholders	—	(141,405)

Capital Share Transactions:
Proceeds from sale of shares	1,621,472	1,460,756
Distributions reinvested	—	141,405
Cost of shares redeemed	(531,963)	(2,436,650)
Net increase (decrease) from capital share transactions	1,089,509	(834,489)
Net increase (decrease) in net assets	1,027,049	(1,183,152)

Net Assets:
Beginning of year	6,326,799	7,509,951
End of year	$7,353,848	$6,326,799
Undistributed net investment income at end of year	$88,669	$87,712

Capital Share Activity:
Shares sold	85,097	73,782
Shares issued from reinvestment of distributions	—	7,482
Shares redeemed	(27,929)	(123,301)
Net increase (decrease) in shares	57,168	(42,037)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

alternative strategies allocation fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008[b]
Per Share Data
Net asset value, beginning of period	$18.88	$19.92	$20.09	$19.92	$25.00
Income (loss) from investment operations:
Net investment income[c]	— [d]	.16	.19	.07	.38
Net gain (loss) on investments (realized and unrealized)	(.13)	(.77)	(.31)	.10	(5.02)
Total from investment operations	(.13)	(.61)	(.12)	.17	(4.64)
Less distributions from:
Net investment income	—	(.43)	(.03)[h]	—	(.39)[h]
Net realized gains	—	—	(.02)[h]	—	(.05)[h]
Total distributions	—	(.43)	(.05)	—	(.44)
Net asset value, end of period	$18.75	$18.88	$19.92	$20.09	$19.92

Total Return[e]	(0.69%)	3.08%	(0.61%)	0.85%	(18.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,354	$6,327	$7,510	$5,121	$3,138
Ratios to average net assets:
Net investment income	0.03%	0.82%	1.01%	0.38%	2.47%
Total expenses[f]	— [g]	— [g]	— [g]	— [g]	— [g]
Portfolio turnover rate	25%	105%	165%	149%	33%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: May 1, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.

[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[f]	Does not include expenses of the underlying funds in which the Fund invests.

[g]	Less than .01%.
[h]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to achieve positive absolute returns.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 7, 2008

The Fund invests principally in derivative investments such as futures contracts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
managed futures strategy fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 38.1%
Farmer Mac[1]
0.07% due 07/03/12	$2,000,000	$1,999,992
Fannie Mae[2]
0.02% due 07/09/12	1,000,000	999,996
Federal Home Loan Bank[1]
0.06% due 07/05/12	1,000,000	999,993
Federal Farm Credit Bank[1]
0.08% due 07/31/12	1,000,000	999,933
Total Federal Agency Discount Notes
(Cost $4,999,914)		4,999,914
REPURCHASE AGREEMENTS††,3 - 59.6%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	2,206,554	2,206,554
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	1,957,334	1,957,334
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	1,832,724	1,832,724
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	1,832,724	1,832,724
Total Repurchase Agreements
(Cost $7,829,336)		7,829,336
Total Investments - 97.7%
(Cost $12,829,250)		$12,829,250
Other Assets & Liabilities, net - 2.3%		298,459
Total Net Assets - 100.0%		$13,127,709

		Unrealized
	Contracts	Gain(LOSS)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury Bond
Futures Contracts
(Aggregate Value of Contracts $1,185,000)	8	$40,867
September 2012 U.S. Treasury 10 Year Note
Futures Contracts
(Aggregate Value of Contracts $1,200,938)	9	15,458
(Total Aggregate Value of Contracts $2,385,938)		$56,325

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2012 Live Cattle
Futures Contracts
(Aggregate Value of Contracts $385,760)	8	$2,034
August 2012 Lean Hogs
Futures Contracts
(Aggregate Value of Contracts $265,300)	7	828
September 2012 Cocoa
Futures Contracts
(Aggregate Value of Contracts $68,940)	3	532
(Total Aggregate Value of
Contracts $720,000)		$3,394

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Japanese Yen
Futures Contracts
(Aggregate Value of Contracts $1,878,600)	12	$(44,899)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Canadian Dollar
Futures Contracts
(Aggregate Value of Contracts $196,120)	2	(2,971)
September 2012 Swiss Franc
Futures Contracts
(Aggregate Value of Contracts $395,963)	3	(4,402)
September 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of Contracts $2,216,724)	14	(11,885)
September 2012 British Pound
Futures Contracts
(Aggregate Value of Contracts $782,950)	8	(13,859)
September 2012 Australian Dollar
Futures Contracts
(Aggregate Value of Contracts $304,890)	3	(16,741)
(Total Aggregate Value of Contracts $3,896,647)		$(49,858)

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
managed futures strategy fund

		Unrealized
	Contracts	Gain (Loss)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
October 2012 Gold 100 oz.
Futures Contracts
(Aggregate Value of Contracts $640,400)	4	$16,750
September 2012 Silver
Futures Contracts
(Aggregate Value of Contracts $274,650)	2	12,705
March 2013 Sugar #11
Futures Contracts
(Aggregate Value of Contracts $72,475)	3	4,543
October 2012 Sugar #11
Futures Contracts
(Aggregate Value of Contracts $94,394)	4	3,303
December 2012 Cotton #2
Futures Contracts
(Aggregate Value of Contracts $176,225)	5	1,084
September 2012 Coffee ‘C’
Futures Contracts
(Aggregate Value of Contracts $256,350)	4	(28,477)
September 2012 Copper
Futures Contracts
(Aggregate Value of Contracts $875,000)	10	(41,476)
September 2012 Wheat
Futures Contracts
(Aggregate Value of Contracts $379,250)	10	(60,977)
November 2012 Soybean
Futures Contracts
(Aggregate Value of Contracts $785,813)	11	(92,859)
September 2012 Corn
Futures Contracts
(Aggregate Value of Contracts $533,375)	17	(93,807)
(Total Aggregate Value of Contracts $4,087,932)		$(279,211)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

managed futures strategy fund

consolidated statement of
ASSETS AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $4,999,914)	$4,999,914
Repurchase agreements, at value
(cost $7,829,336)	7,829,336
Total investments
(cost $12,829,250)	12,829,250
Segregated cash with broker	520,045
Receivables:
Fund shares sold	9,171
Interest	46
Total assets	13,358,512
Liabilities:
Payable for:
Variation margin	214,178
Management fees	9,668
Transfer agent and administrative fees	2,686
Investor service fees	2,686
Fund shares redeemed	1,697
Portfolio accounting fees	1,075
Miscellaneous	(1,187)
Total liabilities	230,803
Net Assets	$13,127,709
Net Assets Consist of:
Paid in capital	$15,333,428
Accumulated net investment loss	(136,335)
Accumulated net realized loss on investments	(1,755,135)
Net unrealized depreciation on investments	(314,249)
Net assets	$13,127,709
Capital shares outstanding	711,389
Net asset value per share	$18.45

consolidated STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Interest	$6,548
Total investment income	6,548
Expenses:
Management fees	65,778
Transfer agent and administrative fees	17,231
Investor service fees	17,231
Portfolio accounting fees	6,892
Licensing fees	22,962
Professional fees	10,031
Custodian fees	1,649
Trustees’ fees*	672
Miscellaneous	4,183
Total expenses	146,629
Less:
Expenses waived by Advisor	(3,746)
Net expenses	142,883
Net investment loss	(136,335)
Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(842,651)
Net realized loss	(842,651)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(422,691)
Net change in unrealized appreciation (depreciation)	(422,691)
Net realized and unrealized loss	(1,265,342)
Net decrease in net assets resulting from operations	$(1,401,677)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | The Guggenheim Funds semi-annual report	See Notes to Financial Statements.

managed futures strategy fund

consolidated STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(136,335)	$(323,213)
Net realized loss on investments	(842,651)	(513,060)
Net change in unrealized appreciation (depreciation) on investments	(422,691)	(618,126)
Net decrease in net assets resulting from operations	(1,401,677)	(1,454,399)

Capital Share Transactions:
Proceeds from sale of shares	3,229,334	11,007,071
Cost of shares redeemed	(3,230,280)	(10,655,298)
Net increase (decrease) from capital share transactions	(946)	351,773
Net decrease in net assets	(1,402,623)	(1,102,626)

Net Assets:
Beginning of period	14,530,332	15,632,958
End of period	$13,127,709	$14,530,332
Accumulated net investment loss at end of period	$(136,335)	$—

Capital Share Activity:
Shares sold	165,733	498,365
Shares redeemed	(165,078)	(486,344)
Net increase in shares	655	12,021

See Notes to Financial Statements.	The Guggenheim Funds semi-annual report | 21

managed futures strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
	2012[a,b]	2011[b]	2010[b]	2009[b]	2008[c,b]
Per Share Data
Net asset value, beginning of period	$20.44	$22.37	$23.19	$24.10	$25.00
Income (loss) from investment operations:
Net investment loss[d]	(.19)	(.46)	(.43)	(.49)	(.08)
Net loss on investments (realized and unrealized)	(1.80)	(1.47)	(.39)	(.42)	(.82)
Total from investment operations	(1.99)	(1.93)	(.82)	(.91)	(.90)
Net asset value, end of period	$18.45	$20.44	$22.37	$23.19	$24.10

Total Return[e]	(9.74%)	(8.63%)	(3.54%)	(3.78%)	(3.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,128	$14,530	$15,633	$28,633	$6,413
Ratios to average net assets:
Net investment loss	(1.98%)	(2.10%)	(1.96%)	(2.08%)	(2.09%)
Total expenses	2.13%	2.26%	2.19%	2.32%	2.21%
Net expenses[f]	2.07%	2.15%	2.09%	2.20%	2.21%
Portfolio turnover rate	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	Since commencement of operations: November 7, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[d]	Net investment loss per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[f]	Net expense information reflects the expense ratios after expense waivers.

22 | The Guggenheim Funds semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2012

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 29, 2005

Ten Largest Long Holdings (% of Total Net Assets)
Progress Energy, Inc.	3.2%
AboveNet, Inc.	2.5%
Goodrich Corp.	2.2%
Catalyst Health Solutions, Inc.	2.2%
Gen-Probe, Inc.	1.9%
Knology, Inc.	1.7%
P.F. Chang’s China Bistro, Inc.	1.6%
Solutia, Inc.	1.4%
Cooper Industries plc	1.2%
Ariba, Inc.	1.2%
Top Ten Total	19.1%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

The Guggenheim Funds semi-annual report | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012

multi-hedge strategies fund

	Shares	Value
COMMON STOCKS† - 55.4%

Consumer Discretionary - 9.8%
Knology, Inc.*,1	16,480	$324,163
P.F. Chang’s China Bistro, Inc.[1]	5,853	301,254
Collective Brands, Inc.*,1	7,581	162,385
Pep Boys-Manny Moe & Jack[1]	12,346	122,225
Benihana, Inc. — Class A1	5,611	90,393
Aaron’s, Inc.[1]	2,349	66,500
Comcast Corp. — Class A1	1,536	49,107
Jarden Corp.[1]	1,143	48,029
Penn National Gaming, Inc.*,1	1,067	47,578
Macy’s, Inc.[1]	1,314	45,137
Wyndham Worldwide Corp.[1]	785	41,400
MGM Resorts International*,[1]	3,489	38,937
Advance Auto Parts, Inc.[1]	513	34,997
DISH Network Corp. — Class A1	1,077	30,748
News Corp. — Class A1	1,339	29,846
O’Reilly Automotive, Inc.*,1	352	29,487
Time Warner Cable, Inc.[1]	354	29,063
Polaris Industries, Inc.[1]	378	27,019
Target Corp.[1]	412	23,975
Genuine Parts Co.[1]	394	23,739
Best Buy Company, Inc.[1]	1,102	23,098
Big Lots, Inc.*,1	533	21,741
Talbots, Inc.*,1	8,616	21,712
Kohl’s Corp.[1]	472	21,471
Nordstrom, Inc.[1]	432	21,466
Brinker International, Inc.[1]	665	21,194
Staples, Inc.[1]	1,427	18,622
LKQ Corp.*,1	511	17,067
CBS Corp. — Class B1	493	16,161
Kenneth Cole Productions, Inc. — Class A*	936	14,087
Guess?, Inc.[1]	390	11,844
Dillard’s, Inc. — Class A1	156	9,934
Hasbro, Inc.[1]	292	9,890
Fossil, Inc.*,1	106	8,113
Deckers Outdoor Corp.*,1	158	6,954
Harman International Industries, Inc.[1]	146	5,782
Thor Industries, Inc.[1]	196	5,372
Limited Brands, Inc.[1]	106	4,508
Williams-Sonoma, Inc.[1]	62	2,168
Foot Locker, Inc.[1]	70	2,141
Abercrombie & Fitch Co. — Class A1	48	1,639
BorgWarner, Inc.*,[1]	23	1,509
Tempur-Pedic International, Inc.*,1	45	1,053
Family Dollar Stores, Inc.[1]	15	997
Total Consumer Discretionary		1,834,505
Industrials - 8.6%
Goodrich Corp.[1]	3,283	416,612
Cooper Industries plc[1]	3,333	227,245
Interline Brands, Inc.*,1	7,116	178,398
Northrop Grumman Corp.[1]	680	43,377
Towers Watson & Co. — Class A1	720	43,128
AGCO Corp.*,1	941	43,031
GATX Corp.[1]	1,112	42,812
Stanley Black & Decker, Inc.[1]	584	37,586
Corrections Corporation of America[1]	1,228	36,165
Tyco International Ltd.[1]	644	34,036
Kennametal, Inc.[1]	992	32,885
Cummins, Inc.[1]	332	32,174
Republic Services, Inc. — Class A1	1,163	30,773
Union Pacific Corp.[1]	235	28,038
FedEx Corp.[1]	286	26,200
Dover Corp.[1]	478	25,626
Con-way, Inc.[1]	706	25,494
WESCO International, Inc.*,1	420	24,171
Caterpillar, Inc.[1]	272	23,096
Ryder System, Inc.[1]	635	22,866
Kirby Corp.*,1	465	21,892
WW Grainger, Inc.[1]	110	21,036
MSC Industrial Direct
Company, Inc. — Class A1	301	19,731
Fastenal Co.[1]	473	19,067
L-3 Communications Holdings, Inc.[1]	252	18,651
Air Lease Corp. — Class A*,1	947	18,362
Chicago Bridge & Iron Company N.V.[1]	474	17,993
CNH Global N.V.[1]	463	17,992
Parker Hannifin Corp.[1]	171	13,146
Kansas City Southern[1]	171	11,895
United Continental Holdings, Inc.*,1	372	9,051
Armstrong World Industries, Inc.[1]	182	8,947
Hubbell, Inc. — Class B1	96	7,482
Norfolk Southern Corp.[1]	96	6,890
Gardner Denver, Inc.[1]	106	5,608
Cintas Corp.[1]	86	3,320
General Electric Co.[1]	141	2,938
Hertz Global Holdings, Inc.*,1	127	1,626
WABCO Holdings, Inc.*	1	53
Total Industrials		1,599,393
Health Care - 7.9%
Catalyst Health Solutions, Inc.*,1	4,351	406,557
Gen-Probe, Inc.*,1	4,274	351,323
Amgen, Inc.[1]	763	55,731
Biogen Idec, Inc.*,1	361	52,121
eResearchTechnology, Inc.*,1	5,795	46,301
LifePoint Hospitals, Inc.*,1	1,088	44,586
Coventry Health Care, Inc.[1]	1,384	43,998
Cooper Companies, Inc.[1]	544	43,390
Medtox Scientific, Inc.*,1	1,536	41,411
Forest Laboratories, Inc.*,1	992	34,711
Agilent Technologies, Inc.[1]	790	31,000
United Therapeutics Corp.*,1	547	27,011
Pfizer, Inc.[1]	1,143	26,289
Gilead Sciences, Inc.*,1	512	26,255
Celgene Corp.*,1	377	24,188
Vertex Pharmaceuticals, Inc.*,1	432	24,157
Sun Healthcare Group, Inc.*	2,720	22,766
Myriad Genetics, Inc.*,1	901	21,417
Endo Health Solutions, Inc.*,1	685	21,221
AmerisourceBergen Corp. — Class A1	524	20,620
Perrigo Co.[1]	168	19,812
Bio-Rad Laboratories, Inc. — Class A*,1	196	19,602
Boston Scientific Corp.*,1	2,920	16,556

24 | The Guggenheim Funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

multi-hedge strategies fund

	Shares	Value

Allscripts Healthcare Solutions, Inc.*,1	1,460	$15,958
McKesson Corp.[1]	151	14,156
Aetna, Inc.[1]	226	8,762
UnitedHealth Group, Inc.[1]	60	3,510
Humana, Inc.[1]	35	2,710
WellPoint, Inc.[1]	40	2,552
Alexion Pharmaceuticals, Inc.*,1	17	1,688
BioMarin Pharmaceutical, Inc.*,1	30	1,187
Cigna Corp.[1]	20	880
Omnicare, Inc.[1]	15	468
Total Health Care		1,472,894
Information Technology - 6.6%
Ariba, Inc.*,1	4,999	223,755
Standard Microsystems Corp.*,1	5,654	208,575
Alliance Data Systems Corp.*,1	358	48,330
PLX Technology, Inc.*,1	7,609	48,317
Fidelity National Information Services, Inc.[1]	1,384	47,167
Ingram Micro, Inc. — Class A*,1	2,653	46,348
Dell, Inc.*,1	3,650	45,698
Activision Blizzard, Inc.[1]	3,761	45,094
IAC/InterActiveCorp.[1]	936	42,681
Tech Data Corp.*,1	841	40,511
Symantec Corp.*,1	2,663	38,906
Equinix, Inc.*,1	186	32,670
Jabil Circuit, Inc.[1]	1,576	32,041
Cisco Systems, Inc.[1]	1,692	29,051
Intel Corp.[1]	1,003	26,730
NVIDIA Corp.*,1	1,903	26,299
QUALCOMM, Inc.[1]	463	25,780
Maxim Integrated Products, Inc.[1]	921	23,614
LeCroy Corp.*,1	1,622	23,130
Tudou Holdings Ltd. ADR*,1	652	21,855
NeuStar, Inc. — Class A*,1	584	19,506
FleetCor Technologies, Inc.*,1	549	19,237
DST Systems, Inc.[1]	327	17,759
Avago Technologies Ltd.[1]	438	15,724
Applied Materials, Inc.[1]	1,128	12,927
Xilinx, Inc.[1]	358	12,018
Adobe Systems, Inc.*,1	297	9,614
Intersil Corp. — Class A1	861	9,170
Synopsys, Inc.*,1	287	8,446
Polycom, Inc.*,1	604	6,354
Motorola Solutions, Inc.[1]	126	6,062
Monster Worldwide, Inc.*,1	284	2,414
Diebold, Inc.[1]	65	2,399
Global Payments, Inc.	5	216
Total Information Technology		1,218,398
Financials - 6.2%
Pacific Capital Bancorp*,1	2,021	92,419
American Capital Ltd.*,1	4,953	49,876
Hospitality Properties Trust[1]	1,973	48,871
Assurant, Inc.[1]	1,379	48,045
Torchmark Corp.[1]	936	47,315
U.S. Bancorp[1]	1,465	47,115
American Capital Agency Corp.[1]	1,374	46,180
Edelman Financial Group, Inc.[1]	5,308	46,180
Allied World Assurance Company
Holdings AG1	569	45,219
SL Green Realty Corp.[1]	559	44,855
CNA Financial Corp.[1]	1,576	43,687
Encore Bancshares, Inc.*,1	2,098	43,282
Protective Life Corp.[1]	1,379	40,556
NASDAQ OMX Group, Inc.[1]	1,737	39,378
Huntington Bancshares, Inc.[1]	5,832	37,325
BB&T Corp.[1]	1,201	37,051
State Street Corp.[1]	808	36,069
Washington Federal, Inc.[1]	2,130	35,976
Marsh & McLennan Companies, Inc.[1]	1,061	34,196
American Financial Group, Inc.[1]	780	30,599
Arch Capital Group Ltd.*,1	710	28,180
Axis Capital Holdings Ltd.[1]	841	27,375
Douglas Emmett, Inc.[1]	1,123	25,941
Discover Financial Services[1]	715	24,725
Macerich Co.[1]	398	23,502
MetLife, Inc.[1]	639	19,713
Assured Guaranty Ltd.[1]	1,203	16,962
Annaly Capital Management, Inc.[1]	937	15,723
BlackRock, Inc. — Class A1	91	15,454
JPMorgan Chase & Co.[1]	388	13,864
HCP, Inc.[1]	206	9,095
Interactive Brokers Group, Inc. — Class A1	529	7,787
New York Community Bancorp, Inc.[1]	561	7,029
BOK Financial Corp.[1]	115	6,693
Capitol Federal Financial, Inc.[1]	363	4,312
Simon Property Group, Inc.[1]	20	3,113
Prudential Financial, Inc.[1]	50	2,422
Total Financials		1,146,084
Utilities - 6.1%
Progress Energy, Inc.[1]	9,914	596,525
CenterPoint Energy, Inc.[1]	3,276	67,716
ONEOK, Inc.[1]	1,096	46,373
Pinnacle West Capital Corp.[1]	896	46,359
DTE Energy Co.[1]	780	46,278
American Electric Power Company, Inc.[1]	1,158	46,204
CH Energy Group, Inc.	697	45,786
Consolidated Edison, Inc.[1]	735	45,710
NiSource, Inc.[1]	1,712	42,372
American Water Works Company, Inc.[1]	760	26,053
Ameren Corp.[1]	728	24,417
PPL Corp.[1]	871	24,223
NRG Energy, Inc.*,1	951	16,509
Entergy Corp.[1]	220	14,936
Public Service Enterprise Group, Inc.[1]	444	14,430
NextEra Energy, Inc.[1]	141	9,702
TECO Energy, Inc.[1]	385	6,953
CMS Energy Corp.[1]	272	6,392
Vectren Corp.[1]	39	1,151
Integrys Energy Group, Inc.[1]	20	1,137
MDU Resources Group, Inc.[1]	45	972
PG&E Corp.[1]	20	905
SCANA Corp.	10	478
Total Utilities		1,131,581

See Notes to Financial Statements.	The Guggenheim Funds semi-annual report | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

multi-hedge strategies fund

	Shares	Value

Telecommunication Services - 3.1%
AboveNet, Inc.*,1	5,509	$462,756
SureWest Communications[1]	1,899	40,012
Verizon Communications, Inc.[1]	695	30,886
HUGHES Telematics, Inc.*,1	1,736	20,745
United States Cellular Corp.*,1	433	16,722
MetroPCS Communications, Inc.*,1	239	1,446
Total Telecommunication Services		572,567
Materials - 3.1%
Solutia, Inc.[1]	9,267	259,940
CF Industries Holdings, Inc.[1]	277	53,667
Rockwood Holdings, Inc.[1]	790	35,036
LyondellBasell Industries N.V. — Class A1	851	34,269
Westlake Chemical Corp.[1]	639	33,394
Reliance Steel & Aluminum Co.[1]	593	29,946
Huntsman Corp.[1]	2,185	28,274
Steel Dynamics, Inc.[1]	2,196	25,803
International Paper Co.[1]	851	24,603
Cliffs Natural Resources, Inc.[1]	410	20,209
Silgan Holdings, Inc.[1]	268	11,441
Intrepid Potash, Inc.*,1	394	8,967
Bemis Company, Inc.[1]	68	2,131
Nucor Corp.[1]	43	1,630
Total Materials		569,310
Consumer Staples - 2.7%
Coca-Cola Enterprises, Inc.[1]	1,752	49,126
Kraft Foods, Inc. — Class A1	1,198	46,266
ConAgra Foods, Inc.[1]	1,767	45,818
Smithfield Foods, Inc.*,1	1,903	41,162
Constellation Brands, Inc. — Class A*,1	1,500	40,590
Lorillard, Inc.[1]	281	37,077
CVS Caremark Corp.[1]	760	35,515
Archer-Daniels-Midland Co.[1]	1,072	31,645
Philip Morris International, Inc.[1]	324	28,272
Reynolds American, Inc.[1]	573	25,711
Kimberly-Clark Corp.[1]	283	23,707
Church & Dwight Company, Inc.[1]	408	22,632
Herbalife Ltd.[1]	433	20,927
Clorox Co.[1]	218	15,796
Energizer Holdings, Inc.*,1	196	14,749
Walgreen Co.[1]	293	8,667
Procter & Gamble Co.[1]	45	2,756
Estee Lauder Companies, Inc. — Class A1	20	1,082
Altria Group, Inc.[1]	30	1,037
Total Consumer Staples		492,535
Energy - 1.3%
Tesoro Corp.*,1	2,014	50,269
Valero Energy Corp.[1]	1,787	43,156
Chevron Corp.[1]	332	35,026
Marathon Oil Corp.[1]	1,322	33,804
Unit Corp.*,1	665	24,531
Patterson-UTI Energy, Inc.[1]	1,163	16,933
ConocoPhillips[1]	282	15,758
National Oilwell Varco, Inc.[1]	180	11,599
Spectra Energy Corp.[1]	282	8,195
Helmerich & Payne, Inc.[1]	85	3,696
SM Energy Co.[1]	50	2,456
Williams Companies, Inc.	10	288
Total Energy		245,711
Total Common Stocks
(Cost $9,816,527)		10,282,978

EXCHANGE TRADED FUNDS† - 1.0%
iShares MSCI United Kingdom Index Fund[1]	3,999	65,144
iShares MSCI Mexico Investable
Market Index Fund[1]	618	37,976
iShares MSCI South Africa Index Fund[1]	333	21,279
iShares MSCI Singapore Index Fund[1]	1,594	19,638
iShares MSCI South Korea Index Fund[1]	355	19,458
Vanguard MSCI Emerging Markets ETF[1]	276	11,026
iShares MSCI Malaysia Index Fund[1]	232	3,311
Total Exchange Traded Funds
(Cost $178,578)		177,832

CLOSED-END FUNDS† - 16.7%
India Fund, Inc.[1]	8,347	170,111
BlackRock Enhanced Equity Dividend Trust[1]	22,969	166,296
Eaton Vance Risk-Managed Diversified
Equity Income Fund[1]	16,014	164,144
Royce Value Trust, Inc.[1]	12,855	160,170
CBRE Clarion Global Real Estate
Income Fund[1]	19,681	155,874
Liberty All Star Equity Fund[1]	32,083	144,694
Zweig Total Return Fund, Inc.[1]	10,763	132,280
Gabelli Dividend & Income Trust[1]	8,457	131,168
Eaton Vance Enhanced Equity Income
Fund II1	12,322	130,860
Adams Express Co.[1]	12,211	128,826
Western Asset/Claymore Inflation-Linked
Opportunities & Income Fund[1,4]	9,583	125,058
Eaton Vance Enhanced Equity Income Fund[1]	11,059	117,225
AGIC Equity & Convertible Income Fund[1]	5,843	96,526
Zweig Fund, Inc.[1]	6,645	79,668
General American Investors Company, Inc.[1]	2,880	78,624
BlackRock Credit Allocation Income Trust IV1	5,460	72,345
Advent Claymore Convertible Securities and
Income Fund[1,4]	4,569	70,088
Calamos Strategic Total Return Fund[1]	6,766	65,292
Western Asset/Claymore Inflation-Linked
Securities & Income Fund[1,4]	4,924	64,012
BlackRock Enhanced Capital and
Income Fund, Inc.[1]	4,780	61,184
John Hancock Bank and Thrift
Opportunity Fund[1]	3,707	60,906
First Trust Enhanced Equity Income Fund[1]	4,849	57,073
Tri-Continental Corp.[1]	3,618	55,970
BlackRock Credit Allocation Income
Trust II, Inc.[1]	4,447	48,250
GDL Fund[1]	3,674	43,757
Cohen & Steers Dividend Majors Fund, Inc.[1]	2,983	42,567
Japan Smaller Capitalization Fund, Inc.[1]	5,473	40,445
Source Capital, Inc.[1]	811	39,828
Thai Fund, Inc.[1]	2,267	36,363

26 | The Guggenheim Funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

multi-hedge strategies fund

	Shares	Value

Nuveen Tax-Advantaged Total Return Strategy Fund[1]	3,562	$35,905
Royce Micro-Capital Trust, Inc.[1]	3,881	34,653
Swiss Helvetia Fund, Inc.[1]	3,268	33,105
Clough Global Allocation Fund[1]	2,337	30,358
Lazard Global Total Return and Income Fund, Inc.[1]	2,115	29,906
H&Q Healthcare Investors[1]	1,651	28,513
Madison/Claymore Covered Call & Equity Strategy Fund[1,4]	3,439	26,240
Ellsworth Fund Ltd.[1]	3,402	23,950
Gabelli Healthcare & WellnessRx Trust[1]	2,539	21,302
Liberty All Star Growth Fund, Inc.[1]	4,184	16,694
John Hancock Hedged Equity & Income Fund[1]	1,015	15,936
Bancroft Fund Ltd.[1]	981	15,647
Madison Strategic Sector Premium Fund[1]	1,194	13,158
Royce Focus Trust, Inc.[1]	1,488	9,332
Clough Global Opportunities Fund[1]	859	9,234
Dividend and Income Fund[1]	2,549	8,565
BlackRock Credit Allocation Income Trust III, Inc.[1]	627	7,148
Diamond Hill Financial Trends Fund, Inc.[1]	552	5,526
Total Closed-End Funds
(Cost $2,912,366)		3,104,776

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 12.6%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$658,736	658,736
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	584,335	584,335
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	547,135	547,135
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	547,135	547,135
Total Repurchase Agreements
(Cost $2,337,341)		2,337,341
Total Long Investments - 85.7%
(Cost $15,244,812)		$15,902,927

	Shares
COMMON STOCKS SOLD SHORT† (33.1)%

Telecommunication Services - (0.5)%
NII Holdings, Inc.*	211	(2,159)
Sprint Nextel Corp.*	2,685	(8,753)
Windstream Corp.	2,370	(22,894)
tw telecom, Inc. — Class A*	931	(23,889)
Crown Castle International Corp.*	421	(24,696)
SBA Communications Corp. — Class A*	450	(25,672)
Total Telecommunication Services		(108,063)

Energy - (1.6)%
Nabors Industries Ltd.*	11	(158)
Cabot Oil & Gas Corp.	25	(985)
Halliburton Co.	35	(994)
Hess Corp.	35	(1,521)
Newfield Exploration Co.*	76	(2,228)
Oil States International, Inc.*	34	(2,251)
QEP Resources, Inc.	90	(2,697)
Atwood Oceanics, Inc.*	74	(2,800)
Tidewater, Inc.	91	(4,219)
Cobalt International Energy, Inc.*	228	(5,358)
Forest Oil Corp.*	740	(5,424)
Oceaneering International, Inc.	119	(5,695)
Schlumberger Ltd.	96	(6,231)
Arch Coal, Inc.	1,112	(7,662)
Ultra Petroleum Corp.*	443	(10,220)
Cimarex Energy Co.	216	(11,906)
Core Laboratories N.V.	115	(13,329)
Alpha Natural Resources, Inc.*	1,766	(15,382)
FMC Technologies, Inc.*	438	(17,183)
Teekay Corp.	646	(18,915)
Range Resources Corp.	307	(18,994)
Kosmos Energy Ltd.*	1,811	(20,012)
SEACOR Holdings, Inc.*	226	(20,200)
Cameron International Corp.*	473	(20,201)
Dresser-Rand Group, Inc.*	493	(21,957)
Anadarko Petroleum Corp.	362	(23,964)
Southwestern Energy Co.*	891	(28,450)
Total Energy		(288,936)

Consumer Staples - (1.6)%
Avon Products, Inc.	367	(5,949)
Hillshire Brands Co.	242	(7,027)
Campbell Soup Co.	226	(7,544)
PepsiCo, Inc.	156	(11,023)
DE Master Blenders 1753 N.V.*	1,212	(13,914)
Mead Johnson Nutrition Co. — Class A	226	(18,195)
Molson Coors Brewing Co. — Class B	468	(19,473)
Colgate-Palmolive Co.	188	(19,571)
HJ Heinz Co.	382	(20,773)
Kellogg Co.	428	(21,113)
Flowers Foods, Inc.	996	(23,137)
Hershey Co.	332	(23,914)
Sysco Corp.	805	(23,997)
Coca-Cola Co.	307	(24,004)
Dean Foods Co.*	1,449	(24,676)
McCormick & Company, Inc.	408	(24,745)
Total Consumer Staples		(289,055)
Materials - (2.3)%
Freeport-McMoRan Copper & Gold, Inc.	3	(102)
Cabot Corp.	23	(936)
MeadWestvaco Corp.	50	(1,438)
Greif, Inc. — Class A	50	(2,050)
Sigma-Aldrich Corp.	40	(2,957)
Newmont Mining Corp.	70	(3,396)
Rock-Tenn Co. — Class A	75	(4,091)
FMC Corp.	91	(4,867)
Ball Corp.	191	(7,841)

See Notes to Financial Statements.	The Guggenheim Funds semi-annual REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

multi-hedge strategies fund

	Shares	Value

Sonoco Products Co.	267	$(8,050)
Packaging Corporation of America	299	(8,444)
International Flavors & Fragrances, Inc.	238	(13,042)
Compass Minerals International, Inc.	171	(13,044)
Southern Copper Corp.	518	(16,322)
Praxair, Inc.	156	(16,962)
Carpenter Technology Corp.	389	(18,610)
WR Grace & Co.*	372	(18,767)
Ashland, Inc.	277	(19,199)
Ecolab, Inc.	297	(20,353)
Allied Nevada Gold Corp.*	780	(22,136)
Scotts Miracle-Gro Co. — Class A	549	(22,575)
Royal Gold, Inc.	299	(23,442)
Titanium Metals Corp.	2,088	(23,616)
Valspar Corp.	453	(23,778)
Owens-Illinois, Inc.*	1,294	(24,806)
Crown Holdings, Inc.*	759	(26,178)
Martin Marietta Materials, Inc.	347	(27,351)
Eastman Chemical Co.	1,113	(56,061)
Total Materials		(430,414)
Consumer Discretionary - (3.5)%
Netflix, Inc.*	15	(1,027)
Choice Hotels International, Inc.	40	(1,597)
Hyatt Hotels Corp. — Class A*	50	(1,858)
PulteGroup, Inc.*	176	(1,883)
DeVry, Inc.	76	(2,354)
Panera Bread Co. — Class A*	20	(2,789)
Yum! Brands, Inc.	45	(2,899)
Career Education Corp.*	443	(2,964)
Lennar Corp. — Class A	166	(5,131)
Whirlpool Corp.	85	(5,199)
TJX Companies, Inc.	141	(6,053)
JC Penney Company, Inc.	267	(6,224)
Gentex Corp.	356	(7,430)
Lear Corp.	197	(7,433)
Lamar Advertising Co. — Class A*	272	(7,779)
CarMax, Inc.*	301	(7,808)
Service Corporation International	663	(8,201)
Ross Stores, Inc.	191	(11,932)
Goodyear Tire & Rubber Co.*	1,042	(12,306)
WMS Industries, Inc.*	626	(12,489)
Under Armour, Inc. — Class A*	156	(14,739)
Starbucks Corp.	277	(14,770)
Darden Restaurants, Inc.	292	(14,784)
Federal-Mogul Corp.*	1,359	(14,949)
Tiffany & Co.	342	(18,109)
Johnson Controls, Inc.	672	(18,621)
Cablevision Systems Corp. — Class A	1,444	(19,191)
Madison Square Garden Co. — Class A*	523	(19,581)
Visteon Corp.*	584	(21,900)
Newell Rubbermaid, Inc.	1,208	(21,913)
Urban Outfitters, Inc.*	795	(21,934)
Apollo Group, Inc. — Class A*	619	(22,402)
Washington Post Co. — Class B	60	(22,429)
Bally Technologies, Inc.*	483	(22,537)
Liberty Global, Inc. — Class A*	463	(22,979)
Weight Watchers International, Inc.	446	(22,996)
Morningstar, Inc.	402	(23,252)
Amazon.com, Inc.*	106	(24,205)
Marriott International, Inc. — Class A	622	(24,382)
American Eagle Outfitters, Inc.	1,238	(24,426)
NVR, Inc.*	29	(24,650)
DreamWorks Animation SKG, Inc. —
Class A*	1,303	(24,835)
ITT Educational Services, Inc.*	430	(26,122)
H&R Block, Inc.	2,764	(44,169)
Total Consumer Discretionary		(645,231)
Health Care - (3.7)%
Allergan, Inc.	35	(3,240)
DENTSPLY International, Inc.	106	(4,008)
Stryker Corp.	76	(4,188)
Varian Medical Systems, Inc.*	70	(4,254)
Johnson & Johnson	106	(7,161)
Quest Diagnostics, Inc.	161	(9,644)
CR Bard, Inc.	116	(12,463)
Health Net, Inc.*	523	(12,693)
Alere, Inc.*	654	(12,714)
Community Health Systems, Inc.*	465	(13,034)
Tenet Healthcare Corp.*	2,657	(13,923)
Regeneron Pharmaceuticals, Inc.*	131	(14,963)
Amylin Pharmaceuticals, Inc.*	535	(15,103)
Illumina, Inc.*	413	(16,681)
Laboratory Corporation of
America Holdings*	221	(20,467)
Mylan, Inc.*	971	(20,750)
Bruker Corp.*	1,565	(20,830)
AMERIGROUP Corp.*	327	(21,553)
Warner Chilcott plc — Class A*	1,203	(21,558)
Teleflex, Inc.	387	(23,572)
Lincare Holdings, Inc.	714	(24,290)
Brookdale Senior Living, Inc. — Class A*	1,379	(24,463)
Hospira, Inc.*	714	(24,976)
Techne Corp.	347	(25,747)
Edwards Lifesciences Corp.*	250	(25,825)
SXC Health Solutions Corp.*	2,875	(285,229)
Total Health Care		(683,329)
Industrials - (4.2)%
Deere & Co.	5	(404)
Equifax, Inc.	40	(1,864)
Precision Castparts Corp.	15	(2,467)
General Cable Corp.*	116	(3,009)
GrafTech International Ltd.*	423	(4,082)
United Technologies Corp.	55	(4,154)
IDEX Corp.	131	(5,106)
CSX Corp.	247	(5,523)
J.B. Hunt Transport Services, Inc.	106	(6,318)
Emerson Electric Co.	151	(7,034)
Terex Corp.*	401	(7,150)
Quanta Services, Inc.*	312	(7,510)
Snap-on, Inc.	121	(7,532)
URS Corp.	272	(9,487)
Spirit Aerosystems Holdings, Inc. —
Class A*	463	(11,033)
CH Robinson Worldwide, Inc.	191	(11,179)

28 | The Guggenheim Funds semi-annual REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

multi-hedge strategies fund

	Shares	Value

Roper Industries, Inc.	115	$(11,337)
Joy Global, Inc.	211	(11,970)
Landstar System, Inc.	240	(12,413)
Nielsen Holdings N.V.*	518	(13,582)
Jacobs Engineering Group, Inc.*	393	(14,879)
Oshkosh Corp.*	725	(15,189)
3M Co.	176	(15,770)
Boeing Co.	221	(16,420)
Babcock & Wilcox Co.*	704	(17,248)
Pentair, Inc.	458	(17,532)
Lennox International, Inc.	382	(17,813)
Manpower, Inc.	513	(18,801)
Rockwell Collins, Inc.	382	(18,852)
Southwest Airlines Co.	2,073	(19,113)
UTI Worldwide, Inc.	1,312	(19,168)
Avery Dennison Corp.	730	(19,958)
Shaw Group, Inc.*	750	(20,483)
Iron Mountain, Inc.	639	(21,061)
Expeditors International of
Washington, Inc.	553	(21,429)
Crane Co.	619	(22,519)
Toro Co.	312	(22,866)
Ingersoll-Rand plc	553	(23,326)
Honeywell International, Inc.	418	(23,341)
United Parcel Service, Inc. — Class B	299	(23,549)
Dun & Bradstreet Corp.	332	(23,628)
Stericycle, Inc.*	262	(24,018)
Harsco Corp.	1,182	(24,089)
Flowserve Corp.	211	(24,212)
Masco Corp.	1,757	(24,369)
Manitowoc Company, Inc.	2,284	(26,723)
Eaton Corp.	2,581	(102,286)
Total Industrials		(781,796)
Information Technology - (4.4)%
Juniper Networks, Inc.*	25	(408)
Arrow Electronics, Inc.*	18	(591)
Yahoo!, Inc.*	82	(1,298)
Advanced Micro Devices, Inc.*	292	(1,673)
Vishay Intertechnology, Inc.*	193	(1,820)
Amphenol Corp. — Class A	40	(2,197)
AOL, Inc.*	80	(2,246)
Western Union Co.	191	(3,216)
Marvell Technology Group Ltd.	287	(3,237)
Riverbed Technology, Inc.*	242	(3,908)
LSI Corp.*	728	(4,637)
Microchip Technology, Inc.	141	(4,664)
KLA-Tencor Corp.	103	(5,073)
Linear Technology Corp.	171	(5,357)
VeriSign, Inc.*	141	(6,143)
Electronic Arts, Inc.*	624	(7,706)
Citrix Systems, Inc.*	101	(8,478)
MICROS Systems, Inc.*	186	(9,523)
Xerox Corp.	1,274	(10,026)
Informatica Corp.*	257	(10,887)
Hewlett-Packard Co.	574	(11,543)
WebMD Health Corp. — Class A*	585	(11,998)
Trimble Navigation Ltd.*	267	(12,285)
IPG Photonics Corp.*	335	(14,603)
Micron Technology, Inc.*	2,330	(14,702)
CoreLogic, Inc.*	921	(16,864)
PMC — Sierra, Inc.*	2,848	(17,487)
ON Semiconductor Corp.*	2,480	(17,608)
Atmel Corp.*	2,693	(18,043)
NetApp, Inc.*	570	(18,137)
FactSet Research Systems, Inc.	196	(18,216)
MEMC Electronic Materials, Inc.*	8,468	(18,375)
Cree, Inc.*	719	(18,457)
Cognizant Technology Solutions
Corp. — Class A*	322	(19,320)
Lender Processing Services, Inc.	765	(19,339)
Akamai Technologies, Inc.*	612	(19,431)
Ciena Corp.*	1,187	(19,431)
Acme Packet, Inc.*	1,046	(19,508)
Broadridge Financial Solutions, Inc.	933	(19,845)
Rovi Corp.*	1,072	(21,033)
FLIR Systems, Inc.	1,142	(22,269)
Integrated Device Technology, Inc.*	3,992	(22,435)
Youku, Inc. ADR*	1,040	(22,547)
SAIC, Inc.	1,867	(22,628)
Paychex, Inc.	725	(22,772)
Tellabs, Inc.	6,868	(22,870)
Solera Holdings, Inc.	553	(23,110)
International Rectifier Corp.*	1,172	(23,428)
Computer Sciences Corp.	946	(23,480)
National Instruments Corp.	901	(24,201)
Silicon Laboratories, Inc.*	639	(24,218)
Salesforce.com, Inc.*	176	(24,333)
JDS Uniphase Corp.*	2,325	(25,575)
Itron, Inc.*	636	(26,229)
Zebra Technologies Corp. — Class A*	1,118	(38,415)
Total Information Technology		(807,823)
Utilities - (4.5)%
Westar Energy, Inc.	80	(2,396)
Great Plains Energy, Inc.	119	(2,548)
Alliant Energy Corp.	175	(7,975)
N.V. Energy, Inc.	589	(10,355)
AES Corp.*	844	(10,829)
Exelon Corp.	288	(10,835)
Aqua America, Inc.	443	(11,057)
National Fuel Gas Co.	272	(12,779)
Questar Corp.	684	(14,268)
AGL Resources, Inc.	538	(20,848)
Hawaiian Electric Industries, Inc.	745	(21,247)
Calpine Corp.*	1,348	(22,255)
ITC Holdings Corp.	332	(22,878)
Dominion Resources, Inc.	431	(23,274)
UGI Corp.	795	(23,397)
Northeast Utilities	609	(23,635)
Duke Energy Corp.	25,917	(597,646)
Total Utilities		(838,222)
Financials - (6.8)%
Piedmont Office Realty Trust, Inc. —
Class A	9	(155)
St. Joe Co.*	20	(316)

See Notes to Financial Statements.	The Guggenheim Funds semi-annual report | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

multi-hedge strategies fund

	Shares	Value

Regions Financial Corp.	63	$(425)
PNC Financial Services Group, Inc.	10	(611)
Boston Properties, Inc.	10	(1,084)
IntercontinentalExchange, Inc.*	10	(1,360)
Goldman Sachs Group, Inc.	25	(2,397)
Wells Fargo & Co.	79	(2,642)
StanCorp Financial Group, Inc.	75	(2,787)
Associated Banc-Corp.	215	(2,836)
TD Ameritrade Holding Corp.	201	(3,417)
SunTrust Banks, Inc.	144	(3,489)
KeyCorp	497	(3,847)
Arthur J Gallagher & Co.	126	(4,419)
Morgan Stanley	307	(4,479)
City National Corp.	105	(5,101)
Bank of New York Mellon Corp.	252	(5,531)
East West Bancorp, Inc.	247	(5,795)
Synovus Financial Corp.	2,941	(5,823)
Zions Bancorporation	342	(6,642)
Fulton Financial Corp.	842	(8,412)
Affiliated Managers Group, Inc.*	82	(8,975)
Bank of America Corp.	1,142	(9,342)
First Citizens BancShares, Inc. — Class A	57	(9,499)
Host Hotels & Resorts, Inc.	609	(9,634)
BRE Properties, Inc.	216	(10,804)
Greenhill & Company, Inc.	337	(12,014)
CapitalSource, Inc.	1,788	(12,015)
Howard Hughes Corp.*	195	(12,020)
Weingarten Realty Investors	458	(12,064)
Validus Holdings Ltd.	397	(12,716)
Lazard Ltd. — Class A	513	(13,333)
Plum Creek Timber Company, Inc.	357	(14,173)
First Niagara Financial Group, Inc.	1,937	(14,818)
Hudson City Bancorp, Inc.	2,327	(14,823)
Brandywine Realty Trust	1,333	(16,449)
Jefferies Group, Inc.	1,343	(17,446)
Mack-Cali Realty Corp.	639	(18,576)
Waddell & Reed Financial, Inc. — Class A	614	(18,592)
Old Republic International Corp.	2,254	(18,686)
Allstate Corp.	564	(19,791)
Moody’s Corp.	564	(20,614)
Franklin Resources, Inc.	190	(21,088)
Vornado Realty Trust	252	(21,163)
MSCI, Inc.—Class A*	634	(21,569)
Reinsurance Group of America, Inc. — Class A	413	(21,976)
Markel Corp.*	50	(22,085)
Northern Trust Corp.	483	(22,228)
Jones Lang LaSalle, Inc.	322	(22,659)
Unum Group	1,198	(22,918)
Valley National Bancorp	2,164	(22,938)
Progressive Corp.	1,107	(23,059)
Endurance Specialty Holdings Ltd.	604	(23,145)
RenaissanceRe Holdings Ltd.	307	(23,335)
Aspen Insurance Holdings Ltd.	810	(23,409)
Leucadia National Corp.	1,112	(23,652)
CIT Group, Inc.*	669	(23,843)
T. Rowe Price Group, Inc.	379	(23,862)
Brown & Brown, Inc.	877	(23,916)
Corporate Office Properties Trust	1,021	(24,004)
XL Group plc — Class A	1,142	(24,028)
Erie Indemnity Co. — Class A	337	(24,133)
Cincinnati Financial Corp.	634	(24,136)
First Republic Bank*	719	(24,158)
Lincoln National Corp.	1,107	(24,210)
Hartford Financial ServicesGroup, Inc.	1,374	(24,224)
Bank of Hawaii Corp.	536	(24,629)
Ventas, Inc.	393	(24,806)
Raymond James Financial, Inc.	732	(25,063)
Eaton Vance Corp.	931	(25,090)
Weyerhaeuser Co.	1,127	(25,200)
SEI Investments Co.	1,268	(25,221)
First Horizon National Corp.	3,185	(27,550)
TFS Financial Corp.*	4,030	(38,486)
TCF Financial Corp.	3,423	(39,296)
Forest City Enterprises, Inc. — Class A*	3,093	(45,158)
Cullen/Frost Bankers, Inc.	794	(45,647)
Total Financials		(1,269,836)
Total Common Stock Sold Short
(Proceeds $6,081,396)		(6,142,705)

EXCHANGE TRADED FUNDS SOLD SHORT† - (17.8)%
PowerShares Emerging Markets
Sovereign Debt Portfolio	34	(980)
iShares MSCI Turkey Index Fund	65	(3,402)
iShares MSCI BRIC Index Fund	99	(3,551)
iShares Barclays 7-10 Year Treasury Bond Fund	33	(3,562)
iShares iBoxx Investment Grade Corporate Bond Fund	52	(6,118)
iShares MSCI Sweden Index Fund	265	(6,824)
iShares MSCI Emerging Markets Index Fund	191	(7,485)
iShares FTSE China 25 Index Fund	249	(8,384)
iShares MSCI Hong Kong Index Fund	532	(8,725)
iShares MSCI Taiwan Index Fund	871	(10,652)
iShares MSCI Austria Investable Market Index Fund	744	(10,706)
Market Vectors Russia ETF	424	(11,092)
iShares MSCI Australia Index Fund	531	(11,618)
iShares MSCI Germany Index Fund	618	(12,236)
iShares MSCI EMU Index Fund	456	(12,517)
iShares MSCI Belgium Investable Market Index Fund	1,283	(14,780)
iShares JPMorgan USD Emerging Markets Bond Fund	136	(15,602)
iShares MSCI France Index Fund	816	(15,977)
iShares Barclays Agency Bond Fund	142	(16,111)
iShares MSCI EAFE Index Fund	364	(18,185)
iShares MSCI Netherlands Investable Market Index Fund	1,164	$(19,876)
iShares MSCI Thailand Index Fund	388	(26,795)
iShares MSCI Canada Index Fund	1,083	(27,985)
Market Vectors Gold Miners ETF	661	(29,593)
iShares Barclays 3-7 Year Treasury Bond Fund	254	(31,242)

30 | The Guggenheim Funds semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2012

multi-hedge strategies fund

	Shares	Value

iShares MSCI Chile Investable Market Index Fund	534	$(32,836)
iShares Barclays MBS Bond Fund	338	(36,653)
iShares Barclays 20+ Year Treasury Bond Fund	301	(37,685)
iShares MSCI Brazil Index Fund	896	(46,413)
iShares MSCI Spain Index Fund	2,025	(50,220)
iShares MSCI Italy Index Fund	4,919	(55,634)
iShares MSCI Switzerland Index Fund	3,321	(76,084)
iShares Barclays TIPS Bond Fund	644	(77,087)
Powershares QQQ Trust Series 1	1,253	(80,392)
iShares MSCI Japan Index Fund	8,569	(80,634)
iShares Dow Jones US Real Estate Index Fund	1,518	(97,106)
iShares Barclays Aggregate Bond Fund	1,137	(126,548)
iPath MSCI India Index ETN*	2,934	(151,306)
SPDR Barclays Capital High Yield Bond ETF	4,688	(184,989)
SPDR S&P 500 ETF Trust	2,040	(277,992)
iShares Russell 2000 Index Fund	3,855	(307,052)
iShares Russell 1000 Growth Index Fund	7,426	(469,547)
iShares Russell 1000 Value Index Fund	11,453	(781,439)
Total Exchange Traded Funds Sold Short
(Proceeds $3,222,726)		(3,303,615)
Total Securities Sold Short - (50.9)%
(Proceeds $9,304,122)		$(9,446,320)
Other Assets & Liabilities, net - 65.2%		12,103,374
Total Net Assets - 100.0%		$18,559,980

		Unrealized
	Contracts	Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED†
March 2013 Winter Wheat
Futures Contracts
(Aggregate Value of Contracts $680,000)	17	$86,383
May 2013 Wheat
Futures Contracts
(Aggregate Value of Contracts $720,000)	18	66,448
October 2012 Sugar #11
Futures Contracts
(Aggregate Value of Contracts $637,157)	27	45,921
November 2012 Soybean
Futures Contracts
(Aggregate Value of Contracts $285,750)	4	25,024
September 2012 Soybean
Futures Contracts
(Aggregate Value of Contracts $652,613)	9	23,482
March 2013 Natural Gas
Futures Contracts
(Aggregate Value of Contracts $626,220)	18	20,573
February 2013 Live Cattle
Futures Contracts
(Aggregate Value of Contracts $569,800)	11	5,306
September 2012 Corn
Futures Contracts
(Aggregate Value of Contracts $815,750)	26	(484)
January 2013 Feeder Cattle
Futures Contracts
(Aggregate Value of Contracts $550,463)	7	(14,057)
October 2012 Lean Hogs
Futures Contracts
(Aggregate Value of Contracts $595,260)	18	(15,911)
October 2012 Gasoline RBOB
Futures Contracts
(Aggregate Value of Contracts $502,278)	5	(119,410)
(Total Aggregate Value of Contracts $6,635,291)		$123,275

FUTURES CONTRACTS PURCHASED†
December 2012 CBOE VIX Index
Futures Contracts
(Aggregate Value of Contracts $572,000)	22	(67,472)
November 2012 CBOE VIX Index
Futures Contracts
(Aggregate Value of Contracts $558,800)	22	(75,310)
August 2012 CBOE VIX Index
Futures Contracts
(Aggregate Value of Contracts $506,000)	23	(109,785)
(Total Aggregate Value of Contracts $1,636,800)		$(252,567)

FUTURES CONTRACTS SOLD SHORT†
July 2012 CBOE VIX Index
Futures Contracts
(Aggregate Value of Contracts $472,800)	24	155,280
September 2012 CBOE VIX Index
Futures Contracts
(Aggregate Value of Contracts $541,650)	23	99,836
October 2012 CBOE VIX Index
Futures Contracts
(Aggregate Value of Contracts $369,000)	15	58,819
(Total Aggregate Value of Contracts $1,383,450)		$313,935

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2012 Natural Gas
Futures Contracts
(Aggregate Value of Contracts $671,400)	20	154,533
December 2012 Gasoline RBOB
Futures Contracts
(Aggregate Value of Contracts $592,074)	6	115,751
March 2013 Sugar #11
Futures Contracts
(Aggregate Value of Contracts $724,752)	30	65,235
September 2012 Feeder Cattle
Futures Contracts
(Aggregate Value of Contracts $538,913)	7	20,971
July 2012 LME Lead
Futures Contracts
(Aggregate Value of Contracts $185,075)	4	9,682
October 2012 Live Cattle
Futures Contracts
(Aggregate Value of Contracts $894,960)	18	9,082
September 2012 Coffee ‘C’
Futures Contracts
(Aggregate Value of Contracts $256,350)	4	8,273
March 2013 Cotton #2
Futures Contracts
(Aggregate Value of Contracts $214,800)	6	6,517
July 2012 LME Nickel
Futures Contracts
(Aggregate Value of Contracts $100,224)	1	4,827

See Notes to Financial Statements.	The Guggenheim Funds semi-annual report | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012

multi-hedge strategies fund

		Unrealized
	Contracts	Gain (Loss)

September 2012 LME Primary Aluminum
Futures Contracts
(Aggregate Value of Contracts $286,463)	6	$3,617
July 2012 LME Zinc
Futures Contracts
(Aggregate Value of Contracts $141,101)	3	1,747
September 2012 Cocoa
Futures Contracts
(Aggregate Value of Contracts $68,940)	3	(180)
August 2012 WTI Crude
Futures Contracts
(Aggregate Value of Contracts $254,370)	3	(928)
September 2012 Silver
Futures Contracts
(Aggregate Value of Contracts $137,325)	1	(2,803)
September 2012 LME Nickel
Futures Contracts
(Aggregate Value of Contracts $100,374)	1	(3,034)
September 2012 Heating Oil
Futures Contracts
(Aggregate Value of Contracts $226,943)	2	(3,106)
December 2012 Soybean Oil
Futures Contracts
(Aggregate Value of Contracts $159,540)	5	(3,197)
September 2012 Copper
Futures Contracts
(Aggregate Value of Contracts $87,500)	1	(4,753)
September 2012 LME Zinc
Futures Contracts
(Aggregate Value of Contracts $140,974)	3	(6,371)
February 2013 Lean Hogs
Futures Contracts
(Aggregate Value of Contracts $592,200)	18	(7,686)
January 2013 Soybean
Futures Contracts
(Aggregate Value of Contracts $641,925)	9	(35,907)
December 2012 Wheat
Futures Contracts
(Aggregate Value of Contracts $660,450)	17	(70,527)
December 2012 Winter Wheat
Futures Contracts
(Aggregate Value of Contracts $666,400)	17	(83,984)
March 2013 Corn
Futures Contracts
(Aggregate Value of Contracts $642,500)	20	(94,878)
(Total Aggregate Value of Contracts $8,985,553)		$82,881

CREDIT DEFAULT SWAPS PROTECTION SOLD††,3

		Protection				Upfront
		Premium	Maturity	Notional	Notional	Payments	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Received	Appreciation
CDX.NA.HY-18 Index	Barclays Bank plc	5.00%	06/20/17	$2,475,000	$(2,391,469)	$(97,104)	$13,573

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2012.
[2]	Repurchase Agreements — See Note 5.
[3]	Credit Default Swaps — See Note 6.
[4]	Investment in a product that pays a management fee to a party related to the advisor.
ADR — American Depositary Receipt
plc — Public Limited Company

32 | The Guggenheim Funds semi-annual report	See Notes to Financial Statements.

multi-hedge strategies fund

consolidated STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $12,907,471)	$13,565,586
Repurchase agreements, at value
(cost $2,337,341)	2,337,341
Total investments
(cost $15,244,812)	15,902,927
Segregated cash with broker	12,211,804
Unrealized appreciation on swap agreements	13,573
Receivables:
Securities sold	90,278
Fund shares sold	21,785
Dividends	10,582
Interest	3,795
Total assets	28,254,744

Liabilities:
Securities sold short, at value
(proceeds $9,304,122)	9,446,320
Unamortized upfront premiums received on credit default swaps	97,104
Overdraft due to custodian bank	330
Payable for:
Variation margin	93,424
Fund shares redeemed	18,567
Management fees	17,329
Miscellaneous	21,690
Total liabilities	9,694,764
Net Assets	$18,559,980
Net Assets Consist of:
Paid in capital	$27,759,625
Accumulated net investment loss	(196,800)
Accumulated net realized loss on investments	(9,799,859)
Net unrealized appreciation on investments	797,014
Net assets	$18,559,980
Capital shares outstanding	834,880
Net asset value per share	$22.23

consolidated STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends (net of foreign withholding tax of $90)	$188,353
Interest	1,739
Total investment income	190,092

Expenses:
Management fees	110,244
Short sales dividend expense	98,011
Prime broker interest expense	42,153
Trustees’ fees*	796
Custodian fees	54
Miscellaneous	(491)
Total expenses	250,767
Less:
Expenses waived by Advisor	(9,041)

Net expenses	241,726
Net investment loss	(51,634)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	488,717
Swap agreements	32,792
Futures contracts	(682,187)
Securities sold short	(403,388)
Net realized loss	(564,066)
Net change in unrealized appreciation (depreciation) on:
Investments	253,587
Securities sold short	(226,484)
Swap agreements	4,766
Futures contracts	765,722
Net change in unrealized appreciation (depreciation)	797,591
Net realized and unrealized gain	233,525
Net increase in net assets resulting from operations	$181,891

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

multi-hedge strategies fund

Consolidated STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(51,634)	$(170,969)
Net realized gain (loss) on investments	(564,066)	1,956,351
Net change in unrealized appreciation (depreciation) on investments	797,591	(1,203,381)
Net increase in net assets resulting from operations	181,891	582,001

Capital Share Transactions:
Proceeds from sale of shares	4,465,289	13,784,351
Cost of shares redeemed	(4,695,171)	(13,395,324)
Net increase (decrease) from capital share transactions	(229,882)	389,027
Net increase (decrease) in net assets	(47,991)	971,028

Net Assets:
Beginning of period	18,607,971	17,636,943
End of period	$18,559,980	$18,607,971
Accumulated net investment loss at end of period	$(196,800)	$(145,166)

Capital Share Activity:
Shares sold	201,087	635,625
Shares redeemed	(211,875)	(617,928)
Net increase (decrease) in shares	(10,788)	17,697

34 | The Guggenheim Funds semi-annual REPORT	See Notes to Financial Statements.

multi-hedge strategies fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a,b]	2011[b]	2010[b]	2009[b]	2008	2007
Per Share Data
Net asset value, beginning of period	$22.00	$21.30	$20.06	$20.97	$25.95	$26.20
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.21)	(.37)	(.19)	.16	.74
Net gain (loss) on investments (realized and unrealized)	.29	.91	1.61	(.50)	(5.02)	.27
Total from investment operations	.23	.70	1.24	(.69)	(4.86)	1.01
Less distributions from:
Net investment income	—	—	—	(.22)	(.12)	(1.00)
Net realized gains	—	—	—	—	—	(.26)
Total distributions	—	—	—	(.22)	(.12)	(1.26)
Net asset value, end of period	$22.23	$22.00	$21.30	$20.06	$20.97	$25.95

Total Return[d]	0.95%	3.38%	6.18%	(3.28%)	(18.72%)	3.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,560	$18,608	$17,637	$25,563	$33,022	$31,437
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.96%)	(1.83%)	(0.95%)	0.67%	2.72%
Total expenses[e]	2.85%	2.55%	3.39%	1.87%	1.81%	1.69%
Net expenses[f]	2.75%	2.44%	3.26%	1.84%	1.81%	1.69%
Operating expenses[g]	1.15%	1.17%	1.17%	1.15%	1.15%	1.17%
Portfolio turnover rate	207%	397%	845%	1,074%	1,447%	421%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Operating expenses exclude interest and dividend expense from securities sold short.

See Notes to Financial Statements.	The Guggenheim Funds semi-annual REPORT | 35

FUND PROFILE (Unaudited)	June 30, 2012

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.

The Fund’s current benchmark is the S&P GSCI™Commodity Index (the “underlying index”).

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

36 | The Guggenheim Funds semi-annual report

Consolidated SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
commodities strategy fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 42.4%
Farmer Mac[1]
0.07% due 07/03/12	$1,000,000	$999,996
Federal Home Loan Bank[1]
0.06% due 07/05/12	1,000,000	999,994
Freddie Mac[2]
0.05% due 07/02/12	400,000	399,999
Fannie Mae[2]
0.02% due 07/09/12	400,000	399,998
Federal Farm Credit Bank[1]
0.08% due 07/31/12	400,000	399,973
Total Federal Agency Discount Notes
(Cost $3,199,960)		3,199,960

REPURCHASE AGREEMENTS††,3 - 45.0%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	957,545	957,545
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	849,394	849,394
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	795,319	795,319
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	795,319	795,319
Total Repurchase Agreements
(Cost $3,397,577)		3,397,577
Total Investments - 87.4%
(Cost $6,597,537)		$6,597,537

Other Assets & Liabilities, net - 12.6%		950,850

Total Net Assets - 100.0%		$7,548,387

		Unrealized
	Contracts	Gain

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2012 Goldman Sachs IDX
Commodity Index
Futures Contracts
(Aggregate Value of Contracts $7,501,875)	50	$135,455
September 2012 WTI Crude
Futures Contracts
(Aggregate Value of Contracts $170,380)	2	7,374
(Total Aggregate Value of Contracts $7,672,255)		$142,829

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	The Guggenheim Funds semi-annual REPORT | 37

commodities strategy fund

consolidated STATEMENT OF  ASSETS AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $3,199,960)	$3,199,960
Repurchase agreements, at value
(cost $3,397,577)	3,397,577
Total investments
(cost $6,597,537)	6,597,537
Segregated cash with broker	538,050
Receivables:
Variation margin	422,305
Fund shares sold	20,912
Interest	20
Total assets	7,578,824
Liabilities:
Payable for:
Management fees	4,669
Fund shares redeemed	1,794
Transfer agent and administrative fees	1,554
Investor service fees	1,554
Portfolio accounting fees	621
Miscellaneous	20,245
Total liabilities	30,437
Net Assets	$7,548,387
Net Assets Consist of:
Paid in capital	$27,217,079
Accumulated net investment loss	(1,807,726)
Accumulated net realized loss on investments	(18,003,795)
Net unrealized appreciation on investments	142,829
Net assets	$7,548,387
Capital shares outstanding	724,446
Net asset value per share	$10.42

consolidated STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Interest	$4,465
Total investment income	4,465
Expenses:
Management fees	41,534
Transfer agent and administrative fees	12,136
Investor service fees	12,136
Portfolio accounting fees	4,854
Professional fees	9,867
Custodian fees	1,199
Trustees’ fees*	613
Miscellaneous	230
Total expenses	82,569
Less:
Expenses waived by Advisor	(5,116)
Net expenses	77,453
Net investment loss	(72,988)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(909,183)
Net realized loss	(909,183)
Net change in unrealized appreciation
(depreciation) on:
Futures contracts	234,801
Net change in unrealized appreciation
(depreciation)	234,801
Net realized and unrealized loss	(674,382)
Net decrease in net assets resulting from operations	$(747,370)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | The Guggenheim Funds semi-annual REPORT	See Notes to Financial Statements.

commodities strategy fund

consolidated STATEMENTS OF CHANGES IN NET ASSETS

	Period ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(72,988)	$(246,535)
Net realized loss on investments	(909,183)	(707,206)
Net change in unrealized appreciation (depreciation) on investments	234,801	(806,163)
Net decrease in net assets resulting from operations	(747,370)	(1,759,904)

Distributions to Shareholders from:
Net investment income	—	(1,290,600)
Total distributions to shareholders	—	(1,290,600)

Capital Share Transactions:
Proceeds from sale of shares	14,251,583	56,637,342
Distributions reinvested	—	1,290,600
Cost of shares redeemed	(16,708,256)	(60,130,934)
Net decrease from capital share transactions	(2,456,673)	(2,202,992)
Net decrease in net assets	(3,204,043)	(5,253,496)

Net Assets:
Beginning of period	10,752,430	16,005,926
End of period	$7,548,387	$10,752,430
Accumulated net investment loss at end of period	$(1,807,726)	$(1,734,738)

Capital Share Activity:
Shares sold	1,205,994	4,150,818
Shares issued from reinvestment of distributions	—	110,402
Shares redeemed	(1,427,452)	(4,492,928)
Net decrease in shares	(221,458)	(231,708)

See Notes to Financial Statements.	The Guggenheim Funds semi-annual REPORT | 39

commodities strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a,b]	2011[b]	2010[b]	2009[b]	2008	2007
Per Share Data
Net asset value, beginning of period	$11.37	$13.59	$12.58	$11.47	$23.78	$18.15
Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)	(.22)	(.17)	(.13)	.16	.71
Net gain (loss) on investments (realized
and unrealized)	(.86)	(.65)	1.18	1.45	(11.69)	4.92
Total from investment operations	(.95)	(.87)	1.01	1.32	(11.54)	5.63
Less distributions from:
Net investment income	—	(1.35)	—	(.21)	(.77)	—
Total distributions	—	(1.35)	—	(.21)	(.77)	—
Net asset value, end of period	$10.42	$11.37	$13.59	$12.58	$11.47	$23.78

Total Return[d]	(8.36%)	(6.64%)	8.03%	11.56%	(49.02%)	31.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,548	$10,752	$16,006	$21,386	$15,781	$43,624
Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.59%)	(1.46%)	(1.10%)	0.56%	3.52%
Total expenses	1.70%	1.76%	1.67%	1.58%	1.50%	1.48%
Net expenses[e]	1.60%	1.64%	1.58%	1.46%	1.29%	1.28%
Portfolio turnover rate	—	—	69%	359%	427%	346%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.

40 | The Guggenheim Funds semi-annual REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary, and Significant

Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2012, the Trust consisted of fifty-seven separate funds. This report covers the Alternative Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the “underlying funds”) instead of individual securities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets of
	Inception	Net Assets at	the Fund at
	Date of	June 30,	June 30,
	Subsidiary	2012	2012
Managed Futures
Strategy Fund	11/07/08	$289,403	2.2%
Multi-Hedge
Strategies Fund	04/15/09	1,465,151	7.9%
Commodities
Strategy Fund	07/21/09	1,166,195	15.4%

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The Guggenheim Funds semi-annual REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Open-end investment companies (“Mutual Funds”) are valued at their net assets value per share (“NAV”) as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

42 | The Guggenheim Funds semi-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

G. Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds and certain underlying Funds utilize short sales and a variety of derivative instruments including options, futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed byan exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the

The Guggenheim Funds semi-annual REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, options, futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period:

Management Fees
Fund	(as a % of Net Assets)
U.S. Long Short Momentum Fund	0.90%
Alternative Strategies Allocation Fund	—
Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary. This undertaking will continue in effect for so long as each Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination. In any event, this undertaking will continue through April 30, 2013.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

GI manages the investment and reinvestment of the assets of the Alternative Strategies Allocation Fund in accordance with the investment objectives, policies, and limitations of the Fund. As part of its agreement with the Trust, GI will pay all expenses of the Fund, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. The Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by GI, as previously noted.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by GI, as previously noted.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and

44 | The Guggenheim Funds semi-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by GI, as previously noted. Organizational and setup costs for new funds are paid by the Trust.

The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to RDL at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

		Level 1		Level 2
	Level 1	Other	Level 2	Other	Level 3
	Investments	Financial	Investments	Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
U.S. Long Short Momentum Fund	$33,948,124	$—	$3,770,273	$—	$—	$37,718,397
Alternative Strategies Allocation Fund	7,262,605	6,231	79,535	—	—	7,348,371
Managed Futures Strategy Fund	—	98,104	12,829,250	—	—	12,927,354
Multi-Hedge Strategies Fund	13,565,586	987,307	2,337,341	13,573	—	16,903,807
Commodities Strategy Fund	—	142,829	6,597,537	—	—	6,740,366
Liabilities
U.S. Long Short Momentum Fund	$—	$260,920	$—	$—	$—	$260,920
Alternative Strategies Allocation Fund	—	6,273	—	—	—	6,273
Managed Futures Strategy Fund	—	412,353	—	—	—	412,353
Multi-Hedge Strategies Fund	9,446,320	719,783	—	—	—	10,166,103

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2012, there were no transfers between levels.

The Guggenheim Funds semi-annual REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2012.

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
U.S. Long Short Momentum Fund
ASSETS:
Beginning Balance	$277
Total realized gains or losses included in earnings	(1,930)
Total unrealized gains or losses included in earnings	2,544
Sales	(891)
Ending Balance	$—

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Notes
0.08%			2.13% - 3.13%
Due 07/02/12	$83,325,691	$83,326,246	05/15/21 - 08/15/21	$77,916,900	$84,992,397
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.12%			2.13%
Due 07/02/12	64,111,705	64,112,346	05/31/15	60,339,400	63,461,469
			U.S. Treasury Bill
			0.00%
			05/02/13	1,935,400	1,932,497
HSBC Group			Freddie Mac Notes
0.12%			3.00% - 4.38%
Due 07/02/12	53,250,000	53,250,533	07/28/14 - 07/17/15	49,520,000	54,315,889
Deutsche Bank			U.S. Treasury Note
0.10%			0.38%
Due 07/02/12	53,250,000	53,250,444	11/15/14	54,281,500	54,315,068

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the Multi-Hedge Strategies Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty

46 | The Guggenheim Funds semi-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and may also receive or pay an upfront premium that serves as an adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table on page 32 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30,2012.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
U.S. Long Short Momentum Fund	x	x	x
Alternative Strategies Allocation Fund	x	x
Managed Futures Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x
Commodities Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s net
	assets on a daily basis
Fund	Long	Short
U.S. Long Short Momentum Fund	0%	25%
Alternative Strategies Allocation Fund	5%	5%
Managed Futures Strategy Fund	40%	60%
Multi-Hedge Strategies Fund	45%	70%
Commodities Strategy Fund	105%	0%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2012:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Variation margin	Variation margin
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2012:

Asset Derivative Investments Value
	Futures	Futures	Futures	Futures	Swaps
	Equity	Currency	Interest Rate	Commodity	Credit Default	Total Value at
Fund	Contracts*	Contracts*	Contracts*	Contracts*	Contracts	June 30, 2012
Alternative Strategies Allocation Fund	$5,943	$—	$288	$—	$—	$6,231
Managed Futures Strategy Fund	—	—	56,325	41,779	—	98,104
Multi-Hedge Strategies Fund	313,935	—	—	673,372	13,573	1,000,880
Commodities Strategy Fund	—	—	—	142,829	—	142,829

The Guggenheim Funds semi-annual REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Liability Derivative Investments Value
	Futures	Futures	Futures	Futures	Swaps
	Equity	Currency	Interest Rate	Commodity	Credit Default	Total Value at
Fund	Contracts*	Contracts*	Contracts*	Contracts*	Contracts	June 30, 2012
U.S. Long Short Momentum Fund	$260,920	$—	$—	$—	$—	$260,920
Alternative Strategies Allocation Fund	5,424	849	—	—	—	6,273
Managed Futures Strategy Fund	—	94,757	—	317,596	—	412,353
Multi-Hedge Strategies Fund	252,567	—	—	467,216	—	719,783

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
					Swaps	Options
	Futures	Futures	Futures	Futures	Credit	Purchased
	Equity	Currency	Interest Rate	Commodity	Default	Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
U.S. Long Short Momentum Fund	$100,486	$—	$—	$—	$—	$—	$100,486
Alternative Strategies Allocation Fund	1,914	(7,480)	2,493	—	—	—	(3,073)
Managed Futures Strategy Fund	—	(239,003)	(80,561)	(523,087)	—	—	(842,651)
Multi-Hedge Strategies Fund	(178,313)	—	—	(503,874)	32,792	(4,012)	(653,407)
Commodities Strategy Fund	—	—	—	(909,183)	—	—	(909,183)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
					Swaps	Options
	Futures	Futures	Futures	Futures	Credit	Purchased
	Equity	Currency	Interest Rate	Commodity	Default	Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
U.S. Long Short Momentum Fund	$(260,752)	$—	$—	$—	$—	$—	$(260,752)
Alternative Strategies Allocation Fund	7,737	(2,509)	288	—	—	—	5,516
Managed Futures Strategy Fund	—	(146,001)	14,688	(291,378)	—	—	(422,691)
Multi-Hedge Strategies Fund	482,685	—	—	283,037	4,766	—	770,488
Commodities Strategy Fund	—	—	—	234,801	—	—	234,801

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008-2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary

48 | The Guggenheim Funds semi-annual REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain
U.S. Long Short Momentum Fund	$34,978,030	$3,799,464	$(1,059,096)	$2,740,368
Alternative Strategies Allocation Fund	7,558,516	97,547	(313,924)	(216,377)
Managed Futures Strategy Fund	12,829,250	—	—	—
Multi-Hedge Strategies Fund	5,964,490	920,019	(285,704)	634,315
Commodities Strategy Fund	946,798	—	(946,798)	(946,798)

9. Securities Transactions

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
U.S. Long Short Momentum Fund	$31,894,350	$31,314,250
Alternative Strategies Allocation Fund	2,776,754	1,641,754
Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	7,846,844	8,169,618
Commodities Strategy Fund	—	—

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S.Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2012. The Funds did not have any borrowings under this agreement at June 30, 2012.

Fund	Average Daily Balance
Alternative Strategies Allocation Fund	$1,785

11. Fund Merger

At a meeting held on November 21, 2011, the Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”) unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Trust’s Alternative Strategies Allocation Fund with and into the Multi-Hedge Strategies Fund, each a separate series of the Trust. The agreement provides for: (a) the transfer of the assets and stated liabilities of each share class of the Alternative Strategies Allocation Fund in exchange for the corresponding share class of the Multi-Hedge Strategies Fund, and (b) the distribution of the appropriate share class of the Multi-Hedge Strategies Fund pro rata by theAlternative Strategies Allocation Fund to its shareholders, in complete liquidation of the Alternative Strategies Allocation Fund (the “Reorganization”). The Reorganization was a tax-free

THE GUGGENHEIM FUNDS semi-annual REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

transaction and was approved at a Special Meeting of Shareholders on June 29, 2012. The Reorganization occurred on July 13, 2012. Shareholders will receive the applicable class of shares of the Multi-Hedge Strategies Fund with a value equal to the value of their investment in the Alternative Strategies Allocation Fund as of 4:00 p.m., Eastern Time on the Closing Date (the “Effective Time”). Following the distribution of Multi-Hedge Strategies Fund shares, the Alternative Strategies Allocation Fund will cease operations and be liquidated.

12. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from shareholders, including Rydex Variable Trust, the proceeds paid out in connection with the LBO. This adversary proceeding has been consolidated in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.), and has been stayed pending further order of that court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex Variable Trust has been named as a defendant in one or more of these suits. Like the adversary proceeding described above, these cases have been consolidated in the multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap CoreEquity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $ 1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

50 | THE GUGGENHEIM FUNDS semi-annual REPORT

Other Information (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE GUGGENHEIM FUNDS semi-annual REPORT | 51

INFORMATION ON BOARD OF trustees AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Length of Service
Name and	as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	149
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	149
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	149
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	149
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present

Werner E. Keller	Rydex Series Funds – 2005	149
(1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

52| THE GUGGENHEIM FUNDS semi-annual REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	149
(1960)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	149
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present

Roger Somers	Rydex Series Funds – 1993	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

THE GUGGENHEIM FUNDS semi-annual REPORT | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a/ PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a/ PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

54 | THE GUGGENHEIM FUNDS semi-annual REPORT

GUGGENHEIM INVESTMENTS PRIVACY Policies

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identi-fication number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose.And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS semi-annual REPORT | 55

GUGGENHEIM INVESTMENTS PRIVACY Policies (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

56 | THE GUGGENHEIM FUNDS semi-annual REPORT

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805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800 820 0888
RVALTS-SEMI-0612x1212

ASSET ALLOCATION FUNDS

ALL-ASSET CONSERVATIVE STRATEGY FUND

ALL-ASSET MODERATE STRATEGY FUND

ALL-ASSET AGGRESSIVE STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both the Organization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator of the broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index* (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays Capital U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays Capital U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

about shareholders’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

about shareholders’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
All-Asset Conservative Strategy Fund	0.00%	3.49%	$1,000.00	$1,034.90	$—
All-Asset Moderate Strategy Fund	0.00%	4.76%	1,000.00	1,047.60	—
All-Asset Aggressive Strategy Fund	0.00%	6.01%	1,000.00	1,060.10	—

Table 2.Based on hypothetical 5% return (before expenses)
All-Asset Conservative Strategy Fund	0.00%	5.00%	$1,000.00	$1,024.86	$—
All-Asset Moderate Strategy Fund	0.00%	5.00%	1,000.00	1,024.86	—
All-Asset Aggressive Strategy Fund	0.00%	5.00%	1,000.00	1,024.86	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2012

all-asset conservative strategy FUND

OBJECTIVE: Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
SBL Fund — Series E
(U.S. Intermediate Bond Series)	19.8%
iShares Barclays Aggregate Bond
Fund	14.4%
RVT — U.S. Long Short Momentum
Fund	10.9%
SBL Fund — Series P
(High Yield Series)	6.5%
RVT — Multi-Hedge Strategies Fund	6.4%
SBL Fund — Series B
(Large Cap Value Series)	4.8%
SBL Fund — Series Y (Large Cap
Concentrated Growth Series)	4.8%
RSF — Long Short Interest Rate
Strategy Fund — H Class	2.5%
SBL Fund — Series D
(MSCI EAFE Equal Weight Series)	2.3%
SBL Fund — Series V
(Mid Cap Value Series)	1.3%
Top Ten Total	73.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF – Rydex Series Funds

RVT – Rydex Variable Trust

SBL – Security Benefit Life

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
all-asset conservative strategy fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 14.4%
iShares Barclays Aggregate Bond Fund	17,051	$1,897,776
Total Exchange Traded Funds
(Cost $1,870,745)		1,897,776
MUTUAL FUNDS†,1 - 64.7%
Fixed Income Funds - 26.3%
SBL Fund — Series E (U.S. Intermediate
Bond Series)	187,583	2,611,157
SBL Fund — Series P (High Yield Series)	29,845	852,966
Total Fixed Income Funds		3,464,123
Alternatives Funds - 23.6%
RVT — U.S. Long Short Momentum Fund*	116,374	1,432,559
RVT — Multi-Hedge Strategies Fund*	38,093	846,814
RSF — Long Short Interest Rate Strategy
Fund — H Class*	14,142	325,555
RVT — Managed Futures Strategy Fund*	7,603	140,278
RSF — Event Driven and Distressed
Strategies Fund — H Class*	5,188	132,975
RSF — Long/Short Commodities Strategy
Fund — H Class	5,302	123,585
RSF — Long Short Equity Strategy
Fund — H Class*	4,545	117,221
Total Alternatives Funds		3,118,987
Domestic Equity Funds - 12.5%
SBL Fund — Series B (Large Cap Value Series)	24,273	638,131
SBL Fund — Series Y (Large Cap Concentrated
Growth Series)	60,636	630,006
SBL Fund — Series V (Mid Cap Value Series)	2,951	166,422
SBL Fund — Series J (Mid Cap Growth Series)	5,163	162,467
SBL Fund — Series Q (Small Cap Value Series)	806	27,902
SBL Fund — Series X (Small Cap Growth Series)	1,392	27,429
Total Domestic Equity Funds		1,652,357
International Equity Funds - 2.3%
SBL Fund — Series D (MSCI EAFE Equal
Weight Series)	34,077	303,966
Total Mutual Funds
(Cost $7,399,204)		8,539,433

	Face Amount

REPURCHASE AGREEMENT††,2 - 20.5%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$2,705,635	2,705,635
Total Repurchase Agreement
(Cost $2,705,635)		2,705,635
Total Investments - 99.6%
(Cost $11,975,584)		$13,142,844
Other Assets & Liabilities, net - 0.4%		49,568
Total Net Assets - 100.0%		$13,192,412

	Contracts	Unrealized Gain

FUTURES CONTRACTS PURCHASED†
September 2012 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $640,395)	9	$27,300
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $882,212)	13	26,218
September 2012 Nikkei 225 Index
Futures Contracts
(Aggregate Value of
Contracts $136,725)	3	7,642
September 2012 FTSE 100 Index
Futures Contracts
(Aggregate Value of
Contracts $86,830)	1	2,131
September 2012 SPI 200 Index
Futures Contracts
(Aggregate Value of
Contracts $104,754)	1	629
September 2012 S&P/TSX 60 IX Index
Futures Contracts
(Aggregate Value of
Contracts $129,813)	1	37
(Total Aggregate Value of
Contracts $1,980,729)		$63,957
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 5 Year
Note Futures Contracts
(Aggregate Value of
Contracts $1,736,437)	14	$3,886
September 2012 U.S. Treasury 10 Year
Note Futures Contracts
(Aggregate Value of
Contracts $667,188)	5	1,881
(Total Aggregate Value of
Contracts $2,403,625)		$5,767

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
all-asset conservative strategy fund

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $101,630)	1	$2,783
September 2012 British Pound
Futures Contracts
(Aggregate Value of
Contracts $97,869)	1	849
September 2012 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $98,060)	1	7
(Total Aggregate Value of
Contracts $297,559)		$3,639

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX
Currency Futures Contracts
(Aggregate Value of
Contracts $316,675)	2	$(1,698)
FUTURES CONTRACTS SOLD SHORT†
July 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of
Contracts $121,686)	3	$(5,572)
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $159,440)	2	(7,134)
September 2012 DAX Index
Futures Contracts
(Aggregate Value of
Contracts $203,569)	1	(7,661)
(Total Aggregate Value
of Contracts $484,695)		$(20,367)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 5.

  RSF — Rydex Series Funds

  RVT — Rydex Variable Trust

  SBL — Security Benefit Life

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET CONSERVATIVE STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $1,870,745)	$1,897,776
Investments in affiliated issuers, at value
(cost $7,399,204)	8,539,433
Repurchase agreements, at value
(cost $2,705,635)	2,705,635
Total investments
(cost $11,975,584)	13,142,844
Segregated cash with broker	155,742
Cash	5,610
Receivables:
Variation margin	19,080
Interest	12
Total assets	13,323,288
Liabilities:
Foreign currency, at value
(cost $5,672)	5,908
Payable for:
Fund shares redeemed	124,968
Total liabilities	130,876
Net Assets	$13,192,412
Net Assets Consist of:
Paid in capital	$14,201,549
Undistributed net investment income	39,967
Accumulated net realized loss on investments	(2,267,440)
Net unrealized appreciation on investments	1,218,336
Net assets	$13,192,412
Capital shares outstanding	542,542
Net asset value per share	$24.32

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$17,603
Interest	706
Total investment income	18,309

Expenses:
Total expenses	—
Net investment income	18,309

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	138
Investments in affiliated issuers	(6,336)
Futures contracts	77,199
Foreign currency	(104)
Net realized gain	70,897

Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	15,603
Investments in affiliated issuers	268,437
Futures contracts	38,986
Foreign currency	(225)
Net change in unrealized
appreciation (depreciation)	322,801
Net realized and unrealized gain	393,698
Net increase in net assets resulting
from operations	$412,007

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

ALL-ASSET CONSERVATIVE STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment income	$18,309	$18,418
Net realized gain on investments	70,897	115,274
Net change in unrealized appreciation (depreciation) on investments	322,801	(270,063)
Net increase (decrease) in net assets resulting from operations	412,007	(136,371)

Distributions to Shareholders from:
Net investment income	(4,930)	(20,098)[a]
Net realized gains	—	(25,169)[a]
Total distributions to shareholders	(4,930)	(45,267)

Capital Share Transactions:
Proceeds from sale of shares	3,599,826	12,997,889
Distributions reinvested	4,930	45,267
Cost of shares redeemed	(2,310,986)	(12,654,474)
Net increase from capital share transactions	1,293,770	388,682
Net increase in net assets	1,700,847	207,044

Net Assets:
Beginning of period	11,491,565	11,284,521
End of period	$13,192,412	$11,491,565
Undistributed net investment income at end of period	$39,967	$26,588

Capital Share Activity:
Shares sold	148,986	540,708
Shares issued from reinvestment of distributions	201	1,927
Shares redeemed	(95,461)	(525,815)
Net increase in shares	53,726	16,820

a For financial reporting purposes certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$23.51	$23.91	$22.83	$21.73	$25.68	$25.09
Income (loss) from investment operations:
Net investment income[b]	.04	.04	.05	.40	.89	.61
Net gain (loss) on investments
(realized and unrealized)	.78	(.35)	1.63	.70	(3.67)	1.00
Total from investment operations	.82	(.31)	1.68	1.10	(2.78)	1.61
Less distributions from:
Net investment income	(.01)	(.04)[h]	(.59)[h]	(—)[c]	(.91)	(.33)[h]
Net realized gains	—	(.05)[h]	(.01)[h]	—	(.26)	(.69)[h]
Total distributions	(.01)	(.09)	(.60)	(—)[c]	(1.17)	(1.02)
Net asset value, end of period	$24.32	$23.51	$23.91	$22.83	$21.73	$25.68

Total Return[d]	3.49%	(1.30%)	7.40%	5.06%	(10.83%)	6.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,192	$11,492	$11,285	$8,171	$11,022	$5,439
Ratios to average net assets:
Net investment income	0.32%	0.16%	0.20%	1.86%	3.72%	2.33%
Total expenses[e]	—	0.04%	—	—[g]	0.01%	0.03%
Net expenses[f]	—	—	—	—[g]	0.01%	0.03%
Portfolio turnover rate	17%	148%	165%	291%	314%	395%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Less than 0.01%.
[h]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2012

all-asset Moderate strategy FUND

OBJECTIVE: Seeks to primarily provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
SBL Fund — Series E
(U.S. Intermediate Bond Series)	18.5%
RVT — U.S. Long Short Momentum
Fund	14.8%
iShares Barclays Aggregate Bond
Fund	12.8%
SBL Fund — Series B (Large Cap
Value Series)	6.9%
SBL Fund — Series Y (Large Cap
Concentrated Growth Series)	6.8%
RVT — Multi-Hedge Strategies Fund	5.2%
SBL Fund — Series D (MSCI EAFE
Equal Weight Series)	4.5%
RSF — Long Short Interest Rate
Strategy Fund — H Class	2.9%
SBL Fund — Series V (Mid Cap
Value Series)	2.0%
SBL Fund — Series J (Mid Cap
Growth Series)	1.9%
Top Ten Total	76.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF – Rydex Series Funds

RVT – Rydex Variable Trust

SBL – Security Benefit Life

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
all-asset Moderate strategy fund

	Shares	Value

EXCHANGE TRADED FUNDS† - 12.8%
iShares Barclays Aggregate Bond Fund	22,618	$2,517,383
Total Exchange Traded Funds
(Cost $2,480,620)		2,517,383
MUTUAL FUNDS†,1 - 69.4%
Alternatives Funds - 26.5%
RVT — U.S. Long Short Momentum Fund*	236,524	2,911,607
RVT — Multi-Hedge Strategies Fund*	46,099	1,024,785
RSF — Long Short Interest Rate Strategy
Fund — H Class*	24,735	569,404
RVT — Managed Futures Strategy Fund*	10,791	199,099
RSF — Event Driven and Distressed
Strategies Fund — H Class*	7,608	194,991
RSF — Long Short Equity Strategy
Fund — H Class*	6,598	170,162
RSF — Long/Short Commodities Strategy
Fund — H Class	6,517	151,922
Total Alternatives Funds		5,221,970
Fixed Income Funds - 19.8%
SBL Fund — Series E (U.S. Intermediate
Bond Series)	260,659	3,628,374
SBL Fund — Series P (High Yield Series)	9,727	277,998
Total Fixed Income Funds		3,906,372
Domestic Equity Funds - 18.6%
SBL Fund — Series B (Large Cap Value Series)	51,488	1,353,625
SBL Fund — Series Y (Large Cap Concentrated
Growth Series)	129,346	1,343,905
SBL Fund — Series V (Mid Cap Value Series)	6,835	385,498
SBL Fund — Series J (Mid Cap Growth Series)	11,993	377,411
SBL Fund — Series Q (Small Cap Value Series)	2,824	97,789
SBL Fund — Series X (Small Cap Growth Series)	4,956	97,673
Total Domestic Equity Funds		3,655,901
International Equity Funds - 4.5%
SBL Fund — Series D (MSCI EAFE Equal
Weight Series)	98,624	879,727
Total Mutual Funds
(Cost $11,522,529)		13,663,970

	Face Amount

REPURCHASE AGREEMENT††,2 - 13.9%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$2,726,147	2,726,147
Total Repurchase Agreement
(Cost $2,726,147)		2,726,147
Total Investments - 96.1%
(Cost $16,729,296)		$18,907,500
Other Assets & Liabilities, net - 3.9%		759,224
Total Net Assets - 100.0%		$19,666,724

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,171,600)	32	$72,657
September 2012 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,351,945)	19	59,726
September 2012 Nikkei 225
Index Futures Contracts
(Aggregate Value of
Contracts $182,300)	4	11,790
July 2012 Hang Seng Index
Futures Contracts
(Aggregate Value of
Contracts $125,963)	1	4,467
September 2012 FTSE 100
Index Futures Contracts
(Aggregate Value of
Contracts $173,659)	2	4,263
September 2012 SPI 200
Index Futures Contracts
(Aggregate Value of
Contracts $209,508)	2	1,257
September 2012 S&P/TSX 60 IX
Index Futures Contracts
(Aggregate Value of
Contracts $129,813)	1	37
(Total Aggregate Value of
Contracts $4,344,788)		$154,197

NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
all-asset Moderate strategy fund

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 10 Year
Note Futures Contracts
(Aggregate Value of
Contracts $1,734,688)	13	$7,488
September 2012 U.S. Treasury 5 Year
Note Futures Contracts
(Aggregate Value of
Contracts $1,116,281)	9	2,589
(Total Aggregate Value of
Contracts $2,850,969)		$10,077
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $203,260)	2	$5,565
September 2012 British Pound
Futures Contracts
(Aggregate Value of
Contracts $195,738)	2	1,697
September 2012 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $196,120)	2	15
(Total Aggregate Value of
Contracts $595,118)		$7,277

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $633,350)	4	$(3,396)
FUTURES CONTRACTS SOLD SHORT†
September 2012 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $159,440)	2	$(7,134)
September 2012 DAX Index
Futures Contracts
(Aggregate Value of
Contracts $203,569)	1	(7,661)
July 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of
Contracts $202,810)	5	(9,287)
(Total Aggregate Value of
Contracts $565,819)		$(24,082)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 5.

  RSF — Rydex Series Funds

  RVT — Rydex Variable Trust

  SBL — Security Benefit Life

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET MODERATE STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $2,480,620)	$2,517,383
Investments in affiliated issuers, at value
(cost $11,522,529)	13,663,970
Repurchase agreements, at value
(cost $2,726,147)	2,726,147
Total investments
(cost $16,729,296)	18,907,500
Segregated cash with broker	306,628
Cash	18,004
Receivables:
Fund shares sold	380,860
Variation margin	72,552
Interest	12
Total assets	19,685,556
Liabilities:
Foreign currency, at value
(cost $18,139)	18,569
Payable for:
Fund shares redeemed	263
Total liabilities	18,832
Net Assets	$19,666,724
Net Assets Consist Of:
Paid in capital	$21,526,880
Undistributed net investment income	62,899
Accumulated net realized loss on investments	(4,244,914)
Net unrealized appreciation on investments	2,321,859
Net assets	$19,666,724
Capital shares outstanding	790,238
Net asset value per share	$24.89

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$24,307
Interest	909
Total investment income	25,216

Expenses:
Total expenses	—
Net investment income	25,216

Net Realized And Unrealized Gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	450
Investments in affiliated issuers	70,885
Futures contracts	261,888
Foreign currency	562
Net realized gain	333,785
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	22,445
Investments in affiliated issuers	450,251
Futures contracts	106,557
Foreign currency	(452)
Net change in unrealized appreciation
(depreciation)	578,801
Net realized and unrealized gain	912,586
Net increase in net assets resulting
from operations	$937,802

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

ALL-ASSET MODERATE STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2012	December 31,
	(Unaudited)	2011
Increase (Decrease) In Net Assets From Operations:
Net investment income	$25,216	$32,682
Net realized gain on investments	333,785	358,892
Net change in unrealized appreciation (depreciation) on investments	578,801	(969,347)
Net increase (decrease) in net assets resulting from operations	937,802	(577,773)

Distributions To Shareholders From:
Net investment income	(9,102)	(40,301)[a]
Net realized gains	—	(41,167)[a]
Total distributions to shareholders	(9,102)	(81,468)

Capital Share Transactions:
Proceeds from sale of shares	2,486,548	9,199,143
Distributions reinvested	9,102	81,468
Cost of shares redeemed	(2,953,441)	(10,546,739)
Net decrease from capital share transactions	(457,791)	(1,266,128)
Net increase (decrease) in net assets	470,909	(1,925,369)

Net Assets:
Beginning of period	19,195,815	21,121,184
End of period	$19,666,724	$19,195,815
Undistributed net investment income at end of period	$62,899	$46,785

Capital Share Activity:
Shares sold	100,699	372,015
Shares issued from reinvestment of distributions	361	3,416
Shares redeemed	(118,315)	(427,909)
Net decrease in shares	(17,255)	(52,478)

a For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012 [a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$23.77	$24.56	$23.23	$20.78	$25.96	$25.01
Income (loss) from investment operations:
Net investment income[b]	.03	.04	.05	.26	.47	.36
Net gain (loss) on investments
(realized and unrealized)	1.10	(.73)	1.76	2.19	(5.04)	1.27
Total from investment operations	1.13	(.69)	1.81	2.45	(4.57)	1.63
Less distributions from:
Net investment income	(.01)	(.05)[g]	(.47)[g]	(—)[c]	(.44)	(.22)[g]
Net realized gains	—	(.05)[g]	(.01)[g]	—	(.17)	(.46)[g]
Total distributions	(.01)	(.10)	(.48)	(—)[c]	(.61)	(.68)
Net asset value, end of period	$24.89	$23.77	$24.56	$23.23	$20.78	$25.96

Total Return[d]	4.76%	(2.81%)	7.86%	11.79%	(17.58%)	6.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,667	$19,196	$21,121	$18,676	$19,841	$14,285
Ratios to average net assets:
Net investment income	0.25%	0.16%	0.20%	1.25%	1.99%	1.36%
Total expenses[e]	—	0.04%	— [h]	— [h]	— [h]	0.01%
Net Expenses[f]	—	—	— [h]	— [h]	— [h]	0.01%
Portfolio turnover rate	23%	108%	187%	256%	232%	269%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
[h]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2012

all-asset Aggressive strategy FUND

OBJECTIVE: Seeks to primarily provide growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)

RVT — U.S. Long Short Momentum
Fund	17.6%
iShares Barclays Aggregate Bond
Fund	10.6%
SBL Fund — Series B
(Large Cap Value Series)	9.5%
SBL Fund — Series Y (Large Cap
Concentrated Growth Series)	9.4%
SBL Fund — Series E
(U.S. Intermediate Bond Series)	9.4%
RVT — Multi-Hedge Strategies Fund	4.6%
SBL Fund — Series D (MSCI EAFE
Equal Weight Series)	4.6%
RSF — Long Short Interest Rate
Strategy Fund — H Class	3.4%
SBL Fund — Series V
(Mid Cap Value Series)	2.5%
SBL Fund — Series J
(Mid Cap Growth Series)	2.5%
Top Ten Total	74.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

RSF – Rydex Series Funds

RVT – Rydex Variable Trust

SBL – Security Benefit Life

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
all-asset aggressive strategy fund

	Shares	Value
EXCHANGE TRADED FUNDs† - 10.6%
iShares Barclays Aggregate Bond Fund	4,544	$505,747
Total Exchange Traded Fund
(Cost $500,175)		505,747

MUTUAL FUNDS†,1 - 70.0%
Alternatives Funds - 29.1%
RVT — U.S. Long Short Momentum Fund*	67,936	836,293
RVT — Multi-Hedge Strategies Fund*	9,822	218,337
RSF — Long Short Interest Rate Strategy
Fund — H Class*	7,064	162,609
RSF — Event Driven and Distressed
Strategies Fund — H Class*	1,858	47,624
RVT — Managed Futures Strategy Fund*	2,563	47,283
RSF — Long Short Equity Strategy
Fund — H Class*	1,601	41,300
RSF — Long/Short Commodities Strategy
Fund — H Class	1,429	33,306
Total Alternatives Funds		1,386,752
Domestic Equity Funds - 26.3%
SBL Fund — Series B (Large Cap Value Series)	17,156	451,040
SBL Fund — Series Y (Large Cap
Concentrated Growth Series)	43,103	447,844
SBL Fund — Series V (Mid Cap Value Series)	2,123	119,758
SBL Fund — Series J (Mid Cap Growth Series)	3,720	117,074
SBL Fund — Series Q (Small Cap Value Series)	1,621	56,145
SBL Fund — Series X (Small Cap Growth Series)	2,825	55,681
Total Domestic Equity Funds		1,247,542
Fixed Income Funds - 10.0%
SBL Fund — Series E (U.S. Intermediate
Bond Series)	32,144	447,441
SBL Fund — Series P (High Yield Series)	1,063	30,380
Total Fixed Income Funds		477,821
International Equity Funds - 4.6%
SBL Fund — Series D
(MSCI EAFE Equal Weight Series)	24,331	217,028
Total Mutual Funds
(Cost $2,757,858)		3,329,143

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 17.0%
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	$807,951	807,951
Total Repurchase Agreement
(Cost $807,951)		807,951
Total Investments - 97.6%
(Cost $4,065,984)		$4,642,841
Other Assets & Liabilities, net - 2.4%		114,669
Total Net Assets - 100.0%		$4,757,510

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
September 2012 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $814,350)	12	$29,024
September 2012 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $498,085)	7	22,004
September 2012 Nikkei 225 Index
Futures Contracts
(Aggregate Value of
Contracts $45,575)	1	2,948
(Total Aggregate Value of
Contracts $1,358,010)		$53,976

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2012 U.S. Treasury 10
Year Note Futures Contracts
(Aggregate Value of
Contracts $266,875)	2	1,152
September 2012 U.S. Treasury 5
Year Note Futures Contracts
(Aggregate Value of
Contracts $248,063)	2	575
(Total Aggregate Value of
Contracts $514,938)		$1,727

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2012
all-asset aggressive strategy fund

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2012 British Pound
Futures Contracts
(Aggregate Value of
Contracts $97,869)	1	$849

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2012 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $158,338)	1	$(849)

FUTURES CONTRACTS SOLD SHORT†
July 2012 CAC40 10 Euro Index
Futures Contracts
(Aggregate Value of
Contracts $40,562)	1	$(1,857)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 5.

  RSF — Rydex Series Funds

  RVT — Rydex Variable Trust

  SBL — Security Benefit Life

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET AGGRESSIVE STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments in unaffiliated issuers, at value
(cost $500,175)	$505,747
Investments in affiliated issuers, at value
(cost $2,757,858)	3,329,143
Repurchase agreements, at value
(cost $807,951)	807,951
Total Investments
(cost $4,065,984)	4,642,841
Foreign Currency, at value
(cost $6,883)	6,823
Segregated cash with broker	81,652
Receivables:
Variation margin	32,960
Fund shares sold	59
Interest	5
Total assets	4,764,340
Liabilities:
Overdraft due to custodian bank	6,695
Payable for:
Fund shares redeemed	135
Total liabilities	6,830
Net Assets	$4,757,510
Net Assets Consist of:
Paid in capital	$5,178,550
Undistributed net investment income	10,877
Accumulated net realized loss on investments	(1,062,559)
Net unrealized appreciation on investments	630,642
Net assets	$4,757,510
Capital shares outstanding	197,866
Net asset value per share	$24.04

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$5,028
Interest	246
Total investment income	5,274

Expenses:
Total expenses	—
Net investment income	5,274

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	106
Investments in affiliated issuers	18,499
Futures contracts	79,538
Foreign currency	(86)
Net realized gain	98,057
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	4,475
Investments in affiliated issuers	127,249
Futures contracts	39,802
Foreign currency	(59)
Net change in unrealized appreciation
(depreciation)	171,467
Net realized and unrealized gain	269,524
Net increase in net assets resulting
from operations	$274,798

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

ALL-ASSET AGGRESSIVE STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended	Year
	June 30,	Ended
	2012	December 31,
	(Unaudited)	2011

Increase (Decrease) In Net Assets From Operations:
Net investment income	$5,274	$8,111
Net realized gain on investments	98,057	687,188
Net change in unrealized appreciation (depreciation) on investments	171,467	(1,036,370)
Net increase (decrease) in net assets resulting from operations	274,798	(341,071)

Distributions To Shareholders From:
Net investment income	(5,379)	(23,761)[a]
Net realized gains	—	(23,447)[a]
Total distributions to shareholders	(5,379)	(47,208)

Capital Share Transactions:
Proceeds from sale of shares	615,896	4,467,442
Distributions reinvested	5,379	47,208
Cost of shares redeemed	(711,306)	(11,836,574)
Net decrease from capital share transactions	(90,031)	(7,321,924)
Net increase (decrease) in net assets	179,388	(7,710,203)

Net Assets:
Beginning of period	4,578,122	12,288,325
End of period	$4,757,510	$4,578,122
Undistributed net investment income at end of period	$10,877	$10,982

Capital Share Activity:
Shares sold	25,803	182,503
Shares issued from reinvestment of distributions	220	2,065
Shares redeemed	(29,723)	(495,292)
Net decrease in shares	(3,700)	(310,724)

a For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

All-asset Aggressive strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012[a]	2011	2010	2009	2008	2007
Per Share Data
Net asset value, beginning of period	$22.71	$23.99	$21.51	$18.17	$25.21	$24.48
Income (loss) from investment operations:
Net investment income[b]	.03	.03	.06	.11	.25	.29
Net gain (loss) on investments
(realized and unrealized)	1.33	(1.06)	2.59	3.23	(6.57)	1.32
Total from investment operations	1.36	(1.03)	2.65	3.34	(6.32)	1.61
Less distributions from:
Net investment income	(.03)	(.13)[g]	(.16)[g]	(—)[c]	(.24)	(.17)[g]
Net realized gains	—	(.12)[g]	(.01)[g]	—	(.48)	(.71)[g]
Total distributions	(.03)	(.25)	(.17)	(—)[c]	(.72)	(.88)
Net asset value, end of period	$24.04	$22.71	$23.99	$21.51	$18.17	$25.21

Total Return[d]	6.01%	(4.29%)	12.34%	18.38%	(25.04%)	6.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,758	$4,578	$12,288	$7,974	$6,636	$6,874
Ratios to average net assets:
Net investment income	0.22%	0.12%	0.27%	0.56%	1.11%	1.12%
Total expenses[e]	—	0.08%	— [h]	— [h]	— [h]	0.01%
Net Expenses[f]	—	— [h]	— [h]	— [h]	— [h]	0.01%
Portfolio turnover rate	29%	109%	168%	307%	308%	300%

a	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income per share was computed using average shares outstanding throughout the period.
c	Distributions from net investment income are less than $0.01 per share.
d	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
e	Does not include expenses of the underlying funds in which the Fund invests.
f	Net expense information reflects the expense ratios after expense waivers.
g	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
[h]	Less than 0.01%

See notes to financial statements.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2012, the Trust consisted of fifty-seven separate funds. This report covers the Asset Allocation Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of mutual funds (the “underlying funds”), within the same group of affiliated investment companies, and exchange-traded funds (“ETFs”), instead of in individual securities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The underlying funds are valued at their net asset value per share (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date and ETFs are valued at the last quoted sales price. Short-term securities with a maturity of 60 days or less and repurchase agreements, are valued at amortized cost, which approximates market value.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.

The Funds also directly utilize futures contracts as part of their investment strategies. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

In conjunction with the use of futures, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

GI manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay GI a management fee. As part of its agreement with the Trust, GI will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds and ETF’s in which the Fund invests.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total
Assets
All-Asset Conservative Strategy Fund	$10,437,209	$73,363	$2,705,635	$—	$13,216,207
All-Asset Moderate Strategy Fund	16,181,353	171,551	2,726,147	—	19,079,051
All-Asset Aggressive Strategy Fund	3,834,890	56,552	807,951	—	4,699,393
Liabilities
All-Asset Conservative Strategy Fund	$—	$22,065	$—	$—	$22,065
All-Asset Moderate Strategy Fund	—	27,478	—	—	27,478
All-Asset Aggressive Strategy Fund	—	2,706	—	—	2,706

* Other financial instruments includes futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2012, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.08%			3.13%
Due 07/02/12	$12,208,307	$12,208,389	05/15/21	$10,861,600	$12,452,581

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
All-Asset Conservative Strategy Fund	35%	5%
All-Asset Moderate Strategy Fund	40%	5%
All-Asset Aggressive Strategy Fund	40%	5%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2012:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity/Interest rate/Currency contracts	Variation margin	Variation margin

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2012:

Asset Derivative Investments Value
	Futures	Futures	Futures
	Equity	Currency	Interest Rate	Total Value at
	Contracts*	Contracts*	Contracts*	June 30, 2012
All-Asset Conservative Strategy Fund	$63,957	$3,639	$5,767	$73,363
All-Asset Moderate Strategy Fund	154,197	7,277	10,077	171,551
All-Asset Aggressive Strategy Fund	53,976	849	1,727	56,552

Liability Derivative Investments Value
	Futures	Futures	Futures
	Equity	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	June 30, 2012
All-Asset Conservative Strategy Fund	$20,367	$1,698	$—	$22,065
All-Asset Moderate Strategy Fund	24,082	3,396	—	27,478
All-Asset Aggressive Strategy Fund	1,857	849	—	2,706

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2012:

Location on the Statements of Operations
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest rate/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
	Futures	Futures	Futures
	Equity	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
All-Asset Conservative Strategy Fund	$83,876	$(30,822)	$24,145	$77,199
All-Asset Moderate Strategy Fund	266,238	(36,747)	32,397	261,888
All-Asset Aggressive Strategy Fund	78,566	(4,673)	5,645	79,538

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
	Futures	Futures	Futures
	Equity	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
All-Asset Conservative Strategy Fund	$38,861	$281	$(156)	$38,986
All-Asset Moderate Strategy Fund	98,109	1,333	7,115	106,557
All-Asset Aggressive Strategy Fund	38,075	—	1,727	39,802

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
All-Asset Conservative Strategy Fund	$12,174,714	$1,008,278	$(40,148)	$968,130
All-Asset Moderate Strategy Fund	17,006,096	1,952,709	(51,305)	1,901,404
All-Asset Aggressive Strategy Fund	4,175,108	483,068	(15,425)	467,643

8. Securities Transactions

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
All-Asset Conservative Strategy Fund	$2,880,690	$1,540,616
All-Asset Moderate Strategy Fund	4,106,965	3,852,070
All-Asset Aggressive Strategy Fund	1,302,283	1,152,132

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2012. The Funds did not have any borrowings under this agreement at June 30, 2012.

The following table illustrates the average daily balance borrowed for the period ended June 30, 2012:

Average
Fund	Daily Balance
All-Asset Conservative Strategy Fund	$17
All-Asset Moderate Strategy Fund	22
All-Asset Aggressive Strategy Fund	6

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street
16th Floor

New York, NY 10022
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	149
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	149
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	149
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	149
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	149
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	149
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	149
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present

Roger Somers	Rydex Series Funds – 1993	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
––––––––––––––––––––––––	–––––––––––––––––––––––––––
Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc.,Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
––––––––––––––––––––––––	–––––––––––––––––––––––––––

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Fund, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011);  Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

guggenheim investments PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

guggenheim investments PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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GUGGENHEIM INVESTMENTS

805 King Farm Blvd, Suite 600
Rockville, MD 20850
www.rydex-sgi.com

800 820 0888
RVAEP-SEMI-03-0612x1212

DWA FLEXIBLE ALLOCATION FUND

DWA SECTOR ROTATION FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

Uncertainty continued to affect securities markets over the six months ended June 30, 2012. The U.S. equity market had strong performance for the period, combining a stellar first quarter with a weak second period, when concern grew about sovereign debt in several European nations, a fledgling U.S. economic recovery and the sustainability of economic growth in Asia. Fixed-income securities, including riskier bonds, also generally provided positive returns over the six-month period, although risk aversion in late spring drove investors into dollar-denominated assets, sending rates on U.S. Treasury bonds to near historic lows.

Weak economic reports in May 2012 indicated that the world’s major economies were beginning to slip in unison, and both theOrganization for Economic Cooperation and Development and the International Monetary Fund forecast lower global growth for 2012. This was in spite of recent efforts from leading central bankers to recharge the global economy, including a restructuring of Greece’s debt that enabled a new international bailout earlier in 2012, and an injection of liquidity from the European Central Bank in December that lessened financial stresses across the continent and contributed to improvement in global financial markets in early 2012. However, manufacturing gauges in late spring 2012 indicated that the eurozone was entering a period of economic contraction, meaning that policy makers may need to do more to revive growth across the region and keep the problem from infecting other countries.

Although the U.S. was in better shape than many countries, slowing growth and job creation late in the period indicated the economy is having difficulty gaining traction. U.S. gross domestic product (“GDP”) was reported to have grown at an annualized 1.9% pace in the first quarter of 2012, compared with a 3.0% rate in the fourth quarter of 2011. Companies continue to be cautious in spending and hiring, even though corporate profits have continued to rise, although at a pace lower than in recent quarters. This is translating into weak income growth for consumers, leading them to keep their spending in check and eroding sentiment.

To foster growth, the U.S. Federal Reserve (the “Fed”) has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers, and seems prepared to sustain quantitative easing if the employment and growth picture worsens. The Fed did extend until January its operation twist, a bond-exchange program designed to lower long-term interest rates.

For the six-month period ended June 30, 2012, the Standard & Poor’s 500® Index* (“S&P”), which is generally regarded as an indicator ofthe broad U.S. stock market, returned 9.49%. Foreign markets were weaker, but positive: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index* (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 2.96%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 3.93%.

In the bond market, lower-rated bonds outperformed higher quality issues, as investors sought yield. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 2.37% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 7.27%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index* was 0.04% for the six-month period.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

*Indices are defined as follows:

The Standard & Poor’s 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1–3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management businesses of Guggenheim Partners, LLC (“GP”), which includes Security Investors, LLC (“SI”), the investment adviser to the referenced funds. Rydex Distributors, LLC, is affiliated with GP and SI.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2011 and ending June 30, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2011	June 30, 2012	Period[2]
Table 1. Based on actual Fund return[3]
DWA Flexible Allocation Fund	1.84%	(0.56%)	$1,000.00	$994.40	$9.12
DWA Sector Rotation Fund	1.84%	(0.63%)	1,000.00	993.70	9.12

Table 2. Based on hypothetical 5% return (before expenses)
DWA Flexible Allocation Fund	1.84%	5.00%	$1,000.00	$1,015.71	$9.22
DWA Sector Rotation Fund	1.84%	5.00%	1,000.00	1,015.71	9.22

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2011 to June 30, 2012.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2012

dwa flexible allocation fund

OBJECTIVE: Seeks to provide capital appreciation with capital preservation as a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 28, 2010

Ten Largest Holdings (% of Total Net Assets)
iShares Nasdaq Biotechnology Index Fund	8.6%
Powershares QQQ Trust Series 1	8.4%
Technology Select Sector SPDR Fund	8.4%
Consumer Discretionary Select Sector SPDR Fund	8.4%
iShares Dow Jones US Consumer Services Sector Index Fund	8.2%
iShares Dow Jones US Financial Sector Index Fund	8.2%
Vanguard Financials ETF	8.2%
Vanguard Consumer Discretionary ETF	8.1%
Financial Select Sector SPDR Fund	8.1%
iShares Cohen & Steers Realty Majors Index Fund	8.1%
Top Ten Total	82.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
DWA FLEXIBLE ALLOCATION FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 98.8%
Sector Fund-BMI Consumer Discretionary - 24.8%
Consumer Discretionary Select
Sector SPDR Fund	29,189	$1,277,894
iShares Dow Jones US Consumer
Services Sector Index Fund	15,423	1,252,502
Vanguard Consumer Discretionary
ETF	17,857	1,238,204
Total Sector Fund-BMI
Consumer Discretionary		3,768,600
Sector Fund-Financials - 24.5%
iShares Dow Jones US Financial
Sector Index Fund	22,637	1,251,373
Vanguard Financials ETF	40,218	1,249,171
Financial Select Sector SPDR Fund	84,537	1,235,931
Total Sector Fund-Financials		3,736,475
Sector Fund-Technology - 16.4%
Technology Select Sector SPDR
Fund	44,725	1,285,844
iShares Dow Jones US Technology
Sector Index Fund	16,918	1,205,408
Total Sector Fund-Technology		2,491,252
Sector Fund-Real Estate - 16.1%
iShares Cohen & Steers Realty
Majors Index Fund	15,639	1,229,851
Vanguard REIT ETF	18,778	1,228,645
Total Sector Fund-Real Estate		2,458,496
Sector Fund-Biotechnology - 8.6%
iShares Nasdaq Biotechnology
Index Fund	10,064	1,307,867
Equity Funds - 8.4%
Powershares QQQ Trust Series 1	20,051	1,286,472
Total Exchange Traded Funds
(Cost $14,753,683)		15,049,162

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 1.5%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$64,315	64,315
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	57,052	57,052
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	53,420	53,420
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	53,420	53,420
Total Repurchase Agreements
(Cost $228,207)		228,207
Total Investments - 100.3%
(Cost $14,981,890)		$15,277,369
Other Assets & Liabilities,
net - (0.3)%		(47,271)
Total Net Assets - 100.0%		$15,230,098

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5. REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

DWA FLEXIBLE ALLOCATION FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2012

Assets:
Investments, at value
(cost $14,753,683)	$15,049,162
Repurchase agreements, at value
(cost $228,207)	228,207
Total investments
(cost $14,981,890)	15,277,369
Receivables:
Dividends	1,600
Total assets	15,278,969
Liabilities:
Payable for:
Management fees	12,460
Transfer agent and administrative fees	3,115
Investor service fees	3,115
Portfolio accounting fees	1,246
Fund shares redeemed	819
Miscellaneous	28,116
Total liabilities	48,871
Net assets	$15,230,098
Net assets consist of:
Paid in capital	$16,613,242
Accumulated net investment loss	(449,551)
Accumulated net realized loss on investments	(1,229,072)
Net unrealized appreciation on investments	295,479
Net assets	$15,230,098
Capital shares outstanding	719,309
Net asset value per share	$21.17

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2012

Investment Income:
Dividends	$92,993
Interest	989
Total investment income	93,982

Expenses:
Management fees	84,546
Transfer agent and administrative fees	21,136
Investor service fees	21,136
Portfolio accounting fees	8,455
Professional fees	13,840
Custodian fees	2,010
Trustees’ fees*	909
Miscellaneous	3,427
Total expenses	155,459
Net investment loss	(61,477)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(392,598)
Net realized loss	(392,598)
Net change in unrealized appreciation
(depreciation) on:
Investments	443,651
Net change in unrealized appreciation
(depreciation)	443,651

Net realized and unrealized gain	51,053
Net decrease in net assets resulting
from operations	$(10,424)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DWA FLEXIBLE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (decrease) in net assets from operations:
Net investment loss	$(61,477)	$(210,258)
Net realized loss on investments	(392,598)	(782,659)
Net change in unrealized appreciation (depreciation) on investments	443,651	(1,579,249)
Net decrease in net assets resulting from operations	(10,424)	(2,572,166)

Distributions To Shareholders From:
Net investment income	—	(86,536)
Net realized gains	—	(420,821)
Total distributions to shareholders	—	(507,357)

Capital Share Transactions:
Proceeds from sale of shares	450,284	5,404,839
Distributions reinvested	—	507,357
Cost of shares redeemed	(2,394,929)	(6,697,960)
Net decrease from capital share transactions	(1,944,645)	(785,764)
Net decrease in net assets	(1,955,069)	(3,865,287)

Net Assets:
Beginning of period	17,185,167	21,050,454
End of period	$15,230,098	$17,185,167
Accumulated net investment loss at end of period	$(449,551)	$(388,074)

Capital Share Activity:
Shares sold	19,933	220,759
Shares issued from reinvestment of distributions	—	23,348
Shares redeemed	(107,703)	(292,347)
Net decrease in shares	(87,770)	(48,240)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

DWA FLEXIBLE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,
	2012[a]	2011[f]	2010[b,f]
Per Share Data
Net asset value, beginning of period	$21.29	$24.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.23)	.12
Net loss on investments (realized and unrealized)	(.04)	(2.50)	(.51)
Total from investment operations	(.12)	(2.73)	(.39)
Less distributions from:
Net investment income	—	(.10)	—
Net realized gains	—	(.49)	—
Total distributions	—	(.59)	—
Net asset value, end of period	$21.17	$21.29	$24.61

Total Return[d]	(0.56%)	(11.14%)	(1.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,230	$17,185	$21,050
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.97%)	0.83%
Total expenses[e]	1.84%	1.85%	1.84%
Portfolio turnover rate	213%	356%	305%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 28, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Guggenheim Investments directly managed the Fund effective November 14, 2011. Prior to November 14, 2011, Dorsey, Wright & Associates, LLC sub-advised the Fund.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2012

dwa SECTOR ROTation fund

OBJECTIVE: Seeks to provide long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 28, 2010

Ten Largest Holdings (% of Total Net Assets)
PowerShares Dynamic Pharmaceuticals Portfolio	11.4%
iShares Nasdaq Biotechnology Index Fund	10.8%
SPDR S&P Retail ETF	10.3%
iShares Dow Jones US Pharmaceuticals Index Fund	10.2%
Technology Select Sector SPDR Fund	10.2%
PowerShares Dynamic Retail Portfolio	9.9%
PowerShares S&P SmallCap Consumer Discretionary Portfolio	9.2%
iShares Dow Jones US Industrial Sector Index Fund	9.2%
iShares Dow Jones US Financial Sector Index Fund	9.1%
SPDR Dow Jones REIT ETF	9.0%
Top Ten Total	99.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2012
DWA SECTOR ROTATION FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 99.3%
Sector Fund-Health Care - 21.7%
PowerShares Dynamic
Pharmaceuticals Portfolio	66,003	$2,188,659
iShares Dow Jones US Pharmaceuticals
Index Fund	22,679	1,964,228
Total Sector Fund-Health Care		4,152,887
Sector Fund-Retail - 20.1%
SPDR S&P Retail ETF	33,353	1,968,828
PowerShares Dynamic Retail Portfolio	77,136	1,890,603
Total Sector Fund-Retail		3,859,431
Sector Fund-Biotechnology - 10.8%
iShares Nasdaq Biotechnology
Index Fund	15,937	2,071,093
Sector Fund-Technology - 10.2%
Technology Select Sector
SPDR Fund	68,191	1,960,491
Sector Fund-BMI Consumer Discretionary - 9.2%
PowerShares S&P SmallCap Consumer
Discretionary Portfolio	58,240	1,765,254
Sector Fund-Industrials - 9.2%
iShares Dow Jones US Industrial
Sector Index Fund	25,921	1,761,073
Sector Fund-Financials - 9.1%
iShares Dow Jones US Financial
Sector Index Fund	31,570	1,745,190
Sector Fund-Real Estate - 9.0%
SPDR Dow Jones REIT ETF	23,602	1,720,350
Total Exchange Traded Funds
(Cost $18,089,943)		19,035,769

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 1.1%
Mizuho Financial Group, Inc.
issued 06/29/12 at 0.12%
due 07/02/12	$62,043	62,043
Credit Suisse Group
issued 06/29/12 at 0.08%
due 07/02/12	55,036	55,036
Deutsche Bank
issued 06/29/12 at 0.10%
due 07/02/12	51,532	51,532
HSBC Group
issued 06/29/12 at 0.12%
due 07/02/12	51,532	51,532
Total Repurchase Agreements
(Cost $220,143)		220,143
Total Investments - 100.4%
(Cost $18,310,086)		$19,255,912
Other Assets & Liabilities,
net - (0.4)%		(84,426)
Total Net Assets - 100.0%		$19,171,486

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5. REIT — Real Estate Investment Trust

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DWA SECTOR ROTATION FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2012

Assets:
Investments, at value
(cost $18,089,943)	$19,035,769
Repurchase agreements, at value
(cost $220,143)	220,143

Total investments
(cost $18,310,086)	19,255,912
Total assets	19,255,912
Liabilities:
Payable for:
Fund shares redeemed	19,872
Management fees	15,654
Transfer agent and administrative fees	3,913
Investor service fees	3,913
Portfolio accounting fees	1,565
Miscellaneous	39,509
Total liabilities	84,426
Net assets	$19,171,486
Net assets consist of:
Paid in capital	$19,947,851
Accumulated net investment loss	(131,539)
Accumulated net realized loss on investments	(1,590,652)
Net unrealized appreciation on investments	945,826
Net assets	$19,171,486
Capital shares outstanding	870,094
Net asset value per share	$22.03

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2012

Investment Income:
Dividends	$70,492
Interest	97
Total investment income	70,589

Expenses:
Management fees	109,891
Transfer agent and administrative fees	27,473
Investor service fees	27,473
Portfolio accounting fees	10,989
Professional fees	19,135
Custodian fees	2,676
Trustees’ fees*	1,226
Miscellaneous	3,265
Total expenses	202,128
Net investment loss	(131,539)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(77,459)
Net realized loss	(77,459)
Net change in unrealized appreciation
(depreciation) on:
Investments	227,938
Net change in unrealized appreciation
(depreciation)	227,938

Net realized and unrealized gain	150,479
Net increase in net assets resulting
from operations	$18,940

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DWA SECTOR ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2012	December 31,
	(Unaudited)	2011
Increase (decrease) in net assets from operations:
Net investment loss	$(131,539)	$(238,897)
Net realized gain (loss) on investments	(77,459)	674,701
Net change in unrealized appreciation (depreciation) on investments	227,938	(2,684,447)
Net increase (decrease) in net assets resulting from operations	18,940	(2,248,643)

Distributions To Shareholders From:
Net investment income	—	(42,734)
Total distributions to shareholders	—	(42,734)

Capital Share Transactions:
Proceeds from sale of shares	336,065	4,213,685
Distributions reinvested	—	42,734
Cost of shares redeemed	(4,854,297)	(13,849,319)
Net decrease from capital share transactions	(4,518,232)	(9,592,900)
Net decrease in net assets	(4,499,292)	(11,884,277)

Net Assets:
Beginning of period	23,670,778	35,555,055
End of period	$19,171,486	$23,670,778
Accumulated net investment loss at end of period	$(131,539)	$—

Capital Share Activity:
Shares sold	14,749	175,540
Shares issued from reinvestment of distributions	—	1,952
Shares redeemed	(212,473)	(593,516)
Net decrease in shares	(197,724)	(416,024)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,
	2012[a]	2011[f]	2010[b,f]
Per Share Data
Net asset value, beginning of period	$22.17	$23.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.14)	(.18)	.03
Net loss on investments (realized and unrealized)	—	(1.57)	(1.07)
Total from investment operations	(.14)	(1.75)	(1.04)
Less distributions from:
Net investment income	—	(.04)	—
Total distributions	—	(.04)	—
Net asset value, end of period	$22.03	$22.17	$23.96

Total Return[d]	(0.63%)	(7.31%)	(4.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,171	$23,671	$35,555
Ratios to average net assets:
Net investment income (loss)	(1.20%)	(0.78%)	0.22%
Total expenses[e]	1.84%	1.86%	1.84%
Portfolio turnover rate	154%	307%	312%

[a]	Unaudited figures for the period ended June 30, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 28, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Guggenheim Investments directly managed the Fund effective November 14, 2011. Prior to November 14, 2011, Dorsey, Wright & Associates, LLC sub-advised the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2012, the Trust consisted of fifty-seven separate funds. This report covers the DWA Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI, RFS and RDL are affiliated entities.

Each Fund, a “fund of funds,” seeks to achieve its investment objective by investing primarily in a portfolio of exchange-traded funds (“ETFs”) (“underlying funds”) or other exchange-traded products (“ETPs”) to allocate its investment exposure to market segments including domestic equity, international equity, fixed income and alternative assets.

Dorsey, Wright & Associates, LLC (“Dorsey Wright”) is an independent and privately owned registered investment advisory firm. In November 2011, Dorsey Wright granted a non-transferable, non-exclusive right and license to the Advisor to use the models and related trademarks in connection with the management of the Funds. Prior to November 2011, Dorsey Wright served as the Funds’ investment sub-adviser and used the same technical models in managing the Funds’ investment programs. In exchange for the use of the models, the Advisor has agreed to pay Dorsey Wright a monthly licensing fee that is based on each Fund’s assets under management. Dorsey Wright retains all rights of ownership in and to the models and any related marks, and is the sole owner of all right, title and interest in and to the models and related marks.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4.00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

The Funds invest to a significant extent in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

3. Fees And Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at an annual percentage rate of 1.00% of the average daily net assets of each Fund.

GI bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with GI. GI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to RDL at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain officers and trustees of the Trust are also officers of GI, RFS and RDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2012:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
DWA Flexible Allocation Fund	$15,049,162	$228,207	$—	$15,277,369
DWA Sector Rotation Fund	19,035,769	220,143	—	19,255,912

For the period ended June 30, 2012, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Notes
0.08%			2.13% - 3.13%
Due 07/02/12	$56,870,568	$56,870,947	05/15/21 - 08/15/21	$54,380,100	$58,007,983
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.12%			2.13%
Due 07/02/12	64,111,705	64,112,346	05/31/15	60,339,400	63,461,469
			U.S. Treasury Bill
			0.00%
			05/02/13	1,935,400	1,932,497
HSBC Group			Freddie Mac Notes
0.12%			3.00% - 4.38%
Due 07/02/12	53,250,000	53,250,533	07/28/14 - 07/17/15	49,520,000	54,315,889
Deutsche Bank			U.S. Treasury Note
0.10%			0.38%
Due 07/02/12	53,250,000	53,250,444	11/15/14	54,281,500	54,315,068

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	loss	Gain(Loss)
DWA Flexible Allocation Fund	$15,324,316	$150,983	$(197,929)	$(46,946)
DWA Sector Rotation Fund	18,715,366	677,898	(137,352)	540,546

7. Securities Transactions

For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were:

	Purchases	Sales
DWA Flexible Allocation Fund	$33,187,004	$35,068,487
DWA Sector Rotation Fund	33,825,868	38,534,691

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2012. The Funds did not have any borrowings under this agreement at June 30, 2012.

The following table illustrates the average daily balance borrowed for the period ended June 30, 2012:

Fund	Average Daily Balance
DWA Flexible Allocation	$424
DWA Sector Rotation	9,377

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

Other Information (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF trustees AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Length of Service
Name, Position and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	149
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name, Position and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	149
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	149
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Member and Chairman of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	149
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 2003 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 2003 to present; and Member of the Risk Oversight Committee from 2010 to present

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded
Length of Service
Name, Position and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	149
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	149
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	149
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Chairman of the Governance and Nominating Committees from 2005 to present

Roger Somers	Rydex Series Funds – 1993	149
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 2003 to present; Member of the Audit Committee from 2003 to present; and Member of the Governance and Nominating Committees from 2005 to present

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	during Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, in as much as this person is affiliated with Guggenheim Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date August 28, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date August 28, 2012

* Print the name and title of each signing officer under his or her signature.